As filed with the Securities and Exchange Commission on October 29, 2003

Registration No. 333-7509

811-7689

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 18

and

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 38

RETIREMENT BUILDER

VARIABLE ANNUITY ACCOUNT

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001

(Address of Depositor’s Principal Executive Offices)

(319) 297-8468

Depositor’s Telephone Number, including Area Code

Frank A. Camp, Esquire

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-0001

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esquire

Sutherland, Asbill and Brennan L.L.P.

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2404

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b) of Rule 485.

☐	on pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectuses, Supplements, and Exhibits for the Retirement Income Builder Variable Annuity, the Retirement Income Builder II Variable Annuity and the Portfolio Select Variable Annuity to Form N-4 Registration Statement (333-7509 and 811-7689) filed on April 29, 2003 and any subsequent filings are hereby incorporated by reference.

RETIREMENT INCOME BUILDER II VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated November 3, 2003

to the

Prospectus dated May 1, 2003

LIVING BENEFITS RIDER

You may elect to purchase the optional living benefits rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The living benefits rider is available during the accumulation phase but it will not be issued if the annuitant is age 81 or older. The maximum issue age may be lower if required by state law.

You should view the living benefits rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the living benefits rider.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus.

Fee Table

Optional Rider Fees:
Living Benefits Rider(1)	0.75%

Example	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1,047	$1,942	$2,635	$5,063
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$507	$1,521	$2,535	$5,063

(1)	The fee is a percentage of the “principal back” total withdrawal base.

Guaranteed Minimum Accumulation Benefit

If you elect the living benefits rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Retirement Income Builder II Variable Annuity dated May 1, 2003

Guaranteed Future Value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, which is the tenth rider anniversary, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value are as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. Partial withdrawals will reduce the guaranteed future value by an adjusted partial withdrawal amount which is equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

See the examples at the end of this supplement showing the effect of a withdrawal.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. Assume that on the guaranteed future value date your policy value has declined to $90,000 because of negative investment performance. We will add $10,000 to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments before the guaranteed future value date, you should consider whether electing the rider is in your best interests.

2

Guaranteed Minimum Withdrawal Benefit

If you elect the living benefits rider, we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of liquidity regardless of the performance of the variable investment options you select.

Withdrawal Guarantees. There are two withdrawal guarantees under this benefit:

•	“principal back;” and

•	“for life.”

You can take withdrawals under either guarantee or alternate between the guarantees (your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero). Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee and such impact may be on a greater than dollar-for-dollar basis.

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments; and

•	may be subject to income taxes and federal tax penalties.

Maximum Annual Withdrawal Amount. Under this benefit, you can withdraw up to:

•	7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero; or

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $7,000 each rider year for the next fourteen years and $2,000 in the next year so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•	5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess” withdrawals (see adjusted partial withdrawals, below). All withdrawals before the annuitant’s 59th birthday are excess withdrawals for purposes of the “for life” guarantee.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

3

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note: The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis but will not reduce the total withdrawal base for the “principal back” and “for life” guarantees. Gross partial withdrawals in excess of the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the total withdrawal base and minimum remaining withdrawal amount for the “principal back” and “for life” guarantees on a pro rata basis (possibly to zero). See the examples at the end of this supplement showing the effect of a withdrawal. Excess withdrawals may eliminate the guarantees.

Please note: Gross partial withdrawals of the “principal back” maximum annual withdrawal amount will result in an excess partial withdrawal under the “for life” guarantee as will any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday and will reduce the “for life” maximum annual withdrawal amount, “for life” total withdrawal base, and “for life” minimum remaining withdrawal amount and such reduction may be on a greater than dollar-for-dollar basis. The effect of a 7% “principal back” withdrawal is illustrated below.

4

			5% “For Life”
Date	Policy Value before the Withdrawal	Gross Withdrawal	Total Withdrawal Base (TWB)	TWB Adjustment	Minimum Remaining Withdrawal Amount (MRWA)	MRWA Adjustment	Maximum Annual Withdrawal Amount
11/01/03	$100,000	—	$100,000.00	—	$100,000.00	—	$5,000.00
10/31/05	$95,000	$7,000.00	$97,777.78	$2,222.22	$92,888.89	$7,111.11	$4,888.89

Living Benefits Rider Fee

A rider fee, 0.75% of the “principal back” total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values.

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Portfolio Allocation Method

If you elect the living benefits rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the living benefits rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities - Service Class subaccount (which invests in the Transamerica U.S. Government Securities – Service Class portfolio of the AEGON/Transamerica Series Fund, Inc.) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the living benefits rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the living benefits rider. You should not view the living benefits rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the living benefits rider.

5

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment options.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.

Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the living benefits rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

Other

You cannot elect this rider if you have elected certain other optional benefits. Please contact us or your registered representative for more information.

Termination

The living benefits rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the living benefits rider (you may not terminate the rider before the fifth rider anniversary);

•	annuitization; or

•	termination of your policy.

The living benefits rider may vary for certain policies and may not be available for all policies.

6

EXAMPLES

Guaranteed Minimum Accumulation Benefit Adjusted Partial Surrenders

Gross partial withdrawals will reduce the guaranteed future value pro rata. The amount of the reduction is equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

Example 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

Example 2:

Assumptions:

PV = $120,000

GFV = $100,000

WD = $10,000

7

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

Guaranteed Minimum Withdrawal Benefit Adjusted Partial Surrenders

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

8

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be effected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

Example 2 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is effected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 7% WD)) * (MRWA – 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

9

Step Three. Which is larger, the actual $1,000 excess withdrawal or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (GAWA) + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back”minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is effected by the excess withdrawal.

1.	The formula is (EWD / (PV – 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

Step Three. Which is larger, the actual $1,000 excess withdrawal or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

10

Example 3 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

Example 4 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is effected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

11

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (GAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is effected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

12

STATEMENT OF ADDITIONAL INFORMATION

RETIREMENT INCOME BUILDER II

VARIABLE ANNUITY

Issued through

RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-0001

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Retirement Income Builder II Variable Annuity offered by Transamerica Life Insurance Company (“Transamerica”). You may obtain a copy of the prospectus dated May 1, 2003, by calling 1-800-525-6205, or by writing to the administrative and service office, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectus for the policy and the underlying fund portfolios.

Dated: May 1, 2003 as revised November 1, 2003

GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—An amount equal to the policy value increased or decreased by any excess interest adjustments applied at the time of surrender or on the annuity commencement date.

Administrative and Service Office—Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Annuitant—The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date—The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the policy month following the month in which the annuitant attains age 95. The annuity commencement date may be required to be earlier for qualified policies.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Application—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary—The person who has the right to the death benefit set forth in the policy.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value—The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Code—The Internal Revenue Code of 1986, as amended.

Cumulative Free Percentage—The percentage (as applied to the policy value) which is available free of any surrender charge.

Excess Interest Adjustment (“EIA”)—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Excess Partial Surrender—The portion of a partial surrender (surrender) that exceeds the cumulative free percentage.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy—A policy other than a qualified policy.

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a policy.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders); plus

•	interest credited in the fixed account; plus or minus

•	accumulated gains or losses in the separate account; minus

•	service charges, rider fees, premium taxes, and transfer fees, if any.

Policy Year—A policy year begins on the policy date in which the policy becomes effective and on each anniversary thereof.

Premium Payment—An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account—The Retirement Income Builder II Variable Annuity division of the Retirement Builder Variable Annuity Account, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Service Charge—There is an annual service charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but in no event will this charge be more than 2% of the policy value.

Subaccount—A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

Successor Owner—A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Surrender Charge—The applicable contingent deferred sales charge, assessed on certain full surrenders or partial surrenders of premium payments to cover expenses relating to the sale of the policies.

Valuation Period—The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determinations shall be made on each business day.

Variable Annuity Payment(s)—Payment(s) made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

THE POLICY—GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of the owner’s spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the application or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives the owner and the owner predeceases the annuitant, your estate will become the owner.

Note carefully. If the owner does not name a contingent owner, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Transamerica has received written notice of the trust as a successor owner signed prior to the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Transamerica.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the deceased owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the new owner within five years of the owner’s death, or payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that successor owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements thereon, the application, and information provided in lieu thereof, constitute the entire contract between Transamerica and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application or information provided in lieu thereof.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (SEC). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts invested in the subaccount that invests in the Dreyfus VIF—Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying funds, or substitute a new fund for an existing fund.

Excess Interest Adjustment

Money that you surrender from, transfer out of, or apply to an annuity payment option, from the guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to the guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula which will be used to determine the excess interest adjustment is:

S*(G-C)* (M/12)

S	=	Gross amount being withdrawn that is subject to the excess interest adjustment.
G	=	Guaranteed interest rate applicable to S.
C	=	Current Guaranteed Interest Rate then being offered on new premium payments for the next longer guaranteed period than “M”. If this policy form or such a guaranteed period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.
M	=	Number of months remaining in the current guaranteed period, rounded up to the next higher whole number of months.
*	=	multiplication
^	=	exponentiation

Example 1 (Full Surrender, rates increase by 3%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Full surrender:	middle of contract year 3
Policy value at middle of contract year 3	= 50,000* (1.055) ^ 2.5 = 57,161.18
Surrender charge free amount at middle of policy year 3	= 57,161.18* .30 = 17,148.35
Excess interest adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 - 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000* (1.03) ^ 2.5 = 53,834.80
Excess interest adjustment
G = .055
C = .085
M = 30
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00* (.055 - .085)* (30/12)
= -3,750.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 53,834.80 - 57,161.18 = -3,326.38
Adjusted policy value	= policy value + excess interest adjustment = 57,161.18 - 3,326.38 = 53,834.80
Surrender charge	= (50,000 - 17,148.35)* .06 = 1,971.10
Cash value at middle of policy year 3	= policy value + excess interest adjustment - surrender charge
= 57,161.18 - 3,326.38 - 1,971.10
= 51,863.70

Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Full surrender:	middle of contract year 3
Policy value at middle of policy year 3	= 50,000* (1.055) ^ 2.5 = 57,161.18
Surrender charge free amount at middle of policy year 3	= 57,161.18* .30 = 17,148.35
Excess interest adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 - 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000* (1.03) ^ 2.5 = 53,834.80
Excess interest adjustment
G = .055
C = .045
M = 30
Excess interest adjustment	= S* (G - C)* (M/12)
= 50,000* (.055 - .045)* (30/12)
= 1,250.00
Adjusted policy value	= policy value + excess interest adjustment
= 57,161.18 + 1,250.00 = 58,411.18
Surrender charge	= (50,000 - 17,148.35)* .06 = 1,971.10
Cash value at middle of policy year 3	= policy value + excess interest adjustment - surrender charge
= 57,161.18 + 1,250 - 1,971.10
= 56,440.08

On a partial surrender, Transamerica will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Surrender charge—free surrenders will reduce the policy value by the amount withdrawn. Amounts withdrawn in excess of the surrender charge—free amount will reduce the policy value by an amount equal to:

X - Y + Z

X	=	excess partial surrender = requested surrender less surrender charge—free amount
A	=	amount of partial surrender which is subject to excess interest adjustment = requested surrender - excess interest adjustment—free amount, where excess interest adjustment—free amount = cumulative interest credited at time of, but prior to, surrender.
Y	=	excess interest adjustment = (A)*(G-C)*(M/12) where G, C, and M are defined above, with “A” substituted for “S” in the definition of G and M.
Z	=	surrender charge on X minus Y.

Example 3 (Partial Surrender, rates increase by 1%):

Single premium:		$50,000
Guarantee period:		5 Years
Guarantee rate:		5.50% per annum
Partial surrender:		$30,000; middle of contract year 3
Policy value at middle of policy year 3		= 50,000* (1.055) ^2.5 = 57,161.18
Surrender charge free amount at middle of policy year 3		= 57,161.18* .30 = 17,148.35
Excess interest adjustment free amount at middle of policy year 3		= 57,161.18 - 50,000 = 7,161.18
Excess interest adjustment / surrender charge
X	= 30,000 - 17,148.35 = 12,851.65
A	= 30,000 - 7,161.18 = 22,838.82
G	= .055
C	= .065
M	= 30
Y	= 22,838.82* (.055 - .065)* (30/12) = -570.97
Z	= .06* [12,851.65 - (-570.97)] = 805.36
Reduction to policy value due to surrender charge—free surrender		= 17,148.35
Reduction to policy value due to excess surrender		= X - Y + Z
= 12,851.65 - (-570.97) + 805.36
= 14,227.98
Policy value after surrender at middle of policy year 3		= 57,161.18 - [17,148.35 + 14,227.98]
= 57,161.18 - [17,148.35 + 12,851.65 - (-570.97) + 805.36]
= 57,161.18 - [30,000 - (-570.97) + 805.36]
= 57,161.18 - 31,376.33 = 25,784.85

Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:		$50,000
Guarantee period:		5 Years
Guarantee rate:		5.50% per annum
Partial surrender:		$30,000; middle of contract year 3
Policy value at middle of policy year 3		= 50,000* (1.055) ^ 2.5 = 57,161.18
Surrender charge free amount at middle of policy year 3		= 57,161.18* .30 = 17,148.35
Excess interest adjustment free amount at middle of policy year 3		= 57,161.18 - 50,000 = 7,161.18
Excess interest adjustment / surrender charge
X	= 30,000 - 17,148.35 = 12,851.65
A	= 30,000 - 7,161.18 = 22,838.82
G	= .055
C	= .045
M	= 30
Y	= 22,838.82* (.055 - .045)* (30/12) = 570.97
Z	= .06* [12,851.65 - (570.97)] = 736.84
Reduction to policy value due to surrender charge—free surrender		= 17,148.35
Reduction to policy value due to excess surrender		= X - Y + Z
= 12,851.65 - 570.97 + 736.84
= 13,017.52
Policy value after surrender at middle of policy year 3		= 57,161.18 - [17,148.35 + 13,017.52]
= 57,161.18 - [17,148.35 + 12,851.65 - 570.97 + 736.84]
= 57,161.18 - [30,000 - (570.97) + 736.84]
= 57,161.18 - 30,165.87 = 26,995.31

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts, or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the separate account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid guaranteed amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For regular annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “1983 Table a” (male, female, and unisex if required by law) mortality table with projection using projection Scale G factors, assuming a maturity date in the year 2000. (“The 1983 Table a” mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.) The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
2001-2010	Actual Age minus 1
2011-2020	Actual Age minus 2
2021-2030	Actual Age minus 3
2031-2040	Actual Age minus 4
After 2040	As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to a partial surrender called the adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial surrender is the sum of (1) and (2), where:

(1)	The surrender charge-free surrender amount taken; and

(2)	The amount that an excess partial surrender (the portion of a surrender that can be subject to a surrender charge) reduces the policy value times [(a) divided by (b)] where:

(a)	is the amount of the death proceeds prior to the excess partial surrender; and

(b)	is the policy value prior to the excess partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

EXAMPLE 1

(Assumed Facts for Example)

$75,000	current guaranteed minimum death benefit before surrender
$50,000	current policy value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$10,000	surrender charge-free amount (assumes 20% cumulative free percentage is available)
$5,000	excess partial surrender— (amount subject to surrender charge)
$100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)
$294	surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*(5000 - 100)
$5,194	reduction in policy value due to excess partial surrender = 5000 - 100 + 294
$15,194	total gross partial surrender
$18,440	adjusted partial surrender = $10,000 + $5,194 [(75,000 – 10,000) / (50,000 –10,000)]
$56,560	new guaranteed minimum death benefit (after surrender) = 75,000 – 18,440
$34,806	new policy value (after surrender) = 50,000 - 10,000 - 5,194

Summary:
Reduction in guaranteed minimum death benefit	= $	18,440
Reduction in policy value	= $	15,194

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

EXAMPLE 2

(Assumed Facts for Example)

$50,000	current guaranteed minimum death benefit before surrender
$75,000	current policy value before surrender
$75,000	current death benefit proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$11,250	surrender charge-free amount (assumes 15% cumulative free percentage is available)
$3,750	excess partial surrender—(amount subject to surrender charge)
$-100	excess interest adjustment (assumes interest rates have increased since initial guarantee)
$231	surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*[(3750-(-100)]
$4,081	reduction in policy value due to excess partial surrender = 3750 - (-100) + 231 = 3750 + 100 + 231
$15,331	total gross partial surrender
$15,331	adjusted partial surrender = $11,250 + $4,081 [(75,000 – 11,250) / (75,000 – 11,250)]
$34,669	New guaranteed minimum death benefit (after surrender) = 50,000 - 15,331
$59,669	new policy value (after surrender) = 75,000 - 11,250 - 4,081

Summary:
Reduction in guaranteed minimum death benefit	= $	15,331
Reduction in policy value	= $	15,331

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant who is the owner died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica, will constitute due proof of death.

Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant was an owner, (1) the death benefit must be distributed within five years of the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the beneficiary’s lifetime or for a period certain (so long as any period certain does not exceed the beneficiary’s life expectancy). Death Proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased owner’s death. If the sole beneficiary is the deceased owner’s surviving spouse, however, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit. (See “Certain Federal Income Tax Consequences.”)

If the annuitant is not an owner, and an owner dies prior to the annuity commencement date, a successor owner may surrender the policy at any time for the amount of the adjusted policy value. If the successor owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed: within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the successor owner’s lifetime or for a period certain (so long as any period certain does not exceed the successor owner’s life expectancy). If the sole successor owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the application will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” below for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policy to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their spouse or minor children. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times (b) the number of payments remaining, discounted using a rate equal to the AIR.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. (§) 1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through the underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury. Transamerica has entered into agreements with each underlying fund company that require the portfolios to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contractowner’s gross income. The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contractowners were not owners of separate account assets. For example, you have the choice of more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owners of the assets of the separate account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owners of a pro rata share of the assets of the separate account.

Distribution Requirements. The Code also requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the designated beneficiary as defined in section 72(s) of the Code. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as the owner and any death or change of such primary annuitant shall be treated as the death of an owner. The non-qualified policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such

Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, other than specified distributions such as distributions required by the Code, certain nontaxable distributions, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), or in the case of a traditional IRA, distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

Transamerica makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year on behalf of any individual may not exceed the deductible amount specified in the Code ($3000 for 2003, $3,500 if age 50 or older), except in the case of a rollover amount or contribution under Sections 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; and (vii) the entire interest of the owner is non-forfeitable. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($3000 for 2003, $3,500 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature surrender penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in an pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at year end may have to be increased by any positive excess interest adjustment which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in that paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner of which is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent’s death, (iii) a qualified policy (other than one qualifying under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single premium payment.

Taxation of Transamerica

Transamerica at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Transamerica and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. Transamerica does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by Transamerica with respect to the separate account, Transamerica may make a charge to that account.

INVESTMENT EXPERIENCE

A “Net Investment Factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying funds less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “Net Investment Factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The owner bears this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The Net Investment Factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a) is the net result of:

(1) the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2) the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3) a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;

(b) the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c) is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

(Assume either the 5% Annually Compounding Death Benefit

or the Annual Step-Up Death Benefit is in effect and no optional riders or benefits are elected.)

Investment Experience Factor = (A + B - C) - E

                                D

Where: A	=	The Net Asset Value of an underlying fund share as of the end of the current valuation period.
		Assume	A = $11.57

B	=	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
		Assume	B = 0

C	=	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
		Assume	C = 0

D	=	The Net Asset Value of an underlying fund share at the end of the immediately preceding valuation period.
		Assume	D = $11.40

E	=	The daily deduction for mortality and expense risk fee and administrative charges, which (on these assumptions) totals 1.40% on an annual basis.
		On a daily basis	= .0000380909

Then, the Investment Experience Factor = (11.57+ 0 - 0) - .0000380909 = Z = 1.0148741898

                                                 11.40

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where: A	=	The accumulation unit value for the immediately preceding valuation period.
		Assume	= $X

B	=	The Net Investment Factor for the current valuation period.
		Assume	= Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for that subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual Assumed Investment Return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i) is the result of:

(1) the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2) the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3) a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii) is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii) is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% (for the Return of Premium Death Benefit) or 1.40% (for the 5% Annually Compounding Death Benefit and the Annual Step-Up Death Benefit) of the daily net asset value of a fund share held in that subaccount. (For calculating annuity payments, the factor is 1.25% for all death benefits).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where: A	=	Annuity unit value for the immediately preceding valuation period.
		Assume	= $X

B	=	Investment Experience Factor for the valuation period for which the annuity unit value is being calculated.*
		Assume	= Y

C	=	A factor to neutralize the assumed interest rate of 5% built into the Annuity Tables used.
		Assume	= Z

Then, the annuity unit value is: $X * Y * Z = $Q

*	For FIP annuity payments, this will reflect not only the 1.25% mortality and expense risk fee and administrative charge, but also the 1.25% guaranteed payment fee.

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First Monthly Variable Annuity Payment = A * B
$1,000

Where: A	=	The policy value as of the annuity commencement date.
		Assume	= $X

B	=	The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
		Assume	= $Y

Then, the first Monthly Variable Annuity Payment = $X * $Y = $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units = A

                  B

Where: A	=	The dollar amount of the first monthly Variable Annuity Payment.
		Assume	= $X

B	=	The annuity unit value for the Valuation Date on which the first monthly payment is due.
		Assume	= $Y

Then, the number of annuity units = $X = Z
$Y

BENEFICIARY EARNINGS ENHANCEMENT RIDER—ADDITIONAL

INFORMATION

The following examples illustrate the Beneficiary Earnings Enhancement additional death benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount. The client is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender	$150,000
Rider Earnings on Date of Surrender (Policy Value on Date of Surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Policy Value on Date of Death Benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations	$75,000
Rider Earnings (= Policy Value on date of Death Benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender = $75,000 - $100,000 - $0 + $0): as death benefit calculations	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Dreyfus VIF- Money Market Subaccount for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; and (ii) the mortality and expense risk fee. Current Yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Dreyfus VIF—Money Market Subaccount will be lower than the yield for the Dreyfus VIF—Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments withdrawn based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.

Transamerica may also disclose the effective yield of the Dreyfus VIF—Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the Dreyfus VIF- Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Dreyfus VIF—Money Market Subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Dreyfus VIF—Money Market Portfolio, the types and quality of portfolio securities held by the Dreyfus VIF—Money Market Portfolio and its operating expenses. For the seven days ended December 31, 2002, the yield of the Dreyfus VIF—Money Market Subaccount was (0.368%), and the effective yield was (0.368%) for the Return of Premium Death Benefit. For the seven days ended December 31, 2002, the yield of the Dreyfus VIF—Money Market Subaccount was (0.514%), and the effective yield was (0.514%) for the 5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Dreyfus VIF—Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charge and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI – ES)/(U * UV)) + 1)6 –1)

Where:

NI	=	Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.
ES	=	Expenses of the subaccount for the 30-day period.
U	=	The average number of units outstanding.
UV	=	The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments withdrawn based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount’s actual yield is affected by the types and quality of its investments and its operating expenses.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the subaccount’s underlying fund portfolios, and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

CTR = (ERV/P) –1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.

All non-standardized performance data will only be advertised if the standardized performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica’s contract liabilities and reserves so that the Division may determine the items are correct. Transamerica’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners may also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

The policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the policies is continuous and Transamerica does not anticipate discontinuing the offering of the policies, however, Transamerica reserves the right to do so.

AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the policies and may enter into agreements with broker-dealers for the distribution of the policies. During 2002, 2001 and 2000, the amount paid to AFSG Securities Corporation, AEGON USA Securities, Inc. and/or the broker-dealers for their services related to Retirement Income Builder II Variable Annuity policies was $2,793,400.97, $4,477,640.03, and $6,302,539.46, respectively.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

Transamerica makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment options or charges.

CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the policies.

INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial statements of certain subaccounts of the Retirement Builder Variable Annuity Account, which are available for investment by the Retirement Income Builder II Variable Annuity contract owners as of December 31, 2002 and for the periods indicated thereon, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309.

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). The financial statements and schedules of Transamerica Life Insurance Company which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

Financial Statements and Schedules—Statutory Basis

Transamerica Life Insurance Company

Years Ended December 31, 2002, 2001, and 2000

Transamerica Life Insurance Company

Financial Statements and Schedules—Statutory Basis

Years Ended December 31, 2002, 2001, and 2000

Contents

Report of Independent Auditors	1

Audited Financial Statements

Balance Sheets—Statutory Basis	3
Statements of Operations—Statutory Basis	5
Statements of Changes in Capital and Surplus—Statutory Basis	6
Statements of Cash Flow—Statutory Basis	7
Notes to Financial Statements—Statutory Basis	9

Statutory-Basis Financial Statement Schedules

Summary of Investments—Other Than Investments in Related Parties	45
Supplementary Insurance Information	46
Reinsurance	47

Report of Independent Auditors

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company, an indirect, wholly-owned subsidiary of AEGON N.V., as of December 31, 2002 and 2001, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2002. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Life Insurance Company at December 31, 2002 and 2001, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2002.

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2002, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2002 Transamerica Life Insurance Company changed various accounting policies to be in accordance with Actuarial Guideline 39.

As discussed in Note 2 to the financial statements, in 2001 Transamerica Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Division, Department of Commerce, of the State of Iowa.

/s/    ERNST & YOUNG LLP

Des Moines, Iowa

February 14, 2003

2

Transamerica Life Insurance Company

Balance Sheets—Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2002	2001
Admitted assets
Cash and invested assets:
Cash and short-term investments	$614,687	$193,296
Bonds	18,782,977	12,891,333
Preferred stocks:
Affiliated entities	991	761
Other	94,353	51,786
Common stocks:
Affiliated entities (cost: 2002 – $18,313; 2001 – $10,015)	250	257
Other (cost: 2002 – $104,470; 2001 – $91,042)	103,197	93,367
Mutual funds sponsored by affiliated entities (cost: 2002 – $4,689; 2001 – $4,403)	3,882	3,947
Mortgage loans on real estate	2,661,200	2,063,388
Real estate:
Home office properties	7,295	7,374
Properties acquired in satisfaction of debt	26,406	15,082
Investment properties	12,852	30,034
Policy loans	59,664	59,034
Net short-term notes receivable from affiliates	183,000	140,000
Other invested assets	517,285	413,500

Total cash and invested assets	23,068,039	15,963,159

Premiums deferred and uncollected	14,620	13,860
Accrued investment income	315,741	165,836
Reinsurance receivable	1,883	20,792
Federal and foreign income tax recoverable	13,782	—
Net deferred income tax asset	111,460	33,961
Accrued capital contribution	200,000	—
Other admitted assets	15,460	13,469
Separate account assets	7,784,759	5,304,781

Total admitted assets	$31,525,744	$21,515,858

3

	December 31
	2002	2001
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$2,438,160	$2,251,299
Annuity	11,786,082	7,402,612
Accident and health	466,263	384,234
Policy and contract claim reserves:
Life	17,458	13,561
Accident and health	29,712	28,202
Liabilities for deposit-type contracts	7,060,714	4,773,460
Other policyholders’ funds	2,460	2,147
Remittances and items not allocated	351,031	412,696
Asset valuation reserve	60,506	58,872
Interest maintenance reserve	—	26,415
Other liabilities	288,602	131,216
Reinsurance in unauthorized companies	3,453	1,605
Federal and foreign income taxes payable	—	32,064
Funds held under coinsurance and other reinsurance treaties	62,575	13,403
Transfers from separate accounts due or accrued	(328,108)	(150,654)
Payable for securities	36,001	119,715
Payable to affiliates	878	6,694
Separate account liabilities	7,740,502	5,259,079

Total liabilities	30,016,289	20,766,620

Capital and surplus:
Common stock, $10 per share par value, 500,000 shares authorized, 223,500 issued and outstanding shares	2,235	2,235
Preferred stock, $10 per share par value, 42,500 shares authorized, issued and outstanding	425	425
Surplus notes	575,000	—
Paid-in surplus	934,282	534,282
Unassigned surplus (deficit)	(2,487)	212,296

Total capital and surplus	1,509,455	749,238

Total liabilities and capital and surplus	$31,525,744	$21,515,858

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Operations—Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$517,384	$554,684	$882,537
Annuity	8,304,910	4,118,905	3,223,121
Accident and health	145,949	150,586	152,293
Net investment income	1,091,577	825,953	527,313
Amortization of interest maintenance reserve	1,447	3,503	3,867
Commissions and expense allowances on reinsurance ceded	29,704	(6,941)	19,668
Income from fees associated with investment management, administration and contract guarantees for separate accounts	81,946	60,188	62,982
Other income	182,409	167,901	7,274

	10,355,326	5,874,779	4,879,055
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	142,567	127,370	111,054
Surrender benefits	963,589	1,194,122	1,315,484
Other benefits	477,982	356,649	205,110
Increase in aggregate reserves for policies and contracts:
Life	186,782	141,397	556,724
Annuity	4,298,123	2,730,317	541,540
Accident and health	82,029	78,869	50,794
Other	—	—	5,986
Increase in liability for premium and other deposit funds	—	—	1,183,833

	6,151,072	4,628,724	3,970,525
Insurance expenses:
Commissions	521,704	290,622	196,101
General insurance expenses	101,855	81,737	58,019
Taxes, licenses and fees	15,630	15,934	26,740
Net transfers to separate accounts	3,540,518	823,622	515,325
Other expenses	23,294	14,980	240

	4,203,001	1,226,895	796,425

Total benefits and expenses	10,354,073	5,855,619	4,766,950
Gain from operations before dividends to policyholders, federal income tax expenses (benefit) and net realized capital losses on investments	1,253	19,160	112,105
Dividends to policyholders	497	545	536

Gain from operations before federal income tax expense and net realized capital losses	756	18,615	111,569
Federal income tax expense	19,389	28,149	51,251

Gain (loss) from operations before net realized capital losses on investments	(18,633)	(9,534)	60,318
Net realized capital losses on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve	(102,519)	(107,276)	(9,474)

Net income (loss)	$(121,152)	$(116,810)	$50,844

See accompanying notes.

5

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus—Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at January 1, 2000	$2,660	$—	$—	$154,282	$197,713	$354,655
Net income	—	—	—	—	50,844	50,844
Change in net unrealized capital gains/losses	—	—	—	—	(19,784)	(19,784)
Change in non-admitted assets	—	—	—	—	(1,210)	(1,210)
Change in asset valuation reserve	—	—	—	—	(2,999)	(2,999)
Tax benefit on stock options exercised	—	—	—	—	1,438	1,438
Change in surplus in separate accounts	—	—	—	—	(224)	(224)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(495)	(495)
Capital contribution	—	—	—	100,000	—	100,000

Balance at December 31, 2000	2,660	—	—	254,282	225,283	482,225
Net loss	—	—	—	—	(116,810)	(116,810)
Change in net unrealized capital gains/losses	—	—	—	—	(10,700)	(10,700)
Change in non-admitted assets	—	—	—	—	(51,381)	(51,381)
Change in asset valuation reserve	—	—	—	—	47,320	47,320
Tax benefit on stock options exercised	—	—	—	—	897	897
Change in surplus in separate accounts	—	—	—	—	(3,378)	(3,378)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(1,110)	(1,110)
Change in net deferred income tax	—	—	—	—	64,840	64,840
Cumulative effect of changes in accounting principles	—	—	—	—	23,045	23,045
Dividends to stockholder	—	—	—	—	(3,000)	(3,000)
Exchange of common stock for preferred stock	(425)	425	—	—	—	—
Reinsurance transactions	—	—	—	—	37,290	37,290
Capital contribution	—	—	—	280,000	—	280,000

Balance at December 31, 2001	2,235	425	—	534,282	212,296	749,238
Net loss	—	—	—	—	(121,152)	(121,152)
Change in net unrealized capital gains/losses	—	—	—	—	(68,482)	(68,482)
Change in non-admitted assets	—	—	—	—	(40,354)	(40,354)
Change in asset valuation reserve	—	—	—	—	(1,634)	(1,634)
Change in surplus in separate accounts	—	—	—	—	(2,521)	(2,521)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	(1,848)	(1,848)
Change in net deferred income tax	—	—	—	—	109,575	109,575
Cumulative effect of changes in accounting principles	—	—	—	—	(65,363)	(65,363)
Change in reserve on account of change in valuation basis	—	—	—	—	(18,990)	(18,990)
Issuance of surplus notes	—	—	575,000	—	—	575,000
Reinsurance transactions	—	—	—	—	(4,120)	(4,120)
Capital contribution	—	—	—	400,000	—	400,000
Tax benefit on stock options exercised	—	—	—	—	106	106

Balance at December 31, 2002	$2,235	$425	$575,000	$934,282	$(2,487)	$1,509,455

See accompanying notes.

6

Transamerica Life Insurance Company

Statements of Cash Flow—Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Operating activities
Premiums and other considerations received, net of reinsurance	$8,933,379	$4,802,420	$4,208,600
Allowances and reserve adjustments received on reinsurance ceded	25,667	30,459	19,764
Investment income received	1,043,968	763,113	508,646
Other income received	182,511	168,351	44,960
Life and accident and health claims	(136,633)	(125,561)	(114,001)
Surrender benefits and other fund withdrawals	(1,346,732)	(1,330,575)	(1,315,484)
Annuity and other benefits to policyholders	(237,595)	(169,748)	(164,778)
Commissions, other expenses and taxes paid	(638,931)	(394,194)	(267,005)
Dividends paid to policyholders	(566)	(566)	(603)
Federal income taxes received (paid)	(65,130)	1,524	(45,190)
Net transfers to separate accounts	(3,635,930)	(797,040)	(477,575)
Other	11,416	17,495	(28,172)

Net cash provided by operating activities	4,135,424	2,965,678	2,369,162
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	20,458,498	7,553,214	4,817,369
Stocks	63,253	80,053	51,093
Mortgage loans on real estate	142,834	178,704	129,336
Real estate	3,696	587	2,042
Other invested assets	70,148	37,923	14,237
Miscellaneous proceeds	—	661	129

Total investment proceeds	20,738,429	7,851,142	5,014,206
Income taxes received (paid) on net realized capital gains(losses)	8,725	(8,658)	5,199

Net proceeds from sales, maturities, or repayments of investments	20,747,154	7,842,484	5,019,405
Cost of investments acquired:
Bonds	(26,453,740)	(13,464,536)	(6,985,975)
Stocks	(118,500)	(134,774)	(58,001)
Mortgage loans on real estate	(739,171)	(659,618)	(372,757)
Real estate	(2,261)	1,592	(149)
Other invested assets	(199,836)	(241,521)	(121,685)
Miscellaneous applications	(176,501)	(38,461)	—

Total cost of investments acquired	(27,690,009)	(14,537,318)	(7,538,567)
Net decrease (increase) in policy loans	(630)	(1,463)	2,300

Net cost of investments acquired	(27,690,639)	(14,538,781)	(7,536,267)

Net cash used in investing activities	(6,943,485)	(6,696,297)	(2,516,862)

7

Transamerica Life Insurance Company

Statements of Cash Flow—Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Financing and miscellaneous activities
Other cash provided:
Capital and surplus paid in	$775,000	$280,000	$100,000
Borrowed money	—	(6,200)	(138,300)
Deposits on deposit-type contract funds and other liabilities without life or disability contingencies	2,333,331	4,406,794	—
Other sources	317,218	354,709	338,402

Total cash provided	3,425,549	5,035,303	300,102
Other cash applied:
Dividends paid to stockholder	—	(3,000)	—
Withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	(74,026)	(944,380)	—
Other applications, net	(122,071)	(262,232)	(107,873)

Total other cash applied	(196,097)	(1,209,612)	(107,873)

Net cash provided by financing and miscellaneous activities	3,229,452	3,825,691	192,229

Net increase in cash and short-term investments	421,391	95,072	44,529
Cash and short-term investments at beginning of year	193,296	98,224	53,695

Cash and short-term investments at end of year	$614,687	$193,296	$98,224

See accompanying notes.

8

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company) is a stock life insurance company and is a wholly-owned subsidiary of Transamerica Holding Company, LLC (Transamerica Holding) which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia and Guam. Sales of the Company’s products are primarily through the Company’s agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

9

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC) for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, changes in prepayment assumptions were accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

10

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus (deficit) rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

11

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus (deficit). Under GAAP, such assets are included in the balance sheet.

12

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies are reflected in other benefits. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Effective January 1, 2001, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the

13

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies and affiliated mutual funds are carried at market value and the related unrealized capital gains or losses are reported in unassigned surplus. Stocks of affiliated companies are carried at equity in the underlying

14

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

net assets. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets. Other “admitted assets” are valued principally at cost.

Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in market value that is other than temporary, the carrying value of the investment is reduced to its estimated realizable value, or fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2002 and 2001, the Company excluded investment income due and accrued of $34,280 and $16,146, respectively, with respect to such practices.

15

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. These swaps meet hedge accounting rules and are not marked to their current market value in the financial statements. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company issues a product that provides the customer a return based on the Standard & Poors (S&P) 500 Index. The Company uses swaps that allow for an exchange of the increase in the S&P 500 Index over the life of the contract for payments based upon LIBOR rates. The Company has designated this swap as a hedge and, as such, the change in the value of the contract is recorded consistent with the related liability. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses are included in income in the period they are incurred.

The Company also utilizes credit default swaps in replication transactions. A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap. A premium is received by the Company on a periodic basis and recognized in investment income. In the event that the representative issuer defaults on its obligation referenced in the credit default swap contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

The Company has entered into interest rate cap agreements to hedge the exposure of changing interest rates. The cash flows from the interest rate caps will help offset losses that might occur from changes in interest rates. The cost of such agreement is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. The unamortized cost of the agreement is included in other invested assets.

16

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to 8.75 percent and mortality rates, where appropriate, from a variety of tables.

17

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus (deficit) and will be amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

18

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

Premiums and Annuity Considerations

Subsequent to January 1, 2001, revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. These revenues are recognized when due. Premiums received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Prior to January 1, 2001, all life, annuity, accident and health premiums are recognized as revenue when due.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus (deficit).

Reclassifications

Certain reclassifications have been made to the 2001 and 2000 financial statements to conform to the 2002 presentation.

19

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

2. Accounting Changes

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Iowa. Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Iowa insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus (deficit) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus, of $23,045 as of January 1, 2001. This amount included the establishment of deferred income tax assets of $19,124 and the release of mortgage loan prepayment fees from the IMR of $11,151, offset by the release of mortgage loan origination fees of $3,100, bond writedowns of $3,490, and the establishment of a vacation accrual of $640.

On December 31, 2002, the Company adopted the provisions of Actuarial Guideline 39 (“Guideline 39”). The purpose of Guideline 39 is to interpret the standards for the valuation of reserves for guaranteed living benefits included in variable deferred and immediate annuity contracts. The Company had previously provided reserves for such guarantees based on the accumulation of the amount charged to policyholders for these benefits. The cumulative effect of adopting Guideline 39 on December 31, 2002, was to increase reserves by $65,363, which was charged directly to unassigned surplus (deficit) as a change in accounting principle.

20

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

2. Accounting Changes (continued)

Effective January 1, 2003, the Company will adopt the provisions of Statutory Statement of Accounting Principles (SSAP) No. 86, Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions. SSAP No. 86 supercedes SSAP No. 31, Derivative Instruments, and is effective for derivative transactions entered into or modified on or after January 1, 2003. SSAP No. 31 continues to apply to derivative transactions in place prior to January 1, 2003, however the Company can elect to apply SSAP No. 86 to these transactions as well. The Company has elected to adopt SSAP No. 86 for all existing and future derivative transactions. SSAP No. 86 adopts the general framework of Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivatives and Hedging Activities, which addresses the accounting for derivatives in accordance with accounting principles generally accepted in the United States. SSAP No. 86 differs from SFAS No. 133 in that it allows the derivative instrument be carried consistent with the hedged item rather than at fair value. SSAP No. 86 also does not require the separate accounting for embedded derivatives as required by SFAS No. 133. The Company believes that the adoption of this statement will not have a material impact on the Company’s financial condition or results of operations in future periods.

3. Capital Structure

During 2001, the Company exchanged 42,500 shares of its common stock with 42,500 shares of preferred stock. The par value of the preferred stock is $10 per share and the liquidation value is equal to $1,364.70 per share. This per share liquidation value shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the shares of preferred stock have no right to cause mandatory or optional redemption of the shares. At December 31, 2002, cumulative unpaid dividends relating to the preferred shares were $5,942.

At December 31, 2002, the Company accrued $200,000 for a capital contribution receivable from its parent. This capital contribution has been carried as an admitted asset based on approval from the Insurance Division, Department of Commerce, of the State of Iowa and receipt of the capital contribution prior to the filing of the annual statement, in accordance with SSAP No. 72.

21

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

3. Capital Structure (continued)

During 2002, the Company received $575,000 from Transamerica Holding in exchange for surplus notes. These notes are due 20 years from the date of issuance and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. Additional information related to the surplus notes at December 31, 2002 is as follows:

Date Issued	Interest Rate	Original Amount of Notes	Balance Out- standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$275,000	$—	$—	$4,125
December 30, 2002	6.0	300,000	300,000	—	—	50

Total		$575,000	$575,000	$—	$—	$4,175

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

22

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

4. Fair Values of Financial Instruments (continued)

Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds, are based on quoted market prices.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements. The related carrying value of these items is included with other invested assets.

Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Net short-term receivable from affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying amount.

Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

23

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

4. Fair Values of Financial Instruments (continued)

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2002		2001
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$614,687	$614,687	$193,296	$193,296
Bonds	18,782,977	19,176,826	12,891,333	12,936,983
Preferred stocks, other than affiliates	94,353	92,279	51,786	49,549
Common stocks, other than affiliates	103,197	103,197	93,367	93,367
Mutual funds sponsored by affiliated entities	3,882	3,882	3,947	3,947
Mortgage loans on real estate	2,661,200	2,895,363	2,063,388	2,117,378
Policy loans	59,664	59,664	59,034	59,034
Net short-term notes receivable from affiliates	183,000	183,000	140,000	140,000
Interest rate caps	72	9	1,406	3
Swaps	(89,890)	(126,004)	(29,268)	(140,307)
Separate account assets	7,784,759	7,784,759	5,304,781	5,304,781

Liabilities
Investment contract liabilities	18,846,796	18,894,175	12,176,072	12,109,052
Separate account annuity liabilities	6,253,739	6,248,530	4,172,376	4,102,548

24

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2002
Bonds:
United States Government and agencies	$943,736	$11,094	$3,766	$951,064
State, municipal, and other government	472,741	42,834	18,952	496,623
Public utilities	1,005,793	56,296	50,462	1,011,627
Industrial and miscellaneous	8,534,474	472,777	114,699	8,892,552
Mortgage and other asset-backed securities	7,826,233	157,025	158,298	7,824,960

	18,782,977	740,026	346,177	19,176,826
Preferred stocks	94,353	249	2,323	92,279
Affiliated preferred stocks	991	—	—	991

	$18,878,321	$740,275	$348,500	$19,270,096

December 31, 2001
Bonds:
United States Government and agencies	$116,098	$1,806	$889	$117,015
State, municipal, and other government	245,626	13,251	16,610	242,267
Public utilities	922,762	20,165	12,901	930,026
Industrial and miscellaneous	5,598,744	123,985	94,570	5,628,159
Mortgage and other asset-backed securities	6,008,103	61,403	49,990	6,019,516

	12,891,333	220,610	174,960	12,936,983
Preferred stocks	51,786	254	2,491	49,549
Affiliated preferred stocks	761	—	—	761

	$12,943,880	$220,864	$177,451	$12,987,293

25

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$201,013	$203,750
Due after one year through five years	3,745,339	3,857,772
Due after five years through ten years	4,613,891	4,857,979
Due after ten years	2,396,501	2,432,365

	10,956,744	11,351,866
Mortgage and other asset-backed securities	7,826,233	7,824,960

	$18,782,977	$19,176,826

A detail of net investment income is presented below:

	Year Ended December 31
	2002	2001	2000
Interest on bonds and preferred stock	$956,905	$684,756	$421,931
Dividends on equity investments	2,065	1,362	644
Interest on mortgage loans	161,211	147,811	111,356
Rental income on real estate	8,253	8,289	8,070
Interest on policy loans	3,945	4,269	4,248
Other investment income	12,230	16,058	4,549

Gross investment income	1,144,609	862,545	550,798

Less investment expenses	53,032	36,592	23,485

Net investment income	$1,091,577	$825,953	$527,313

26

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2002	2001	2000
Proceeds	20,462,679	$7,556,980	$4,817,508

Gross realized gains	$152,259	$82,314	$24,440
Gross realized losses	(250,673)	(123,094)	(55,422)

Net realized losses	$(98,414)	$(40,780)	$(30,982)

Gross realized losses for the years ended December 31, 2002 and 2001 include $103,424 and $86,275, respectively, which relates to losses recognized on other than temporary declines in market value of debt securities.

At December 31, 2002, investments with an aggregate carrying value of $57,201 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains/losses on investments are summarized below:

	Realized
	Year Ended December 31
	2002	2001	2000
Bonds and preferred stocks	$(98,414)	$(40,780)	$(30,982)
Equity securities	3,695	6,266	5,551
Mortgage loans on real estate	374	—	2,659
Real estate	(3,193)	399	220
Short-term investments	—	661	9
Other invested assets	(47,253)	(40,788)	(7,690)

	(144,791)	(74,242)	(30,233)

Tax effect	8,725	(8,658)	5,199
Transfer from (to) interest maintenance reserve	33,547	(24,376)	15,560

Net realized losses	$(102,519)	$(107,276)	$(9,474)

27

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

	Change in Unrealized
	Year Ended December 31
	2002	2001	2000
Bonds	$27,211	$15,112	$(20,789)
Preferred stocks	(3,606)	3,437	4,462
Common stocks	(3,598)	(7,270)	(249)
Affiliated entities	(129)	(15,246)	(3,506)
Mortgage loans on real estate	452	(834)	296
Other invested assets	(28,463)	712	183
Real estate	298	—	(181)
Derivative instruments	(60,647)	(6,611)	—

Change in unrealized gains/losses	$(68,482)	$(10,700)	$(19,784)

Gross unrealized gains and gross unrealized losses on unaffiliated common stocks are as follows:

	December 31
	2002	2001
Unrealized gains	$1,703	$4,025
Unrealized losses	(2,976)	(1,700)

Net unrealized gains (losses)	$(1,273)	$2,325

During 2002, the Company issued mortgage loans with interest rates ranging from 3.65% to 7.77%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 84%. Mortgage loans with a carrying value of $31,999 were non-income producing for the previous 180 days. Accrued interest of $2,531 related to these mortgage loans was excluded from investment income at December 31, 2002. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

28

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

At December 31, 2002 and 2001, the Company held a mortgage loan loss reserve in the asset valuation reserve of $18,989 and $18,991, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution				Property-Type Distribution
	December 31			December 31
	2002	2001		2002	2001
South Atlantic	27%	30%	Office	42%	42%
Pacific	24	28	Industrial	19	18
E. North Central	14	14	Apartment	18	16
Mountain	11	8	Retail	16	19
Middle Atlantic	10	9	Other	5	5
W. North Central	6	3
W. South Central	4	4
New England	3	3
E. South Central	1	1

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. These instruments include interest rate swaps and caps. All involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company enters into various interest-rate swap agreements in the normal course of business primarily as a means of managing its interest rate exposure. Interest rate swap agreements generally involve the periodic exchange of fixed rate interest and floating rate interest payments by applying a specified market index to the underlying contract or notional amount, without exchanging the underlying notional amounts. Interest rate swap agreements are intended primarily for asset and liability management. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial assets is recorded on an accrual basis as a component of net investment income. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial liabilities is recorded as interest income. While

29

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

the Company is not exposed to credit risk with respect to the notional amounts of the interest rate swap agreements, the Company is subject to credit risk from potential nonperformance of counterparties throughout the contract periods. The amounts potentially subject to such credit risk are much smaller than the notional amounts. The Company controls this credit risk by entering into transactions with only a selected number of high quality institutions, establishing credit limits and maintaining collateral when appropriate. Generally, the Company is subject to basis risk when an interest rate swap agreement is funded.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another, based upon an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. These swaps meet hedge accounting rules and are not marked to their current market value in the financial statements. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company may invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Each mortgage loan is hedged individually and the relevant terms of the asset and derivative must be the same. These caps require a premium to be paid at the onset of the contract and the Company benefits from the receipt of payments should rates rise above the strike rate. These derivatives meet hedge accounting rules and are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

The Company may issue foreign denominated assets or liabilities. Cross currency swaps are utilized to convert the asset or liability to a U.S. dollar denominated security. A cash payment is often exchanged at the outset of the swap contract that represents the present value of cash flows of the instrument. This may result because the derivative is being purchased between coupon periods or the rates in the swap are not at market. A single net payment is exchanged each due date as well as at the end of the contract. Each asset or liability is hedged individually and terms of the swap must substantially meet the terms of the underlying instrument. These swaps meet hedge accounting rules and are carried at

30

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

book value. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company also utilizes credit default swaps in replication transactions. At December 31, 2002, the Company had replicated assets with a fair value of $221,709 and credit default swaps with a fair value of $(4,161). At December 31, 2001, the Company did not have any outstanding replication transactions. During the year ended December 31, 2002, 2001, and 2000, the Company recognized capital losses in the amount of $ -0-, $20,125 and $ -0- related to replication transactions.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company’s exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. This exposure includes settlement risk (risk that the counterparty defaults after the Company has delivered funds or securities under the terms of the contract) which results in an accounting loss and replacement cost risk (cost to replace the contract at current market rates should the counterparty default prior to the settlement date). There is no off-balance sheet exposure to credit risk that would result in an immediate accounting loss (settlement risk) associated with counterparty nonperformance on interest rate swap agreements. Interest rate swap agreements are subject to replacement cost risk, which equals the cost to replace those contracts in a net gain position should a counterparty default. These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. At December 31, 2002, the aggregate credit exposure for these instruments was $170,472.

At December 31, 2002 and 2001, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2002	2001
Derivative securities:
Interest rate and currency swaps:
Receive fixed – pay floating	$3,907,327	$2,235,687
Receive floating – pay fixed	3,770,710	2,283,912
Receive floating (uncapped) – pay floating (capped)	3,262,219	1,808,116
Receive floating (LIBOR) – pay floating (S&P)	45,000	45,000
Interest rate cap agreements	33,904	541,172

31

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2002	2001	2000
Direct premiums	$9,070,709	$4,855,609	$3,205,023
Reinsurance assumed	249,010	261,194	1,177,833
Reinsurance ceded	(351,476)	(292,628)	(124,905)

Net premiums earned	$8,968,243	$4,824,175	$4,257,951

The Company received reinsurance recoveries in the amount of $122,531, $135,889, and $123,039 during 2002, 2001, and 2000, respectively. At December 31, 2002 and 2001, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $4,238 and $5,419, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2002 and 2001 of $1,468,069 and $1,447,904, respectively.

At December 31, 2002, amounts recoverable from unauthorized reinsurers of $4,315 (2001 – $5,747) and reserve credits for reinsurance ceded of $142,819 (2001 – $115,987) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $51,333 at December 31, 2002, that can be drawn on for amounts that remain unpaid for more than 120 days.

32

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance (continued)

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation of future guaranteed minimum death benefits included in certain of its variable annuity contracts. The difference between the initial premiums ceded of $13,402 and the reserve credit taken of $64,235 was credited directly to unassigned surplus on a net of tax basis. During 2002, $3,304 of the initial gain was amortized into earnings, with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit of $80,000.

Additionally, in 2001, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The gain from this transaction of $4,249 was credited directly to unassigned surplus. During 2002, $816 of the initial gain was amortized into earnings, with a corresponding charge to unassigned surplus.

7. Income Taxes

The main components of net deferred income taxes:

	December 31
	2002	2001
Deferred income tax assets:
Guaranty funds	$5,445	$6,362
Non-admitted assets	6,401	1,711
Loss carryforwards	23,244	—
Deferred acquisition costs	136,324	105,210
Reserves	69,185	32,767
Unrealized capital losses	78,471	61,483
Other	7,196	7,609

Total deferred income tax assets	326,266	215,142

Deferred income tax assets – nonadmitted	181,489	149,413

Deferred income tax liabilities:
Partnerships	721	1,335
Real estate	1,217	1,222
Unrealized capital gains	29,544	29,184
Other	1,835	27

Total deferred income tax liabilities	$33,317	$31,768

33

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2002	2001
Change in net deferred income tax asset	$109,574	$64,840

Change in deferred income tax assets - nonadmitted	32,076	50,003

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

	Year ended December 31
	2002	2001	2000
Income tax computed at federal statutory rate (35%)	$265	$6,515	$39,049
Deferred acquisition costs – tax basis	30,953	22,560	24,629
Depreciation	(148)	104	(207)
Dividends received deduction	(2,413)	(2,228)	(1,802)
IMR amortization	(506)	(1,226)	(1,353)
Investment income items	(4,934)	(4,937)	(3,866)
Low income housing credits	(6,051)	(5,725)	(4,328)
Prior year under (over) accrual	740	(918)	(3,947)
Reinsurance transactions	(1,442)	13,051	—
Tax reserve adjustment	4,675	2,705	2,569
Other	(1,750)	(1,752)	507

Federal income tax expense	$19,389	$28,149	$51,251

34

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined in the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. The examination fieldwork for 1996 through 1997 has been completed and a protest of findings has been filed with the Appeals Office of the Internal Revenue Service. An examination is underway for 1998 through 2000.

Capital loss carryforwards of $64,412 originated during 2002 and will expire in 2007 if unused.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements for income deferred in the PSA ($20,387 at December 31, 2002). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $7,135.

35

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relate to liabilities established on a variety of the Company’s annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

	December 31
	2002		2001
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$1,684,200	6%	$567,505	3%
Subject to discretionary withdrawal at book value less surrender charge	7,425,333	28	4,359,812	25
Subject to discretionary withdrawal at market value	5,926,569	22	3,869,101	22
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	4,281,342	16	3,845,030	22
Not subject to discretionary withdrawal provision	7,278,306	28	5,061,818	28

	26,595,750	100%	17,703,266	100%

Less reinsurance ceded	1,378,208		1,411,628

Total policy reserves on annuities and deposit-type liabilities	$25,217,542		$16,291,638

Included in the liability for deposit-type contracts at December 31, 2002 and 2001 are approximately $5,141,000 and $3,405,000, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance is used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2002, the contractual maturities were 2003 - $770,000; 2004 - $150,000; 2005 - $780,000; 2006 $1,140,000; 2007 - $1,370,000 and thereafter - $931,000.

36

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2002, 2001, and 2000 is as follows:

	Guaranteed Separate Account	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2002	$175,000	$2,958,899	$3,133,899

Reserves for separate accounts with assets at:
Fair value	$—	$6,953,417	$6,953,417
Amortized cost	369,996	—	369,996

Total	$369,996	$6,953,417	$7,323,413

Premiums, deposits, and other considerations for the year ended December 31, 2001	$59,498	$1,221,739	$1,281,237

Reserves for separate accounts with assets at:
Fair value	$—	$4,574,436	$4,574,436
Amortized cost	175,950	—	175,950

Total	$175,950	$4,574,436	$4,750,386

Premiums, deposits, and other considerations for the year ended December 31, 2000	$100,000	$743,550	$843,550

Reserves for separate accounts with assets at:
Fair value	$—	$4,273,977	$4,273,977
Amortized cost	106,754	—	106,754

Total	$106,754	$4,273,977	$4,380,731

37

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2002	2001	2000
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$3,133,334	$1,281,237	$843,530
Transfers from separate accounts	402,618	(456,777)	(325,645)

Net transfers to separate accounts	3,535,952	824,460	517,885
Miscellaneous reconciling adjustments	4,566	(838)	(2,560)

Transfers as reported in the summary of operations of the life, accident and health annual statement	$3,540,518	$823,622	$515,325

At December 31, 2002, the Company had separate account annuities with guaranteed living benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
Guaranteed minimum income benefit	$4,684,220	$79,728	$—
Guaranteed premium accumulation fund	21,052	2,892	—

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2002 and 2001, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

38

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2002
Life and annuity:
Ordinary direct first year business	$3,909	$2,741	$1,168
Ordinary direct renewal business	18,510	5,270	13,240
Group life direct business	216	105	111

Total life and annuity	22,635	8,116	14,519
Accident and health:
Direct	101	—	101

Total accident and health	101	—	101

	$22,736	$8,116	$14,620

December 31, 2001
Life and annuity:
Ordinary direct first year business	$2,646	$1,788	$858
Ordinary direct renewal business	18,679	5,914	12,765
Group life direct business	245	116	129

Total life and annuity	21,570	7,818	13,752
Accident and health:
Direct	108	—	108

Total accident and health	108	—	108

	$21,678	$7,818	$13,860

At December 31, 2002 and 2001, the Company had insurance in force aggregating $121,707 and $65,715, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $3,813 and $2,139 to cover these deficiencies at December 31, 2002 and 2001, respectively.

During 2002, the Company converted to a new reserve valuation system for fixed deferred annuities and variable annuities. The new valuation system, which provides for more precise calculations, caused general account reserves to increase by $18,990 and separate account reserves to increase by $914. The amounts relating to the general account were credited directly to unassigned surplus. The amounts related to the separate accounts are included in the change in surplus in separate accounts in the 2002 Statement of Changes in Capital and Surplus.

39

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

9. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2003, without the prior approval of insurance regulatory authorities, is $150,679.

The Company paid dividends to its parent of $3,000 in 2001.

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002, the Company meets the RBC requirements.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on expense in accordance with Statement of Financial Accounting Standards No. 87 as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $784, $665, and $457 for the years ended December 31, 2002, 2001, and 2000, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the

40

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

10. Retirement and Compensation Plans (continued)

plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $353, $314, and $310 for the years ended December 31, 2002, 2001, and 2000, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2002, 2001, and 2000 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $95, $94, and $41 for the years ended December 31, 2002, 2001, and 2000, respectively.

11. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2002, 2001, and 2000, the Company paid $57,691, $33,505, and $21,115, respectively, for these services, which approximates their costs to the affiliates.

41

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

11. Related Party Transactions (continued)

Payables to affiliates bear interest at the thirty-day commercial paper rate. During 2002, 2001, and 2000, the Company paid net interest of $2,292, $1,966, and $1,234, respectively, to affiliates.

During 2002 and 2001, the Company received capital contributions of $200,000 and $280,000, respectively, in cash from its parent. Also during 2002, the Company has accrued capital contributions of $200,000. In addition, in 2002, the Company received a surplus note of $575,000.

At December 31, 2002, the Company has net short-term notes receivable from an affiliate of $183,000. At December 31, 2001, the Company had net short-term notes receivable of $140,000. Interest on these notes accrues based on the 30-day commercial paper rate at the time of issuance.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $218,024 and $209,491 at December 31, 2002 and 2001, respectively.

12. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to defined benefit plan sponsors totaling $1,180,932 and $607,317 at December 31, 2002 and 2001, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees to provide benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company’s statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates.

42

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

12. Commitments and Contingencies (continued)

The Company may pledge assets as collateral for transactions involving funding agreements and reverse repurchase agreements. At December 31, 2002, the Company has pledged invested assets with a carrying value and market value of $1,251,633 and $1,249,984, respectively, in conjunction with these transactions.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2002 and 2001, the value of securities loaned amounted to $1,319,849 and $496,277, respectively.

The Company has contingent commitments for $151,470 at December 31, 2002 for joint ventures, partnerships, and limited liability companies.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $15,557 and $18,200 and an offsetting premium tax benefit of $7,236 and $7,316 at December 31, 2002 and 2001, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $(2,425), $(1,943), and $1,134 for the years ended December 31, 2002, 2001, and 2000, respectively.

43

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

(Formerly PFL Life Insurance Company)

Summary of Investments—Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2002

SCHEDULE I

Type of Investment	Cost(1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$964,033	$972,180	$964,033
States, municipalities and political subdivisions	1,263,086	1,282,169	1,263,086
Foreign governments	434,322	463,003	434,322
Public utilities	1,005,793	1,011,627	1,005,793
All other corporate bonds	15,111,509	15,443,155	15,111,509
Redeemable preferred stocks	94,353	92,279	94,353

Total fixed maturities	18,873,096	19,264,413	18,873,096

Equity securities
Common stocks:
Banks, trust and insurance	45,000	45,000	45,000
Industrial, miscellaneous and all other	59,470	58,197	58,197

Total equity securities	104,470	103,197	103,197

Mortgage loans on real estate	2,661,200		2,661,200
Real estate	46,553		46,553
Policy loans	59,664		59,664
Other long-term investments	517,285		517,285
Cash and short-term investments	614,687		614,687

Total investments	$22,876,955		$22,875,682

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

45

Transamerica Life Insurance Company

(Formerly PFL Life Insurance Company)

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2002
Individual life	$2,436,834	$—	$17,216	$516,751	$150,633	$309,835	$359,370
Individual health	310,926	10,881	12,570	98,628	17,831	103,672	30,235	$98,530
Group life and health	139,299	6,481	17,384	47,955	9,497	58,103	19,544	73,575
Annuity	11,786,084	—	—	8,304,909	913,616	5,679,462	3,793,852

	$14,673,143	$17,362	$47,170	$8,968,243	$1,091,577	$6,151,072	$4,203,001

Year ended December 31, 2001
Individual life	$2,249,755	$—	$13,452	$553,951	$146,877	$211,100	$658,786
Individual health	241,856	10,971	11,019	97,541	21,406	90,991	40,757	$97,144
Group life and health	125,564	7,387	17,292	53,778	12,054	61,171	24,416	52,600
Annuity	7,402,612	—	—	4,118,905	645,616	4,265,462	502,936

	$10,019,787	$18,358	$41,763	$4,824,175	$825,953	$4,628,724	$1,226,895

Year ended December 31, 2000
Individual life	$2,107,973	$—	$9,993	$881,370	$132,477	$649,924	$476,394
Individual health	179,488	10,825	11,585	88,222	14,132	71,399	39,427	$88,000
Group life and health	109,570	7,014	20,816	64,955	11,008	45,383	33,422	63,474
Annuity	4,577,664	—	—	3,223,404	369,696	3,203,819	247,182

	$6,974,695	$17,839	$42,394	$4,257,951	$527,313	$3,970,525	$796,425

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

46

Transamerica Life Insurance Company

(Formerly PFL Life Insurance Company)

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2002
Life insurance in force	$13,710,176	$2,010,948	$99,989	$11,799,217	1%

Premiums:
Individual life	$567,557	$54,771	$3,965	$516,751	1%
Individual health	98,530	1,054	1,152	98,628	1%
Group life and health	73,575	50,977	25,357	47,955	53%
Annuity	8,331,047	244,674	218,536	8,304,909	3%

	$9,070,709	$351,476	$249,010	$8,968,243	3%

Year ended December 31, 2001
Life insurance in force	$12,213,483	$1,679,015	$100,311	$10,634,779	1%

Premiums:
Individual life	$547,754	$(2,497)	$3,700	$553,951	1%
Individual health	98,925	2,167	783	97,541	1
Group life and health	127,085	85,018	11,711	53,778	22
Annuity	4,081,845	207,940	245,000	4,118,905	6

	$4,855,609	$292,628	$261,194	$4,824,175	5%

Year ended December 31, 2000
Life insurance in force	$9,477,758	$1,088,937	$70,808	$8,459,629	1%

Premiums:
Individual life	$882,584	$4,575	$3,361	$881,370	1%
Individual health	92,426	4,204	—	88,222	—
Group life and health	173,505	108,550	—	64,955	—
Annuity	2,056,508	7,576	1,174,472	3,223,404	36

	$3,205,023	$124,905	$1,177,833	$4,257,951	28%

47

FINANCIAL STATEMENTS

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Year Ended December 31, 2002

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Financial Statements

Year Ended December 31, 2002

Report of Independent Auditors

The Board of Directors and Contract Owners

of the Retirement Income Builder II Variable Annuity,

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Retirement Builder Variable Annuity Account (comprised of the AIM V.I. Capital Appreciation, AIM V.I. Government Securities, AIM V.I. Core Equity, AIM V.I. Premier Equity, Dreyfus Stock Index, Dreyfus VIF—Money Market, Dreyfus VIF—Small Company Stock, MFS Emerging Growth, MFS Emerging Markets Equity, MFS Research, MFS Total Return, MFS Utilities, Nations High Yield Bond, Nations International Value, Nations Marsico Growth, Nations Marsico Focused Equities, Nations Marsico International Opportunities, Nations Marsico 21st Century, Nations Mid-Cap Growth, Oppenheimer Global Securities, Oppenheimer Capital Appreciation, Oppenheimer Main Street Growth & Income, Oppenheimer High Income, Oppenheimer Strategic Bond, Van Kampen Emerging Growth, Janus Global, Janus Growth, Transamerica Equity, Fidelity—VIP Equity-Income, Fidelity—VIP Growth, Fidelity—VIP High Income, Fidelity— VIP Contrafund®, Fidelity—VIP Investment Grade Bond, Fidelity—VIP Growth & Income, Fidelity—VIP Balanced, and Fidelity— VIP Mid Cap subaccounts), which are available for investment by contract owners of the Retirement Income Builder II Variable Annuity, as of December 31, 2002, and the related statements of operations for the year then ended and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2002, by correspondence with the mutual funds’ transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

1

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Retirement Builder Variable Annuity Account which are available for investment by contract owners of the Retirement Income Builder II Variable Annuity at December 31, 2002, and the results of their operations for the year then ended and changes in their net assets for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young LLP

Des Moines, Iowa

January 31, 2003

2

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Government Securities Subaccount	AIM V.I. Core Equity Subaccount	AIM V.I. Premier Equity Subaccount	Dreyfus Stock Index Subaccount
Assets
Investment in securities:
Number of shares	140,180.385	415,650.875	229,931.551	437,761.288	260,767.511

Cost	$4,059,688	$4,931,338	$6,422,582	$11,889,614	$8,536,854

Investments in mutual funds, at net asset value	$2,303,164	$5,154,071	$3,906,537	$7,100,488	$5,859,446
Receivable for units sold	—	—	1	—	7

Total assets	2,303,164	5,154,071	3,906,538	7,100,488	5,859,453

Liabilities
Payable for units redeemed	1	1	—	7	—

	$2,303,163	$5,154,070	$3,906,538	$7,100,481	$5,859,453

Net Assets:
Deferred annuity contracts terminable by owners	$2,303,163	$5,154,070	$3,906,538	$7,100,481	$5,859,453

Total net assets	$2,303,163	$5,154,070	$3,906,538	$7,100,481	$5,859,453

Accumulation units outstanding:
M&E—1.25%	890,752	2,269,080	1,582,829	3,580,062	3,574,757

M&E—1.40%	1,738,483	2,032,931	2,792,745	5,168,306	3,277,103

Accumulation unit value:
M&E—1.25%	$0.879634	$1.201615	$0.896403	$0.814652	$0.857746

M&E—1.40%	$0.874111	$1.194093	$0.890767	$0.809545	$0.852344

See accompanying notes.

3

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Dreyfus VIF— Money Market Subaccount	Dreyfus VIF— Small Company Stock Subaccount	MFS Emerging Growth Subaccount	MFS Emerging Markets Equity Subaccount
Assets
Investment in securities:
Number of shares	4,628,995.870	184,906.260	120,657.655	—

Cost	$4,628,996	$3,185,427	$3,022,171	$—

Investments in mutual funds, at net asset value	$4,628,996	$2,634,914	$1,437,033	$—
Receivable for units sold	224	—	—	—

Total assets	4,629,220	2,634,914	1,437,033	—

Liabilities
Payable for units redeemed	—	2	2	—

	$4,629,220	$2,634,912	$1,437,031	$—

Net Assets:
Deferred annuity contracts terminable by owners	$4,629,220	$2,634,912	$1,437,031	$—

Total net assets	$4,629,220	$2,634,912	$1,437,031	$—

Accumulation units outstanding:
M&E—1.25%	2,069,899	1,314,843	870,491	—

M&E—1.40%	2,057,792	1,206,708	1,041,404	—

Accumulation unit value:
M&E—1.25%	$1.125026	$1.048110	$0.754215	—

M&E—1.40%	$1.117960	$1.041520	$0.749463	—

See accompanying notes.

4

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	MFS Research Subaccount	MFS Total Return Subaccount	MFS Utilities Subaccount	Nations High Yield Bond Subaccount	Nations International Value Subaccount
Assets
Investment in securities:
Number of shares	93,060.796	552,898.966	473,589.622	268,843.280	267,748.359

Cost	$1,609,750	$10,146,614	$9,654,144	$2,426,702	$2,226,743

Investments in mutual funds, at net asset value	$1,003,195	$9,476,688	$5,697,283	$2,271,726	$1,834,076
Receivable for units sold	—	—	1	1	—

Total assets	1,003,195	9,476,688	5,697,284	2,271,727	1,834,076

Liabilities
Payable for units redeemed	1	—	—	—	4,223

	$1,003,194	$9,476,688	$5,697,284	$2,271,727	$1,829,853

Net Assets:
Deferred annuity contracts terminable by owners	$1,003,194	$9,476,688	$5,697,284	$2,271,727	$1,829,853

Total net assets	$1,003,194	$9,476,688	$5,697,284	$2,271,727	$1,829,853

Accumulation units outstanding:
M&E—1.25%	602,331	3,574,633	2,684,406	643,294	827,694

M&E—1.40%	641,266	4,592,005	4,000,804	1,584,484	1,668,728

Accumulation unit value:
M&E—1.25%	$0.809309	$1.164533	$0.855434	$1.021514	$0.734203

M&E—1.40%	$0.804226	$1.157209	$0.850067	$1.019002	$0.732388

See accompanying notes.

5

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Nations Marsico Growth Subaccount	Nations Marsico Focused Equities Subaccount	Nations Marsico International Opportunities Subaccount	Nations Marsico 21st Century Subaccount
Assets
Investment in securities:
Number of shares	68,178.423	174,038.011	41,709.666	5,787.776

Cost	$897,633	$2,313,621	$430,755	$35,534

Investments in mutual funds, at net asset value	$769,053	$1,982,293	$403,332	$33,048
Receivable for units sold	—	1	—	—

Total assets	769,053	1,982,294	403,332	33,048

Liabilities
Payable for units redeemed	1	—	2	—

	$769,052	$1,982,294	$403,330	$33,048

Net Assets:
Deferred annuity contracts terminable by owners	$769,052	$1,982,294	$403,330	$33,048

Total net assets	$769,052	$1,982,294	$403,330	$33,048

Accumulation units outstanding:
M&E—1.25%	277,030	564,117	35,629	22,005

M&E—1.40%	761,324	2,035,196	466,510	19,644

Accumulation unit value:
M&E—1.25%	$0.742003	$0.764099	$0.805070	$0.794409

M&E—1.40%	$0.740152	$0.762213	$0.803084	$0.792451

See accompanying notes.

6

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Nations Mid-Cap Growth Subaccount	Oppenheimer Global Securities Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Main Street Growth & Income Subaccount
Assets
Investment in securities:
Number of shares	193,732.124	181,820.150	171,021.524	461,971.641

Cost	$1,332,445	$4,417,595	$6,621,350	$9,742,754

Investments in mutual funds, at net asset value	$1,079,088	$3,218,217	$4,552,593	$7,077,406
Receivable for units sold	1	—	2	—

Total assets	1,079,089	3,218,217	4,552,595	7,077,406

Liabilities
Payable for units redeemed	—	2	—	—

	$1,079,089	$3,218,215	$4,552,595	$7,077,406

Net Assets:
Deferred annuity contracts terminable by owners	$1,079,089	$3,218,215	$4,552,595	$7,077,406

Total net assets	$1,079,089	$3,218,215	$4,552,595	$7,077,406

Accumulation units outstanding:
M&E—1.25%	838,304	1,093,029	1,883,267	2,897,919

M&E—1.40%	1,142,520	1,383,266	2,321,533	4,855,907

Accumulation unit value:
M&E—1.25%	$0.545545	$1.304180	$1.086477	$0.916364

M&E—1.40%	$0.544197	$1.295997	$1.079661	$0.910614

See accompanying notes.

7

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Oppenheimer High Income Subaccount	Oppenheimer Strategic Bond Subaccount	Van Kampen Emerging Growth Subaccount	Janus Global Subaccount	Janus Growth Subaccount
Assets
Investment in securities:
Number of shares	326,334.881	445,282.345	418,024.275	296,696.939	329,515.562

Cost	$2,710,173	$1,994,282	$12,714,020	$9,377,200	$19,443,128

Investments in mutual funds, at net asset value	$2,450,775	$2,034,940	$5,434,316	$3,904,532	$7,539,316
Receivable for units sold	—	—	—	1	7

Total assets	2,450,775	2,034,940	5,434,316	3,904,533	7,539,323

Liabilities
Payable for units redeemed	2	1	2	—	—

	$2,450,773	$2,034,939	$5,434,314	$3,904,533	$7,539,323

Net Assets:
Deferred annuity contracts terminable by owners	$2,450,773	$2,034,939	$5,434,314	$3,904,533	$7,539,323

Total net assets	$2,450,773	$2,034,939	$5,434,314	$3,904,533	$7,539,323

Accumulation units outstanding:
M&E—1.25%	709,260	667,322	2,413,600	1,875,315	5,274,694

M&E—1.40%	1,810,720	1,112,514	3,139,030	2,330,273	224,313

Accumulation unit value:
M&E—1.25%	$0.976922	$1.147855	$0.982072	$0.922775	$0.696963

M&E—1.40%	$0.970819	$1.140615	$0.976093	$0.932955	$17.221747

See accompanying notes.

8

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Transamerica Equity Subaccount	Fidelity —VIP Equity-Income Subaccount	Fidelity—VIP Growth Subaccount	Fidelity—VIP High Income Subaccount	Fidelity—VIP Contrafund® Subaccount
Assets
Investment in securities:
Number of shares	214,200.674	195,352.753	45,987.436	63,520.001	111,039.185

Cost	$3,609,657	$4,163,773	$1,476,738	$395,132	$2,239,824

Investments in mutual funds, at net asset value	$2,943,117	$3,516,350	$1,067,368	$372,862	$1,993,153
Receivable for units sold	7	—	9	—	—

Total assets	2,943,124	3,516,350	1,067,377	372,862	1,993,153

Liabilities
Payable for units redeemed	—	2	—	1	1

	$2,943,124	$3,516,348	$1,067,377	$372,861	$1,993,152

Net Assets:
Deferred annuity contracts terminable by owners	$2,943,124	$3,516,348	$1,067,377	$372,861	$1,993,152

Total net assets	$2,943,124	$3,516,348	$1,067,377	$372,861	$1,993,152

Accumulation units outstanding:
M&E—1.25%	2,365,649	1,773,094	939,974	196,043	1,412,405

M&E—1.40%	3,312,201	2,466,975	1,324,064	328,466	1,389,805

Accumulation unit value:
M&E—1.25%	$0.519553	$0.831218	$0.472541	$0.712639	$0.712672

M&E—1.40%	$0.517494	$0.827945	$0.470673	$0.709822	$0.709863

See accompanying notes.

9

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Fidelity—VIP Investment Grade Bond Subaccount	Fidelity—VIP Growth & Income Subaccount	Fidelity—VIP Balanced Subaccount	Fidelity—VIP Mid Cap Subaccount
Assets
Investment in securities:
Number of shares	541,958.568	66,650.848	95,691.490	254,314.500

Cost	$6,887,220	$823,896	$1,232,114	$4,828,335

Investments in mutual funds, at net asset value	$7,354,378	$715,164	$1,153,082	$4,422,529
Receivable for units sold	—	4	4	—

Total assets	7,354,378	715,168	1,153,086	4,422,529

Liabilities
Payable for units redeemed	3	—	—	—

	$7,354,375	$715,168	$1,153,086	$4,422,529

Net Assets:
Deferred annuity contracts terminable by owners	$7,354,375	$715,168	$1,153,086	$4,422,529

Total net assets	$7,354,375	$715,168	$1,153,086	$4,422,529

Accumulation units outstanding:
M&E—1.25%	2,189,452	371,078	502,189	1,766,685

M&E—1.40%	3,678,882	619,361	880,608	2,926,030

Accumulation unit value:
M&E—1.25%	$1.256328	$0.723859	$0.835977	$0.944752

M&E—1.40%	$1.251387	$0.721001	$0.832684	$0.941019

See accompanying notes.

10

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Statements of Operations

Year Ended December 31, 2002

	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Government Securities Subaccount	AIM V.I. Core Equity Subaccount	AIM V.I. Premier Equity Subaccount
Net investment income (loss)
Income:
Dividends	$—	$94,871	$14,325	$28,557
Expenses:
Administrative, mortality and expense risk charge	34,445	51,679	59,047	106,487

Net investment income (loss)	(34,445)	43,192	(44,722)	(77,930)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	196,999	656,562	505,264	901,095
Cost of investments sold	419,351	596,250	779,428	1,588,621

Net realized capital gains (losses) on investments	(222,352)	60,312	(274,164)	(687,526)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,238,846)	2,270	(2,006,606)	(2,462,238)
End of period	(1,756,524)	222,733	(2,516,045)	(4,789,126)

Net change in unrealized appreciation/depreciation of investments	(517,678)	220,463	(509,439)	(2,326,888)

Net realized and unrealized capital gains (losses) on investments	(740,030)	280,775	(783,603)	(3,014,414)

Increase (decrease) in net assets from operations	$(774,475)	$323,967	$(828,325)	$(3,092,344)

See accompanying notes.

11

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Statements of Operations

Year Ended December 31, 2002

	Dreyfus Stock Index Subaccount	Dreyfus VIF— Money Market Subaccount	Dreyfus VIF— Small Company Stock Subaccount	MFS Emerging Growth Subaccount
Net investment income (loss)
Income:
Dividends	$88,534	$84,502	$5,810	$—
Expenses:
Administrative, mortality and expense risk charge	83,510	76,853	31,735	22,685

Net investment income (loss)	5,024	7,649	(25,925)	(22,685)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	506,563	7,162,296	271,647	231,060
Cost of investments sold	783,684	7,162,296	295,719	685,853

Net realized capital gains (losses) on investments	(277,121)	—	(24,072)	(454,793)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,165,532)	—	33,565	(1,296,870)
End of period	(2,677,408)	—	(550,513)	(1,585,138)

Net change in unrealized appreciation/depreciation of investments	(1,511,876)	—	(584,078)	(288,268)

Net realized and unrealized capital gains (losses) on investments	(1,788,997)	—	(608,150)	(743,061)

Increase (decrease) in net assets from operations	$(1,783,973)	$7,649	$(634,075)	$(765,746)

See accompanying notes.

12

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Statements of Operations

Year Ended December 31, 2002

	MFS Emerging Markets Equity Subaccount	MFS Research Subaccount	MFS Total Return Subaccount	MFS Utilities Subaccount
Net investment income (loss)
Income:
Dividends	$—	$3,100	$141,132	$169,325
Expenses:
Administrative, mortality and expense risk charge	—	15,161	116,463	84,452

Net investment income (loss)	—	(12,061)	24,669	84,873

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	111,895	—
Proceeds from sales	—	156,768	912,484	985,702
Cost of investments sold	—	304,335	942,831	1,837,888

Net realized capital gains (losses) on investments	—	(147,567)	81,548	(852,186)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(415,400)	82,862	(2,813,009)
End of period	—	(606,555)	(669,926)	(3,956,861)

Net change in unrealized appreciation/depreciation of investments	—	(191,155)	(752,788)	(1,143,852)

Net realized and unrealized capital gains (losses) on investments	—	(338,722)	(671,240)	(1,996,038)

Increase (decrease) in net assets from operations	$—	$(350,783)	$(646,571)	$(1,911,165)

See accompanying notes.

13

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Statements of Operations

Year Ended December 31, 2002

	Nations High Yield Bond Subaccount	Nations International Value Subaccount	Nations Marsico Growth Subaccount	Nations Marsico Focused Equities Subaccount
Net investment income (loss)
Income:
Dividends	$155,860	$32,503	$—	$—
Expenses:
Administrative, mortality and expense risk charge	21,549	22,080	8,859	20,426

Net investment income (loss)	134,311	10,423	(8,859)	(20,426)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	24,121	—	—
Proceeds from sales	590,857	313,107	60,548	55,605
Cost of investments sold	618,307	352,110	68,406	59,809

Net realized capital gains (losses) on investments	(27,450)	(14,882)	(7,858)	(4,204)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(24,656)	1,532	6,093	5,952
End of period	(154,976)	(392,667)	(128,580)	(331,328)

Net change in unrealized appreciation/depreciation of investments	(130,320)	(394,199)	(134,673)	(337,280)

Net realized and unrealized capital gains (losses) on investments	(157,770)	(409,081)	(142,531)	(341,484)

Increase (decrease) in net assets from operations	$(23,459)	$(398,658)	$(151,390)	$(361,910)

See accompanying notes.

14

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Statements of Operations

Year Ended December 31, 2002

	Nations Marsico International Opportunities Subaccount	Nations Marsico 21st Century Subaccount	Nations Mid-Cap Growth Subaccount	Oppenheimer Global Securities Subaccount
Net investment income (loss)
Income:
Dividends	$126	$—	$—	$18,232
Expenses:
Administrative, mortality and expense risk charge	3,322	391	10,698	46,762

Net investment income (loss)	(3,196)	(391)	(10,698)	(28,530)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	19,678	4,093	225,353	336,584
Cost of investments sold	19,328	4,440	309,056	567,921

Net realized capital gains (losses) on investments	350	(347)	(83,703)	(231,337)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	347	18	8,495	(496,748)
End of period	(27,423)	(2,486)	(253,357)	(1,199,378)

Net change in unrealized appreciation/depreciation of investments	(27,770)	(2,504)	(261,852)	(702,630)

Net realized and unrealized capital gains (losses) on investments	(27,420)	(2,851)	(345,555)	(933,967)

Increase (decrease) in net assets from operations	$(30,616)	$(3,242)	$(356,253)	$(962,497)

See accompanying notes.

15

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Statements of Operations

Year Ended December 31, 2002

	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Main Street Growth & Income Subaccount	Oppenheimer High Income Subaccount	Oppenheimer Strategic Bond Subaccount
Net investment income (loss)
Income:
Dividends	$25,494	$57,908	$211,915	$117,243
Expenses:
Administrative, mortality and expense risk charge	63,110	107,178	30,682	23,900

Net investment income (loss)	(37,616)	(49,270)	181,233	93,343

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	513,261	944,117	462,808	451,237
Cost of investments sold	955,931	1,342,317	624,627	481,264

Net realized capital gains (losses) on investments	(442,670)	(398,200)	(161,819)	(30,027)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(930,841)	(1,276,557)	(155,977)	(2,440)
End of period	(2,068,757)	(2,665,348)	(259,398)	40,658

Net change in unrealized appreciation/depreciation of investments	(1,137,916)	(1,388,791)	(103,421)	43,098

Net realized and unrealized capital gains (losses) on investments	(1,580,586)	(1,786,991)	(265,240)	13,071

Increase (decrease) in net assets from operations	$(1,618,202)	$(1,836,261)	$(84,007)	$106,414

See accompanying notes.

16

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Statements of Operations

Year Ended December 31, 2002

	Van Kampen Emerging Growth Subaccount	Janus Global Subaccount	Janus Growth Subaccount	Transamerica Equity Subaccount
Net investment income (loss)
Income:
Dividends	$6,113	$126,756	$—	$—
Expenses:
Administrative, mortality and expense risk charge	84,688	63,898	117,981	36,890

Net investment income (loss)	(78,575)	62,858	(117,981)	(36,890)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	493,089	603,322	1,029,810	297,777
Cost of investments sold	1,773,557	1,472,391	3,054,207	442,524

Net realized capital gains (losses) on investments	(1,280,468)	(869,069)	(2,024,397)	(144,747)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(5,947,007)	(4,740,329)	(10,535,932)	(93,504)
End of period	(7,279,704)	(5,472,668)	(11,903,812)	(666,540)

Net change in unrealized appreciation/depreciation of investments	(1,332,697)	(732,339)	(1,367,880)	(573,036)

Net realized and unrealized capital gains (losses) on investments	(2,613,165)	(1,601,408)	(3,392,277)	(717,783)

Increase (decrease) in net assets from operations	$(2,691,740)	$(1,538,550)	$(3,510,258)	$(754,673)

See accompanying notes.

17

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Statements of Operations

Year Ended December 31, 2002

	Fidelity—VIP Equity- Income Subaccount	Fidelity—VIP Growth Subaccount	Fidelity—VIP High Income Subaccount	Fidelity—VIP Contrafund® Subaccount
Net investment income (loss)
Income:
Dividends	$34,817	$1,056	$39,531	$9,560
Expenses:
Administrative, mortality and expense risk charge	41,789	13,399	5,133	23,798

Net investment income (loss)	(6,972)	(12,343)	34,398	(14,238)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	50,178	—	—	—
Proceeds from sales	444,619	165,112	147,759	202,474
Cost of investments sold	572,405	326,132	223,918	267,588

Net realized capital gains (losses) on investments	(77,608)	(161,020)	(76,159)	(65,114)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(20,508)	(198,938)	(69,225)	(85,041)
End of period	(647,423)	(409,370)	(22,270)	(246,671)

Net change in unrealized appreciation/depreciation of investments	(626,915)	(210,432)	46,955	(161,630)

Net realized and unrealized capital gains (losses) on investments	(704,523)	(371,452)	(29,204)	(226,744)

Increase (decrease) in net assets from operations	$(711,495)	$(383,795)	$5,194	$(240,982)

See accompanying notes.

18

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Statements of Operations

Year Ended December 31, 2002

	Fidelity—VIP Investment Grade Bond Subaccount	Fidelity—VIP Growth & Income Subaccount	Fidelity—VIP Balanced Subaccount	Fidelity—VIP Mid Cap Subaccount
Net investment income (loss)
Income:
Dividends	$101,333	$6,820	$19,895	$24,379
Expenses:
Administrative, mortality and expense risk charge	71,177	8,939	13,028	52,599

Net investment income (loss)	30,156	(2,119)	6,867	(28,220)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	691,213	102,012	238,968	344,577
Cost of investments sold	648,258	137,359	273,192	387,114

Net realized capital gains (losses) on investments	42,955	(35,347)	(34,224)	(42,537)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	36,601	(8,086)	1,108	66,737
End of period	467,158	(108,732)	(79,032)	(405,806)

Net change in unrealized appreciation/depreciation of investments	430,557	(100,646)	(80,140)	(472,543)

Net realized and unrealized capital gains (losses) on investments	473,512	(135,993)	(114,364)	(515,080)

Increase (decrease) in net assets from operations	$503,668	$(138,112)	$(107,497)	$(543,300)

See accompanying notes.

19

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	AIM V.I. Capital Appreciation Subaccount		AIM V.I. Government Securities Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(34,445)	$(34,585)	$43,192	$46,692
Net realized capital gains (losses) on investments	(222,352)	90,292	60,312	6,547
Net change in unrealized appreciation/depreciation of investments	(517,678)	(767,087)	220,463	(3,415)

Increase (decrease) in net assets from operations	(774,475)	(711,380)	323,967	49,824

Contract transactions
Net contract purchase payments	160,083	588,856	341,317	644,853
Transfer payments from (to) other subaccounts or general account	239,672	505,643	2,462,124	1,065,872
Contract terminations, withdrawals, and other deductions	(100,616)	(277,249)	(313,232)	(87,338)
Contract maintenance charges	(3,799)	(2,841)	(5,039)	(769)

Increase (decrease) in net assets from contract transactions	295,340	814,409	2,485,170	1,622,618

Net increase (decrease) in net assets	(479,135)	103,029	2,809,137	1,672,442

Net assets:
Beginning of the period	2,782,298	2,679,269	2,344,933	672,491

End of the period	$2,303,163	$2,782,298	$5,154,070	$2,344,933

See accompanying notes.

20

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	AIM V.I. Core Equity Subaccount		AIM V.I. Premier Equity Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(44,722)	$(62,622)	$(77,930)	$(98,834)
Net realized capital gains (losses) on investments	(274,164)	(74,123)	(687,526)	39,744
Net change in unrealized appreciation/ depreciation of investments	(509,439)	(1,216,974)	(2,326,888)	(1,184,834)

Increase (decrease) in net assets from operations	(828,325)	(1,353,719)	(3,092,344)	(1,243,924)

Contract transactions
Net contract purchase payments	82,137	842,383	668,269	1,251,335
Transfer payments from (to) other subaccounts or general account	97,819	579,613	1,378,717	807,255
Contract terminations, withdrawals, and other deductions	(283,695)	(218,206)	(510,667)	(484,866)
Contract maintenance charges	(6,697)	(5,805)	(13,143)	(9,680)

Increase (decrease) in net assets from contract transactions	(110,436)	1,197,985	1,523,176	1,564,044

Net increase (decrease) in net assets	(938,761)	(155,734)	(1,569,168)	320,120

Net assets:
Beginning of the period	4,845,299	5,001,033	8,669,649	8,349,529

End of the period	$3,906,538	$4,845,299	$7,100,481	$8,669,649

See accompanying notes.

21

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Dreyfus Stock Index Subaccount		Dreyfus VIF—Money Market Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$5,024	$(9,865)	$7,649	$55,223
Net realized capital gains (losses) on investments	(277,121)	(37,425)	—	—
Net change in unrealized appreciation/depreciation of investments	(1,511,876)	(713,264)	—	—

Increase (decrease) in net assets from operations	(1,783,973)	(760,554)	7,649	55,223

Contract transactions
Net contract purchase payments	1,059,778	708,699	1,867,370	2,471,728
Transfer payments from (to) other subaccounts or general account	767,680	1,114,685	(1,041,277)	1,394,329
Contract terminations, withdrawals, and other deductions	(322,860)	(326,856)	(978,174)	(206,689)
Contract maintenance charges	(9,560)	(7,091)	(4,875)	(1,597)

Increase (decrease) in net assets from contract transactions	1,495,038	1,489,437	(156,956)	3,657,771

Net increase (decrease) in net assets	(288,935)	728,883	(149,307)	3,712,994

Net assets:
Beginning of the period	6,148,388	5,419,505	4,778,527	1,065,533

End of the period	$5,859,453	$6,148,388	$4,629,220	$4,778,527

See accompanying notes.

22

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Dreyfus VIF— Small Company Stock Subaccount		MFS Emerging Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(25,925)	$(10,515)	$(22,685)	$(27,344)
Net realized capital gains (losses) on investments	(24,072)	7,278	(454,793)	(16,085)
Net change in unrealized appreciation/depreciation of investments	(584,078)	7,393	(288,268)	(895,387)

Increase (decrease) in net assets from operations	(634,075)	4,156	(765,746)	(938,816)

Contract transactions
Net contract purchase payments	908,528	595,917	49,174	369,795
Transfer payments from (to) other subaccounts or general account	1,100,074	290,185	180,938	205,003
Contract terminations, withdrawals, and other deductions	(209,405)	(22,263)	(82,122)	(88,542)
Contract maintenance charges	(2,837)	(1,057)	(2,564)	(2,444)

Increase (decrease) in net assets from contract transactions	1,796,360	862,782	145,426	483,812

Net increase (decrease) in net assets	1,162,285	866,938	(620,320)	(455,004)

Net assets:
Beginning of the period	1,472,627	605,689	2,057,351	2,512,355

End of the period	$2,634,912	$1,472,627	$1,437,031	$2,057,351

See accompanying notes.

23

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	MFS Emerging Markets Equity Subaccount		MFS Research Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$—	$(21)	$(12,061)	$(14,670)
Net realized capital gains (losses) on investments	—	(236)	(147,567)	46,684
Net change in unrealized appreciation/ depreciation of investments	—	1,912	(191,155)	(314,349)

Increase (decrease) in net assets from operations	—	1,655	(350,783)	(282,335)

Contract transactions
Net contract purchase payments	—	—	33,424	297,901
Transfer payments from (to) other subaccounts or general account	—	(10,476)	100,589	258,172
Contract terminations, withdrawals, and other deductions	—	—	(65,360)	(42,297)
Contract maintenance charges	—	(2)	(1,841)	(1,233)

Increase (decrease) in net assets from contract transactions	—	(10,478)	66,812	512,543

Net increase (decrease) in net assets	—	(8,823)	(283,971)	230,208

Net assets:
Beginning of the period	—	8,823	1,287,165	1,056,957

End of the period	$—	$—	$1,003,194	$1,287,165

See accompanying notes.

24

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	MFS Total Return Subaccount		MFS Utilities Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$24,669	$16,491	$84,873	$141,317
Net realized capital gains (losses) on investments	81,548	117,286	(852,186)	603,409
Net change in unrealized appreciation/depreciation of investments	(752,788)	(140,727)	(1,143,852)	(3,066,974)

Increase (decrease) in net assets from operations	(646,571)	(6,950)	(1,911,165)	(2,322,248)

Contract transactions
Net contract purchase payments	1,028,633	1,757,971	339,445	1,790,498
Transfer payments from (to) other subaccounts or general account	2,972,337	2,659,979	219,187	874,147
Contract terminations, withdrawals, and other deductions	(528,822)	(268,456)	(419,038)	(384,593)
Contract maintenance charges	(8,234)	(2,940)	(9,219)	(6,908)

Increase (decrease) in net assets from contract transactions	3,463,914	4,146,554	130,375	2,273,144

Net increase (decrease) in net assets	2,817,343	4,139,604	(1,780,790)	(49,104)

Net assets:
Beginning of the period	6,659,345	2,519,741	7,478,074	7,527,178

End of the period	$9,476,688	$6,659,345	$5,697,284	$7,478,074

See accompanying notes.

25

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Nations High Yield Bond Subaccount		Nations International Value Subaccount
	2002	2001(1)	2002	2001(1)
Operations
Net investment income (loss)	$134,311	$27,885	$10,423	$1,841
Net realized capital gains (losses) on investments	(27,450)	(36)	(14,882)	1,959
Net change in unrealized appreciation/depreciation of investments	(130,320)	(24,656)	(394,199)	1,532

Increase (decrease) in net assets from operations	(23,459)	3,193	(398,658)	5,332

Contract transactions
Net contract purchase payments	789,296	192,236	566,045	303,821
Transfer payments from (to) other subaccounts or general account	1,255,875	182,756	1,151,830	320,869
Contract terminations, withdrawals, and other deductions	(122,801)	(3,184)	(113,854)	(3,783)
Contract maintenance charges	(2,179)	(6)	(1,744)	(5)

Increase (decrease) in net assets from contract transactions	1,920,191	371,802	1,602,277	620,902

Net increase (decrease) in net assets	1,896,732	374,995	1,203,619	626,234

Net assets:
Beginning of the period	374,995	—	626,234	—

End of the period	$2,271,727	$374,995	$1,829,853	$626,234

See accompanying notes.

26

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Nations Marsico Growth Subaccount		Nations Marsico Focused Equities Subaccount
	2002	2001(1)	2002	2001(1)
Operations
Net investment income (loss)	$(8,859)	$(1,036)	$(20,426)	$(1,006)
Net realized capital gains (losses) on investments	(7,858)	(426)	(4,204)	(1,609)
Net change in unrealized appreciation/depreciation of investments	(134,673)	6,093	(337,280)	5,952

Increase (decrease) in net assets from operations	(151,390)	4,631	(361,910)	3,337

Contract transactions
Net contract purchase payments	152,005	87,492	822,423	289,502
Transfer payments from (to) other subaccounts or general account	455,393	237,578	1,132,054	167,982
Contract terminations, withdrawals, and other deductions	(11,187)	(4,410)	(66,198)	(2,866)
Contract maintenance charges	(1,055)	(5)	(2,025)	(5)

Increase (decrease) in net assets from contract transactions	595,156	320,655	1,886,254	454,613

Net increase (decrease) in net assets	443,766	325,286	1,524,344	457,950

Net assets:
Beginning of the period	325,286	—	457,950	—

End of the period	$769,052	$325,286	$1,982,294	$457,950

See accompanying notes.

27

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Nations Marsico International Opportunities Subaccount		Nations Marsico 21st Century Subaccount
	2002	2001(1)	2002	2001(1)
Operations
Net investment income (loss)	$(3,196)	$(10)	$(391)	$(97)
Net realized capital gains (losses) on investments	350	(214)	(347)	(208)
Net change in unrealized appreciation/depreciation of investments	(27,770)	347	(2,504)	18

Increase (decrease) in net assets from operations	(30,616)	123	(3,242)	(287)

Contract transactions
Net contract purchase payments	147,857	21,529	4,000	19,612
Transfer payments from (to) other subaccounts or general account	253,853	13,744	11,383	3,376
Contract terminations, withdrawals, and other deductions	(1,273)	(1,690)	—	(1,718)
Contract maintenance charges	(192)	(5)	(71)	(5)

Increase (decrease) in net assets from contract transactions	400,245	33,578	15,312	21,265

Net increase (decrease) in net assets	369,629	33,701	12,070	20,978

Net assets:
Beginning of the period	33,701	—	20,978	—

End of the period	$403,330	$33,701	$33,048	$20,978

See accompanying notes.

28

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Nations Mid-Cap Growth Subaccount		Oppenheimer Global Securities Subaccount
	2002	2001(1)	2002	2001
Operations
Net investment income (loss)	$(10,698)	$(445)	$(28,530)	$(18,324)
Net realized capital gains (losses) on investments	(83,703)	(2,032)	(231,337)	197,807
Net change in unrealized appreciation/depreciation of investments	(261,852)	8,495	(702,630)	(457,950)

Increase (decrease) in net assets from operations	(356,253)	6,018	(962,497)	(278,467)

Contract transactions
Net contract purchase payments	467,842	86,670	267,790	999,134
Transfer payments from (to) other subaccounts or general account	768,287	142,202	731,633	791,060
Contract terminations, withdrawals, and other deductions	(31,089)	(3,707)	(154,830)	(68,198)
Contract maintenance charges	(876)	(5)	(4,704)	(1,858)

Increase (decrease) in net assets from contract transactions	1,204,164	225,160	839,889	1,720,138

Net increase (decrease) in net assets	847,911	231,178	(122,608)	1,441,671

Net assets:
Beginning of the period	231,178	—	3,340,823	1,899,152

End of the period	$1,079,089	$231,178	$3,218,215	$3,340,823

See accompanying notes.

29

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Oppenheimer Capital Appreciation Subaccount		Oppenheimer Main Street Growth & Income Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(37,616)	$(28,656)	$(49,270)	$(60,928)
Net realized capital gains (losses) on investments	(442,670)	256,032	(398,200)	(50,355)
Net change in unrealized appreciation/depreciation of investments	(1,137,916)	(738,841)	(1,388,791)	(744,667)

Increase (decrease) in net assets from operations	(1,618,202)	(511,465)	(1,836,261)	(855,950)

Contract transactions
Net contract purchase payments	690,277	1,370,663	683,325	1,773,004
Transfer payments from (to) other subaccounts or general account	1,176,927	1,051,773	472,968	1,488,385
Contract terminations, withdrawals, and other deductions	(295,201)	(179,269)	(576,146)	(400,445)
Contract maintenance charges	(6,175)	(3,382)	(9,176)	(6,277)

Increase (decrease) in net assets from contract transactions	1,565,828	2,239,785	570,971	2,854,667

Net increase (decrease) in net assets	(52,374)	1,728,320	(1,265,290)	1,998,717

Net assets:
Beginning of the period	4,604,969	2,876,649	8,342,696	6,343,979

End of the period	$4,552,595	$4,604,969	$7,077,406	$8,342,696

See accompanying notes.

30

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Oppenheimer High Income Subaccount		Oppenheimer Strategic Bond Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$181,233	$109,674	$93,343	$14,076
Net realized capital gains (losses) on investments	(161,819)	(43,113)	(30,027)	17,971
Net change in unrealized appreciation/depreciation of investments	(103,421)	(66,025)	43,098	6,402

Increase (decrease) in net assets from operations	(84,007)	536	106,414	38,449

Contract transactions
Net contract purchase payments	156,417	276,021	175,783	190,044
Transfer payments from (to) other subaccounts or general account	649,564	570,794	607,374	440,838
Contract terminations, withdrawals, and other deductions	(211,858)	(109,883)	(195,944)	(120,820)
Contract maintenance charges	(2,476)	(1,014)	(2,288)	(941)

Increase (decrease) in net assets from contract transactions	591,647	735,918	584,925	509,121

Net increase (decrease) in net assets	507,640	736,454	691,339	547,570

Net assets:
Beginning of the period	1,943,133	1,206,679	1,343,600	796,030

End of the period	$2,450,773	$1,943,133	$2,034,939	$1,343,600

See accompanying notes.

31

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Van Kampen Emerging Growth Subaccount		Janus Global Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(78,575)	$(81,387)	$62,858	$(28,967)
Net realized capital gains (losses) on investments	(1,280,468)	(258,255)	(869,069)	(365,664)
Net change in unrealized appreciation/depreciation of investments	(1,332,697)	(2,487,383)	(732,339)	(1,611,101)

Increase (decrease) in net assets from operations	(2,691,740)	(2,827,025)	(1,538,550)	(2,005,732)

Contract transactions
Net contract purchase payments	729,685	1,429,667	17,469	61,842
Transfer payments from (to) other subaccounts or general account	1,110,571	926,809	(297,502)	(76,434)
Contract terminations, withdrawals, and other deductions	(375,216)	(321,339)	(225,570)	(271,831)
Contract maintenance charges	(10,046)	(7,605)	(9,191)	(10,031)

Increase (decrease) in net assets from contract transactions	1,454,994	2,027,532	(514,794)	(296,454)

Net increase (decrease) in net assets	(1,236,746)	(799,493)	(2,053,344)	(2,302,186)

Net assets:
Beginning of the period	6,671,060	7,470,553	5,957,877	8,260,063

End of the period	$5,434,314	$6,671,060	$3,904,533	$5,957,877

See accompanying notes.

32

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Janus Growth Subaccount		Transamerica Equity Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(117,981)	$(154,319)	$(36,890)	$(10,009)
Net realized capital gains (losses) on investments	(2,024,397)	(414,428)	(144,747)	(15,500)
Net change in unrealized appreciation/depreciation of investments	(1,367,880)	(3,740,787)	(573,036)	(51,448)

Increase (decrease) in net assets from operations	(3,510,258)	(4,309,534)	(754,673)	(76,957)

Contract transactions
Net contract purchase payments	376,424	1,190,625	457,049	824,327
Transfer payments from (to) other subaccounts or general account	252,775	750,539	1,589,121	896,756
Contract terminations, withdrawals, and other deductions	(542,741)	(590,304)	(182,660)	(24,741)
Contract maintenance charges	(16,355)	(16,512)	(4,680)	(305)

Increase (decrease) in net assets from contract transactions	70,103	1,334,348	1,858,830	1,696,037

Net increase (decrease) in net assets	(3,440,155)	(2,975,186)	1,104,157	1,619,080

Net assets:
Beginning of the period	10,979,478	13,954,664	1,838,967	219,887

End of the period	$7,539,323	$10,979,478	$2,943,124	$1,838,967

See accompanying notes.

33

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Fidelity—VIP Equity- Income Subaccount		Fidelity—VIP Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(6,972)	$(6,916)	$(12,343)	$(8,653)
Net realized capital gains (losses) on investments	(77,608)	13,605	(161,020)	3,172
Net change in unrealized appreciation/depreciation of investments	(626,915)	(29,120)	(210,432)	(132,154)

Increase (decrease) in net assets from operations	(711,495)	(22,431)	(383,795)	(137,635)

Contract transactions
Net contract purchase payments	819,798	795,791	130,171	275,180
Transfer payments from (to) other subaccounts or general account	1,618,556	983,483	531,961	167,396
Contract terminations, withdrawals, and other deductions	(150,364)	(22,516)	(49,551)	(24,448)
Contract maintenance charges	(3,140)	(473)	(1,184)	(399)

Increase (decrease) in net assets from contract transactions	2,284,850	1,756,285	611,397	417,729

Net increase (decrease) in net assets	1,573,355	1,733,854	227,602	280,094

Net assets:
Beginning of the period	1,942,993	209,139	839,775	559,681

End of the period	$3,516,348	$1,942,993	$1,067,377	$839,775

See accompanying notes.

34

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Fidelity—VIP High Income Subaccount		Fidelity—VIP Contrafund® Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$34,398	$23,714	$(14,238)	$(6,880)
Net realized capital gains (losses) on investments	(76,159)	(38,022)	(65,114)	(18,405)
Net change in unrealized appreciation/depreciation of investments	46,955	(34,898)	(161,630)	(67,164)

Increase (decrease) in net assets from operations	5,194	(49,206)	(240,982)	(92,449)

Contract transactions
Net contract purchase payments	22,426	114,354	352,215	608,053
Transfer payments from (to) other subaccounts or general account	58,241	128,439	687,610	277,941
Contract terminations, withdrawals, and other deductions	(65,323)	(36,709)	(92,427)	(58,420)
Contract maintenance charges	(672)	(419)	(1,517)	(783)

Increase (decrease) in net assets from contract transactions	14,672	205,665	945,881	826,791

Net increase (decrease) in net assets	19,866	156,459	704,899	734,342

Net assets:
Beginning of the period	352,995	196,536	1,288,253	553,911

End of the period	$372,861	$352,995	$1,993,152	$1,288,253

See accompanying notes.

35

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Fidelity—VIP Investment Grade Bond Subaccount		Fidelity—VIP Growth & Income Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$30,156	$(1,533)	$(2,119)	$(1,171)
Net realized capital gains (losses) on investments	42,955	3,294	(35,347)	(3,146)
Net change in unrealized appreciation/depreciation of investments	430,557	32,304	(100,646)	(6,441)

Increase (decrease) in net assets from operations	503,668	34,065	(138,112)	(10,758)

Contract transactions
Net contract purchase payments	670,030	732,483	168,438	291,404
Transfer payments from (to) other subaccounts or general account	4,342,497	1,308,743	289,691	116,821
Contract terminations, withdrawals, and other deductions	(302,661)	(42,696)	(49,385)	(18,142)
Contract maintenance charges	(6,347)	(244)	(1,204)	(142)

Increase (decrease) in net assets from contract transactions	4,703,519	1,998,286	407,540	389,941

Net increase (decrease) in net assets	5,207,187	2,032,351	269,428	379,183

Net assets:
Beginning of the period	2,147,188	114,837	445,740	66,557

End of the period	$7,354,375	$2,147,188	$715,168	$445,740

See accompanying notes.

36

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Fidelity—VIP Balanced Subaccount		Fidelity—VIP Mid Cap Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$6,867	$429	$(28,220)	$(23,105)
Net realized capital gains (losses) on investments	(34,224)	(11,519)	(42,537)	(6,219)
Net change in unrealized appreciation/depreciation of investments	(80,140)	4,562	(472,543)	36,519

Increase (decrease) in net assets from operations	(107,497)	(6,528)	(543,300)	7,195

Contract transactions
Net contract purchase payments	133,286	203,776	814,864	800,454
Transfer payments from (to) other subaccounts or general account	634,328	303,504	1,620,475	908,381
Contract terminations, withdrawals, and other deductions	(94,727)	(26,862)	(150,833)	(40,527)
Contract maintenance charges	(1,463)	(202)	(3,358)	(984)

Increase (decrease) in net assets from contract transactions	671,424	480,216	2,281,148	1,667,324

Net increase (decrease) in net assets	563,927	473,688	1,737,848	1,674,519

Net assets:
Beginning of the period	589,159	115,471	2,684,681	1,010,162

End of the period	$1,153,086	$589,159	$4,422,529	$2,684,681

See accompanying notes.

37

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies

Organization

Retirement Builder Variable Annuity Account (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts. Activity in these specified investment subaccounts is available to contract owners of the Retirement Income Builder II Variable Annuity. The remaining subaccounts (not presented herein) are available for investment by contract owners of the Retirement Income Builder Variable Annuity, the Portfolio Select Variable Annuity, The One Income Annuity, and the Immediate Income Builder, also offered by Transamerica Life. The amounts reported herein represent the activity related to contract owners of the Retirement Income Builder II Variable Annuity only. Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Fund:
AIM Variable Insurance Funds, Inc.:	Oppenheimer Variable Account Funds:
AIM V.I. Capital Appreciation Fund	Oppenheimer Global Securities Fund/VA
AIM V.I. Government Securities Fund	Oppenheimer Capital Appreciation Fund/VA
AIM V.I. Core Equity Fund	Oppenheimer Main Street Growth & Income Fund/VA
AIM V.I. Premier Equity Fund	Oppenheimer High Income Fund/VA
Dreyfus Stock Index Fund	Oppenheimer Strategic Bond Fund/VA
Dreyfus Variable Investment Fund:	AEGON/Transamerica Series Fund, Inc.:
Dreyfus VIF—Money Market Portfolio	Van Kampen Emerging Growth
Dreyfus VIF—Small Company Stock Portfolio	Janus Global
MFS® Variable Insurance TrustSM:	Janus Growth
MFS Emerging Growth Series	Transamerica Equity
MFS Emerging Markets Equity Series	Variable Insurance Products Fund (VIP) – Service Class 2
MFS Research Series	Fidelity—VIP Equity-Income Portfolio
MFS Total Return Series	Fidelity—VIP Growth Portfolio
MFS Utilities Series	Fidelity—VIP High Income Portfolio
Nations Separate Account Trust:	Fidelity—VIP Contrafund® Portfolio
Nations High Yield Bond Portfolio	Fidelity—VIP Investment Grade Bond Portfolio
Nations International Value Portfolio	Fidelity—VIP Growth & Income Portfolio
Nations Marsico Growth Portfolio	Fidelity—VIP Balanced Portfolio
Nations Marsico Focused Equities Portfolio	Fidelity—VIP Mid Cap Portfolio
Nations Marsico International Opportunities Portfolio
Nations Marsico 21st Century Portfolio
Nations Mid-Cap Growth Portfolio

38

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Nations High Yield Bond	May 1, 2001
Nations International Value	May 1, 2001
Nations Marsico Growth	May 1, 2001
Nations Marsico Focused Equities	May 1, 2001
Nations Marsico International Opportunities	May 1, 2001
Nations Marsico 21st Century	May 1, 2001
Nations Mid Cap Growth	May 1, 2001

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2002:

Portfolio	Formerly
AIM V.I. Core Equity Fund	AIM V.I. Growth & Income Fund
AIM V.I. Premier Equity Fund	AIM V.I. Value Fund
Transamerica Equity	Transamerica VIF – Growth Portfolio
Nations Marsico Growth Portfolio	Nations Marsico Growth & Income Portfolio

As of March 21, 2002, Fidelity funds are no longer referred to as VIP II or VIP III.

As of May 1, 2002 Transamerica Variable Insurance Fund, Inc. merged with AEGON/Transamerica Series Fund, Inc.

Investments

Net purchase payments received by the Mutual Fund Account for the Retirement Income Builder II Variable Annuity are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2002.

Realized capital gains and losses from sales of shares in the mutual funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.

39

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Notes to Financial Statements

December 31, 2002

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2002 were as follows:

	Purchases	Sales
AIM Variable Insurance Funds, Inc.:
AIM V.I. Capital Appreciation Fund	$457,866	$196,999
AIM V.I. Government Securities Fund	3,184,919	656,562
AIM V.I. Core Equity Fund	350,059	505,264
AIM V.I. Premier Equity Fund	2,346,253	901,095
Dreyfus Stock Index Fund	2,006,590	506,563
Dreyfus Variable Investment Fund:
Dreyfus VIF—Money Market Portfolio	7,012,770	7,162,296
Dreyfus VIF—Small Company Stock Portfolio	2,042,056	271,647
MFS® Variable Insurance TrustSM:
MFS Emerging Growth Series	353,768	231,060
MFS Emerging Markets Equity Series	—	—
MFS Research Series	211,505	156,768
MFS Total Return Series	4,512,892	912,484
MFS Utilities Series	1,200,731	985,702
Nations Separate Account Trust:
Nations High Yield Bond Portfolio	2,647,212	590,857
Nations International Value Portfolio	1,954,378	313,107
Nations Marsico Growth Portfolio	646,844	60,548
Nations Marsico Focused Equities Portfolio	1,921,433	55,605
Nations Marsico International Opportunities Portfolio	416,736	19,678
Nations Marsico 21st Century Portfolio	19,014	4,093
Nations Mid-Cap Growth Portfolio	1,418,818	225,353
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA	1,147,899	336,584
Oppenheimer Capital Appreciation Fund/VA	2,041,403	513,261
Oppenheimer Main Street Growth & Income Fund/VA	1,465,757	944,117
Oppenheimer High Income Fund/VA	1,235,683	462,808
Oppenheimer Strategic Bond Fund/VA	1,129,495	451,237

40

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Notes to Financial Statements

December 31, 2002

2. Investments (continued)

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.:
Van Kampen Emerging Growth	$1,869,445	$493,089
Janus Global	151,281	603,322
Janus Growth	981,783	1,029,810
Transamerica Equity	2,119,681	297,777
Variable Insurance Products Fund (VIP) – Service Class 2
Fidelity—VIP Equity-Income Portfolio	2,772,656	444,619
Fidelity—VIP Growth Portfolio	764,152	165,112
Fidelity—VIP High Income Portfolio	196,829	147,759
Fidelity—VIP Contrafund® Portfolio	1,134,102	202,474
Fidelity—VIP Investment Grade Bond Portfolio	5,424,884	691,213
Fidelity—VIP Growth & Income Portfolio	507,433	102,012
Fidelity—VIP Balanced Portfolio	917,257	238,968
Fidelity—VIP Mid Cap Portfolio	2,597,470	344,577

41

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Government Securities Subaccount	AIM V.I. Core Equity Subaccount	AIM V.I. Premier Equity Subaccount	Dreyfus Stock Index Subaccount
Units outstanding at January 1, 2001	1,726,999	637,451	3,551,941	6,108,120	4,208,544
Units purchased	453,956	607,488	707,496	1,043,763	640,148
Units redeemed and Transferred	189,204	872,313	260,984	198,978	661,081

Units outstanding at December 31, 2001	2,370,159	2,117,252	4,520,421	7,350,861	5,509,773
Units purchased	153,330	305,243	82,369	613,216	981,458
Units redeemed and transferred	105,746	1,879,516	(227,216)	784,291	360,629

Units outstanding at December 31, 2002	2,629,235	4,302,011	4,375,574	8,748,368	6,851,860

	Dreyfus VIF— Money Market Subaccount	Dreyfus VIF— Small Company Stock Subaccount	MFS Emerging Growth Subaccount	MFS Emerging Markets Equity Subaccount	MFS Research Subaccount
Units outstanding at January 1, 2001	975,913	446,307	1,433,913	8,114	758,188
Units purchased	2,303,035	479,171	289,041	—	253,978
Units redeemed and transferred	989,771	190,936	65,819	(8,114)	175,916

Units outstanding at December 31, 2001	4,268,719	1,116,414	1,788,773	—	1,188,082
Units purchased	1,664,957	689,101	53,106	—	34,979
Units redeemed and transferred	(1,805,985)	716,037	70,016	—	20,536

Units outstanding at December 31, 2002	4,127,691	2,521,552	1,911,895	—	1,243,597

42

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	MFS Total Return Subaccount	MFS Utilities Subaccount	Nations High Yield Bond Subaccount(1)	Nations International Value Subaccount(1)	Nations Marsico Growth Subaccount(1)
Units outstanding at January 1, 2001	2,010,404	5,034,692	—	—	—
Units purchased	1,488,072	1,378,458	216,209	364,519	103,675
Units redeemed and transferred	1,874,772	274,016	154,509	343,214	259,749

Units outstanding at December 31, 2001	5,373,248	6,687,166	370,718	707,733	363,424
Units purchased	827,363	364,272	752,586	637,715	164,401
Units redeemed and transferred	1,966,027	(366,228)	1,104,474	1,150,974	510,529

Units outstanding at December 31, 2002	8,166,638	6,685,210	2,227,778	2,496,422	1,038,354

	Nations Marsico Focused Equities Subaccount(1)	Nations Marsico International Opportunities Subaccount(1)	Nations Marsico 21st Century Subaccount(1)	Nations Mid -Cap Growth Subaccount(1)	Oppenheimer Global Securities Subaccount
Units outstanding at January 1, 2001	—	—	—	—	974,428
Units purchased	339,365	25,532	21,895	108,790	604,408
Units redeemed and transferred	163,738	12,807	2,052	167,554	395,985

Units outstanding at December 31, 2001	503,103	38,339	23,947	276,344	1,974,821
Units purchased	888,023	162,954	4,570	623,598	163,050
Units redeemed and transferred	1,208,187	300,846	13,132	1,080,882	338,424

Units outstanding at December 31, 2002	2,599,313	502,139	41,649	1,980,824	2,476,295

43

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Main Street Growth & Income Subaccount	Oppenheimer High Income Subaccount	Oppenheimer Strategic Bond Subaccount	Van Kampen Emerging Growth Subaccount
Units outstanding at January 1, 2001	1,654,270	4,935,950	1,201,505	763,327	3,322,000
Units purchased	883,509	1,531,899	292,368	186,565	870,630
Units redeemed and transferred	532,006	854,635	429,704	295,840	309,851

Units outstanding at December 31, 2001	3,069,785	7,322,484	1,923,577	1,245,732	4,502,481
Units purchased	521,660	630,765	154,589	169,411	540,845
Units redeemed and transferred	613,355	(199,423)	441,814	364,693	509,304

Units outstanding at December 31, 2002	4,204,800	7,753,826	2,519,980	1,779,836	5,552,630

	Janus Global Subaccount	Janus Growth Subaccount	Transamerica Equity Subaccount	Fidelity—VIP Equity- Income Subaccount	Fidelity— VIP Growth Subaccount
Units outstanding at January 1, 2001	4,944,822	5,104,534	264,574	192,805	661,708
Units purchased	45,886	471,024	1,217,881	794,993	368,377
Units redeemed and transferred	(306,262)	62,202	1,239,677	927,838	194,971

Units outstanding at December 31, 2001	4,684,446	5,637,760	2,722,132	1,915,636	1,225,056
Units purchased	23,751	275,331	722,985	821,518	217,392
Units redeemed and transferred	(502,610)	(414,084)	2,232,733	1,502,915	821,591

Units outstanding at December 31, 2002	4,205,587	5,499,007	5,677,850	4,240,069	2,264,039

44

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Fidelity—VIP High Income Subaccount	Fidelity—VIP Contrafund® Subaccount	Fidelity—VIP Investment Grade Bond Subaccount	Fidelity—VIP Growth & Income Subaccount	Fidelity—VIP Balanced Subaccount
Units outstanding at January 1, 2001	244,911	600,104	106,215	67,872	120,494
Units purchased	149,506	747,330	674,866	340,042	227,508
Units redeemed and transferred	111,705	268,178	1,080,075	98,653	286,952

Units outstanding at December 31, 2001	506,122	1,615,612	1,861,156	506,567	634,954
Units purchased	32,044	446,319	574,642	194,374	145,488
Units redeemed and transferred	(13,657)	740,279	3,432,536	289,498	602,355

Units outstanding at December 31, 2002	524,509	2,802,210	5,868,334	990,439	1,382,797

Fidelity—VIP Mid Cap Subaccount
Units outstanding at January 1, 2001	905,882
Units purchased	783,324
Units redeemed and transferred	839,851

Units outstanding at December 31, 2001	2,529,057
Units purchased	756,683
Units redeemed and transferred	1,406,975

Units outstanding at December 31, 2002	4,692,715

45

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have different fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Effective with the 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
AIM V.I. Capital Appreciation	12/31/2002 12/31/2001	2,629,235 2,370,159	$0.87 to $0.88 1.17 to 1.18	$2,303,163 2,782,298	0.00 0.00%	1.25% to 1.40% 1.25 to 1.40	(25.40)% to (25.29)% (24.35) to (24.23)
AIM V.I. Government Securities	12/31/2002 12/31/2001	4,302,011 2,117,252	1.19 to 1.20 1.10 to 1.11	5,154,070 2,344,933	2.42 4.88	1.25 to 1.40 1.25 to 1.40	8.08 to 8.24 4.94 to 5.09
AIM V.I. Core Equity	12/31/2002 12/31/2001	4,375,574 4,520,421	0.89 to 0.90 1.07 to 1.08	3,906,538 4,845,299	0.32 0.05	1.25 to 1.40 1.25 to 1.40	(16.75) to (16.63) (23.91) to (23.79)
AIM V.I. Premier Equity	12/31/2002 12/31/2001	8,748,368 7,350,861	0.81 to 0.81 1.18 to 1.18	7,100,481 8,669,649	0.36 0.14	1.25 to 1.40 1.25 to 1.40	(31.22) to (31.12) (13.78) to (13.65)
Dreyfus Stock Index	12/31/2002 12/31/2001	6,851,860 5,509,773	0.85 to 0.86 1.11 to 1.12	5,859,453 6,148,388	1.40 1.13	1.25 to 1.40 1.25 to 1.40	(23.44) to (23.32) (13.40) to (13.27)
Dreyfus VIF – Money Market	12/31/2002 12/31/2001	4,127,691 4,268,719	1.12 to 1.13 1.12 to 1.12	4,629,220 4,778,527	1.49 3.45	1.25 to 1.40 1.25 to 1.40	0.06 to 0.21 2.53 to 2.68
Dreyfus VIF – Small Company Stock	12/31/2002 12/31/2001	2,521,552 1,116,414	1.04 to 1.05 1.32 to 1.32	2,634,912 1,472,627	0.24 0.06	1.25 to 1.40 1.25 to 1.40	(20.82) to (20.70) (2.90) to (2.76)
MFS Emerging Growth	12/31/2002 12/31/2001	1,911,895 1,788,773	0.75 to 0.75 1.15 to 1.15	1,437,031 2,057,351	0.00 0.00	1.25 to 1.40 1.25 to 1.40	(34.68) to (34.58) (34.41) to (34.31)
MFS Emerging Markets Equity	12/31/2002 12/31/2001	0 0	0.00 to 0.00 0.00 to 0.00	0.00 0.00	0.00 0.00	1.25 to 1.40 1.25 to 1.40	0.00 to 0.00 15.24 to 15.28
MFS Research	12/31/2002 12/31/2001	1,243,597 1,188,082	0.80 to 0.81 1.08 to 1.09	1,003,194 1,287,165	0.27 0.01	1.25 to 1.40 1.25 to 1.40	(25.58) to (25.47) (22.35) to (22.23)

46

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
MFS Total Return	12/31/2002 12/31/2001		8,166,638 5,373,248	$1.16 to $1.16 1.24 to 1.24	$9,476,688 6,659,345	1.62 1.69%	1.25% to 1.40% 1.25 to 1.40	(6.48) to (6.34)% (1.14) to (1.00)
MFS Utilities	12/31/2002 12/31/2001		6,685,210 6,687,166	0.85 to 0.86 1.12 to 1.12	5,697,284 7,478,074	2.64 3.13	1.25 to 1.40 1.25 to 1.40	(23.82) to (23.71) (25.26) to (25.15)
Nations High Yield Bond	12/31/2002 12/31/2001	(1)	2,227,778 370,718	1.02 to 1.02 1.01 to 1.01	2,271,727 374,995	9.93 32.29	1.25 to 1.40 1.25 to 1.40	0.77 to 0.92 1.12 to 1.22
Nations International Value	12/31/2002 12/31/2001	(1)	2,496,422 707,733	0.73 to 0.73 0.88 to 0.89	1,829,853 626,234	2.00 1.85	1.25 to 1.40 1.25 to 1.40	(17.20) to (17.08) (11.55) to (11.46)
Nations Marsico Growth	12/31/2002 12/31/2001	(1)	1,038,354 363,424	0.74 to 0.74 0.89 to 0.90	769,052 325,286	0.00 0.00	1.25 to 1.40 1.25 to 1.40	(17.29) to (17.17) (10.51) to (10.42)
Nations Marsico Focused Equities	12/31/2002 12/31/2001	(1)	2,599,313 503,103	0.76 to 0.76 0.91 to 0.91	1,982,294 457,950	0.00 0.00	1.25 to 1.40 1.25 to 1.40	(16.24) to (16.11) (9.00) to (8.91)
Nations Marsico International Opportunities	12/31/2002 12/31/2001	(1)	502,139 38,339	0.80 to 0.81 0.88 to 0.88	403,330 33,701	0.05 0.70	1.25 to 1.40 1.25 to 1.40	(8.63) to (8.49) (12.11) to (12.02)
Nations Marsico 21st Century	12/31/2002 12/31/2001	(1)	41,649 23,947	0.79 to 0.79 0.88 to 0.88	33,048 20,978	0.00 0.00	1.25 to 1.40 1.25 to 1.40	(9.47) to (9.33) (12.47) to (12.38)
Nations Mid-Cap Growth	12/31/2002 12/31/2001	(1)	1,980,824 276,344	0.54 to 0.55 0.84 to 0.84	1,079,089 231,178	0.00 0.00	1.25 to 1.40 1.25 to 1.40	(34.92) to (34.82) (16.38) to (16.30)
Oppenheimer Global Securities	12/31/2002 12/31/2001		2,476,295 1,974,821	1.30 to 1.30 1.69 to 1.70	3,218,215 3,340,823	0.52 0.58	1.25 to 1.40 1.25 to 1.40	(23.21) to (23.10) (13.26) to (13.13)
Oppenheimer Capital Appreciation	12/31/2002 12/31/2001		4,204,800 3,069,785	1.08 to 1.09 1.50 to 1.50	4,552,595 4,604,969	0.53 0.53	1.25 to 1.40 1.25 to 1.40	(27.87) to (27.76) (13.79) to (13.66)
Oppenheimer Main Street Growth & Income	12/31/2002 12/31/2001		7,753,826 7,322,484	0.91 to 0.92 1.14 to 1.14	7,077,406 8,342,696	0.72 0.50	1.25 to 1.40 1.25 to 1.40	(19.92) to (19.80) (11.41) to (11.28)

47

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Oppenheimer High Income	12/31/2002 12/31/2001	2,519,980 1,923,577	$0.97 to $0.98 1.01 to 1.01	$2,450,773 1,943,133	9.33 8.72%	1.25% to 1.40% 1.25 to 1.40	(3.74)% to (3.60)% 0.55 to 0.70
Oppenheimer Strategic Bond	12/31/2002 12/31/2001	1,779,836 1,245,732	1.14 to 1.15 1.08 to 1.08	2,034,939 1,343,600	6.58 2.65	1.25 to 1.40 1.25 to 1.40	5.96 to 6.12 3.39 to 3.55
Van Kampen Emerging Growth	12/31/2002 12/31/2001	5,552,630 4,502,481	0.98 to 0.98 1.48 to 1.49	5,434,314 6,671,060	0.10 0.08	1.25 to 1.40 1.25 to 1.40	(33.99) to (33.89) (34.16) to (34.06)
Janus Global	12/31/2002 12/31/2001	4,205,587 4,684,446	0.92 to 0.93 1.26 to 1.28	3,904,533 5,957,877	2.61 0.90	1.25 to 1.40 1.25 to 1.40	(27.05) to (26.94) (23.92) to (23.80)
Janus Growth	12/31/2002 12/31/2001	5,499,007 5,637,760	0.70 to 17.22 1.01 to 24.92	7,539,323 10,979,478	0.00 0.00	1.25 to 1.40 1.25 to 1.40	(30.89) to (30.79) (29.20) to (29.10)
Transamerica Equity	12/31/2002 12/31/2001	5,677,850 2,722,132	0.52 to 0.52 0.67 to 0.68	2,943,124 1,838,967	0.00 0.00	1.25 to 1.40 1.25 to 1.40	(23.32) to (23.20) (18.77) to (18.65)
Fidelity—VIP Equity-Income	12/31/2002 12/31/2001	4,240,069 1,915,636	0.83 to 0.83 1.01 to 1.02	3,516,348 1,942,993	1.11 0.51	1.25 to 1.40 1.25 to 1.40	(18.30) to (18.18) (6.54) to (6.40)
Fidelity—VIP Growth	12/31/2002 12/31/2001	2,264,039 1,225,056	0.47 to 0.47 0.68 to 0.69	1,067,377 839,775	0.11 0.07	1.25 to 1.40 1.25 to 1.40	(31.26) to (31.16) (19.01) to (18.89)
Fidelity—VIP High Income	12/31/2002 12/31/2001	524,509 506,122	0.71 to 0.71 0.70 to 0.70	372,861 352,995	10.41 9.06	1.25 to 1.40 1.25 to 1.40	1.87 to 2.02 (13.15) to (13.02)
Fidelity—VIP Contrafund®	12/31/2002 12/31/2001	2,802,210 1,615,612	0.71 to 0.71 0.80 to 0.80	1,993,152 1,288,253	0.53 0.51	1.25 to 1.40 1.25 to 1.40	(10.85) to (10.72) (13.68) to (13.56)
Fidelity—VIP Investment Grade Bond	12/31/2002 12/31/2001	5,868,334 1,861,156	1.25 to 1.26 1.15 to 1.16	7,354,375 2,147,188	1.92 1.06	1.25 to 1.40 1.25 to 1.40	8.58 to 8.74 6.67 to 6.83
Fidelity—VIP Growth & Income	12/31/2002 12/31/2001	990,439 506,567	0.72 to 0.72 0.88 to 0.88	715,168 445,740	1.03 0.66	1.25 to 1.40 1.25 to 1.40	(17.99) to (17.87) (10.27) to (10.14)
Fidelity—VIP Balanced	12/31/2002 12/31/2001	1,382,797 634,954	0.83 to 0.84 0.93 to 0.93	1,153,086 589,159	2.06 1.46	1.25 to 1.40 1.25 to 1.40	(10.19) to (10.06) (3.23) to (3.09)

48

Retirement Builder Variable Annuity Account—

Retirement Income Builder II Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Fidelity—VIP Mid Cap	12/31/2002 12/31/2001	4,692,715 2,529,057	$0.94 to $0.94 1.06 to 1.06	$4,422,529 2,684,681	0.62 0.00%	1.25% to 1.40% 1.25 to 1.40	(11.27)% to (11.14)% (4.85) to (4.71)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. Expense ratios for periods of less than one year have been annualized.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

49

Retirement Builder Variable Annuity Account -

Retirement Income Builder II Variable Annuity

Notes to Financial Statements

December 31, 2002

5.    Administrative, Mortality, and Expense Risk Charge

Transamerica Life deducts a daily administrative charge from the net assets of the Mutual Fund Account at an effective annual rate of .15% of net assets. In addition, administrative charges include an annual charge of the lesser of 2% of the policy value or $30 per contract. Transamerica Life deducts a daily charge for assuming certain mortality and expense risks. An annual charge of 1.25%, 1.10% (depending on the death benefit selected) is assessed.

6.    Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

7.    Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

52

RETIREMENT INCOME BUILDER VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated November 3, 2003

to the

Prospectus dated May 1, 2003

LIVING BENEFITS RIDER

You may elect to purchase the optional living benefits rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The living benefits rider is available during the accumulation phase but it will not be issued if the annuitant is age 81 or older. The maximum issue age may be lower if required by state law.

You should view the living benefits rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the living benefits rider.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus.

Fee Table

Optional Rider Fees:
Living Benefits Rider(1)	0.75%

Example	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$955	$1,674	$2,189	$4,245
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$410	$1,239	$2,081	$4,245

(1)	The fee is a percentage of the “principal back” total withdrawal base.

Guaranteed Minimum Accumulation Benefit

If you elect the living benefits rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Retirement Income Builder Variable Annuity dated May 1, 2003

Guaranteed Future Value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, which is the tenth rider anniversary, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value are as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. Partial withdrawals will reduce the guaranteed future value by an adjusted partial withdrawal amount which is equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

See the examples at the end of this supplement showing the effect of a withdrawal.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. Assume that on the guaranteed future value date your policy value has declined to $90,000 because of negative investment performance. We will add $10,000 to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments before the guaranteed future value date, you should consider whether electing the rider is in your best interests.

2

Guaranteed Minimum Withdrawal Benefit

If you elect the living benefits rider, we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of liquidity regardless of the performance of the variable investment options you select.

Withdrawal Guarantees. There are two withdrawal guarantees under this benefit:

•	“principal back;” and

•	“for life.”

You can take withdrawals under either guarantee or alternate between the guarantees (your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero). Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee and such impact may be on a greater than dollar-for-dollar basis.

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments; and

•	may be subject to income taxes and federal tax penalties.

Maximum Annual Withdrawal Amount. Under this benefit, you can withdraw up to:

•	7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero; or

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $7,000 each rider year for the next fourteen years and $2,000 in the next year so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•	5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess” withdrawals (see adjusted partial withdrawals, below). All withdrawals before the annuitant’s 59th birthday are excess withdrawals for purposes of the “for life” guarantee.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

3

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note: The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis but will not reduce the total withdrawal base for the “principal back” and “for life” guarantees. Gross partial withdrawals in excess of the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the total withdrawal base and minimum remaining withdrawal amount for the “principal back” and “for life” guarantees on a pro rata basis (possibly to zero). See the examples at the end of this supplement showing the effect of a withdrawal. Excess withdrawals may eliminate the guarantees.

Please note: Gross partial withdrawals of the “principal back” maximum annual withdrawal amount will result in an excess partial withdrawal under the “for life” guarantee as will any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday and will reduce the “for life” maximum annual withdrawal amount, “for life” total withdrawal base, and “for life” minimum remaining withdrawal amount and such reduction may be on a greater than dollar-for-dollar basis. The effect of a 7% “principal back” withdrawal is illustrated below.

4

			5% “For Life”
Date	Policy Value before the Withdrawal	Gross Withdrawal	Total Withdrawal Base (TWB)	TWB Adjustment	Minimum Remaining Withdrawal Amount (MRWA)	MRWA Adjustment	Maximum Annual Withdrawal Amount
11/01/03	$100,000	—	$100,000.00	—	$100,000.00	—	$5,000.00
10/31/05	$95,000	$7,000.00	$97,777.78	$2,222.22	$92,888.89	$7,111.11	$4,888.89

Living Benefits Rider Fee

A rider fee, 0.75% of the “principal back” total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values.

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Portfolio Allocation Method

If you elect the living benefits rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the living benefits rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities - Service Class subaccount (which invests in the Transamerica U.S. Government Securities – Service Class portfolio of the AEGON/Transamerica Series Fund, Inc.) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the living benefits rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the living benefits rider. You should not view the living benefits rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the living benefits rider.

5

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment options.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.

Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the living benefits rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

Other

You cannot elect this rider if you have elected certain other optional benefits. Please contact us or your registered representative for more information.

Termination

The living benefits rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the living benefits rider (you may not terminate the rider before the fifth rider anniversary);

•	annuitization; or

•	termination of your policy.

The living benefits rider may vary for certain policies and may not be available for all policies.

6

EXAMPLES

Guaranteed Minimum Accumulation Benefit Adjusted Partial Surrenders

Gross partial withdrawals will reduce the guaranteed future value pro rata. The amount of the reduction is equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

Example 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

Example 2:

Assumptions:

PV = $120,000

GFV = $100,000

WD = $10,000

7

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

Guaranteed Minimum Withdrawal Benefit Adjusted Partial Surrenders

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

8

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be effected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

Example 2 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is effected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 7% WD)) * (MRWA – 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

9

Step Three. Which is larger, the actual $1,000 excess withdrawal or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (GAWA) + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is effected by the excess withdrawal.

1.	The formula is (EWD / (PV – 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

Step Three. Which is larger, the actual $1,000 excess withdrawal or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

10

Example 3 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

Example 4 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is effected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

11

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (GAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is effected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

12

STATEMENT OF ADDITIONAL INFORMATION

RETIREMENT INCOME BUILDER

VARIABLE ANNUITY

Issued through

RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-0001

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Retirement Income Builder Variable Annuity offered by Transamerica Life Insurance Company (“Transamerica”). You may obtain a copy of the prospectus dated May 1, 2003, by calling 1-800-525-6205, or by writing to the Administrative and Service Office, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and for the underlying fund portfolios.

Dated: May 1, 2003 as Revised November 1, 2003

2

GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—An amount equal to the policy value increased or decreased by any excess interest adjustments applied at the time of surrender or on the annuity commencement date.

Administrative and Service Office—Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Annuitant—The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date—The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95. The annuity commencement date may be required to be earlier for qualified policies.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Application—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary—The person who has the right to the death benefit set forth in the policy.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value—The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Code—The Internal Revenue Code of 1986, as amended.

Cumulative Free Percentage—The percentage (as applied to the policy value) which is available free of any surrender charge.

Excess Interest Adjustment (“EIA”)—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or amounts applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

3

Excess Partial Surrender (EPW)—The portion of a partial surrender (surrender) that exceeds the cumulative free percentage.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy—A policy other than a qualified policy.

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a policy.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders); plus

•	interest credited in the fixed account; plus or minus

•	accumulated gains or losses in the separate account; minus

•	service charges, premium taxes, rider fees and transfer fees, if any.

Policy Year—A policy year begins on the policy date in which the policy becomes effective and on each anniversary thereof.

Premium Payment—An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account—The Retirement Income Builder Variable Annuity division of the Retirement Builder Variable Annuity Account. The Retirement Builder Variable Annuity Account is a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, (the “1940 Act”), as amended, to which premium payments under the policies may be allocated.

Service Charge—There is an annual service charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but in no event will this charge be more than 2% of the policy value.

Subaccount—A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

4

Successor Owner—A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Surrender Charge—The applicable contingent deferred sales charge, assessed on certain full or partial surrenders of premium payments to cover expenses relating to the sale of the policies.

Valuation Period—The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determinations shall be made on each business day.

Variable Annuity Payment(s)—Payment(s) made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

5

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

THE POLICY—GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of the owner’s spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the application or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note Carefully. If the owner does not name a successor owner, the owner’s estate will become the new owner if the owner predeceases the annuitant. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Transamerica has received written notice of the trust as a successor owner signed prior to the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no successor owner is named in a written notice received by Transamerica.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the deceased owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the new owner within five years of the owner’s death, or payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

6

Entire Policy

The policy, any endorsements thereon, the application, and information provided in lieu thereof, constitute the entire contract between Transamerica and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application or information provided in lieu thereof.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and/or to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (SEC). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invests in the Fidelity—VIP Money Market portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if

7

deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying funds, or substitute a new fund for an existing fund.

Excess Interest Adjustment

Money that you surrender from, transfer out of, or apply to an annuity payment option, from the guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to the guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula which will be used to determine the excess interest adjustment is:

S*(G -C)* (M/12)

S =	Gross amount being surrendered that is subject to the excess interest adjustment
G =	Guaranteed Interest Rate applicable to S.
C =	Current Guaranteed Interest Rate then being offered on new premium payments for the next longer guaranteed period than “M”. If this policy form or such a guaranteed period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.
M =	Number of months remaining in the current guaranteed period, rounded up to the next higher whole number of months.
* =	multiplication
^ =	exponentiation

8

Example 1 (Full Surrender, rates increase by 3%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Full surrender:	middle of contract year 3
Policy value at middle of contract year 3	= 50,000* (1.055) ^ 2.5 = 57,161.18
Surrender charge free amount at middle of Policy year 3	= 57,161.18* .30 = 17,148.35
Excess interest adjustment free amount at middle of policy year 3	= 57,161.18 -50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 -7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000* (1.03) ^ 2.5 = 53,834.80
Excess interest adjustment
G = .055
C = .085
M = 30
Excess interest adjustment	= S* (G -C)* (M/12)
= 50,000.00* (.055 -.085)* (30/12)
= -3,750.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 53,834.80 -57,161.18 = -3,326.38
Adjusted policy value	= policy value + excess interest adjustment = 57,161.18 -3,326.38 = 53,834.80
Surrender charge	= (50,000 -17,148.35)* .06 = 1,971.10
Cash value at middle of policy year 3	= policy value + excess interest adjustment - surrender charge
= 57,161.18 -3,326.38 -1,971.10
= 51,863.70

9

Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Full surrender:	middle of contract year 3
Policy value at middle of policy year 3	= 50,000* (1.055) ^ 2.5 = 57,161.18
Surrender charge free amount at middle of Policy year 3	= 57,161.18* .30 = 17,148.35
Excess interest adjustment free amount at middle of policy year 3	= 57,161.18 -50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 -7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000* (1.03) ^ 2.5 = 53,834.80
Excess interest adjustment
G = .055
C = .045
M = 30
Excess interest adjustment	= S* (G -C)* (M/12)
= 50,000* (.055 -.045)* (30/12)
= 1,250.00
Adjusted policy value	= policy value + excess interest adjustment
= 57,161.18 + 1,250.00 = 58,411.18
Surrender charge	= (50,000 -17,148.35)* .06 = 1,971.10
Cash value at middle of policy year 3	= policy value + excess interest adjustment -surrender charge
= 57,161.18 + 1,250 -1,971.10
= 56,440.08

On a partial surrender, Transamerica will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Surrender charge—Free surrenders will reduce the policy value by the amount surrendered. Amounts surrendered in excess of the surrender charge—Free amount will reduce the policy value by an amount equal to:

X -Y + Z

X	=	excess partial surrender = requested surrender less surrender charge—free amount
A	=	amount of partial surrender which is subject to excess interest adjustment = requested surrender—excess interest adjustment—free amount, where excess interest adjustment—free amount = cumulative interest credited at time of, but prior to, surrender.
Y	=	excess interest adjustment = (A)*(G -C)*(M/12) where G, C, and M are defined above, with “A” substituted for “S” in the definition of G and M.
Z	=	surrender charge on X minus Y.

10

Example 3 (Partial Surrender, rates increase by 1%):

Single premium:		$50,000
Guarantee period:		5 Years
Guarantee rate:		5.50% per annum
Partial surrender:		$30,000; middle of contract year 3
Policy value at middle of policy year 3		= 50,000* (1.055) ^ 2.5 = 57,161.18
Surrender charge free amount at middle of policy year 3		= 57,161.18* .30 = 17,148.35
Excess interest adjustment free amount at middle of policy year 3		= 57,161.18 -50,000 = 7,161.18
Excess interest adjustment/surrender charge
X	= 30,000 -17,148.35 = 12,851.65
A	= 30,000 -7,161.18 = 22,838.82
G	= .055
C	= .065
M	= 30
Y	= 22,838.82* (.055 -.065)* (30/12) = -570.97
Z	= .06* [12,851.65 -(-570.97)] = 805.36
Reduction to policy value due to surrender charge—free surrender		= 17,148.35
Reduction to policy value due to excess surrender		= X -Y + Z
= 12,851.65 -(-570.97) + 805.36
= 14,227.98
Policy value after surrender at middle of policy year 3		= 57,161.18 -[17,148.35 + 14,227.98]
= 57,161.18 -[17,148.35 + 12,851.65 -(-570.97) + 805.36]
= 57,161.18 -[30,000 -(-570.97) + 805.36]
= 57,161.18 -31,376.33 = 25,784.85

11

Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:		$50,000
Guarantee period:		5 Years
Guarantee rate:		5.50% per annum
Partial surrender:		$30,000; middle of contract year 3
Policy value at middle of policy year 3		= 50,000* (1.055) ^ 2.5 = 57,161.18
Surrender charge free amount at middle of policy year 3		= 57,161.18* .30 = 17,148.35
Excess interest adjustment free amount at middle of policy year 3		= 57,161.18 -50,000 = 7,161.18
Excess interest adjustment/surrender charge
X	= 30,000— 17,148.35 = 12,851.65
A	= 30,000— 7,161.18 = 22,838.82
G	= .055
C	= .045
M	= 30
Y	= 22,838.82* (.055— .045)* (30/12) = 570.97
Z	= .06* [12,851.65— (570.97)] = 736.84
Reduction to policy value due to surrender charge—Free surrender		= 17,148.35
Reduction to policy value due to excess surrender		= X -Y + Z
= 12,851.65 -570.97 + 736.84
= 13,017.52
Policy value after surrender at middle of policy year 3		= 57,161.18 -[17,148.35 + 13,017.52]
= 57,161.18 -[17,148.35 + 12,851.65 -570.97 + 736.84]
= 57,161.18 -[30,000 ^(570.97) + 736.84]
= 57,161.18 -30,165.87 = 26,995.31

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts of the separate account, or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

12

Annuity Payment Options

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with fixed (level) payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the separate account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For regular annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “1983 Table a” (male, female, and unisex if required by law) mortality table with projection using projection Scale G factors, assuming a maturity date in the year 2000. (“The 1983 Table a” mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.) The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
2001-2010	Actual Age minus 1
2011-2020	Actual Age minus 2
2021-2030	Actual Age minus 3
2031-2040	Actual Age minus 4
After 2040	As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in

13

respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to a partial surrender called the adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial surrender is the sum of (1) and (2), where:

(1)	The surrender charge-free surrender amount taken; and

(2)	The amount that an excess partial surrender (the portion of a surrender that can be subject to a surrender charge) reduces the policy value times [(a) divided by (b)] where:

(a)	is the amount of the death proceeds prior to the excess partial surrender; and

(b)	is the policy value prior to the excess partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

EXAMPLE 1

(Assumed Facts for Example)

$75,000	current guaranteed minimum death benefit before surrender
$50,000	current policy value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$10,000	surrender charge-free amount (assumes 20% cumulative free percentage is available)
$5,000	excess partial surrender (amount subject to surrender charge)
$100	excess interest adjustment—(assumes interest rates have decreased since initial guarantee)
$294	surrender charge on (excess partial surrender less excess interest adjustment)=0.06*(5000in-100)
$5,194	reduction in policy value due to excess partial surrender = 5000-100+294
$15,194	total gross partial surrender
$18,440	adjusted partial surrender = $10,000+ $5,194 [(75,000 – 10,000)/ (50,000 – 10,000)]
$56,560	New guaranteed minimum death benefit (after surrender) = 75,000 – 18,440
$34,806	New policy value (after surrender)=50,000 -10,000-5,194

14

Summary:
Reduction in guaranteed minimum death benefit	= $	18,440
Reduction in policy value	= $	15,194

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

EXAMPLE 2

(Assumed Facts for Example)

$50,000	current guaranteed minimum death benefit before surrender
$75,000	current policy value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$11,250	surrender charge-free amount (assumes 15% cumulative free percentage is available)
$3,750	excess partial surrender (amount subject to surrender charge)
$-100	excess interest adjustment—(assumes interest rates have increased since initial guarantee)
$231	surrender charge on (excess partial surrender less excess interest adjustment)=0.06*[(3750-(-100))]
$4,081	reduction in policy value due to EPW=3750-(-100) +231 =3750 + 100 +231
$15,331	Total Gross Partial Surrender
$15,331	Adjusted Partial Surrender = $11,250+ $4,081 [(75,000- 11,250)/ (75,000 - 11,250)]
$34,669	New guaranteed minimum death benefit (after surrender) = 50,000 -15,331
$59,669	New policy value (after surrender)=75,000 – 11,250 - 4,081

Summary:
Reduction in guaranteed minimum death benefit	= $	15,331
Reduction in policy value	= $	15,331

Note, guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant who is the owner died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica, will constitute due proof of death. Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant was an owner, (1) the death benefit must be distributed within five years of the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the beneficiary’s lifetime or for a period certain (so long as any period certain does not exceed the beneficiary’s life expectancy). Death proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased owner’s death. If the sole beneficiary is the deceased owner’s surviving spouse, however, such

15

spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit. (See “Certain Federal Income Tax Consequences”)

If the annuitant is not an owner, and an owner dies prior to the annuity commencement date, a successor owner may surrender the policy at any time for the amount of the adjusted policy value. If the successor owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed: within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the successor owner’s lifetime or for a period certain (so long as any period certain does not exceed the successor owner’s life expectancy). If the sole successor owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the application will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the Notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary; (2) the owner is not a natural person and the primary annuitant dies or is changed; or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” below for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

16

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policy to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times (b) the number of payments remaining, discounted using a rate equal to the AIR.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax

17

consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. (§) 1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through the underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury. Transamerica has entered into agreements with each underlying fund company that require the portfolios to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, you have the choice of more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owners of the assets of the separate account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owners of a pro rata share of the assets of the separate account.

Distribution Requirements. The Code also requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within five years after such owner’s date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the designated beneficiary as defined in section 72(s) of the Code. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as the owner and any death or change of such primary annuitant shall be treated as the death of an owner. The non-qualified policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such

18

Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, other than specified distributions such as distributions required by the Code, certain nontaxable distributions, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirement may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), or in the case of a traditional IRA, distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

Transamerica makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a successor owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year on behalf of any individual may not exceed the deductible amount specified in the Code ($3000 for 2003, $3,500 if age 50 or older), except in the case of a rollover amount or contribution under Sections 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a Period Certain that will guarantee annuity payments beyond

19

the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; and (vii) the entire interest of the owner is non-forfeitable. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($3000 for 2003, $3,500 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature surrender penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both

20

may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in an pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at year-end may have to be increased by any positive excess interest adjustment which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in that paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner of which is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent’s death, (iii) a qualified policy (other than one qualifying under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single premium payment.

Taxation of Transamerica

Transamerica at present is taxed as a life insurance company under part I of subchapter L of the Code. The separate account is treated as part of Transamerica and, accordingly, will not be taxed separately as a “regulated investment company” under subchapter M of the Code. Transamerica does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by Transamerica with respect to the separate account, Transamerica may make a charge to that account.

INVESTMENT EXPERIENCE

A “Net Investment Factor” is used to determine the value of accumulation units and annuity units, and to

21

determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying funds less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “Net Investment Factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The owner bears this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The Net Investment Factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

22

Illustration of Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

(Assume either the 5% Annually Compounding Death Benefit or

the Annual Step-Up Death Benefit is in effect and no optional riders or benefits are elected.)

Investment Experience Factor = (A + B - C) - E
D

Where: A	=	The Net Asset Value of an underlying fund share as of the end of the current valuation period.
		Assume	A = $11.57

B	=	The per share amount of any dividend or capital gains distribution since the end of the Immediately preceding valuation period.
		Assume	B = 0

C	=	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
		Assume	C = 0

D	=	The Net Asset Value of an underlying fund share at the end of the immediately preceding valuation period.
		Assume	D = $11.40

E	=	The daily deduction for mortality and expense risk fee and administrative charges, which (on these assumptions) totals 1.40% on an annual basis.
		On a daily basis	= .0000380909

Then, the Investment Experience Factor = (11.57 + 0 - 0) - .0000380909 = Z = 1.0148741898
11.40

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where: A	=	The accumulation unit value for the immediately preceding valuation period.
		Assume	= $X
B	=	The Net Investment Factor for the current valuation period.
		Assume	= Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

23

(a)	is the variable annuity unit value for that subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual Assumed Investment Return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% (for the Return of Premium Death Benefit), or 1.40% (for the 5% Annually Compounding Death Benefit and the Annual Step-Up Death Benefit) of the daily net asset value of a fund share held in that subaccount. (For calculating annuity payments, the factor is 1.25% for all death benefits).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

24

Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity unit value = A * B * C

Where: A	=	Annuity unit value for the immediately preceding valuation period.
		Assume	= $X

B	=	Investment Experience Factor for the valuation period for which the annuity unit value is being calculated.*
		Assume	= Y

C	=	A factor to neutralize the assumed interest rate of 5% built into the annuity tables used.
		Assume	= Z

Then, the annuity unit value is: $X * Y * Z = $Q

Formula and Illustration for Determining

Amount of First Monthly Variable Annuity Payment

First monthly variable annuity payment = A * B
$1,000

Where: A	=	The policy value as of the annuity commencement date.
		Assume	= $X

B	=	The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
		Assume	= $Y

Then, the first monthly variable annuity payment = $X * $Y = $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where: A	=	The dollar amount of the first monthly variable annuity payment.
		Assume	= $X
B	=	The annuity unit value for the valuation date on which the first monthly payment is due.
		Assume	= $Y

Then, the number of annuity units = $X = Z
$Y

25

BENEFICIARY EARNINGS ENHANCEMENT RIDER—ADDITIONAL

INFORMATION

The following examples illustrate the Beneficiary Earnings Enhancement additional death benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount. The client is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender	$150,000
Rider Earnings on Date of Surrender (Policy Value on Date of Surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Policy Value on Date of Death Benefit Calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings on date of death benefit calculations = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

BENEFICIARY EARNINGS ENHANCEMENT—EXTRA II RIDER—ADDITIONAL

INFORMATION

Assume the Beneficiary Earnings Enhancement—Extra II is added to a new policy opened with $100,000 initial premium. The client is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 premium in the 3rd Rider Year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is

26

equal to $130,000 and the death proceeds is $145,000.

EXAMPLE

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $140,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Fidelity—VIP Money Market Subaccount for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; and (ii) the mortality and expense risk fee. Current Yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

27

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Fidelity - VIP Money Market Subaccount will be lower than the yield for the Fidelity - VIP Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.

Transamerica may also disclose the effective yield of the Fidelity - VIP Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS	=	The net change in the value of the account (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the Fidelity - VIP Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Fidelity - VIP Money Market Subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Fidelity - VIP Money Market Portfolio, the types and quality of portfolio securities held by the Fidelity - VIP Money Market Portfolio and its operating expenses. For the seven days ended December 31, 2002, the yield of the Fidelity - VIP Money Market Subaccount was (0.023%), and the effective yield was (0.023%) for the Return of Premium Death Benefit. For the seven days ended December 31, 2002, the yield of the Fidelity - VIP Money Market Subaccount was (0.165%), and the effective yield was (0.165%) for the 5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Fidelity - VIP Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day

28

of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charge and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI – ES)/(U * UV)) + 1)6 –1)

Where:

NI	=	Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.
ES	=	Expenses of the subaccount for the 30-day period.
U	=	The average number of units outstanding.
UV	=	The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The subaccount’s actual yield is affected by the types and quality of its investments and its operating expenses.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the subaccount’s underlying fund portfolios, and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

29

Where:

T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

CTR = (ERV/P) –1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.

All non-standardized performance data will only be advertised if the standardized performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

30

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica’s contract liabilities and reserves so that the Division may determine the items are correct. Transamerica’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners may also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

The policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the policies is continuous and Transamerica does not anticipate discontinuing the offering of the policies, however, Transamerica reserves the right to do so.

AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the policies and may enter into agreements with broker-dealers for the distribution of the policies. During 2002, 2001 and 2000 the amount paid to AFSG Securities Corporation, AEGON USA Securities, Inc. and/or the broker-dealers for their services related to the Retirement Income Builder Variable Annuity policies was $634,125.42, $2,096,812.09, and $8,473,159.24, respectively. No fees had been paid to any broker/dealers for their services prior to 1997. Prior to April 30, 1998, AEGON USA Securities, Inc. (also an affiliate of Transamerica) was the principal underwriter.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation

31

thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolio’s shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular Subaccount will be determined by dividing your policy value in the Subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

Transamerica makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment options or charges.

CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C has provided legal advice to Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the policies.

32

INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial statements of certain subaccounts of the Retirement Builder Variable Annuity Account which are available for investment by Retirement Income Builder Variable Annuity contract owners, as of December 31, 2002 and for the periods included thereon, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of the Retirement Builder Variable Annuity Account which are available for investment by Retirement Income Builder contract owners are contained herein. The financial statements of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

33

Financial Statements and Schedules—Statutory Basis

Transamerica Life Insurance Company

Years Ended December 31, 2002, 2001, and 2000

Transamerica Life Insurance Company

Financial Statements and Schedules—Statutory Basis

Years Ended December 31, 2002, 2001, and 2000

Contents

Report of Independent Auditors	1

Audited Financial Statements

Balance Sheets—Statutory Basis	3
Statements of Operations—Statutory Basis	5
Statements of Changes in Capital and Surplus—Statutory Basis	6
Statements of Cash Flow—Statutory Basis	7
Notes to Financial Statements—Statutory Basis	9

Statutory-Basis Financial Statement Schedules

Summary of Investments—Other Than Investments in Related Parties	45
Supplementary Insurance Information	46
Reinsurance	47

Report of Independent Auditors

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company, an indirect, wholly-owned subsidiary of AEGON N.V., as of December 31, 2002 and 2001, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2002. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Life Insurance Company at December 31, 2002 and 2001, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2002.

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2002, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2002 Transamerica Life Insurance Company changed various accounting policies to be in accordance with Actuarial Guideline 39.

As discussed in Note 2 to the financial statements, in 2001 Transamerica Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Division, Department of Commerce, of the State of Iowa.

/s/    ERNST & YOUNG LLP

Des Moines, Iowa

February 14, 2003

2

Transamerica Life Insurance Company

Balance Sheets—Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2002	2001
Admitted assets
Cash and invested assets:
Cash and short-term investments	$614,687	$193,296
Bonds	18,782,977	12,891,333
Preferred stocks:
Affiliated entities	991	761
Other	94,353	51,786
Common stocks:
Affiliated entities (cost: 2002 – $18,313; 2001 – $10,015)	250	257
Other (cost: 2002 – $104,470; 2001 – $91,042)	103,197	93,367
Mutual funds sponsored by affiliated entities (cost: 2002 – $4,689; 2001 – $4,403)	3,882	3,947
Mortgage loans on real estate	2,661,200	2,063,388
Real estate:
Home office properties	7,295	7,374
Properties acquired in satisfaction of debt	26,406	15,082
Investment properties	12,852	30,034
Policy loans	59,664	59,034
Net short-term notes receivable from affiliates	183,000	140,000
Other invested assets	517,285	413,500

Total cash and invested assets	23,068,039	15,963,159

Premiums deferred and uncollected	14,620	13,860
Accrued investment income	315,741	165,836
Reinsurance receivable	1,883	20,792
Federal and foreign income tax recoverable	13,782	—
Net deferred income tax asset	111,460	33,961
Accrued capital contribution	200,000	—
Other admitted assets	15,460	13,469
Separate account assets	7,784,759	5,304,781

Total admitted assets	$31,525,744	$21,515,858

3

	December 31
	2002	2001
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$2,438,160	$2,251,299
Annuity	11,786,082	7,402,612
Accident and health	466,263	384,234
Policy and contract claim reserves:
Life	17,458	13,561
Accident and health	29,712	28,202
Liabilities for deposit-type contracts	7,060,714	4,773,460
Other policyholders’ funds	2,460	2,147
Remittances and items not allocated	351,031	412,696
Asset valuation reserve	60,506	58,872
Interest maintenance reserve	—	26,415
Other liabilities	288,602	131,216
Reinsurance in unauthorized companies	3,453	1,605
Federal and foreign income taxes payable	—	32,064
Funds held under coinsurance and other reinsurance treaties	62,575	13,403
Transfers from separate accounts due or accrued	(328,108)	(150,654)
Payable for securities	36,001	119,715
Payable to affiliates	878	6,694
Separate account liabilities	7,740,502	5,259,079

Total liabilities	30,016,289	20,766,620

Capital and surplus:
Common stock, $10 per share par value, 500,000 shares authorized, 223,500 issued and outstanding shares	2,235	2,235
Preferred stock, $10 per share par value, 42,500 shares authorized, issued and outstanding	425	425
Surplus notes	575,000	—
Paid-in surplus	934,282	534,282
Unassigned surplus (deficit)	(2,487)	212,296

Total capital and surplus	1,509,455	749,238

Total liabilities and capital and surplus	$31,525,744	$21,515,858

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Operations—Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$517,384	$554,684	$882,537
Annuity	8,304,910	4,118,905	3,223,121
Accident and health	145,949	150,586	152,293
Net investment income	1,091,577	825,953	527,313
Amortization of interest maintenance reserve	1,447	3,503	3,867
Commissions and expense allowances on reinsurance ceded	29,704	(6,941)	19,668
Income from fees associated with investment management, administration and contract guarantees for separate accounts	81,946	60,188	62,982
Other income	182,409	167,901	7,274

	10,355,326	5,874,779	4,879,055
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	142,567	127,370	111,054
Surrender benefits	963,589	1,194,122	1,315,484
Other benefits	477,982	356,649	205,110
Increase in aggregate reserves for policies and contracts:
Life	186,782	141,397	556,724
Annuity	4,298,123	2,730,317	541,540
Accident and health	82,029	78,869	50,794
Other	—	—	5,986
Increase in liability for premium and other deposit funds	—	—	1,183,833

	6,151,072	4,628,724	3,970,525
Insurance expenses:
Commissions	521,704	290,622	196,101
General insurance expenses	101,855	81,737	58,019
Taxes, licenses and fees	15,630	15,934	26,740
Net transfers to separate accounts	3,540,518	823,622	515,325
Other expenses	23,294	14,980	240

	4,203,001	1,226,895	796,425

Total benefits and expenses	10,354,073	5,855,619	4,766,950
Gain from operations before dividends to policyholders, federal income tax expenses (benefit) and net realized capital losses on investments	1,253	19,160	112,105
Dividends to policyholders	497	545	536

Gain from operations before federal income tax expense and net realized capital losses	756	18,615	111,569
Federal income tax expense	19,389	28,149	51,251

Gain (loss) from operations before net realized capital losses on investments	(18,633)	(9,534)	60,318
Net realized capital losses on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve	(102,519)	(107,276)	(9,474)

Net income (loss)	$(121,152)	$(116,810)	$50,844

See accompanying notes.

5

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus—Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at January 1, 2000	$2,660	$—	$—	$154,282	$197,713	$354,655
Net income	—	—	—	—	50,844	50,844
Change in net unrealized capital gains/losses	—	—	—	—	(19,784)	(19,784)
Change in non-admitted assets	—	—	—	—	(1,210)	(1,210)
Change in asset valuation reserve	—	—	—	—	(2,999)	(2,999)
Tax benefit on stock options exercised	—	—	—	—	1,438	1,438
Change in surplus in separate accounts	—	—	—	—	(224)	(224)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(495)	(495)
Capital contribution	—	—	—	100,000	—	100,000

Balance at December 31, 2000	2,660	—	—	254,282	225,283	482,225
Net loss	—	—	—	—	(116,810)	(116,810)
Change in net unrealized capital gains/losses	—	—	—	—	(10,700)	(10,700)
Change in non-admitted assets	—	—	—	—	(51,381)	(51,381)
Change in asset valuation reserve	—	—	—	—	47,320	47,320
Tax benefit on stock options exercised	—	—	—	—	897	897
Change in surplus in separate accounts	—	—	—	—	(3,378)	(3,378)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(1,110)	(1,110)
Change in net deferred income tax	—	—	—	—	64,840	64,840
Cumulative effect of changes in accounting principles	—	—	—	—	23,045	23,045
Dividends to stockholder	—	—	—	—	(3,000)	(3,000)
Exchange of common stock for preferred stock	(425)	425	—	—	—	—
Reinsurance transactions	—	—	—	—	37,290	37,290
Capital contribution	—	—	—	280,000	—	280,000

Balance at December 31, 2001	2,235	425	—	534,282	212,296	749,238
Net loss	—	—	—	—	(121,152)	(121,152)
Change in net unrealized capital gains/losses	—	—	—	—	(68,482)	(68,482)
Change in non-admitted assets	—	—	—	—	(40,354)	(40,354)
Change in asset valuation reserve	—	—	—	—	(1,634)	(1,634)
Change in surplus in separate accounts	—	—	—	—	(2,521)	(2,521)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	(1,848)	(1,848)
Change in net deferred income tax	—	—	—	—	109,575	109,575
Cumulative effect of changes in accounting principles	—	—	—	—	(65,363)	(65,363)
Change in reserve on account of change in valuation basis	—	—	—	—	(18,990)	(18,990)
Issuance of surplus notes	—	—	575,000	—	—	575,000
Reinsurance transactions	—	—	—	—	(4,120)	(4,120)
Capital contribution	—	—	—	400,000	—	400,000
Tax benefit on stock options exercised	—	—	—	—	106	106

Balance at December 31, 2002	$2,235	$425	$575,000	$934,282	$(2,487)	$1,509,455

See accompanying notes.

6

Transamerica Life Insurance Company

Statements of Cash Flow—Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Operating activities
Premiums and other considerations received, net of reinsurance	$8,933,379	$4,802,420	$4,208,600
Allowances and reserve adjustments received on reinsurance ceded	25,667	30,459	19,764
Investment income received	1,043,968	763,113	508,646
Other income received	182,511	168,351	44,960
Life and accident and health claims	(136,633)	(125,561)	(114,001)
Surrender benefits and other fund withdrawals	(1,346,732)	(1,330,575)	(1,315,484)
Annuity and other benefits to policyholders	(237,595)	(169,748)	(164,778)
Commissions, other expenses and taxes paid	(638,931)	(394,194)	(267,005)
Dividends paid to policyholders	(566)	(566)	(603)
Federal income taxes received (paid)	(65,130)	1,524	(45,190)
Net transfers to separate accounts	(3,635,930)	(797,040)	(477,575)
Other	11,416	17,495	(28,172)

Net cash provided by operating activities	4,135,424	2,965,678	2,369,162
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	20,458,498	7,553,214	4,817,369
Stocks	63,253	80,053	51,093
Mortgage loans on real estate	142,834	178,704	129,336
Real estate	3,696	587	2,042
Other invested assets	70,148	37,923	14,237
Miscellaneous proceeds	—	661	129

Total investment proceeds	20,738,429	7,851,142	5,014,206
Income taxes received (paid) on net realized capital gains(losses)	8,725	(8,658)	5,199

Net proceeds from sales, maturities, or repayments of investments	20,747,154	7,842,484	5,019,405
Cost of investments acquired:
Bonds	(26,453,740)	(13,464,536)	(6,985,975)
Stocks	(118,500)	(134,774)	(58,001)
Mortgage loans on real estate	(739,171)	(659,618)	(372,757)
Real estate	(2,261)	1,592	(149)
Other invested assets	(199,836)	(241,521)	(121,685)
Miscellaneous applications	(176,501)	(38,461)	—

Total cost of investments acquired	(27,690,009)	(14,537,318)	(7,538,567)
Net decrease (increase) in policy loans	(630)	(1,463)	2,300

Net cost of investments acquired	(27,690,639)	(14,538,781)	(7,536,267)

Net cash used in investing activities	(6,943,485)	(6,696,297)	(2,516,862)

7

Transamerica Life Insurance Company

Statements of Cash Flow—Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Financing and miscellaneous activities
Other cash provided:
Capital and surplus paid in	$775,000	$280,000	$100,000
Borrowed money	—	(6,200)	(138,300)
Deposits on deposit-type contract funds and other liabilities without life or disability contingencies	2,333,331	4,406,794	—
Other sources	317,218	354,709	338,402

Total cash provided	3,425,549	5,035,303	300,102
Other cash applied:
Dividends paid to stockholder	—	(3,000)	—
Withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	(74,026)	(944,380)	—
Other applications, net	(122,071)	(262,232)	(107,873)

Total other cash applied	(196,097)	(1,209,612)	(107,873)

Net cash provided by financing and miscellaneous activities	3,229,452	3,825,691	192,229

Net increase in cash and short-term investments	421,391	95,072	44,529
Cash and short-term investments at beginning of year	193,296	98,224	53,695

Cash and short-term investments at end of year	$614,687	$193,296	$98,224

See accompanying notes.

8

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company) is a stock life insurance company and is a wholly-owned subsidiary of Transamerica Holding Company, LLC (Transamerica Holding) which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia and Guam. Sales of the Company’s products are primarily through the Company’s agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

9

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC) for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, changes in prepayment assumptions were accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

10

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus (deficit) rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

11

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus (deficit). Under GAAP, such assets are included in the balance sheet.

12

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies are reflected in other benefits. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Effective January 1, 2001, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the

13

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies and affiliated mutual funds are carried at market value and the related unrealized capital gains or losses are reported in unassigned surplus. Stocks of affiliated companies are carried at equity in the underlying

14

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

net assets. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets. Other “admitted assets” are valued principally at cost.

Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in market value that is other than temporary, the carrying value of the investment is reduced to its estimated realizable value, or fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2002 and 2001, the Company excluded investment income due and accrued of $34,280 and $16,146, respectively, with respect to such practices.

15

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. These swaps meet hedge accounting rules and are not marked to their current market value in the financial statements. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company issues a product that provides the customer a return based on the Standard & Poors (S&P) 500 Index. The Company uses swaps that allow for an exchange of the increase in the S&P 500 Index over the life of the contract for payments based upon LIBOR rates. The Company has designated this swap as a hedge and, as such, the change in the value of the contract is recorded consistent with the related liability. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses are included in income in the period they are incurred.

The Company also utilizes credit default swaps in replication transactions. A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap. A premium is received by the Company on a periodic basis and recognized in investment income. In the event that the representative issuer defaults on its obligation referenced in the credit default swap contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

The Company has entered into interest rate cap agreements to hedge the exposure of changing interest rates. The cash flows from the interest rate caps will help offset losses that might occur from changes in interest rates. The cost of such agreement is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. The unamortized cost of the agreement is included in other invested assets.

16

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to 8.75 percent and mortality rates, where appropriate, from a variety of tables.

17

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus (deficit) and will be amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

18

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

Premiums and Annuity Considerations

Subsequent to January 1, 2001, revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. These revenues are recognized when due. Premiums received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Prior to January 1, 2001, all life, annuity, accident and health premiums are recognized as revenue when due.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus (deficit).

Reclassifications

Certain reclassifications have been made to the 2001 and 2000 financial statements to conform to the 2002 presentation.

19

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

2. Accounting Changes

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Iowa. Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Iowa insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus (deficit) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus, of $23,045 as of January 1, 2001. This amount included the establishment of deferred income tax assets of $19,124 and the release of mortgage loan prepayment fees from the IMR of $11,151, offset by the release of mortgage loan origination fees of $3,100, bond writedowns of $3,490, and the establishment of a vacation accrual of $640.

On December 31, 2002, the Company adopted the provisions of Actuarial Guideline 39 (“Guideline 39”). The purpose of Guideline 39 is to interpret the standards for the valuation of reserves for guaranteed living benefits included in variable deferred and immediate annuity contracts. The Company had previously provided reserves for such guarantees based on the accumulation of the amount charged to policyholders for these benefits. The cumulative effect of adopting Guideline 39 on December 31, 2002, was to increase reserves by $65,363, which was charged directly to unassigned surplus (deficit) as a change in accounting principle.

20

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

2. Accounting Changes (continued)

Effective January 1, 2003, the Company will adopt the provisions of Statutory Statement of Accounting Principles (SSAP) No. 86, Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions. SSAP No. 86 supercedes SSAP No. 31, Derivative Instruments, and is effective for derivative transactions entered into or modified on or after January 1, 2003. SSAP No. 31 continues to apply to derivative transactions in place prior to January 1, 2003, however the Company can elect to apply SSAP No. 86 to these transactions as well. The Company has elected to adopt SSAP No. 86 for all existing and future derivative transactions. SSAP No. 86 adopts the general framework of Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivatives and Hedging Activities, which addresses the accounting for derivatives in accordance with accounting principles generally accepted in the United States. SSAP No. 86 differs from SFAS No. 133 in that it allows the derivative instrument be carried consistent with the hedged item rather than at fair value. SSAP No. 86 also does not require the separate accounting for embedded derivatives as required by SFAS No. 133. The Company believes that the adoption of this statement will not have a material impact on the Company’s financial condition or results of operations in future periods.

3. Capital Structure

During 2001, the Company exchanged 42,500 shares of its common stock with 42,500 shares of preferred stock. The par value of the preferred stock is $10 per share and the liquidation value is equal to $1,364.70 per share. This per share liquidation value shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the shares of preferred stock have no right to cause mandatory or optional redemption of the shares. At December 31, 2002, cumulative unpaid dividends relating to the preferred shares were $5,942.

At December 31, 2002, the Company accrued $200,000 for a capital contribution receivable from its parent. This capital contribution has been carried as an admitted asset based on approval from the Insurance Division, Department of Commerce, of the State of Iowa and receipt of the capital contribution prior to the filing of the annual statement, in accordance with SSAP No. 72.

21

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

3. Capital Structure (continued)

During 2002, the Company received $575,000 from Transamerica Holding in exchange for surplus notes. These notes are due 20 years from the date of issuance and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. Additional information related to the surplus notes at December 31, 2002 is as follows:

Date Issued	Interest Rate	Original Amount of Notes	Balance Out- standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$275,000	$—	$—	$4,125
December 30, 2002	6.0	300,000	300,000	—	—	50

Total		$575,000	$575,000	$—	$—	$4,175

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

22

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

4. Fair Values of Financial Instruments (continued)

Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds, are based on quoted market prices.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements. The related carrying value of these items is included with other invested assets.

Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Net short-term receivable from affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying amount.

Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

23

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

4. Fair Values of Financial Instruments (continued)

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2002		2001
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$614,687	$614,687	$193,296	$193,296
Bonds	18,782,977	19,176,826	12,891,333	12,936,983
Preferred stocks, other than affiliates	94,353	92,279	51,786	49,549
Common stocks, other than affiliates	103,197	103,197	93,367	93,367
Mutual funds sponsored by affiliated entities	3,882	3,882	3,947	3,947
Mortgage loans on real estate	2,661,200	2,895,363	2,063,388	2,117,378
Policy loans	59,664	59,664	59,034	59,034
Net short-term notes receivable from affiliates	183,000	183,000	140,000	140,000
Interest rate caps	72	9	1,406	3
Swaps	(89,890)	(126,004)	(29,268)	(140,307)
Separate account assets	7,784,759	7,784,759	5,304,781	5,304,781

Liabilities
Investment contract liabilities	18,846,796	18,894,175	12,176,072	12,109,052
Separate account annuity liabilities	6,253,739	6,248,530	4,172,376	4,102,548

24

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2002
Bonds:
United States Government and agencies	$943,736	$11,094	$3,766	$951,064
State, municipal, and other government	472,741	42,834	18,952	496,623
Public utilities	1,005,793	56,296	50,462	1,011,627
Industrial and miscellaneous	8,534,474	472,777	114,699	8,892,552
Mortgage and other asset-backed securities	7,826,233	157,025	158,298	7,824,960

	18,782,977	740,026	346,177	19,176,826
Preferred stocks	94,353	249	2,323	92,279
Affiliated preferred stocks	991	—	—	991

	$18,878,321	$740,275	$348,500	$19,270,096

December 31, 2001
Bonds:
United States Government and agencies	$116,098	$1,806	$889	$117,015
State, municipal, and other government	245,626	13,251	16,610	242,267
Public utilities	922,762	20,165	12,901	930,026
Industrial and miscellaneous	5,598,744	123,985	94,570	5,628,159
Mortgage and other asset-backed securities	6,008,103	61,403	49,990	6,019,516

	12,891,333	220,610	174,960	12,936,983
Preferred stocks	51,786	254	2,491	49,549
Affiliated preferred stocks	761	—	—	761

	$12,943,880	$220,864	$177,451	$12,987,293

25

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$201,013	$203,750
Due after one year through five years	3,745,339	3,857,772
Due after five years through ten years	4,613,891	4,857,979
Due after ten years	2,396,501	2,432,365

	10,956,744	11,351,866
Mortgage and other asset-backed securities	7,826,233	7,824,960

	$18,782,977	$19,176,826

A detail of net investment income is presented below:

	Year Ended December 31
	2002	2001	2000
Interest on bonds and preferred stock	$956,905	$684,756	$421,931
Dividends on equity investments	2,065	1,362	644
Interest on mortgage loans	161,211	147,811	111,356
Rental income on real estate	8,253	8,289	8,070
Interest on policy loans	3,945	4,269	4,248
Other investment income	12,230	16,058	4,549

Gross investment income	1,144,609	862,545	550,798

Less investment expenses	53,032	36,592	23,485

Net investment income	$1,091,577	$825,953	$527,313

26

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2002	2001	2000
Proceeds	20,462,679	$7,556,980	$4,817,508

Gross realized gains	$152,259	$82,314	$24,440
Gross realized losses	(250,673)	(123,094)	(55,422)

Net realized losses	$(98,414)	$(40,780)	$(30,982)

Gross realized losses for the years ended December 31, 2002 and 2001 include $103,424 and $86,275, respectively, which relates to losses recognized on other than temporary declines in market value of debt securities.

At December 31, 2002, investments with an aggregate carrying value of $57,201 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains/losses on investments are summarized below:

	Realized
	Year Ended December 31
	2002	2001	2000
Bonds and preferred stocks	$(98,414)	$(40,780)	$(30,982)
Equity securities	3,695	6,266	5,551
Mortgage loans on real estate	374	—	2,659
Real estate	(3,193)	399	220
Short-term investments	—	661	9
Other invested assets	(47,253)	(40,788)	(7,690)

	(144,791)	(74,242)	(30,233)

Tax effect	8,725	(8,658)	5,199
Transfer from (to) interest maintenance reserve	33,547	(24,376)	15,560

Net realized losses	$(102,519)	$(107,276)	$(9,474)

27

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

	Change in Unrealized
	Year Ended December 31
	2002	2001	2000
Bonds	$27,211	$15,112	$(20,789)
Preferred stocks	(3,606)	3,437	4,462
Common stocks	(3,598)	(7,270)	(249)
Affiliated entities	(129)	(15,246)	(3,506)
Mortgage loans on real estate	452	(834)	296
Other invested assets	(28,463)	712	183
Real estate	298	—	(181)
Derivative instruments	(60,647)	(6,611)	—

Change in unrealized gains/losses	$(68,482)	$(10,700)	$(19,784)

Gross unrealized gains and gross unrealized losses on unaffiliated common stocks are as follows:

	December 31
	2002	2001
Unrealized gains	$1,703	$4,025
Unrealized losses	(2,976)	(1,700)

Net unrealized gains (losses)	$(1,273)	$2,325

During 2002, the Company issued mortgage loans with interest rates ranging from 3.65% to 7.77%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 84%. Mortgage loans with a carrying value of $31,999 were non-income producing for the previous 180 days. Accrued interest of $2,531 related to these mortgage loans was excluded from investment income at December 31, 2002. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

28

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

At December 31, 2002 and 2001, the Company held a mortgage loan loss reserve in the asset valuation reserve of $18,989 and $18,991, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution				Property-Type Distribution
	December 31			December 31
	2002	2001		2002	2001
South Atlantic	27%	30%	Office	42%	42%
Pacific	24	28	Industrial	19	18
E. North Central	14	14	Apartment	18	16
Mountain	11	8	Retail	16	19
Middle Atlantic	10	9	Other	5	5
W. North Central	6	3
W. South Central	4	4
New England	3	3
E. South Central	1	1

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. These instruments include interest rate swaps and caps. All involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company enters into various interest-rate swap agreements in the normal course of business primarily as a means of managing its interest rate exposure. Interest rate swap agreements generally involve the periodic exchange of fixed rate interest and floating rate interest payments by applying a specified market index to the underlying contract or notional amount, without exchanging the underlying notional amounts. Interest rate swap agreements are intended primarily for asset and liability management. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial assets is recorded on an accrual basis as a component of net investment income. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial liabilities is recorded as interest income. While

29

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

the Company is not exposed to credit risk with respect to the notional amounts of the interest rate swap agreements, the Company is subject to credit risk from potential nonperformance of counterparties throughout the contract periods. The amounts potentially subject to such credit risk are much smaller than the notional amounts. The Company controls this credit risk by entering into transactions with only a selected number of high quality institutions, establishing credit limits and maintaining collateral when appropriate. Generally, the Company is subject to basis risk when an interest rate swap agreement is funded.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another, based upon an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. These swaps meet hedge accounting rules and are not marked to their current market value in the financial statements. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company may invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Each mortgage loan is hedged individually and the relevant terms of the asset and derivative must be the same. These caps require a premium to be paid at the onset of the contract and the Company benefits from the receipt of payments should rates rise above the strike rate. These derivatives meet hedge accounting rules and are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

The Company may issue foreign denominated assets or liabilities. Cross currency swaps are utilized to convert the asset or liability to a U.S. dollar denominated security. A cash payment is often exchanged at the outset of the swap contract that represents the present value of cash flows of the instrument. This may result because the derivative is being purchased between coupon periods or the rates in the swap are not at market. A single net payment is exchanged each due date as well as at the end of the contract. Each asset or liability is hedged individually and terms of the swap must substantially meet the terms of the underlying instrument. These swaps meet hedge accounting rules and are carried at

30

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

book value. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company also utilizes credit default swaps in replication transactions. At December 31, 2002, the Company had replicated assets with a fair value of $221,709 and credit default swaps with a fair value of $(4,161). At December 31, 2001, the Company did not have any outstanding replication transactions. During the year ended December 31, 2002, 2001, and 2000, the Company recognized capital losses in the amount of $ -0-, $20,125 and $ -0- related to replication transactions.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company’s exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. This exposure includes settlement risk (risk that the counterparty defaults after the Company has delivered funds or securities under the terms of the contract) which results in an accounting loss and replacement cost risk (cost to replace the contract at current market rates should the counterparty default prior to the settlement date). There is no off-balance sheet exposure to credit risk that would result in an immediate accounting loss (settlement risk) associated with counterparty nonperformance on interest rate swap agreements. Interest rate swap agreements are subject to replacement cost risk, which equals the cost to replace those contracts in a net gain position should a counterparty default. These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. At December 31, 2002, the aggregate credit exposure for these instruments was $170,472.

At December 31, 2002 and 2001, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2002	2001
Derivative securities:
Interest rate and currency swaps:
Receive fixed – pay floating	$3,907,327	$2,235,687
Receive floating – pay fixed	3,770,710	2,283,912
Receive floating (uncapped) – pay floating (capped)	3,262,219	1,808,116
Receive floating (LIBOR) – pay floating (S&P)	45,000	45,000
Interest rate cap agreements	33,904	541,172

31

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2002	2001	2000
Direct premiums	$9,070,709	$4,855,609	$3,205,023
Reinsurance assumed	249,010	261,194	1,177,833
Reinsurance ceded	(351,476)	(292,628)	(124,905)

Net premiums earned	$8,968,243	$4,824,175	$4,257,951

The Company received reinsurance recoveries in the amount of $122,531, $135,889, and $123,039 during 2002, 2001, and 2000, respectively. At December 31, 2002 and 2001, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $4,238 and $5,419, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2002 and 2001 of $1,468,069 and $1,447,904, respectively.

At December 31, 2002, amounts recoverable from unauthorized reinsurers of $4,315 (2001 – $5,747) and reserve credits for reinsurance ceded of $142,819 (2001 – $115,987) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $51,333 at December 31, 2002, that can be drawn on for amounts that remain unpaid for more than 120 days.

32

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance (continued)

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation of future guaranteed minimum death benefits included in certain of its variable annuity contracts. The difference between the initial premiums ceded of $13,402 and the reserve credit taken of $64,235 was credited directly to unassigned surplus on a net of tax basis. During 2002, $3,304 of the initial gain was amortized into earnings, with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit of $80,000.

Additionally, in 2001, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The gain from this transaction of $4,249 was credited directly to unassigned surplus. During 2002, $816 of the initial gain was amortized into earnings, with a corresponding charge to unassigned surplus.

7. Income Taxes

The main components of net deferred income taxes:

	December 31
	2002	2001
Deferred income tax assets:
Guaranty funds	$5,445	$6,362
Non-admitted assets	6,401	1,711
Loss carryforwards	23,244	—
Deferred acquisition costs	136,324	105,210
Reserves	69,185	32,767
Unrealized capital losses	78,471	61,483
Other	7,196	7,609

Total deferred income tax assets	326,266	215,142

Deferred income tax assets – nonadmitted	181,489	149,413

Deferred income tax liabilities:
Partnerships	721	1,335
Real estate	1,217	1,222
Unrealized capital gains	29,544	29,184
Other	1,835	27

Total deferred income tax liabilities	$33,317	$31,768

33

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2002	2001
Change in net deferred income tax asset	$109,574	$64,840

Change in deferred income tax assets - nonadmitted	32,076	50,003

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

	Year ended December 31
	2002	2001	2000
Income tax computed at federal statutory rate (35%)	$265	$6,515	$39,049
Deferred acquisition costs – tax basis	30,953	22,560	24,629
Depreciation	(148)	104	(207)
Dividends received deduction	(2,413)	(2,228)	(1,802)
IMR amortization	(506)	(1,226)	(1,353)
Investment income items	(4,934)	(4,937)	(3,866)
Low income housing credits	(6,051)	(5,725)	(4,328)
Prior year under (over) accrual	740	(918)	(3,947)
Reinsurance transactions	(1,442)	13,051	—
Tax reserve adjustment	4,675	2,705	2,569
Other	(1,750)	(1,752)	507

Federal income tax expense	$19,389	$28,149	$51,251

34

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined in the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. The examination fieldwork for 1996 through 1997 has been completed and a protest of findings has been filed with the Appeals Office of the Internal Revenue Service. An examination is underway for 1998 through 2000.

Capital loss carryforwards of $64,412 originated during 2002 and will expire in 2007 if unused.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements for income deferred in the PSA ($20,387 at December 31, 2002). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $7,135.

35

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relate to liabilities established on a variety of the Company’s annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

	December 31
	2002		2001
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$1,684,200	6%	$567,505	3%
Subject to discretionary withdrawal at book value less surrender charge	7,425,333	28	4,359,812	25
Subject to discretionary withdrawal at market value	5,926,569	22	3,869,101	22
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	4,281,342	16	3,845,030	22
Not subject to discretionary withdrawal provision	7,278,306	28	5,061,818	28

	26,595,750	100%	17,703,266	100%

Less reinsurance ceded	1,378,208		1,411,628

Total policy reserves on annuities and deposit-type liabilities	$25,217,542		$16,291,638

Included in the liability for deposit-type contracts at December 31, 2002 and 2001 are approximately $5,141,000 and $3,405,000, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance is used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2002, the contractual maturities were 2003 - $770,000; 2004 - $150,000; 2005 - $780,000; 2006 $1,140,000; 2007 - $1,370,000 and thereafter - $931,000.

36

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2002, 2001, and 2000 is as follows:

	Guaranteed Separate Account	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2002	$175,000	$2,958,899	$3,133,899

Reserves for separate accounts with assets at:
Fair value	$—	$6,953,417	$6,953,417
Amortized cost	369,996	—	369,996

Total	$369,996	$6,953,417	$7,323,413

Premiums, deposits, and other considerations for the year ended December 31, 2001	$59,498	$1,221,739	$1,281,237

Reserves for separate accounts with assets at:
Fair value	$—	$4,574,436	$4,574,436
Amortized cost	175,950	—	175,950

Total	$175,950	$4,574,436	$4,750,386

Premiums, deposits, and other considerations for the year ended December 31, 2000	$100,000	$743,550	$843,550

Reserves for separate accounts with assets at:
Fair value	$—	$4,273,977	$4,273,977
Amortized cost	106,754	—	106,754

Total	$106,754	$4,273,977	$4,380,731

37

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2002	2001	2000
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$3,133,334	$1,281,237	$843,530
Transfers from separate accounts	402,618	(456,777)	(325,645)

Net transfers to separate accounts	3,535,952	824,460	517,885
Miscellaneous reconciling adjustments	4,566	(838)	(2,560)

Transfers as reported in the summary of operations of the life, accident and health annual statement	$3,540,518	$823,622	$515,325

At December 31, 2002, the Company had separate account annuities with guaranteed living benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
Guaranteed minimum income benefit	$4,684,220	$79,728	$—
Guaranteed premium accumulation fund	21,052	2,892	—

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2002 and 2001, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

38

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2002
Life and annuity:
Ordinary direct first year business	$3,909	$2,741	$1,168
Ordinary direct renewal business	18,510	5,270	13,240
Group life direct business	216	105	111

Total life and annuity	22,635	8,116	14,519
Accident and health:
Direct	101	—	101

Total accident and health	101	—	101

	$22,736	$8,116	$14,620

December 31, 2001
Life and annuity:
Ordinary direct first year business	$2,646	$1,788	$858
Ordinary direct renewal business	18,679	5,914	12,765
Group life direct business	245	116	129

Total life and annuity	21,570	7,818	13,752
Accident and health:
Direct	108	—	108

Total accident and health	108	—	108

	$21,678	$7,818	$13,860

At December 31, 2002 and 2001, the Company had insurance in force aggregating $121,707 and $65,715, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $3,813 and $2,139 to cover these deficiencies at December 31, 2002 and 2001, respectively.

During 2002, the Company converted to a new reserve valuation system for fixed deferred annuities and variable annuities. The new valuation system, which provides for more precise calculations, caused general account reserves to increase by $18,990 and separate account reserves to increase by $914. The amounts relating to the general account were credited directly to unassigned surplus. The amounts related to the separate accounts are included in the change in surplus in separate accounts in the 2002 Statement of Changes in Capital and Surplus.

39

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

9. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2003, without the prior approval of insurance regulatory authorities, is $150,679.

The Company paid dividends to its parent of $3,000 in 2001.

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002, the Company meets the RBC requirements.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on expense in accordance with Statement of Financial Accounting Standards No. 87 as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $784, $665, and $457 for the years ended December 31, 2002, 2001, and 2000, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the

40

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

10. Retirement and Compensation Plans (continued)

plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $353, $314, and $310 for the years ended December 31, 2002, 2001, and 2000, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2002, 2001, and 2000 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $95, $94, and $41 for the years ended December 31, 2002, 2001, and 2000, respectively.

11. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2002, 2001, and 2000, the Company paid $57,691, $33,505, and $21,115, respectively, for these services, which approximates their costs to the affiliates.

41

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

11. Related Party Transactions (continued)

Payables to affiliates bear interest at the thirty-day commercial paper rate. During 2002, 2001, and 2000, the Company paid net interest of $2,292, $1,966, and $1,234, respectively, to affiliates.

During 2002 and 2001, the Company received capital contributions of $200,000 and $280,000, respectively, in cash from its parent. Also during 2002, the Company has accrued capital contributions of $200,000. In addition, in 2002, the Company received a surplus note of $575,000.

At December 31, 2002, the Company has net short-term notes receivable from an affiliate of $183,000. At December 31, 2001, the Company had net short-term notes receivable of $140,000. Interest on these notes accrues based on the 30-day commercial paper rate at the time of issuance.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $218,024 and $209,491 at December 31, 2002 and 2001, respectively.

12. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to defined benefit plan sponsors totaling $1,180,932 and $607,317 at December 31, 2002 and 2001, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees to provide benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company’s statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates.

42

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

12. Commitments and Contingencies (continued)

The Company may pledge assets as collateral for transactions involving funding agreements and reverse repurchase agreements. At December 31, 2002, the Company has pledged invested assets with a carrying value and market value of $1,251,633 and $1,249,984, respectively, in conjunction with these transactions.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2002 and 2001, the value of securities loaned amounted to $1,319,849 and $496,277, respectively.

The Company has contingent commitments for $151,470 at December 31, 2002 for joint ventures, partnerships, and limited liability companies.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $15,557 and $18,200 and an offsetting premium tax benefit of $7,236 and $7,316 at December 31, 2002 and 2001, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $(2,425), $(1,943), and $1,134 for the years ended December 31, 2002, 2001, and 2000, respectively.

43

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

(Formerly PFL Life Insurance Company)

Summary of Investments—Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2002

SCHEDULE I

Type of Investment	Cost(1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$964,033	$972,180	$964,033
States, municipalities and political subdivisions	1,263,086	1,282,169	1,263,086
Foreign governments	434,322	463,003	434,322
Public utilities	1,005,793	1,011,627	1,005,793
All other corporate bonds	15,111,509	15,443,155	15,111,509
Redeemable preferred stocks	94,353	92,279	94,353

Total fixed maturities	18,873,096	19,264,413	18,873,096

Equity securities
Common stocks:
Banks, trust and insurance	45,000	45,000	45,000
Industrial, miscellaneous and all other	59,470	58,197	58,197

Total equity securities	104,470	103,197	103,197

Mortgage loans on real estate	2,661,200		2,661,200
Real estate	46,553		46,553
Policy loans	59,664		59,664
Other long-term investments	517,285		517,285
Cash and short-term investments	614,687		614,687

Total investments	$22,876,955		$22,875,682

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

45

Transamerica Life Insurance Company

(Formerly PFL Life Insurance Company)

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2002
Individual life	$2,436,834	$—	$17,216	$516,751	$150,633	$309,835	$359,370
Individual health	310,926	10,881	12,570	98,628	17,831	103,672	30,235	$98,530
Group life and health	139,299	6,481	17,384	47,955	9,497	58,103	19,544	73,575
Annuity	11,786,084	—	—	8,304,909	913,616	5,679,462	3,793,852

	$14,673,143	$17,362	$47,170	$8,968,243	$1,091,577	$6,151,072	$4,203,001

Year ended December 31, 2001
Individual life	$2,249,755	$—	$13,452	$553,951	$146,877	$211,100	$658,786
Individual health	241,856	10,971	11,019	97,541	21,406	90,991	40,757	$97,144
Group life and health	125,564	7,387	17,292	53,778	12,054	61,171	24,416	52,600
Annuity	7,402,612	—	—	4,118,905	645,616	4,265,462	502,936

	$10,019,787	$18,358	$41,763	$4,824,175	$825,953	$4,628,724	$1,226,895

Year ended December 31, 2000
Individual life	$2,107,973	$—	$9,993	$881,370	$132,477	$649,924	$476,394
Individual health	179,488	10,825	11,585	88,222	14,132	71,399	39,427	$88,000
Group life and health	109,570	7,014	20,816	64,955	11,008	45,383	33,422	63,474
Annuity	4,577,664	—	—	3,223,404	369,696	3,203,819	247,182

	$6,974,695	$17,839	$42,394	$4,257,951	$527,313	$3,970,525	$796,425

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

46

Transamerica Life Insurance Company

(Formerly PFL Life Insurance Company)

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2002
Life insurance in force	$13,710,176	$2,010,948	$99,989	$11,799,217	1%

Premiums:
Individual life	$567,557	$54,771	$3,965	$516,751	1%
Individual health	98,530	1,054	1,152	98,628	1%
Group life and health	73,575	50,977	25,357	47,955	53%
Annuity	8,331,047	244,674	218,536	8,304,909	3%

	$9,070,709	$351,476	$249,010	$8,968,243	3%

Year ended December 31, 2001
Life insurance in force	$12,213,483	$1,679,015	$100,311	$10,634,779	1%

Premiums:
Individual life	$547,754	$(2,497)	$3,700	$553,951	1%
Individual health	98,925	2,167	783	97,541	1
Group life and health	127,085	85,018	11,711	53,778	22
Annuity	4,081,845	207,940	245,000	4,118,905	6

	$4,855,609	$292,628	$261,194	$4,824,175	5%

Year ended December 31, 2000
Life insurance in force	$9,477,758	$1,088,937	$70,808	$8,459,629	1%

Premiums:
Individual life	$882,584	$4,575	$3,361	$881,370	1%
Individual health	92,426	4,204	—	88,222	—
Group life and health	173,505	108,550	—	64,955	—
Annuity	2,056,508	7,576	1,174,472	3,223,404	36

	$3,205,023	$124,905	$1,177,833	$4,257,951	28%

47

FINANCIAL STATEMENTS

Retirement Builder Variable Annuity Account –

Retirement Income Builder Variable Annuity

Year Ended December 31, 2002

Retirement Builder Variable Annuity Account –

Retirement Income Builder Variable Annuity

Financial Statements

Year Ended December 31, 2002

Report of Independent Auditors

The Board of Directors and Contract Owners

of Retirement Income Builder Variable Annuity,

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Retirement Builder Variable Annuity Account (comprised of the Fidelity – VIP Money Market, Fidelity – VIP High Income, Fidelity – VIP Equity-Income, Fidelity – VIP Growth, Fidelity – VIP Overseas, Fidelity – VIP Investment Grade Bond, Fidelity – VIP Asset Manager, Fidelity – VIP Asset Manager: Growth, Fidelity – VIP Contrafund®, Fidelity – VIP Index 500, Fidelity – VIP Growth Opportunities, Fidelity – VIP Growth & Income, Fidelity – VIP Balanced, Fidelity – VIP Mid Cap, Aggressive Asset Allocation, Conservative Asset Allocation, Moderate Asset Allocation, and Moderately Aggressive Asset Allocation subaccounts), which are available for investment by contract owners of the Retirement Income Builder Variable Annuity, as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2002, by correspondence with the mutual funds’ transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

1

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Retirement Builder Variable Annuity Account which are available for investment by contract owners of the Retirement Income Builder Variable Annuity at December 31, 2002, and the results of their operations and changes in their net assets for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

/s/    ERNST & YOUNG LLP

Des Moines, Iowa

January 31, 2003

2

Retirement Builder Variable Annuity Account –

Retirement Income Builder Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Fidelity—VIP Money Market Subaccount	Fidelity—VIP High Income Subaccount	Fidelity—VIP Equity-Income Subaccount	Fidelity—VIP Growth Subaccount
Assets
Investment in securities:
Number of shares	13,065,478.560	1,097,149.248	1,074,705.196	902,484.611

Cost	$13,065,479	$9,635,152	$25,681,339	$42,148,208

Investments in mutual funds, at net asset value	$13,065,479	$6,506,095	$19,516,646	$21,154,239
Receivable for units sold	—	6	2	15

Total assets	13,065,479	6,506,101	19,516,648	21,154,254

Liabilities
Payable for units redeemed	9	—	—	—

	$13,065,470	$6,506,101	$19,516,648	$21,154,254

Net Assets:
Deferred annuity contracts terminable by owners	$13,065,470	$6,506,101	$19,516,648	$21,154,254

Total net assets	$13,065,470	$6,506,101	$19,516,648	$21,154,254

Accumulation units outstanding:
M&E—1.25%	4,898,222	4,242,701	7,301,862	9,008,949

M&E—1.40%	5,833,441	3,905,412	8,818,066	9,679,284

Accumulation unit value:
M&E—1.25%	$1.223335	$0.801884	$1.216606	$1.137173

M&E—1.40%	$1.212544	$0.794781	$1.205838	$1.127100

See accompanying notes.

3

Retirement Builder Variable Annuity Account –

Retirement Income Builder Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Fidelity—VIP Overseas Subaccount	Fidelity—VIP Investment Grade Bond Subaccount	Fidelity—VIP Asset Manager Subaccount	Fidelity—VIP Asset Manager: Growth Subaccount
Assets
Investment in securities:
Number of shares	488,266.958	1,974,565.828	744,430.984	505,361.127

Cost	$10,350,026	$24,276,846	$12,166,386	$7,873,058

Investments in mutual funds, at net asset value	$5,361,171	$27,051,552	$9,491,495	$5,220,380
Receivable for units sold	—	6	5	11

Total assets	5,361,171	27,051,558	9,491,500	5,220,391

Liabilities
Payable for units redeemed	—	—	—	—

	$5,361,171	$27,051,558	$9,491,500	$5,220,391

Net Assets:
Deferred annuity contracts terminable by owners	$5,361,171	$27,051,558	$9,491,500	$5,220,391

Total net assets	$5,361,171	$27,051,558	$9,491,500	$5,220,391

Accumulation units outstanding:
M&E—1.25%	2,712,483	9,446,043	3,849,025	2,181,230

M&E—1.40%	3,588,857	9,198,488	4,048,363	2,674,013

Accumulation unit value:
M&E—1.25%	$0.855114	$1.457272	$1.207330	$1.080449

M&E—1.40%	$0.847537	$1.444379	$1.196646	$1.070931

See accompanying notes.

4

Retirement Builder Variable Annuity Account –

Retirement Income Builder Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Fidelity—VIP Contrafund® Subaccount	Fidelity—VIP Index 500 Subaccount	Fidelity—VIP Growth Opportunities Subaccount	Fidelity—VIP Growth & Income Subaccount
Assets
Investment in securities:
Number of shares	1,329,532.262	387,823.314	657,845.924	1,515,431.659

Cost	$32,527,396	$58,566,857	$13,533,532	$23,596,924

Investments in mutual funds, at net asset value	$24,064,534	$38,751,306	$7,703,376	$16,457,588
Receivable for units sold	8	40	4	24

Total assets	24,064,542	38,751,346	7,703,380	16,457,612

Liabilities
Payable for units redeemed	—	—	—	—

	$24,064,542	$38,751,346	$7,703,380	$16,457,612

Net Assets:
Deferred annuity contracts terminable by owners	$24,064,542	$38,751,346	$7,703,380	$16,457,612

Total net assets	$24,064,542	$38,751,346	$7,703,380	$16,457,612

Accumulation units outstanding:
M&E—1.25%	7,983,084	16,713,051	3,964,743	6,253,987

M&E—1.40%	9,328,601	16,077,784	5,334,302	7,446,093

Accumulation unit value:
M&E—1.25%	$1.396730	$1.186920	$0.832398	$1.206762

M&E—1.40%	$1.384380	$1.176424	$0.825438	$1.196673

See accompanying notes.

5

Retirement Builder Variable Annuity Account –

Retirement Income Builder Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Fidelity—VIP Balanced Subaccount	Fidelity—VIP Mid Cap Subaccount	Aggressive Asset Allocation Subaccount	Conservative Asset Allocation Subaccount
Assets
Investment in securities:
Number of shares	1,002,922.513	600,643.063	325.573	76,648.480

Cost	$14,937,730	$11,562,581	$2,686	$688,783

Investments in mutual funds, at net asset value	$12,195,538	$10,517,260	$2,660	$696,735
Receivable for units sold	5	—	—	—

Total assets	12,195,543	10,517,260	2,660	696,735

Liabilities
Payable for units redeemed	—	3	—	1

	$12,195,543	$10,517,257	$2,660	$696,734

Net Assets:
Deferred annuity contracts terminable by owners	$12,195,543	$10,517,257	$2,660	$696,734

Total net assets	$12,195,543	$10,517,257	$2,660	$696,734

Accumulation units outstanding:
M&E—1.25%	5,117,577	3,547,066	100	166,405

M&E—1.40%	5,632,099	3,401,004	3,202	610,173

Accumulation unit value:
M&E—1.25%	$1.139499	$1.517716	$0.806199	$0.897884

M&E—1.40%	$1.129964	$1.509501	$0.805402	$0.896994

See accompanying notes.

6

Retirement Builder Variable Annuity Account –

Retirement Income Builder Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Moderate Asset Allocation Subaccount	Moderately Aggressive Asset Allocation Subaccount
Assets
Investment in securities:
Number of shares	93,290.852	11,905.008

Cost	$821,894	$100,661

Investments in mutual funds, at net asset value	$821,892	$101,431
Receivable for units sold	—	—

Total assets	821,892	101,431

Liabilities
Payable for units redeemed	—	1

	$821,892	$101,430

Net Assets:
Deferred annuity contracts terminable by owners	$821,892	$101,430

Total net assets	$821,892	$101,430

Accumulation units outstanding:
M&E—1.25%	148,509	100

M&E—1.40%	797,689	120,664

Accumulation unit value:
M&E—1.25%	$0.869359	$0.840747

M&E—1.40%	$0.868490	$0.839908

See accompanying notes.

7

Retirement Builder Variable Annuity Account –

Retirement Income Builder Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Fidelity—VIP Money Market Subaccount	Fidelity—VIP High Income Subaccount	Fidelity—VIP Equity- Income Subaccount	Fidelity—VIP Growth Subaccount
Net investment income (loss)
Income:
Dividends	$220,448	$743,550	$435,490	$75,233
Expenses:
Administrative, mortality and expense risk charge	173,724	88,417	317,894	372,151

Net investment income (loss)	46,724	655,133	117,596	(296,918)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	592,751	—
Proceeds from sales	8,556,626	1,700,874	4,912,620	5,432,833
Cost of investments sold	8,556,626	3,195,964	5,950,191	8,940,203

Net realized capital gains (losses) on investments	—	(1,495,090)	(444,820)	(3,507,370)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(4,077,468)	(1,572,204)	(13,941,267)
End of period	—	(3,129,057)	(6,164,693)	(20,993,969)

Net change in unrealized appreciation/depreciation of investments	—	948,411	(4,592,489)	(7,052,702)

Net realized and unrealized capital gains (losses) on investments	—	(546,679)	(5,037,309)	(10,560,072)

Increase (decrease) in net assets from operations	$46,724	$108,454	$(4,919,713)	$(10,856,990)

See accompanying notes.

8

Retirement Builder Variable Annuity Account –

Retirement Income Builder Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Fidelity—VIP Overseas Subaccount	Fidelity—VIP Investment Grade Bond Subaccount	Fidelity—VIP Asset Manager Subaccount	Fidelity—VIP Asset Manager: Growth Subaccount
Net investment income (loss)
Income:
Dividends	$57,084	$982,936	$473,201	$201,845
Expenses:
Administrative, mortality and expense risk charge	91,004	337,960	146,065	84,768

Net investment income (loss)	(33,920)	644,976	327,136	117,077
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,336,195	5,640,904	2,733,535	1,716,080
Cost of investments sold	2,269,889	5,420,278	3,666,474	2,534,835

Net realized capital gains (losses) on investments	(933,694)	220,626	(932,939)	(818,755)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(4,335,441)	1,433,973	(2,003,979)	(2,082,144)
End of period	(4,988,855)	2,774,706	(2,674,891)	(2,652,678)

Net change in unrealized appreciation/depreciation of investments	(653,414)	1,340,733	(670,912)	(570,534)

Net realized and unrealized capital gains (losses) on investments	(1,587,108)	1,561,359	(1,603,851)	(1,389,289)

Increase (decrease) in net assets from operations	$(1,621,028)	$2,206,335	$(1,276,715)	$(1,272,212)

See accompanying notes.

9

Retirement Builder Variable Annuity Account –

Retirement Income Builder Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Fidelity—VIP Contrafund® Subaccount	Fidelity—VIP Index 500 Subaccount	Fidelity—VIP Growth Opportunities Subaccount	Fidelity—VIP Growth & Income Subaccount
Net investment income (loss)
Income:
Dividends	$239,339	$695,293	$108,937	$285,454
Expenses:
Administrative, mortality and expense risk charge	365,095	650,793	127,835	261,574

Net investment income (loss)	(125,756)	44,500	(18,898)	23,880
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	5,213,181	11,212,439	1,976,110	3,918,009
Cost of investments sold	5,806,366	13,437,416	3,326,480	5,372,722

Net realized capital gains (losses) on investments	(593,185)	(2,224,977)	(1,350,370)	(1,454,713)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(6,116,498)	(8,296,813)	(4,580,635)	(4,466,569)
End of period	(8,462,862)	(19,815,551)	(5,830,156)	(7,139,336)

Net change in unrealized appreciation/depreciation of investments	(2,346,364)	(11,518,738)	(1,249,521)	(2,672,767)

Net realized and unrealized capital gains (losses) on investments	(2,939,549)	(13,743,715)	(2,599,891)	(4,127,480)

Increase (decrease) in net assets from operations	$(3,065,305)	$(13,699,215)	$(2,618,789)	$(4,103,600)

See accompanying notes.

10

Retirement Builder Variable Annuity Account –

Retirement Income Builder Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Fidelity—VIP Balanced Subaccount	Fidelity—VIP Mid Cap Subaccount	Aggressive Asset Allocation Subaccount(1)	Conservative Asset Allocation Subaccount(1)
Net investment income (loss)
Income:
Dividends	$445,933	$113,101	$—	$—
Expenses:
Administrative, mortality and expense risk charge	182,635	156,765	8	2,255

Net investment income (loss)	263,298	(43,664)	(8)	(2,255)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	2,927,926	2,708,132	8	6,216
Cost of investments sold	3,698,689	2,867,771	10	6,665

Net realized capital gains (losses) on investments	(770,763)	(159,639)	(2)	(449)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,721,798)	244,192	—	—
End of period	(2,742,192)	(1,045,321)	(26)	7,952

Net change in unrealized appreciation/depreciation of investments	(1,020,394)	(1,289,513)	(26)	7,952

Net realized and unrealized capital gains (losses) on investments	(1,791,157)	(1,449,152)	(28)	7,503

Increase (decrease) in net assets from operations	$(1,527,859)	$(1,492,816)	$(36)	$5,248

See accompanying notes.

11

Retirement Builder Variable Annuity Account –

Retirement Income Builder Variable Annuity

Statements of Operations

Year Ended December 31, 2002, Except as Noted

	Moderate Asset Allocation Subaccount(1)	Moderately Aggressive Asset Allocation Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$—
Expenses:
Administrative, mortality and expense risk charge	1,844	746

Net investment income (loss)	(1,844)	(746)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—
Proceeds from sales	75,931	137,338
Cost of investments sold	76,112	147,876

Net realized capital gains (losses) on investments	(181)	(10,538)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—
End of period	(2)	770

Net change in unrealized appreciation/depreciation of investments	(2)	770

Net realized and unrealized capital gains (losses) on investments	(183)	(9,768)

Increase (decrease) in net assets from operations	$(2,027)	$(10,514)

See accompanying notes.

12

Retirement Builder Variable Annuity Account –

Retirement Income Builder Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Fidelity—VIP Money Market Subaccount		Fidelity—VIP High Income Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$46,724	$270,343	$655,133	$1,012,118
Net realized capital gains (losses) on investments	—	—	(1,495,090)	(1,087,123)
Net change in unrealized appreciation/ depreciation of investments	—	—	948,411	(1,068,376)

Increase (decrease) in net assets from operations	46,724	270,343	108,454	(1,143,381)
Contract transactions
Net contract purchase payments	51,024	572,165	22,185	143,877
Transfer payments from (to) other subaccounts or general account	4,543,222	6,695,336	(150,708)	115,285
Contract terminations, withdrawals, and other deductions	(4,691,980)	(2,492,485)	(704,568)	(857,655)
Contract maintenance charges	(4,596)	(3,727)	(3,479)	(3,543)

Increase (decrease) in net assets from contract transactions	(102,330)	4,771,289	(836,570)	(602,036)

Net increase (decrease) in net assets	(55,606)	5,041,632	(728,116)	(1,745,417)
Net assets:
Beginning of the period	13,121,076	8,079,444	7,234,217	8,979,634

End of the period	$13,065,470	$13,121,076	$6,506,101	$7,234,217

See accompanying notes.

13

Retirement Builder Variable Annuity Account –

Retirement Income Builder Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Fidelity—VIP Equity-Income Subaccount		Fidelity—VIP Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$117,596	$107,616	$(296,918)	$(499,621)
Net realized capital gains (losses) on investments	(444,820)	872,865	(3,507,370)	2,590,287
Net change in unrealized appreciation/depreciation of investments	(4,592,489)	(2,864,419)	(7,052,702)	(11,100,393)

Increase (decrease) in net assets from operations	(4,919,713)	(1,883,938)	(10,856,990)	(9,009,727)
Contract transactions
Net contract purchase payments	461,690	750,785	250,217	1,393,242
Transfer payments from (to) other subaccounts or general account	(636,480)	1,802,997	(1,731,641)	(728,043)
Contract terminations, withdrawals, and other deductions	(2,945,924)	(2,508,750)	(2,800,230)	(3,078,540)
Contract maintenance charges	(12,603)	(12,464)	(24,373)	(26,905)

Increase (decrease) in net assets from contract transactions	(3,133,317)	32,568	(4,306,027)	(2,440,246)

Net increase (decrease) in net assets	(8,053,030)	(1,851,370)	(15,163,017)	(11,449,973)
Net assets:
Beginning of the period	27,569,678	29,421,048	36,317,271	47,767,244

End of the period	$19,516,648	$27,569,678	$21,154,254	$36,317,271

See accompanying notes.

14

Retirement Builder Variable Annuity Account –

Retirement Income Builder Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Fidelity—VIP Overseas Subaccount		Fidelity—VIP Investment Grade Bond Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(33,920)	$367,624	$644,976	$810,755
Net realized capital gains (losses) on investments	(933,694)	385,409	220,626	(60,347)
Net change in unrealized appreciation/depreciation of investments	(653,414)	(3,151,574)	1,340,733	811,490

Increase (decrease) in net assets from operations	(1,621,028)	(2,398,541)	2,206,335	1,561,898
Contract transactions
Net contract purchase payments	121,162	315,488	275,846	545,872
Transfer payments from (to) other subaccounts or general account	(517,183)	144,220	2,770,677	5,522,901
Contract terminations, withdrawals, and other deductions	(604,385)	(515,304)	(3,821,645)	(2,267,815)
Contract maintenance charges	(5,210)	(5,676)	(10,723)	(8,328)

Increase (decrease) in net assets from contract transactions	(1,005,616)	(61,272)	(785,845)	3,792,630

Net increase (decrease) in net assets	(2,626,644)	(2,459,813)	1,420,490	5,354,528
Net assets:
Beginning of the period	7,987,815	10,447,628	25,631,068	20,276,540

End of the period	$5,361,171	$7,987,815	$27,051,558	$25,631,068

See accompanying notes.

15

Retirement Builder Variable Annuity Account –

Retirement Income Builder Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Fidelity—VIP Asset Manager Subaccount		Fidelity—VIP Asset Manager: Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$327,136	$419,541	$117,077	$141,485
Net realized capital gains (losses) on investments	(932,939)	(194,586)	(818,755)	(18,978)
Net change in unrealized appreciation/depreciation of investments	(670,912)	(1,058,492)	(570,534)	(938,563)

Increase (decrease) in net assets from operations	(1,276,715)	(833,537)	(1,272,212)	(816,056)
Contract transactions
Net contract purchase payments	52,970	187,341	19,395	136,689
Transfer payments from (to) other subaccounts or general account	(739,667)	(155,438)	(666,260)	(49,421)
Contract terminations, withdrawals, and other deductions	(1,566,800)	(1,179,117)	(852,448)	(652,235)
Contract maintenance charges	(5,250)	(5,754)	(3,401)	(3,699)

Increase (decrease) in net assets from contract transactions	(2,258,747)	(1,152,968)	(1,502,714)	(568,666)

Net increase (decrease) in net assets	(3,535,462)	(1,986,505)	(2,774,926)	(1,384,722)
Net assets:
Beginning of the period	13,026,962	15,013,467	7,995,317	9,380,039

End of the period	$9,491,500	$13,026,962	$5,220,391	$7,995,317

See accompanying notes.

16

Retirement Builder Variable Annuity Account –

Retirement Income Builder Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Fidelity—VIP Contrafund® Subaccount		Fidelity—VIP Index 500 Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(125,756)	$(162,365)	$44,500	$(76,333)
Net realized capital gains (losses) on investments	(593,185)	943,324	(2,224,977)	701,939
Net change in unrealized appreciation/depreciation of investments	(2,346,364)	(5,732,106)	(11,518,738)	(10,855,141)

Increase (decrease) in net assets from operations	(3,065,305)	(4,951,147)	(13,699,215)	(10,229,535)
Contract transactions
Net contract purchase payments	373,734	1,239,724	406,484	1,758,170
Transfer payments from (to) other subaccounts or general account	(1,126,134)	120,426	(4,427,488)	(572,262)
Contract terminations, withdrawals, and other deductions	(2,706,203)	(2,016,964)	(4,799,721)	(5,554,474)
Contract maintenance charges	(22,015)	(20,040)	(35,481)	(39,483)

Increase (decrease) in net assets from contract transactions	(3,480,618)	(676,854)	(8,856,206)	(4,408,049)

Net increase (decrease) in net assets	(6,545,923)	(5,628,001)	(22,555,421)	(14,637,584)
Net assets:
Beginning of the period	30,610,465	36,238,466	61,306,767	75,944,351

End of the period	$24,064,542	$30,610,465	$38,751,346	$61,306,767

See accompanying notes.

17

Retirement Builder Variable Annuity Account –

Retirement Income Builder Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Fidelity—VIP Growth Opportunities Subaccount		Fidelity—VIP Growth & Income Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(18,898)	$(120,176)	$23,880	$9,738
Net realized capital gains (losses) on investments	(1,350,370)	(665,498)	(1,454,713)	899,622
Net change in unrealized appreciation/depreciation of investments	(1,249,521)	(1,570,687)	(2,672,767)	(3,815,538)

Increase (decrease) in net assets from operations	(2,618,789)	(2,356,361)	(4,103,600)	(2,906,178)
Contract transactions
Net contract purchase payments	29,256	348,884	95,292	473,782
Transfer payments from (to) other subaccounts or general account	(713,473)	(284,335)	(1,402,415)	293,083
Contract terminations, withdrawals, and other deductions	(911,435)	(881,778)	(1,898,305)	(2,037,407)
Contract maintenance charges	(8,391)	(8,775)	(11,330)	(12,339)

Increase (decrease) in net assets from contract transactions	(1,604,043)	(826,004)	(3,216,758)	(1,282,881)

Net increase (decrease) in net assets	(4,222,832)	(3,182,365)	(7,320,358)	(4,189,059)
Net assets:
Beginning of the period	11,926,212	15,108,577	23,777,970	27,967,029

End of the period	$7,703,380	$11,926,212	$16,457,612	$23,777,970

See accompanying notes.

18

Retirement Builder Variable Annuity Account –

Retirement Income Builder Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Fidelity—VIP Balanced Subaccount		Fidelity—VIP Mid Cap Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$263,298	$406,962	$(43,664)	$(156,192)
Net realized capital gains (losses) on investments	(770,763)	(267,632)	(159,639)	19,438
Net change in unrealized appreciation/ depreciation of investments	(1,020,394)	(643,566)	(1,289,513)	(466,716)

Increase (decrease) in net assets from operations	(1,527,859)	(504,236)	(1,492,816)	(603,470)
Contract transactions
Net contract purchase payments	108,991	170,805	346,937	745,384
Transfer payments from (to) other subaccounts or general account	(549,026)	450,345	402,403	562,765
Contract terminations, withdrawals, and other deductions	(1,606,920)	(1,595,176)	(1,080,383)	(531,056)
Contract maintenance charges	(8,109)	(8,301)	(9,495)	(7,861)

Increase (decrease) in net assets from contract transactions	(2,055,064)	(982,327)	(340,538)	769,232

Net increase (decrease) in net assets	(3,582,923)	(1,486,563)	(1,833,354)	165,762
Net assets:
Beginning of the period	15,778,466	17,265,029	12,350,611	12,184,849

End of the period	$12,195,543	$15,778,466	$10,517,257	$12,350,611

See accompanying notes.

19

Retirement Builder Variable Annuity Account –

Retirement Income Builder Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Aggressive Asset Allocation Subaccount	Conservative Asset Allocation Subaccount
	2002(1)	2002(1)
Operations
Net investment income (loss)	$(8)	$(2,255)
Net realized capital gains (losses) on investments	(2)	(449)
Net change in unrealized appreciation/depreciation of investments	(26)	7,952

Increase (decrease) in net assets from operations	(36)	5,248
Contract transactions
Net contract purchase payments	200	93,560
Transfer payments from (to) other subaccounts or general account	2,496	602,590
Contract terminations, withdrawals, and other deductions	—	(4,625)
Contract maintenance charges	—	(39)

Increase (decrease) in net assets from contract transactions	2,696	691,486

Net increase (decrease) in net assets	2,660	696,734
Net assets:
Beginning of the period	—	—

End of the period	$2,660	$696,734

See accompanying notes.

20

Retirement Builder Variable Annuity Account –

Retirement Income Builder Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Moderate Asset Allocation Subaccount	Moderately Aggressive Asset Allocation Subaccount
	2002(1)	2002(1)
Operations
Net investment income (loss)	$(1,844)	$(746)
Net realized capital gains (losses) on investments	(181)	(10,538)
Net change in unrealized appreciation/depreciation of investments	(2)	770

Increase (decrease) in net assets from operations	(2,027)	(10,514)
Contract transactions
Net contract purchase payments	135,500	200
Transfer payments from (to) other subaccounts or general account	694,892	111,768
Contract terminations, withdrawals, and other deductions	(6,471)	—
Contract maintenance charges	(2)	(24)

Increase (decrease) in net assets from contract transactions	823,919	111,944

Net increase (decrease) in net assets	821,892	101,430
Net assets:
Beginning of the period	—	—

End of the period	$821,892	$101,430

See accompanying notes.

21

Retirement Builder Variable Annuity Account –

Retirement Income Builder Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies

Organization

The Retirement Builder Variable Annuity Account (Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts. Activity in these specific investment subaccounts listed below is available to contract owners of the Retirement Income Builder Variable Annuity. Activity in the remaining subaccounts (not included herein), as well as certain of these specific subaccounts, are available to contract owners of Retirement Income Builder II Variable Annuity, Portfolio Select Variable Annuity, Immediate Income Builder and The One Income Annuity, also offered by Transamerica Life. The amounts reported herein represent the activity related only to contract owners of the Retirement Income Builder Variable Annuity. Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Fund:
Variable Insurance Products Fund (VIP):	AEGON/Transamerica Series Fund, Inc.:
Fidelity—VIP Money Market Portfolio	Aggressive Asset Allocation
Fidelity—VIP High Income Portfolio	Conservative Asset Allocation
Fidelity—VIP Equity-Income Portfolio	Moderate Asset Allocation
Fidelity—VIP Growth Portfolio	Moderately Aggressive Asset Allocation
Fidelity—VIP Overseas Portfolio
Fidelity—VIP Investment Grade Bond Portfolio
Fidelity—VIP Asset Manager Portfolio
Fidelity—VIP Asset Manager: Growth Portfolio
Fidelity—VIP Contrafund® Portfolio
Fidelity—VIP Index 500 Portfolio
Fidelity—VIP Growth Opportunities Portfolio
Fidelity—VIP Growth & Income Portfolio
Fidelity—VIP Balanced Portfolio
Fidelity—VIP Mid Cap Portfolio

22

Retirement Builder Variable Annuity Account –

Retirement Income Builder Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Aggressive Asset Allocation	May 1, 2002
Conservative Asset Allocation	May 1, 2002
Moderate Asset Allocation	May 1, 2002
Moderately Aggressive Asset Allocation	May 1, 2002

As of March 21, 2002, Fidelity funds are no longer referred to as VIP II or VIP III.

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2002.

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.

23

Retirement Builder Variable Annuity Account –

Retirement Income Builder Variable Annuity

Notes to Financial Statements

December 31, 2002

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2002 were as follows:

	Purchases	Sales
Variable Insurance Products Fund (VIP):
Fidelity—VIP Money Market Portfolio	$8,501,037	$8,556,626
Fidelity—VIP High Income Portfolio	1,519,427	1,700,874
Fidelity—VIP Equity-Income Portfolio	2,489,670	4,912,620
Fidelity—VIP Growth Portfolio	829,948	5,432,833
Fidelity—VIP Overseas Portfolio	296,662	1,336,195
Fidelity—VIP Investment Grade Bond Portfolio	5,500,024	5,640,904
Fidelity—VIP Asset Manager Portfolio	801,911	2,733,535
Fidelity—VIP Asset Manager: Growth Portfolio	330,436	1,716,080
Fidelity—VIP Contrafund® Portfolio	1,606,792	5,213,181
Fidelity—VIP Index 500 Portfolio	2,400,697	11,212,439
Fidelity—VIP Growth Opportunities Portfolio	353,168	1,976,110
Fidelity—VIP Growth & Income Portfolio	725,111	3,918,009
Fidelity—VIP Balanced Portfolio	1,136,146	2,927,926
Fidelity—VIP Mid Cap Portfolio	2,323,757	2,708,132
AEGON/Transamerica Series Fund, Inc.:
Aggressive Asset Allocation	2,696	8
Conservative Asset Allocation	695,448	6,216
Moderate Asset Allocation	898,006	75,931
Moderately Aggressive Asset Allocation	248,537	137,338

24

Retirement Builder Variable Annuity Account –

Retirement Income Builder Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity—VIP Money Market Subaccount	Fidelity—VIP High Income Subaccount	Fidelity—VIP Equity- Income Subaccount	Fidelity—VIP Growth Subaccount	Fidelity—VIP Overseas Subaccount
Units outstanding at January 1, 2001	6,850,138	10,000,051	18,678,649	23,659,177	7,514,600
Units purchased	507,232	224,149	538,828	830,110	285,874
Units redeemed and transferred	3,458,204	(975,909)	(553,869)	(2,355,003)	(414,384)

Units outstanding at December 31, 2001	10,815,574	9,248,291	18,663,608	22,134,284	7,386,090
Units purchased	50,291	47,378	365,607	181,318	132,354
Units redeemed and transferred	(134,202)	(1,147,556)	(2,909,287)	(3,627,369)	(1,217,105)

Units outstanding at December 31, 2002	10,731,663	8,148,113	16,119,928	18,688,233	6,301,339

	Fidelity—VIP Investment Grade Bond Subaccount	Fidelity—VIP Asset Manager Subaccount	Fidelity—VIP Asset Manager: Growth Subaccount	Fidelity—VIP Contrafund® Subaccount	Fidelity—VIP Index 500 Subaccount
Units outstanding at January 1, 2001	16,288,782	10,649,230	6,645,630	20,197,448	42,777,735
Units purchased	440,250	141,628	107,238	794,115	1,093,827
Units redeemed and transferred	2,507,344	(1,027,180)	(553,970)	(1,291,151)	(4,060,819)

Units outstanding at December 31, 2001	19,236,376	9,763,678	6,198,898	19,700,412	39,810,743
Units purchased	222,518	54,972	20,232	277,151	404,482
Units redeemed and transferred	(814,362)	(1,921,262)	(1,363,887)	(2,665,878)	(7,424,390)

Units outstanding at December 31, 2002	18,644,532	7,897,388	4,855,243	17,311,685	32,790,835

25

Retirement Builder Variable Annuity Account –

Retirement Income Builder Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Fidelity—VIP Growth Opportunities Subaccount	Fidelity—VIP Growth & Income Subaccount	Fidelity—VIP Balanced Subaccount	Fidelity—VIP Mid Cap Subaccount	Aggressive Asset Allocation Subaccount(1)
Units outstanding at January 1, 2001	11,876,232	17,250,880	13,314,562	6,843,073	—
Units purchased	358,310	394,012	154,278	473,200	—
Units redeemed and transferred	(1,132,675)	(1,357,256)	(940,375)	(55,446)	—

Units outstanding at December 31, 2001	11,101,867	16,287,636	12,528,465	7,260,827	—
Units purchased	76,073	93,224	122,954	217,745	202
Units redeemed and transferred	(1,878,895)	(2,680,780)	(1,901,743)	(530,502)	3,100

Units outstanding at December 31, 2002	9,299,045	13,700,080	10,749,676	6,948,070	3,302

	Conservative Asset Allocation Subaccount(1)	Moderate Asset Allocation Subaccount(1)	Moderately Aggressive Asset Allocation Subaccount(1)
Units outstanding at January 1, 2001	—	—	—
Units purchased	—	—	—
Units redeemed and transferred	—	—	—

Units outstanding at December 31, 2001	—	—	—
Units purchased	103,661	145,479	202
Units redeemed and transferred	672,917	800,719	120,562

Units outstanding at December 31, 2002	776,578	946,198	120,764

26

Retirement Builder Variable Annuity Account –

Retirement Income Builder Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner's account balance. These charges are discussed in more detail in the individual's policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Effective with the 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended	Units	Unit Fair Value Lowest to Highest			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Lowest to Highest
Fidelity—VIP Money Market
	12/31/2002	10,731,663	$1.21	to	$1.22	$13,065,470	1.68%	1.25%	to	1.40%	0.29%	to	0.44%
	12/31/2001	10,815,574	1.21	to	1.22	13,121,076	3.87	1.25	to	1.40	2.75	to	2.90
Fidelity—VIP High Income
	12/31/2002	8,148,113	0.79	to	0.80	6,506,101	11.03	1.25	to	1.40	2.01	to	2.17
	12/31/2001	9,248,291	0.78	to	0.78	7,234,217	13.60	1.25	to	1.40	(12.96)	to	(12.83)
Fidelity—VIP Equity-Income
	12/31/2002	16,119,928	1.21	to	1.22	19,516,648	1.81	1.25	to	1.40	(18.09)	to	(17.97)
	12/31/2001	18,663,608	1.47	to	1.48	27,569,678	1.71	1.25	to	1.40	(6.28)	to	(6.14)
Fidelity—VIP Growth
	12/31/2002	18,688,233	1.13	to	1.14	21,154,254	0.27	1.25	to	1.40	(31.07)	to	(30.97)
	12/31/2001	22,134,284	1.64	to	1.65	36,317,271	0.08	1.25	to	1.40	(18.79)	to	(18.67)
Fidelity—VIP Overseas
	12/31/2002	6,301,339	0.85	to	0.86	5,361,171	0.83	1.25	to	1.40	(21.38)	to	(21.27)
	12/31/2001	7,386,090	1.08	to	1.09	7,987,815	5.35	1.25	to	1.40	(22.26)	to	(22.15)
Fidelity—VIP Investment Grade Bond
	12/31/2002	18,644,532	1.44	to	1.46	27,051,558	3.81	1.25	to	1.40	8.82	to	8.98
	12/31/2001	19,236,376	1.33	to	1.34	25,631,068	4.70	1.25	to	1.40	6.96	to	7.12
Fidelity—VIP Asset Manager
	12/31/2002	7,897,388	1.20	to	1.21	9,491,500	4.25	1.25	to	1.40	(9.99)	to	(9.86)
	12/31/2001	9,763,678	1.33	to	1.34	13,026,962	4.38	1.25	to	1.40	(5.42)	to	(5.28)
Fidelity—VIP Asset Manager: Growth
	12/31/2002	4,855,243	1.07	to	1.08	5,220,391	3.14	1.25	to	1.40	(16.69)	to	(16.57)
	12/31/2001	6,198,898	1.29	to	1.30	7,995,317	3.00	1.25	to	1.40	(8.68)	to	(8.54)
Fidelity—VIP Contrafund®
	12/31/2002	17,311,685	1.38	to	1.40	24,064,542	0.86	1.25	to	1.40	(10.60)	to	(10.47)
	12/31/2001	19,700,412	1.55	to	1.56	30,610,465	0.81	1.25	to	1.40	(13.46)	to	(13.33)
Fidelity—VIP Index 500
	12/31/2002	32,790,835	1.18	to	1.19	38,751,346	1.40	1.25	to	1.40	(23.32)	to	(23.21)
	12/31/2001	39,810,743	1.53	to	1.55	61,306,767	1.21	1.25	to	1.40	(13.32)	to	(13.19)

27

Retirement Builder Variable Annuity Account –

Retirement Income Builder Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Fidelity—VIP Growth Opportunities
	12/31/2002		9,299,045	$0.83 to $0.83	$7,703,380	1.12%	1.25% to 1.40%	(22.93)%	to	(22.81)%
	12/31/2001		11,101,867	1.07 to 1.08	11,926,212	0.39	1.25 to 1.40	(15.61)	to	(15.48)
Fidelity—VIP Growth & Income
	12/31/2002		13,700,080	1.20 to 1.21	16,457,612	1.44	1.25 to 1.40	(17.77)	to	(17.64)
	12/31/2001		16,287,636	1.46 to 1.47	23,777,970	1.36	1.25 to 1.40	(10.01)	to	(9.88)
Fidelity—VIP Balanced
	12/31/2002		10,749,676	1.13 to 1.14	12,195,543	3.22	1.25 to 1.40	(9.98)	to	(9.85)
	12/31/2001		12,528,465	1.26 to 1.26	15,778,466	3.81	1.25 to 1.40	(2.94)	to	(2.80)
Fidelity—VIP Mid Cap
	12/31/2002		6,948,070	1.51 to 1.52	10,517,257	0.95	1.25 to 1.40	(11.07)	to	(10.94)
	12/31/2001		7,260,827	1.70 to 1.70	12,350,611	0.00	1.25 to 1.40	(4.55)	to	(4.41)
Aggressive Asset Allocation
	12/31/2002	(1)	3,302	0.81 to 0.81	2,660	0.00	1.25 to 1.40	(19.46)	to	(19.38)
Conservative Asset Allocation
	12/31/2002	(1)	776,578	0.90 to 0.90	696,734	0.00	1.25 to 1.40	(10.30)	to	(10.21)
Moderate Asset Allocation
	12/31/2002	(1)	946,198	0.87 to 0.87	821,892	0.00	1.25 to 1.40	(13.15)	to	(13.06)
Moderately Aggressive Asset Allocation
	12/31/2002	(1)	120,764	0.84 to 0.84	101,430	0.00	1.25 to 1.40	(16.01)	to	(15.93)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. Expense ratios for periods of less than one year have been annualized.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

28

Retirement Builder Variable Annuity Account –

Retirement Income Builder Variable Annuity

Notes to Financial Statements

December 31, 2002

5. Assets Retained by Transamerica Life

A summary of those subaccounts for which the market value of Transamerica Life’s capital contributions exceed 5% of net assets follows:

Subaccount	Market Value
Aggressive Asset Allocation	$161

6. Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of $30 per contract. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account.

Transamerica Life deducts a daily charge for assuming certain mortality and expense risks. An annual charge of 1.25%, 1.10% (depending on the death benefit selected) is assessed. Transamerica Life also deducts a daily charge equal to an annual rate of .15% of the contract owner’s account for administrative expenses.

7. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

8. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

29

PORTFOLIO SELECT VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated November 3, 2003

to the

Prospectus dated May 1, 2003

LIVING BENEFITS RIDER

You may elect to purchase the optional living benefits rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The living benefits rider is available during the accumulation phase but it will not be issued if the annuitant is age 81 or older. The maximum issue age may be lower if required by state law.

You should view the living benefits rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the living benefits rider.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus.

Fee Table

Optional Rider Fees:
Living Benefits Rider(1)	0.75%

Example	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1,946	$4,377	$5,784	$9,359
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$1,400	$3,832	$5,784	$9,359

(1)	The fee is a percentage of the “principal back” total withdrawal base.

Guaranteed Minimum Accumulation Benefit

If you elect the living benefits rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Portfolio Select Variable Annuity dated May 1, 2003

Guaranteed Future Value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, which is the tenth rider anniversary, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value are as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. Partial withdrawals will reduce the guaranteed future value by an adjusted partial withdrawal amount which is equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

See the examples at the end of this supplement showing the effect of a withdrawal.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. Assume that on the guaranteed future value date your policy value has declined to $90,000 because of negative investment performance. We will add $10,000 to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments before the guaranteed future value date, you should consider whether electing the rider is in your best interests.

2

Guaranteed Minimum Withdrawal Benefit

If you elect the living benefits rider, we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of liquidity regardless of the performance of the variable investment options you select.

Withdrawal Guarantees. There are two withdrawal guarantees under this benefit:

•	“principal back;” and

•	“for life.”

You can take withdrawals under either guarantee or alternate between the guarantees (your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero). Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee and such impact may be on a greater than dollar-for-dollar basis.

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments; and

•	may be subject to income taxes and federal tax penalties.

Maximum Annual Withdrawal Amount. Under this benefit, you can withdraw up to:

•	7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero; or

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $7,000 each rider year for the next fourteen years and $2,000 in the next year so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•	5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess” withdrawals (see adjusted partial withdrawals, below). All withdrawals before the annuitant’s 59th birthday are excess withdrawals for purposes of the “for life” guarantee.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

3

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note: The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis but will not reduce the total withdrawal base for the “principal back” and “for life” guarantees. Gross partial withdrawals in excess of the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the total withdrawal base and minimum remaining withdrawal amount for the “principal back” and “for life” guarantees on a pro rata basis (possibly to zero). See the examples at the end of this supplement showing the effect of a withdrawal. Excess withdrawals may eliminate the guarantees.

Please note: Gross partial withdrawals of the “principal back” maximum annual withdrawal amount will result in an excess partial withdrawal under the “for life” guarantee as will any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday and will reduce the “for life” maximum annual withdrawal amount, “for life” total withdrawal base, and “for life” minimum remaining withdrawal amount and such reduction may be on a greater than dollar-for-dollar basis. The effect of a 7% “principal back” withdrawal is illustrated below.

4

			5% “For Life”
Date	Policy Value before the Withdrawal	Gross Withdrawal	Total Withdrawal Base (TWB)	TWB Adjustment	Minimum Remaining Withdrawal Amount (MRWA)	MRWA Adjustment	Maximum Annual Withdrawal Amount
11/01/03	$100,000	—	$100,000.00	—	$100,000.00	—	$5,000.00
10/31/05	$95,000	$7,000.00	$97,777.78	$2,222.22	$92,888.89	$7,111.11	$4,888.89

Living Benefits Rider Fee

A rider fee, 0.75% of the “principal back” total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values.

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Portfolio Allocation Method

If you elect the living benefits rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the living benefits rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities - Service Class subaccount (which invests in the Transamerica U.S. Government Securities – Service Class portfolio of the AEGON/Transamerica Series Fund, Inc.) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the living benefits rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the living benefits rider. You should not view the living benefits rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the living benefits rider.

5

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment options.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.

Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the living benefits rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

Other

You cannot elect this rider if you have elected certain other optional benefits. Please contact us or your registered representative for more information.

Termination

The living benefits rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the living benefits rider (you may not terminate the rider before the fifth rider anniversary);

•	annuitization; or

•	termination of your policy.

The living benefits rider may vary for certain policies and may not be available for all policies.

6

EXAMPLES

Guaranteed Minimum Accumulation Benefit Adjusted Partial Surrenders

Gross partial withdrawals will reduce the guaranteed future value pro rata. The amount of the reduction is equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

Example 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

Example 2:

Assumptions:

PV = $120,000

GFV = $100,000

WD = $10,000

7

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

Guaranteed Minimum Withdrawal Benefit Adjusted Partial Surrenders

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

8

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be effected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

Example 2 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is effected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 7% WD)) * (MRWA – 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

9

Step Three. Which is larger, the actual $1,000 excess withdrawal or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (GAWA) + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is effected by the excess withdrawal.

1.	The formula is (EWD / (PV – 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

Step Three. Which is larger, the actual $1,000 excess withdrawal or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

10

Example 3 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

Example 4 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is effected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

11

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (GAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is effected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

12

STATEMENT OF ADDITIONAL INFORMATION

PORTFOLIO SELECT VARIABLE ANNUITY

Issued through

RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-0001

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Portfolio Select Variable Annuity offered by Transamerica Life Insurance Company (“Transamerica”). You may obtain a copy of the prospectus dated May 1, 2003, by calling 1-800-525-6205, or by writing to the administrative and service office, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectus for the policy and the underlying fund portfolios.

Dated: May 1, 2003 as revised November 1, 2003

GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—An amount equal to the policy value increased or decreased by any excess interest adjustments applied at the time of surrender or on the annuity commencement date.

Administrative and Service Office—Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Annuitant—The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date—The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month starting after the annuitant attains age 98. The annuity commencement date may be required to be earlier for qualified policies.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Application—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary—The person who has the right to the death benefit as set forth in the policy.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value—The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Code—The Internal Revenue Code of 1986, as amended.

Cumulative Free Percentage—The percentage (as applied to the policy value) which is available free of any surrender charge.

Excess Interest Adjustment (“EIA”)—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Excess Partial Surrender—The portion of a partial surrender (surrender) that exceeds the cumulative free percentage.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy—A policy other than a qualified policy.

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a policy.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on [the portion of the requested partial surrender that is subject to surrender charge]); plus

•	interest credited to the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees and any other charges, if any.

Policy Year—A policy year begins on the policy date in which the policy becomes effective and on each anniversary thereof.

Premium Payment—An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account—The Portfolio Select Variable Annuity division of the Retirement Builder Variable Annuity Account. The Retirement Builder Variable Annuity Account is a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Service Charge—There is an annual service charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but in no event will this charge be more than 2% of the policy value.

Subaccount—A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

Surrender Charge—The applicable contingent deferred sales charge, assessed on certain full surrenders or partial surrenders of premium payments to cover expenses relating to the sale of the policies.

Valuation Period—The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determinations shall be made on each business day.

Variable Annuity Payment(s)—Payment(s) made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

THE POLICY—GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of the owner’s spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Transamerica has received written notice of the trust prior to the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy in some situations.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the deceased owner’s spouse) because the owner dies before the annuitant, the adjusted policy value generally must be distributed to the new owner within five years of the owner’s death, or payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements thereon, and the application, constitute the entire policy between Transamerica and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application or information provided in lieu thereof.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (SEC). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invest in the Putnam VT Money Market Fund (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying funds, or substitute a new fund for an existing fund.

Excess Interest Adjustment

Money that you surrender from, transfer out of, or apply to an annuity payment option, from the guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula which will be used to determine the excess interest adjustment is:

S*(G-C)* (M/12)

S	=	Gross amount being withdrawn that is subject to the excess interest adjustment.
G	=	Guaranteed interest rate applicable to S.
C	=	Current Guaranteed Interest Rate then being offered on new premium payments for the next longer guaranteed period than “M”. If this policy form or such a guaranteed period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.
M	=	Number of months remaining in the current guaranteed period, rounded up to the next higher whole number of months.
*	=	multiplication
^	=	exponentiation

Example 1 (Full Surrender, rates increase by 4%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Full surrender:	middle of policy year 3
Policy value at middle of policy year 3	= 50,000* (1.055) ^ 2.5 = 57,161.18
Surrender charge free amount at middle of policy year 3	= 57,161.18* .30 = 17,148.35
Excess interest adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 - 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000* (1.02) ^ 2.5 = 52,537.62
Excess interest adjustment
G = .055
C = .095
M = 30
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00* (.055 - .095)* (30/12)
=-5,000.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 52,537.62 - 57,161.18 = -4,623.54
Adjusted policy value	= policy value + excess interest adjustment = 57,161.18 - 4,623.54 = 52,537.64
Portion of Surrender Charge – free amount which is deducted from earnings	= Policy Value – Premium = 57,161.18 – 4,623.54 = 52,537.62
Portion of Surrender Charge – free amount which is deducted from premium	= 17,148.35 – 7,161.18 = 9,987.17
Surrender charge	= (50,000 – 9,987.17)* .06 = 2,400.77
Cash value at middle of policy year 3	= policy value + excess interest adjustment - surrender charge
= 57,161.18 – 4,623.54 – 2,400.77
= 50,136.87
Minimum Cash Value	= 90% * 50,000 * 1.03 ^ 2.5 – 48,451.32
The Cash Value of $50,136.87 is greater than the minimum of $48,451.32

Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Full surrender:	middle of policy year 3
Policy value at middle of policy year 3	= 50,000* (1.055) ^ 2.5 = 57,161.18
Surrender charge free amount at middle of policy year 3	= 57,161.18* .20 = 11,432.24
Excess interest adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 - 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000* (1.02) ^ 2.5 = 52,537.62
Excess interest adjustment
G = .055
C = .045
M = 30
Excess interest adjustment	= S* (G - C)* (M/12)
= 50,000* (.055 - .045)* (30/12)
= 1,250.00
Adjusted policy value	= policy value + excess interest adjustment
= 57,161.18 + 1,250.00 = 58,411.18
Portion of Surrender Charge – free amount which is deducted from earnings	= Policy Value – Premium = 57,161.18 – 50,000 = 7,161.18
Portion of Surrender Charge – free amount which is deducted from premium	= 11,432.24 – 7,161.18 = 4,271.06
Surrender charge	= (50,000 – 4,271.06)* .06 = 2,743.74
Cash value at middle of policy year 3	= policy value + excess interest adjustment - surrender charge
= 57,161.18 + 1,250 – 2,743.74
= 55,667.44
Minimum Cash Value	= 90% * 50,000 * 1.03 ^ 2.5 – 48,451.32
The Cash Value of $55,667.44 is greater than the minimum of $48,451.32

On a partial surrender, Transamerica will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrenderd will reduce the policy value by an amount equal to:

R - E + SC

R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E); where
EPW	=	the excess partial withdrawal amount.

Example 3 (Partial Surrender, rates increase by 1%):

Single premium:		$50,000.00
Guarantee period:		5 Years
Guarantee rate:		5.50% per annum
Partial surrender:		$30,000 (requested withdrawal amount after penalties); middle of policy year 3
Policy value at middle of policy year 3		= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Excess Interest adjustment free amount at middle of policy year 3		= 57,161.18 – 50,000.00 = 7,161.18
Surrender charge free amount at middle of policy year 3		= 57,161.18 * .20 = 11,432.24
Amount free of excess interest adjustment		= 7,161.18
Excess interest adjustment/surrender charge
S	= 30,000 – 7,161.18 = 22,838.82
G	= .055
C	= .065
M	= 30
E	= 22,838.82 * (.055 - .065) * (30/12) = -570.97
EPW	= 30,000.00 - 11,432.24 = 18,567.76

To receive the full $30,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 – surrender charge).

New EPW = 18,567.76/(1 - .06) = 19,752.94

SC = .06 * (19,752.94 – (-570.97)) = 1,219.44
Remaining policy value at middle of policy year 3		= 57,161.18 - (R - E + surrender charge)
= 57,161.18 - (30,000.00 - (-570.97) + 1,219.44) = 25,370.77

Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:		$50,000
Guarantee period:		5 Years
Guarantee rate:		5.50% per annum
Partial surrender:		$30,000; middle of policy year 3
Policy value at middle of policy year 3		= 50,000* (1.055) ^ 2.5 = 57,161.18
Excess interest adjustment free amount at middle of policy year 3		= 57,161.18 - 50,000 = 7,161.18
Surrender charge free amount at middle of policy year 3		57,161.18 * .20 = 11,432.24
Amount free of excess interest adjustment		7,161.18
Excess interest adjustment / surrender charge
S	= 30,000 - 7,161.18 = 22,838.82
G	= .055
C	= .045
M	= 30
E	= 22,838.82* (.055 - .045)* (30/12) = 570.97
EPW	= 30,000 - 11,432.24 = 18,567.76

To receive the full $30,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 – surrender charge).

New EPW = 18,567.76/(1 - .06) = 19,752.94

SC	= .06 * (19,752.94 - 570.97) = 1,150.92
Remaining policy value at middle of policy year 3		= 57,161.18 (R - E + surrender charge)
= 57,161.18 - (30,000 - 570.97 + 1,150.92) = 26,581.23

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts, or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the separate account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table” using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for males, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to a partial surrender called the adjusted partial surrender. The reduction amount depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) multiplied by (2), where:

(1)	is the gross partial surrender amount;

(2)	is the adjustment factor = current death benefit prior to the gross partial surrender divided by the policy value prior to the gross partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

EXAMPLE 1

(Assumed Facts for Example)

$75,000	current guaranteed minimum death benefit before surrender
$50,000	current policy value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$10,000	surrender charge-free amount (assumes 20% cumulative free percentage is available)
$5,000	excess partial surrender—(amount subject to surrender charge)
$100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)
$294	surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*(5000 - 100)
$5,194	reduction in policy value due to excess partial surrender = 5000 - 100 + 294
$15,194	total gross partial surrender
$22,791	adjusted partial surrender = [15,194 * (75,000/50,000)]
$52,209	new guaranteed minimum death benefit (after surrender) = 75,000 - 22,791
$34,806	new policy value (after surrender) = 50,000 – 10,000 - 5,194

Summary:
Reduction in guaranteed minimum death benefit	= $	22,791
Reduction in policy value	= $	15,194

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

EXAMPLE 2

(Assumed Facts for Example)

$50,000	current guaranteed minimum death benefit before surrender
$75,000	current policy value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$11,250	surrender charge-free amount (assumes 15% cumulative free percentage is available)
$3,750	excess partial surrender—(amount subject to surrender charge)
$-100	excess interest adjustment (assumes interest rates have increased since initial guarantee)
$231	surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*[(3750-(-100)]
$4,081	reduction in policy value due to excess partial surrender = 3750 - (-100) + 231 = 3750 + 100 + 231
$15,331	total gross partial surrender
$15,331	adjusted partial surrender = [(11,250 + 4,081) * (75,000/75,000)]
$34,669	new guaranteed minimum death benefit (after surrender) = 50,000 - 15,331
$59,669	new policy value (after surrender) = 75,000 – 11,250 - 4,081

Summary:
Reduction in guaranteed minimum death benefit	= $15,331
Reduction in policy value	= $15,331

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica, will constitute due proof of death.

Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant dies prior to the annuity commencement date, (1) the death benefit must be distributed within five years of the date of the deceased’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased annuitant’s death and must be made for the beneficiary’s lifetime or for a period certain (so long as any period certain does not exceed the beneficiary’s life expectancy). Death proceeds, which are not paid to or for the benefit of a natural person, must be distributed within five years of the date of the deceased’s death. If the sole beneficiary is the deceased’s surviving spouse, however, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed: within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” below for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policy to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times (b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your policy anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment.

Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your policy anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the mortality and expense risk fee and administrative charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR	5.0%
Life & Ten Years Certain
Male Age 65
First Variable Payment	$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	Expenses included in the calculations are 1.10% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. (§) 1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through the underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury. Transamerica has entered into agreements with each underlying fund company that requires the portfolios to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity policyowner’s gross income. The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, you have the choice of more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owners of the assets of the separate account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owners of a pro rata share of the assets of the separate account.

Distribution Requirements. The Code also requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the designated beneficiary as defined in section 72(s) of the Code. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as the owner and any death or change of such primary annuitant shall be treated as the death of an owner. The non-qualified policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, other then specified distributions such as distributions required by the Code, certain nontaxable distributions, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), or in the case of a traditional IRA, distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

Transamerica makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year on behalf of any individual may not exceed the deductible amount specified in the Code ($3000 for 2003, $3500 if age 50 or older), except in the case of a rollover amount or contribution under Sections 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; and (vii) the entire interest of the owner is non-forfeitable. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($3000 for 2003, $3,500 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature surrender penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in an pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at year end may have to be increased by any positive excess interest adjustment which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in that paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner of which is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent’s death, (iii) a qualified policy (other than one qualifying under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single premium payment.

Taxation of Transamerica

Transamerica at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Transamerica and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. Transamerica does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by Transamerica with respect to the separate account, Transamerica may make a charge to that account.

INVESTMENT EXPERIENCE

A “Net Investment Factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying funds less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “Net Investment Factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The owner bears this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The Net Investment Factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;

(b)	the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

(Assume the Annual Step-Up Death Benefit is in effect and no optional riders or benefits are elected.)

Investment Experience Factor =	(A + B - C)	- E
D

Where: A =	The Net Asset Value of an underlying fund share as of the end of the current valuation period.
	Assume	A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
	Assume	B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
	Assume	C = 0
D =	The Net Asset Value of an underlying fund share at the end of the immediately preceding valuation period.
	Assume	D = $11.40
E =	The daily deduction for mortality and expense risk fee and administrative charges, which (on these assumptions) totals 1.50% on an annual basis.
	On a daily basis	= .0000407916

Then, the Investment Experience Factor =	(11.57+ 0 - 0) -.0000407916 = Z = 1.0148714891
11.40

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where: A =	The accumulation unit value for the immediately preceding valuation period.
	Assume	= $X
B =	The Net Investment Factor for the current valuation period.
	Assume	= Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the annual assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for that subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual Assumed Investment Return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.30% (for the Return of Premium Death Benefit), 1.50% (for the Annual Step-Up Death Benefit), of the daily net asset value of a fund share held in that subaccount. (For calculating annuity payments, the factor is 1.25% for all death benefits)

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where: A =	Annuity unit value for the immediately preceding valuation period.
	Assume	= $X
B =	Investment Experience Factor for the valuation period for which the annuity unit value is being Calculated.
	Assume	= Y
C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
	Assume	= Z

Then, the annuity unit value is: $X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First Monthly Variable Annuity Payment =	A * B
$1,000

Where: A =	The policy value as of the annuity commencement date.
	Assume	= $X
B =	The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
	Assume	= $Y

Then, the first Monthly Variable Annuity Payment =	$X * $Y = $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where: A =	The dollar amount of the first monthly Variable Annuity Payment.
	Assume	= $X
B =	The annuity unit value for the Valuation Date on which the first monthly payment is due.
	Assume	= $Y

Then, the number of annuity units =	$X = Z
$Y

BENEFICIARY EARNINGS ENHANCEMENT RIDER—ADDITIONAL

INFORMATION

The following examples illustrate the Beneficiary Earnings Enhancement additional death benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount. The client is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender	$150,000
Rider Earnings on Date of Surrender (Policy Value – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Policy Value on date of death benefit calculation – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations	$75,000
Rider Earnings (= Policy Value on date of death benefit calculation – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings as of the date of the death benefit calculations = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

BENEFICIARY EARNINGS ENHANCEMENT—EXTRA II RIDER—ADDITIONAL

INFORMATION

Assume the Beneficiary Earnings Enhancement- Extra II is added to a new policy opened with $100,000 initial premium. The client is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the

Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 premium in the 3rd Rider Year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds is $145,000.

EXAMPLE

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $140,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Putnam VT Money Market Fund subaccount for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Putnam VT Money Market Fund subaccount will be lower than the yield for the Putnam VT Money Market Fund portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments withdrawn based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.

Transamerica may also disclose the effective yield of the Putnam VT Money Market Fund subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS =	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES =	Per unit expenses of the subaccount for the 7-day period.

UV =	The unit value on the first day of the 7-day period.

The yield on amounts held in the Putnam VT Money Market Fund subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Putnam VT Money Market Fund subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Putnam VT Money Market Fund portfolio, the types and quality of portfolio securities held by the Putnam VT Money Market portfolio and its operating expenses. For the seven days ended December 31, 2002, the yield of the Putnam VT Money Market subaccount was (0.453%), and the effective yield was (0.452%) for the Return of Premium Death Benefit with a total mortality and expense fee and administrative charge of 1.25%. For the seven days ended December 31, 2002, the yield of the Putnam VT Money Market subaccount was (0.597%), and the effective yield was (0.595%) for the Annual Step-Up Death Benefit with a total mortality and expense fee and administrative charge of 1.40%. There is no yield or effective yield for the Annual Step-Up Death Benefit with a total mortality and expense fee and administrative charge of 1.50%; or Return of Premium Death Benefit with a total mortality and expense fee and administrative charge of 1.30% for the seven days ended December 31, 2002, because those death benefits were not available during that period.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Putnam VT Money Market subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charge and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI – ES)/(U * UV)) + 1)6 –1)

Where:

NI =	Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.

ES =	Expenses of the subaccount for the 30-day period.

U =	The average number of units outstanding.

UV =	The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments withdrawn based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount’s actual yield is affected by the types and quality of its investments and its operating expenses.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the subaccount’s underlying fund portfolios, and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	= The average annual total return net of subaccount recurring charges.

ERV	= The ending redeemable value of the hypothetical account at the end of the period.

P	= A hypothetical initial payment of $1,000.

N	= The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

CTR = (ERV/P) – 1

Where:

CTR	= The cumulative total return net of subaccount recurring charges for the period.

ERV	= The ending redeemable value of the hypothetical investment at the end of the period.

P	= A hypothetical initial payment of $1,000.

All non-standardized performance data will only be advertised if the standardized performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica’s contract liabilities and reserves so that the Division may determine the items are correct. Transamerica’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

The policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the policies is continuous and Transamerica does not anticipate discontinuing the offering of the policies, however, Transamerica reserves the right to do so.

AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the policies and may enter into agreements with broker-dealers for the distribution of the policies. During 2002, 2001, and 2000, the amount paid to AFSG Securities Corporation and /or the broker-dealers for the services related to Portfolio Select Variable Annuity policies was $15,613,854.17, $7,503,934.91, and $10,464,203.33, respectively.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

Transamerica makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment options or charges.

CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the policies.

INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial statements of certain subaccounts of the Retirement Builder Variable Annuity Account which are available for investment by the Portfolio Select Variable Annuity contract owners as of December 31, 2002, and for the periods indicated thereon, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309.

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest of owners in the separate account will be affected solely by the investment results of the selected subaccount(s). The financial statements of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

Financial Statements and Schedules—Statutory Basis

Transamerica Life Insurance Company

Years Ended December 31, 2002, 2001, and 2000

Transamerica Life Insurance Company

Financial Statements and Schedules—Statutory Basis

Years Ended December 31, 2002, 2001, and 2000

Contents

Report of Independent Auditors	1

Audited Financial Statements

Balance Sheets—Statutory Basis	3
Statements of Operations—Statutory Basis	5
Statements of Changes in Capital and Surplus—Statutory Basis	6
Statements of Cash Flow—Statutory Basis	7
Notes to Financial Statements—Statutory Basis	9

Statutory-Basis Financial Statement Schedules

Summary of Investments—Other Than Investments in Related Parties	45
Supplementary Insurance Information	46
Reinsurance	47

Report of Independent Auditors

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company, an indirect, wholly-owned subsidiary of AEGON N.V., as of December 31, 2002 and 2001, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2002. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Life Insurance Company at December 31, 2002 and 2001, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2002.

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2002, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2002 Transamerica Life Insurance Company changed various accounting policies to be in accordance with Actuarial Guideline 39.

As discussed in Note 2 to the financial statements, in 2001 Transamerica Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Division, Department of Commerce, of the State of Iowa.

/s/    ERNST & YOUNG LLP

Des Moines, Iowa

February 14, 2003

2

Transamerica Life Insurance Company

Balance Sheets—Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2002	2001
Admitted assets
Cash and invested assets:
Cash and short-term investments	$614,687	$193,296
Bonds	18,782,977	12,891,333
Preferred stocks:
Affiliated entities	991	761
Other	94,353	51,786
Common stocks:
Affiliated entities (cost: 2002 – $18,313; 2001 – $10,015)	250	257
Other (cost: 2002 – $104,470; 2001 – $91,042)	103,197	93,367
Mutual funds sponsored by affiliated entities (cost: 2002 – $4,689; 2001 – $4,403)	3,882	3,947
Mortgage loans on real estate	2,661,200	2,063,388
Real estate:
Home office properties	7,295	7,374
Properties acquired in satisfaction of debt	26,406	15,082
Investment properties	12,852	30,034
Policy loans	59,664	59,034
Net short-term notes receivable from affiliates	183,000	140,000
Other invested assets	517,285	413,500

Total cash and invested assets	23,068,039	15,963,159

Premiums deferred and uncollected	14,620	13,860
Accrued investment income	315,741	165,836
Reinsurance receivable	1,883	20,792
Federal and foreign income tax recoverable	13,782	—
Net deferred income tax asset	111,460	33,961
Accrued capital contribution	200,000	—
Other admitted assets	15,460	13,469
Separate account assets	7,784,759	5,304,781

Total admitted assets	$31,525,744	$21,515,858

3

	December 31
	2002	2001
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$2,438,160	$2,251,299
Annuity	11,786,082	7,402,612
Accident and health	466,263	384,234
Policy and contract claim reserves:
Life	17,458	13,561
Accident and health	29,712	28,202
Liabilities for deposit-type contracts	7,060,714	4,773,460
Other policyholders’ funds	2,460	2,147
Remittances and items not allocated	351,031	412,696
Asset valuation reserve	60,506	58,872
Interest maintenance reserve	—	26,415
Other liabilities	288,602	131,216
Reinsurance in unauthorized companies	3,453	1,605
Federal and foreign income taxes payable	—	32,064
Funds held under coinsurance and other reinsurance treaties	62,575	13,403
Transfers from separate accounts due or accrued	(328,108)	(150,654)
Payable for securities	36,001	119,715
Payable to affiliates	878	6,694
Separate account liabilities	7,740,502	5,259,079

Total liabilities	30,016,289	20,766,620

Capital and surplus:
Common stock, $10 per share par value, 500,000 shares authorized, 223,500 issued and outstanding shares	2,235	2,235
Preferred stock, $10 per share par value, 42,500 shares authorized, issued and outstanding	425	425
Surplus notes	575,000	—
Paid-in surplus	934,282	534,282
Unassigned surplus (deficit)	(2,487)	212,296

Total capital and surplus	1,509,455	749,238

Total liabilities and capital and surplus	$31,525,744	$21,515,858

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Operations—Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$517,384	$554,684	$882,537
Annuity	8,304,910	4,118,905	3,223,121
Accident and health	145,949	150,586	152,293
Net investment income	1,091,577	825,953	527,313
Amortization of interest maintenance reserve	1,447	3,503	3,867
Commissions and expense allowances on reinsurance ceded	29,704	(6,941)	19,668
Income from fees associated with investment management, administration and contract guarantees for separate accounts	81,946	60,188	62,982
Other income	182,409	167,901	7,274

	10,355,326	5,874,779	4,879,055
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	142,567	127,370	111,054
Surrender benefits	963,589	1,194,122	1,315,484
Other benefits	477,982	356,649	205,110
Increase in aggregate reserves for policies and contracts:
Life	186,782	141,397	556,724
Annuity	4,298,123	2,730,317	541,540
Accident and health	82,029	78,869	50,794
Other	—	—	5,986
Increase in liability for premium and other deposit funds	—	—	1,183,833

	6,151,072	4,628,724	3,970,525
Insurance expenses:
Commissions	521,704	290,622	196,101
General insurance expenses	101,855	81,737	58,019
Taxes, licenses and fees	15,630	15,934	26,740
Net transfers to separate accounts	3,540,518	823,622	515,325
Other expenses	23,294	14,980	240

	4,203,001	1,226,895	796,425

Total benefits and expenses	10,354,073	5,855,619	4,766,950
Gain from operations before dividends to policyholders, federal income tax expenses (benefit) and net realized capital losses on investments	1,253	19,160	112,105
Dividends to policyholders	497	545	536

Gain from operations before federal income tax expense and net realized capital losses	756	18,615	111,569
Federal income tax expense	19,389	28,149	51,251

Gain (loss) from operations before net realized capital losses on investments	(18,633)	(9,534)	60,318
Net realized capital losses on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve	(102,519)	(107,276)	(9,474)

Net income (loss)	$(121,152)	$(116,810)	$50,844

See accompanying notes.

5

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus—Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at January 1, 2000	$2,660	$—	$—	$154,282	$197,713	$354,655
Net income	—	—	—	—	50,844	50,844
Change in net unrealized capital gains/losses	—	—	—	—	(19,784)	(19,784)
Change in non-admitted assets	—	—	—	—	(1,210)	(1,210)
Change in asset valuation reserve	—	—	—	—	(2,999)	(2,999)
Tax benefit on stock options exercised	—	—	—	—	1,438	1,438
Change in surplus in separate accounts	—	—	—	—	(224)	(224)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(495)	(495)
Capital contribution	—	—	—	100,000	—	100,000

Balance at December 31, 2000	2,660	—	—	254,282	225,283	482,225
Net loss	—	—	—	—	(116,810)	(116,810)
Change in net unrealized capital gains/losses	—	—	—	—	(10,700)	(10,700)
Change in non-admitted assets	—	—	—	—	(51,381)	(51,381)
Change in asset valuation reserve	—	—	—	—	47,320	47,320
Tax benefit on stock options exercised	—	—	—	—	897	897
Change in surplus in separate accounts	—	—	—	—	(3,378)	(3,378)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(1,110)	(1,110)
Change in net deferred income tax	—	—	—	—	64,840	64,840
Cumulative effect of changes in accounting principles	—	—	—	—	23,045	23,045
Dividends to stockholder	—	—	—	—	(3,000)	(3,000)
Exchange of common stock for preferred stock	(425)	425	—	—	—	—
Reinsurance transactions	—	—	—	—	37,290	37,290
Capital contribution	—	—	—	280,000	—	280,000

Balance at December 31, 2001	2,235	425	—	534,282	212,296	749,238
Net loss	—	—	—	—	(121,152)	(121,152)
Change in net unrealized capital gains/losses	—	—	—	—	(68,482)	(68,482)
Change in non-admitted assets	—	—	—	—	(40,354)	(40,354)
Change in asset valuation reserve	—	—	—	—	(1,634)	(1,634)
Change in surplus in separate accounts	—	—	—	—	(2,521)	(2,521)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	(1,848)	(1,848)
Change in net deferred income tax	—	—	—	—	109,575	109,575
Cumulative effect of changes in accounting principles	—	—	—	—	(65,363)	(65,363)
Change in reserve on account of change in valuation basis	—	—	—	—	(18,990)	(18,990)
Issuance of surplus notes	—	—	575,000	—	—	575,000
Reinsurance transactions	—	—	—	—	(4,120)	(4,120)
Capital contribution	—	—	—	400,000	—	400,000
Tax benefit on stock options exercised	—	—	—	—	106	106

Balance at December 31, 2002	$2,235	$425	$575,000	$934,282	$(2,487)	$1,509,455

See accompanying notes.

6

Transamerica Life Insurance Company

Statements of Cash Flow—Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Operating activities
Premiums and other considerations received, net of reinsurance	$8,933,379	$4,802,420	$4,208,600
Allowances and reserve adjustments received on reinsurance ceded	25,667	30,459	19,764
Investment income received	1,043,968	763,113	508,646
Other income received	182,511	168,351	44,960
Life and accident and health claims	(136,633)	(125,561)	(114,001)
Surrender benefits and other fund withdrawals	(1,346,732)	(1,330,575)	(1,315,484)
Annuity and other benefits to policyholders	(237,595)	(169,748)	(164,778)
Commissions, other expenses and taxes paid	(638,931)	(394,194)	(267,005)
Dividends paid to policyholders	(566)	(566)	(603)
Federal income taxes received (paid)	(65,130)	1,524	(45,190)
Net transfers to separate accounts	(3,635,930)	(797,040)	(477,575)
Other	11,416	17,495	(28,172)

Net cash provided by operating activities	4,135,424	2,965,678	2,369,162
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	20,458,498	7,553,214	4,817,369
Stocks	63,253	80,053	51,093
Mortgage loans on real estate	142,834	178,704	129,336
Real estate	3,696	587	2,042
Other invested assets	70,148	37,923	14,237
Miscellaneous proceeds	—	661	129

Total investment proceeds	20,738,429	7,851,142	5,014,206
Income taxes received (paid) on net realized capital gains(losses)	8,725	(8,658)	5,199

Net proceeds from sales, maturities, or repayments of investments	20,747,154	7,842,484	5,019,405
Cost of investments acquired:
Bonds	(26,453,740)	(13,464,536)	(6,985,975)
Stocks	(118,500)	(134,774)	(58,001)
Mortgage loans on real estate	(739,171)	(659,618)	(372,757)
Real estate	(2,261)	1,592	(149)
Other invested assets	(199,836)	(241,521)	(121,685)
Miscellaneous applications	(176,501)	(38,461)	—

Total cost of investments acquired	(27,690,009)	(14,537,318)	(7,538,567)
Net decrease (increase) in policy loans	(630)	(1,463)	2,300

Net cost of investments acquired	(27,690,639)	(14,538,781)	(7,536,267)

Net cash used in investing activities	(6,943,485)	(6,696,297)	(2,516,862)

7

Transamerica Life Insurance Company

Statements of Cash Flow—Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Financing and miscellaneous activities
Other cash provided:
Capital and surplus paid in	$775,000	$280,000	$100,000
Borrowed money	—	(6,200)	(138,300)
Deposits on deposit-type contract funds and other liabilities without life or disability contingencies	2,333,331	4,406,794	—
Other sources	317,218	354,709	338,402

Total cash provided	3,425,549	5,035,303	300,102
Other cash applied:
Dividends paid to stockholder	—	(3,000)	—
Withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	(74,026)	(944,380)	—
Other applications, net	(122,071)	(262,232)	(107,873)

Total other cash applied	(196,097)	(1,209,612)	(107,873)

Net cash provided by financing and miscellaneous activities	3,229,452	3,825,691	192,229

Net increase in cash and short-term investments	421,391	95,072	44,529
Cash and short-term investments at beginning of year	193,296	98,224	53,695

Cash and short-term investments at end of year	$614,687	$193,296	$98,224

See accompanying notes.

8

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company) is a stock life insurance company and is a wholly-owned subsidiary of Transamerica Holding Company, LLC (Transamerica Holding) which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia and Guam. Sales of the Company’s products are primarily through the Company’s agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

9

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC) for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, changes in prepayment assumptions were accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

10

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus (deficit) rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

11

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus (deficit). Under GAAP, such assets are included in the balance sheet.

12

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies are reflected in other benefits. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Effective January 1, 2001, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the

13

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies and affiliated mutual funds are carried at market value and the related unrealized capital gains or losses are reported in unassigned surplus. Stocks of affiliated companies are carried at equity in the underlying

14

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

net assets. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets. Other “admitted assets” are valued principally at cost.

Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in market value that is other than temporary, the carrying value of the investment is reduced to its estimated realizable value, or fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2002 and 2001, the Company excluded investment income due and accrued of $34,280 and $16,146, respectively, with respect to such practices.

15

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. These swaps meet hedge accounting rules and are not marked to their current market value in the financial statements. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company issues a product that provides the customer a return based on the Standard & Poors (S&P) 500 Index. The Company uses swaps that allow for an exchange of the increase in the S&P 500 Index over the life of the contract for payments based upon LIBOR rates. The Company has designated this swap as a hedge and, as such, the change in the value of the contract is recorded consistent with the related liability. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses are included in income in the period they are incurred.

The Company also utilizes credit default swaps in replication transactions. A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap. A premium is received by the Company on a periodic basis and recognized in investment income. In the event that the representative issuer defaults on its obligation referenced in the credit default swap contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

The Company has entered into interest rate cap agreements to hedge the exposure of changing interest rates. The cash flows from the interest rate caps will help offset losses that might occur from changes in interest rates. The cost of such agreement is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. The unamortized cost of the agreement is included in other invested assets.

16

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to 8.75 percent and mortality rates, where appropriate, from a variety of tables.

17

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus (deficit) and will be amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

18

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

Premiums and Annuity Considerations

Subsequent to January 1, 2001, revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. These revenues are recognized when due. Premiums received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Prior to January 1, 2001, all life, annuity, accident and health premiums are recognized as revenue when due.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus (deficit).

Reclassifications

Certain reclassifications have been made to the 2001 and 2000 financial statements to conform to the 2002 presentation.

19

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

2. Accounting Changes

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Iowa. Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Iowa insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus (deficit) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus, of $23,045 as of January 1, 2001. This amount included the establishment of deferred income tax assets of $19,124 and the release of mortgage loan prepayment fees from the IMR of $11,151, offset by the release of mortgage loan origination fees of $3,100, bond writedowns of $3,490, and the establishment of a vacation accrual of $640.

On December 31, 2002, the Company adopted the provisions of Actuarial Guideline 39 (“Guideline 39”). The purpose of Guideline 39 is to interpret the standards for the valuation of reserves for guaranteed living benefits included in variable deferred and immediate annuity contracts. The Company had previously provided reserves for such guarantees based on the accumulation of the amount charged to policyholders for these benefits. The cumulative effect of adopting Guideline 39 on December 31, 2002, was to increase reserves by $65,363, which was charged directly to unassigned surplus (deficit) as a change in accounting principle.

20

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

2. Accounting Changes (continued)

Effective January 1, 2003, the Company will adopt the provisions of Statutory Statement of Accounting Principles (SSAP) No. 86, Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions. SSAP No. 86 supercedes SSAP No. 31, Derivative Instruments, and is effective for derivative transactions entered into or modified on or after January 1, 2003. SSAP No. 31 continues to apply to derivative transactions in place prior to January 1, 2003, however the Company can elect to apply SSAP No. 86 to these transactions as well. The Company has elected to adopt SSAP No. 86 for all existing and future derivative transactions. SSAP No. 86 adopts the general framework of Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivatives and Hedging Activities, which addresses the accounting for derivatives in accordance with accounting principles generally accepted in the United States. SSAP No. 86 differs from SFAS No. 133 in that it allows the derivative instrument be carried consistent with the hedged item rather than at fair value. SSAP No. 86 also does not require the separate accounting for embedded derivatives as required by SFAS No. 133. The Company believes that the adoption of this statement will not have a material impact on the Company’s financial condition or results of operations in future periods.

3. Capital Structure

During 2001, the Company exchanged 42,500 shares of its common stock with 42,500 shares of preferred stock. The par value of the preferred stock is $10 per share and the liquidation value is equal to $1,364.70 per share. This per share liquidation value shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the shares of preferred stock have no right to cause mandatory or optional redemption of the shares. At December 31, 2002, cumulative unpaid dividends relating to the preferred shares were $5,942.

At December 31, 2002, the Company accrued $200,000 for a capital contribution receivable from its parent. This capital contribution has been carried as an admitted asset based on approval from the Insurance Division, Department of Commerce, of the State of Iowa and receipt of the capital contribution prior to the filing of the annual statement, in accordance with SSAP No. 72.

21

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

3. Capital Structure (continued)

During 2002, the Company received $575,000 from Transamerica Holding in exchange for surplus notes. These notes are due 20 years from the date of issuance and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. Additional information related to the surplus notes at December 31, 2002 is as follows:

Date Issued	Interest Rate	Original Amount of Notes	Balance Out- standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$275,000	$—	$—	$4,125
December 30, 2002	6.0	300,000	300,000	—	—	50

Total		$575,000	$575,000	$—	$—	$4,175

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

22

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

4. Fair Values of Financial Instruments (continued)

Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds, are based on quoted market prices.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements. The related carrying value of these items is included with other invested assets.

Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Net short-term receivable from affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying amount.

Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

23

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

4. Fair Values of Financial Instruments (continued)

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2002		2001
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$614,687	$614,687	$193,296	$193,296
Bonds	18,782,977	19,176,826	12,891,333	12,936,983
Preferred stocks, other than affiliates	94,353	92,279	51,786	49,549
Common stocks, other than affiliates	103,197	103,197	93,367	93,367
Mutual funds sponsored by affiliated entities	3,882	3,882	3,947	3,947
Mortgage loans on real estate	2,661,200	2,895,363	2,063,388	2,117,378
Policy loans	59,664	59,664	59,034	59,034
Net short-term notes receivable from affiliates	183,000	183,000	140,000	140,000
Interest rate caps	72	9	1,406	3
Swaps	(89,890)	(126,004)	(29,268)	(140,307)
Separate account assets	7,784,759	7,784,759	5,304,781	5,304,781

Liabilities
Investment contract liabilities	18,846,796	18,894,175	12,176,072	12,109,052
Separate account annuity liabilities	6,253,739	6,248,530	4,172,376	4,102,548

24

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2002
Bonds:
United States Government and agencies	$943,736	$11,094	$3,766	$951,064
State, municipal, and other government	472,741	42,834	18,952	496,623
Public utilities	1,005,793	56,296	50,462	1,011,627
Industrial and miscellaneous	8,534,474	472,777	114,699	8,892,552
Mortgage and other asset-backed securities	7,826,233	157,025	158,298	7,824,960

	18,782,977	740,026	346,177	19,176,826
Preferred stocks	94,353	249	2,323	92,279
Affiliated preferred stocks	991	—	—	991

	$18,878,321	$740,275	$348,500	$19,270,096

December 31, 2001
Bonds:
United States Government and agencies	$116,098	$1,806	$889	$117,015
State, municipal, and other government	245,626	13,251	16,610	242,267
Public utilities	922,762	20,165	12,901	930,026
Industrial and miscellaneous	5,598,744	123,985	94,570	5,628,159
Mortgage and other asset-backed securities	6,008,103	61,403	49,990	6,019,516

	12,891,333	220,610	174,960	12,936,983
Preferred stocks	51,786	254	2,491	49,549
Affiliated preferred stocks	761	—	—	761

	$12,943,880	$220,864	$177,451	$12,987,293

25

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$201,013	$203,750
Due after one year through five years	3,745,339	3,857,772
Due after five years through ten years	4,613,891	4,857,979
Due after ten years	2,396,501	2,432,365

	10,956,744	11,351,866
Mortgage and other asset-backed securities	7,826,233	7,824,960

	$18,782,977	$19,176,826

A detail of net investment income is presented below:

	Year Ended December 31
	2002	2001	2000
Interest on bonds and preferred stock	$956,905	$684,756	$421,931
Dividends on equity investments	2,065	1,362	644
Interest on mortgage loans	161,211	147,811	111,356
Rental income on real estate	8,253	8,289	8,070
Interest on policy loans	3,945	4,269	4,248
Other investment income	12,230	16,058	4,549

Gross investment income	1,144,609	862,545	550,798

Less investment expenses	53,032	36,592	23,485

Net investment income	$1,091,577	$825,953	$527,313

26

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2002	2001	2000
Proceeds	20,462,679	$7,556,980	$4,817,508

Gross realized gains	$152,259	$82,314	$24,440
Gross realized losses	(250,673)	(123,094)	(55,422)

Net realized losses	$(98,414)	$(40,780)	$(30,982)

Gross realized losses for the years ended December 31, 2002 and 2001 include $103,424 and $86,275, respectively, which relates to losses recognized on other than temporary declines in market value of debt securities.

At December 31, 2002, investments with an aggregate carrying value of $57,201 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains/losses on investments are summarized below:

	Realized
	Year Ended December 31
	2002	2001	2000
Bonds and preferred stocks	$(98,414)	$(40,780)	$(30,982)
Equity securities	3,695	6,266	5,551
Mortgage loans on real estate	374	—	2,659
Real estate	(3,193)	399	220
Short-term investments	—	661	9
Other invested assets	(47,253)	(40,788)	(7,690)

	(144,791)	(74,242)	(30,233)

Tax effect	8,725	(8,658)	5,199
Transfer from (to) interest maintenance reserve	33,547	(24,376)	15,560

Net realized losses	$(102,519)	$(107,276)	$(9,474)

27

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

	Change in Unrealized
	Year Ended December 31
	2002	2001	2000
Bonds	$27,211	$15,112	$(20,789)
Preferred stocks	(3,606)	3,437	4,462
Common stocks	(3,598)	(7,270)	(249)
Affiliated entities	(129)	(15,246)	(3,506)
Mortgage loans on real estate	452	(834)	296
Other invested assets	(28,463)	712	183
Real estate	298	—	(181)
Derivative instruments	(60,647)	(6,611)	—

Change in unrealized gains/losses	$(68,482)	$(10,700)	$(19,784)

Gross unrealized gains and gross unrealized losses on unaffiliated common stocks are as follows:

	December 31
	2002	2001
Unrealized gains	$1,703	$4,025
Unrealized losses	(2,976)	(1,700)

Net unrealized gains (losses)	$(1,273)	$2,325

During 2002, the Company issued mortgage loans with interest rates ranging from 3.65% to 7.77%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 84%. Mortgage loans with a carrying value of $31,999 were non-income producing for the previous 180 days. Accrued interest of $2,531 related to these mortgage loans was excluded from investment income at December 31, 2002. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

28

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

At December 31, 2002 and 2001, the Company held a mortgage loan loss reserve in the asset valuation reserve of $18,989 and $18,991, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution				Property-Type Distribution
	December 31			December 31
	2002	2001		2002	2001
South Atlantic	27%	30%	Office	42%	42%
Pacific	24	28	Industrial	19	18
E. North Central	14	14	Apartment	18	16
Mountain	11	8	Retail	16	19
Middle Atlantic	10	9	Other	5	5
W. North Central	6	3
W. South Central	4	4
New England	3	3
E. South Central	1	1

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. These instruments include interest rate swaps and caps. All involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company enters into various interest-rate swap agreements in the normal course of business primarily as a means of managing its interest rate exposure. Interest rate swap agreements generally involve the periodic exchange of fixed rate interest and floating rate interest payments by applying a specified market index to the underlying contract or notional amount, without exchanging the underlying notional amounts. Interest rate swap agreements are intended primarily for asset and liability management. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial assets is recorded on an accrual basis as a component of net investment income. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial liabilities is recorded as interest income. While

29

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

the Company is not exposed to credit risk with respect to the notional amounts of the interest rate swap agreements, the Company is subject to credit risk from potential nonperformance of counterparties throughout the contract periods. The amounts potentially subject to such credit risk are much smaller than the notional amounts. The Company controls this credit risk by entering into transactions with only a selected number of high quality institutions, establishing credit limits and maintaining collateral when appropriate. Generally, the Company is subject to basis risk when an interest rate swap agreement is funded.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another, based upon an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. These swaps meet hedge accounting rules and are not marked to their current market value in the financial statements. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company may invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Each mortgage loan is hedged individually and the relevant terms of the asset and derivative must be the same. These caps require a premium to be paid at the onset of the contract and the Company benefits from the receipt of payments should rates rise above the strike rate. These derivatives meet hedge accounting rules and are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

The Company may issue foreign denominated assets or liabilities. Cross currency swaps are utilized to convert the asset or liability to a U.S. dollar denominated security. A cash payment is often exchanged at the outset of the swap contract that represents the present value of cash flows of the instrument. This may result because the derivative is being purchased between coupon periods or the rates in the swap are not at market. A single net payment is exchanged each due date as well as at the end of the contract. Each asset or liability is hedged individually and terms of the swap must substantially meet the terms of the underlying instrument. These swaps meet hedge accounting rules and are carried at

30

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

book value. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company also utilizes credit default swaps in replication transactions. At December 31, 2002, the Company had replicated assets with a fair value of $221,709 and credit default swaps with a fair value of $(4,161). At December 31, 2001, the Company did not have any outstanding replication transactions. During the year ended December 31, 2002, 2001, and 2000, the Company recognized capital losses in the amount of $ -0-, $20,125 and $ -0- related to replication transactions.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company’s exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. This exposure includes settlement risk (risk that the counterparty defaults after the Company has delivered funds or securities under the terms of the contract) which results in an accounting loss and replacement cost risk (cost to replace the contract at current market rates should the counterparty default prior to the settlement date). There is no off-balance sheet exposure to credit risk that would result in an immediate accounting loss (settlement risk) associated with counterparty nonperformance on interest rate swap agreements. Interest rate swap agreements are subject to replacement cost risk, which equals the cost to replace those contracts in a net gain position should a counterparty default. These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. At December 31, 2002, the aggregate credit exposure for these instruments was $170,472.

At December 31, 2002 and 2001, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2002	2001
Derivative securities:
Interest rate and currency swaps:
Receive fixed – pay floating	$3,907,327	$2,235,687
Receive floating – pay fixed	3,770,710	2,283,912
Receive floating (uncapped) – pay floating (capped)	3,262,219	1,808,116
Receive floating (LIBOR) – pay floating (S&P)	45,000	45,000
Interest rate cap agreements	33,904	541,172

31

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2002	2001	2000
Direct premiums	$9,070,709	$4,855,609	$3,205,023
Reinsurance assumed	249,010	261,194	1,177,833
Reinsurance ceded	(351,476)	(292,628)	(124,905)

Net premiums earned	$8,968,243	$4,824,175	$4,257,951

The Company received reinsurance recoveries in the amount of $122,531, $135,889, and $123,039 during 2002, 2001, and 2000, respectively. At December 31, 2002 and 2001, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $4,238 and $5,419, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2002 and 2001 of $1,468,069 and $1,447,904, respectively.

At December 31, 2002, amounts recoverable from unauthorized reinsurers of $4,315 (2001 – $5,747) and reserve credits for reinsurance ceded of $142,819 (2001 – $115,987) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $51,333 at December 31, 2002, that can be drawn on for amounts that remain unpaid for more than 120 days.

32

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance (continued)

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation of future guaranteed minimum death benefits included in certain of its variable annuity contracts. The difference between the initial premiums ceded of $13,402 and the reserve credit taken of $64,235 was credited directly to unassigned surplus on a net of tax basis. During 2002, $3,304 of the initial gain was amortized into earnings, with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit of $80,000.

Additionally, in 2001, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The gain from this transaction of $4,249 was credited directly to unassigned surplus. During 2002, $816 of the initial gain was amortized into earnings, with a corresponding charge to unassigned surplus.

7. Income Taxes

The main components of net deferred income taxes:

	December 31
	2002	2001
Deferred income tax assets:
Guaranty funds	$5,445	$6,362
Non-admitted assets	6,401	1,711
Loss carryforwards	23,244	—
Deferred acquisition costs	136,324	105,210
Reserves	69,185	32,767
Unrealized capital losses	78,471	61,483
Other	7,196	7,609

Total deferred income tax assets	326,266	215,142

Deferred income tax assets – nonadmitted	181,489	149,413

Deferred income tax liabilities:
Partnerships	721	1,335
Real estate	1,217	1,222
Unrealized capital gains	29,544	29,184
Other	1,835	27

Total deferred income tax liabilities	$33,317	$31,768

33

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2002	2001
Change in net deferred income tax asset	$109,574	$64,840

Change in deferred income tax assets - nonadmitted	32,076	50,003

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

	Year ended December 31
	2002	2001	2000
Income tax computed at federal statutory rate (35%)	$265	$6,515	$39,049
Deferred acquisition costs – tax basis	30,953	22,560	24,629
Depreciation	(148)	104	(207)
Dividends received deduction	(2,413)	(2,228)	(1,802)
IMR amortization	(506)	(1,226)	(1,353)
Investment income items	(4,934)	(4,937)	(3,866)
Low income housing credits	(6,051)	(5,725)	(4,328)
Prior year under (over) accrual	740	(918)	(3,947)
Reinsurance transactions	(1,442)	13,051	—
Tax reserve adjustment	4,675	2,705	2,569
Other	(1,750)	(1,752)	507

Federal income tax expense	$19,389	$28,149	$51,251

34

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined in the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. The examination fieldwork for 1996 through 1997 has been completed and a protest of findings has been filed with the Appeals Office of the Internal Revenue Service. An examination is underway for 1998 through 2000.

Capital loss carryforwards of $64,412 originated during 2002 and will expire in 2007 if unused.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements for income deferred in the PSA ($20,387 at December 31, 2002). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $7,135.

35

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relate to liabilities established on a variety of the Company’s annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

	December 31
	2002		2001
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$1,684,200	6%	$567,505	3%
Subject to discretionary withdrawal at book value less surrender charge	7,425,333	28	4,359,812	25
Subject to discretionary withdrawal at market value	5,926,569	22	3,869,101	22
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	4,281,342	16	3,845,030	22
Not subject to discretionary withdrawal provision	7,278,306	28	5,061,818	28

	26,595,750	100%	17,703,266	100%

Less reinsurance ceded	1,378,208		1,411,628

Total policy reserves on annuities and deposit-type liabilities	$25,217,542		$16,291,638

Included in the liability for deposit-type contracts at December 31, 2002 and 2001 are approximately $5,141,000 and $3,405,000, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance is used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2002, the contractual maturities were 2003 - $770,000; 2004 - $150,000; 2005 - $780,000; 2006 $1,140,000; 2007 - $1,370,000 and thereafter - $931,000.

36

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2002, 2001, and 2000 is as follows:

	Guaranteed Separate Account	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2002	$175,000	$2,958,899	$3,133,899

Reserves for separate accounts with assets at:
Fair value	$—	$6,953,417	$6,953,417
Amortized cost	369,996	—	369,996

Total	$369,996	$6,953,417	$7,323,413

Premiums, deposits, and other considerations for the year ended December 31, 2001	$59,498	$1,221,739	$1,281,237

Reserves for separate accounts with assets at:
Fair value	$—	$4,574,436	$4,574,436
Amortized cost	175,950	—	175,950

Total	$175,950	$4,574,436	$4,750,386

Premiums, deposits, and other considerations for the year ended December 31, 2000	$100,000	$743,550	$843,550

Reserves for separate accounts with assets at:
Fair value	$—	$4,273,977	$4,273,977
Amortized cost	106,754	—	106,754

Total	$106,754	$4,273,977	$4,380,731

37

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2002	2001	2000
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$3,133,334	$1,281,237	$843,530
Transfers from separate accounts	402,618	(456,777)	(325,645)

Net transfers to separate accounts	3,535,952	824,460	517,885
Miscellaneous reconciling adjustments	4,566	(838)	(2,560)

Transfers as reported in the summary of operations of the life, accident and health annual statement	$3,540,518	$823,622	$515,325

At December 31, 2002, the Company had separate account annuities with guaranteed living benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
Guaranteed minimum income benefit	$4,684,220	$79,728	$—
Guaranteed premium accumulation fund	21,052	2,892	—

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2002 and 2001, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

38

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2002
Life and annuity:
Ordinary direct first year business	$3,909	$2,741	$1,168
Ordinary direct renewal business	18,510	5,270	13,240
Group life direct business	216	105	111

Total life and annuity	22,635	8,116	14,519
Accident and health:
Direct	101	—	101

Total accident and health	101	—	101

	$22,736	$8,116	$14,620

December 31, 2001
Life and annuity:
Ordinary direct first year business	$2,646	$1,788	$858
Ordinary direct renewal business	18,679	5,914	12,765
Group life direct business	245	116	129

Total life and annuity	21,570	7,818	13,752
Accident and health:
Direct	108	—	108

Total accident and health	108	—	108

	$21,678	$7,818	$13,860

At December 31, 2002 and 2001, the Company had insurance in force aggregating $121,707 and $65,715, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $3,813 and $2,139 to cover these deficiencies at December 31, 2002 and 2001, respectively.

During 2002, the Company converted to a new reserve valuation system for fixed deferred annuities and variable annuities. The new valuation system, which provides for more precise calculations, caused general account reserves to increase by $18,990 and separate account reserves to increase by $914. The amounts relating to the general account were credited directly to unassigned surplus. The amounts related to the separate accounts are included in the change in surplus in separate accounts in the 2002 Statement of Changes in Capital and Surplus.

39

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

9. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2003, without the prior approval of insurance regulatory authorities, is $150,679.

The Company paid dividends to its parent of $3,000 in 2001.

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002, the Company meets the RBC requirements.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on expense in accordance with Statement of Financial Accounting Standards No. 87 as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $784, $665, and $457 for the years ended December 31, 2002, 2001, and 2000, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the

40

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

10. Retirement and Compensation Plans (continued)

plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $353, $314, and $310 for the years ended December 31, 2002, 2001, and 2000, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2002, 2001, and 2000 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $95, $94, and $41 for the years ended December 31, 2002, 2001, and 2000, respectively.

11. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2002, 2001, and 2000, the Company paid $57,691, $33,505, and $21,115, respectively, for these services, which approximates their costs to the affiliates.

41

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

11. Related Party Transactions (continued)

Payables to affiliates bear interest at the thirty-day commercial paper rate. During 2002, 2001, and 2000, the Company paid net interest of $2,292, $1,966, and $1,234, respectively, to affiliates.

During 2002 and 2001, the Company received capital contributions of $200,000 and $280,000, respectively, in cash from its parent. Also during 2002, the Company has accrued capital contributions of $200,000. In addition, in 2002, the Company received a surplus note of $575,000.

At December 31, 2002, the Company has net short-term notes receivable from an affiliate of $183,000. At December 31, 2001, the Company had net short-term notes receivable of $140,000. Interest on these notes accrues based on the 30-day commercial paper rate at the time of issuance.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $218,024 and $209,491 at December 31, 2002 and 2001, respectively.

12. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to defined benefit plan sponsors totaling $1,180,932 and $607,317 at December 31, 2002 and 2001, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees to provide benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company’s statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates.

42

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

12. Commitments and Contingencies (continued)

The Company may pledge assets as collateral for transactions involving funding agreements and reverse repurchase agreements. At December 31, 2002, the Company has pledged invested assets with a carrying value and market value of $1,251,633 and $1,249,984, respectively, in conjunction with these transactions.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2002 and 2001, the value of securities loaned amounted to $1,319,849 and $496,277, respectively.

The Company has contingent commitments for $151,470 at December 31, 2002 for joint ventures, partnerships, and limited liability companies.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $15,557 and $18,200 and an offsetting premium tax benefit of $7,236 and $7,316 at December 31, 2002 and 2001, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $(2,425), $(1,943), and $1,134 for the years ended December 31, 2002, 2001, and 2000, respectively.

43

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

(Formerly PFL Life Insurance Company)

Summary of Investments—Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2002

SCHEDULE I

Type of Investment	Cost(1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$964,033	$972,180	$964,033
States, municipalities and political subdivisions	1,263,086	1,282,169	1,263,086
Foreign governments	434,322	463,003	434,322
Public utilities	1,005,793	1,011,627	1,005,793
All other corporate bonds	15,111,509	15,443,155	15,111,509
Redeemable preferred stocks	94,353	92,279	94,353

Total fixed maturities	18,873,096	19,264,413	18,873,096

Equity securities
Common stocks:
Banks, trust and insurance	45,000	45,000	45,000
Industrial, miscellaneous and all other	59,470	58,197	58,197

Total equity securities	104,470	103,197	103,197

Mortgage loans on real estate	2,661,200		2,661,200
Real estate	46,553		46,553
Policy loans	59,664		59,664
Other long-term investments	517,285		517,285
Cash and short-term investments	614,687		614,687

Total investments	$22,876,955		$22,875,682

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

45

Transamerica Life Insurance Company

(Formerly PFL Life Insurance Company)

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2002
Individual life	$2,436,834	$—	$17,216	$516,751	$150,633	$309,835	$359,370
Individual health	310,926	10,881	12,570	98,628	17,831	103,672	30,235	$98,530
Group life and health	139,299	6,481	17,384	47,955	9,497	58,103	19,544	73,575
Annuity	11,786,084	—	—	8,304,909	913,616	5,679,462	3,793,852

	$14,673,143	$17,362	$47,170	$8,968,243	$1,091,577	$6,151,072	$4,203,001

Year ended December 31, 2001
Individual life	$2,249,755	$—	$13,452	$553,951	$146,877	$211,100	$658,786
Individual health	241,856	10,971	11,019	97,541	21,406	90,991	40,757	$97,144
Group life and health	125,564	7,387	17,292	53,778	12,054	61,171	24,416	52,600
Annuity	7,402,612	—	—	4,118,905	645,616	4,265,462	502,936

	$10,019,787	$18,358	$41,763	$4,824,175	$825,953	$4,628,724	$1,226,895

Year ended December 31, 2000
Individual life	$2,107,973	$—	$9,993	$881,370	$132,477	$649,924	$476,394
Individual health	179,488	10,825	11,585	88,222	14,132	71,399	39,427	$88,000
Group life and health	109,570	7,014	20,816	64,955	11,008	45,383	33,422	63,474
Annuity	4,577,664	—	—	3,223,404	369,696	3,203,819	247,182

	$6,974,695	$17,839	$42,394	$4,257,951	$527,313	$3,970,525	$796,425

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

46

Transamerica Life Insurance Company

(Formerly PFL Life Insurance Company)

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2002
Life insurance in force	$13,710,176	$2,010,948	$99,989	$11,799,217	1%

Premiums:
Individual life	$567,557	$54,771	$3,965	$516,751	1%
Individual health	98,530	1,054	1,152	98,628	1%
Group life and health	73,575	50,977	25,357	47,955	53%
Annuity	8,331,047	244,674	218,536	8,304,909	3%

	$9,070,709	$351,476	$249,010	$8,968,243	3%

Year ended December 31, 2001
Life insurance in force	$12,213,483	$1,679,015	$100,311	$10,634,779	1%

Premiums:
Individual life	$547,754	$(2,497)	$3,700	$553,951	1%
Individual health	98,925	2,167	783	97,541	1
Group life and health	127,085	85,018	11,711	53,778	22
Annuity	4,081,845	207,940	245,000	4,118,905	6

	$4,855,609	$292,628	$261,194	$4,824,175	5%

Year ended December 31, 2000
Life insurance in force	$9,477,758	$1,088,937	$70,808	$8,459,629	1%

Premiums:
Individual life	$882,584	$4,575	$3,361	$881,370	1%
Individual health	92,426	4,204	—	88,222	—
Group life and health	173,505	108,550	—	64,955	—
Annuity	2,056,508	7,576	1,174,472	3,223,404	36

	$3,205,023	$124,905	$1,177,833	$4,257,951	28%

47

FINANCIAL STATEMENTS

Retirement Builder Variable Annuity Account—

Portfolio Select Variable Annuity

Year Ended December 31, 2002

Retirement Builder Variable Annuity Account—

Portfolio Select Variable Annuity

Financial Statements

Year Ended December 31, 2002

Report of Independent Auditors

The Board of Directors and Contract Owners

of the Portfolio Select Variable Annuity,

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Retirement Builder Variable Annuity Account (comprised of AIM V.I. Capital Appreciation, AIM V.I. Core Equity, AIM V.I. International Growth, AIM V.I. Premier Equity, AIM V.I. Dent Demographic Trends, Alliance Premier Growth, Alliance Technology, Davis Value, Evergreen VA, Evergreen VA Foundation, Evergreen VA Growth and Income, Evergreen VA Global Leaders, Evergreen VA International Growth, Evergreen VA Capital Growth, Evergreen VA Growth, Evergreen VA High Income, Evergreen VA Blue Chip, Evergreen VA Omega, Federated American Leaders Fund II, Federated High Income Bond Fund II, MFS Emerging Growth, MFS Research, MFS Total Return, MFS Utilities, Oppenheimer Capital Appreciation, Oppenheimer Main Street Growth and Income, Oppenheimer Multiple Strategies, Oppenheimer Strategic Bond, Putnam VT Global Growth, Putnam VT Growth and Income, Putnam VT Growth Opportunities, Putnam VT Money Market, Putnam VT New Value, Fidelity—VIP High Income—Service Class, Fidelity—VIP Equity-Income— Service Class 2, Fidelity—VIP Growth—Service Class 2, Fidelity—VIP Index 500—Initial Class, Fidelity—VIP Investment Grade Bond—Initial Class, Fidelity—VIP Growth Opportunities—Service Class, Templeton Foreign Securities, Templeton Global Asset Allocation, Franklin Small Cap, and Templeton Developing Markets Securities subaccounts), which are available for investment by contract owners of the Portfolio Select Variable Annuity, as of December 31, 2002, and the related statements of operations for the year ended and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2002, by correspondence with the mutual funds’ transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Retirement Builder Variable Annuity Account which are available for investment by contract owners of the Portfolio Select Variable Annuity at December 31, 2002, and the results of their operations for the year ended and changes in their net assets for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

/s/    ERNST & YOUNG LLP

Des Moines, Iowa

January 31, 2003

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Core Equity Subaccount	AIM V.I. International Growth Subaccount	AIM V.I. Premier Equity Subaccount
Assets
Investment in securities:
Number of shares	241,076.771	662,999.044	232,151.029	1,428,983.334

Cost	$5,006,108	$19,143,932	$4,573,234	$42,900,951

Investments in mutual funds, at net asset value	$3,960,891	$11,264,354	$2,899,566	$23,178,110
Receivable for units sold	—	3	4	1,738

Total assets	3,960,891	11,264,357	2,899,570	23,179,848

Liabilities
Payable for units redeemed	9	—	—	—

	$3,960,882	$11,264,357	$2,899,570	$23,179,848

Net Assets:
Deferred annuity contracts terminable by owners	$3,960,882	$11,264,357	$2,899,570	$23,179,848

Total net assets	$3,960,882	$11,264,357	$2,899,570	$23,179,848

Accumulation units outstanding:
M&E—1.25%	1,003,091	2,314,812	866,923	5,044,388

M&E—1.40%	2,145,187	9,989,975	2,859,884	22,880,182

M&E—1.50%	1,294,402	239,226	119,495	583,275

M&E—1.75%	1,877	26,300	1,835	257

M&E—1.90%	38,417	14,290	100	100

M&E—2.00%	181,819	63,876	2,549	127,351

Accumulation unit value:
M&E—1.25%	$0.879634	$0.896403	$0.754396	$0.814652

M&E—1.40%	$0.874111	$0.890767	$0.749742	$0.809545

M&E—1.50%	$0.793896	$0.846280	$0.817887	$0.771063

M&E—1.75%	$0.792586	$0.844879	$0.816543	$0.769804

M&E—1.90%	$0.791807	$0.844047	$0.815738	$0.769049

M&E—2.00%	$0.791285	$0.843498	$0.815202	$0.768529

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	AIM V.I. Dent Demographic Trends Subaccount	Alliance Premier Growth Subaccount	Alliance Technology Subaccount	Davis Value Subaccount
Assets
Investment in securities:
Number of shares	262,851.373	225,053.646	139,567.634	1,339,453.085

Cost	$1,532,899	$4,784,465	$1,794,664	$12,328,069

Investments in mutual funds, at net asset value	$996,207	$3,891,178	$1,392,885	$10,983,515
Receivable for units sold	—	—	2	—

Total assets	996,207	3,891,178	1,392,887	10,983,515

Liabilities
Payable for units redeemed	7	51	—	10

	$996,200	$3,891,127	$1,392,887	$10,983,505

Net Assets:
Deferred annuity contracts terminable by owners	$996,200	$3,891,127	$1,392,887	$10,983,505

Total net assets	$996,200	$3,891,127	$1,392,887	$10,983,505

Accumulation units outstanding:
M&E—1.25%	791,279	1,075,986	668,423	3,577,649

M&E—1.40%	1,762,040	4,988,525	1,975,058	8,766,224

M&E—1.50%	99,788	1,160,902	657,320	2,143,926

M&E—1.75%	5,468	8,311	8,471	56,325

M&E—1.90%	30,796	100	82,238	24,123

M&E—2.00%	100	224,523	61,134	296,859

Accumulation unit value:
M&E—1.25%	$0.351838	$0.579386	$0.458515	$0.719044

M&E—1.40%	$0.350442	$0.436562	$0.272755	$0.716203

M&E—1.50%	$0.737206	$0.782376	$0.677233	$0.846245

M&E—1.75%	$0.735989	$0.781084	$0.676115	$0.844851

M&E—1.90%	$0.735266	$0.780314	$0.675445	$0.844021

M&E—2.00%	$0.734771	$0.779803	$0.675001	$0.843460

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Evergreen VA Subaccount	Evergreen VA Foundation Subaccount	Evergreen VA Growth and Income Subaccount	Evergreen VA Global Leaders Subaccount
Assets
Investment in securities:
Number of shares	126,656.387	1,366,914.878	261,900.517	260,259.347

Cost	$1,936,516	$20,018,280	$4,024,823	$3,548,578

Investments in mutual funds, at net asset value	$1,204,502	$15,733,190	$3,106,140	$2,555,747
Receivable for units sold	5	12	3	—

Total assets	1,204,507	15,733,202	3,106,143	2,555,747

Liabilities
Payable for units redeemed	—	—	—	4

	$1,204,507	$15,733,202	$3,106,143	$2,555,743

Net Assets:
Deferred annuity contracts terminable by owners	$1,204,507	$15,733,202	$3,106,143	$2,555,743

Total net assets	$1,204,507	$15,733,202	$3,106,143	$2,555,743

Accumulation units outstanding:
M&E—1.25%	325,082	4,053,723	818,438	809,253

M&E—1.40%	1,280,964	13,056,734	2,334,173	2,571,244

M&E—1.50%	26,963	563,734	248,572	223,059

M&E—1.75%	100	100	295	100

M&E—1.90%	100	100	27,078	4,702

M&E—2.00%	100	215,226	63,455	7,740

Accumulation unit value:
M&E—1.25%	$0.739718	$0.881708	$0.900727	$0.703474

M&E—1.40%	$0.735147	$0.876280	$0.895188	$0.699652

M&E—1.50%	$0.819451	$0.921886	$0.823986	$0.795874

M&E—1.75%	$0.818110	$0.920371	$0.822628	$0.794569

M&E—1.90%	$0.817307	$0.919465	$0.821817	$0.793789

M&E—2.00%	$0.816774	$0.918866	$0.821280	$0.793265

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Evergreen VA International Growth Subaccount	Evergreen VA Capital Growth Subaccount	Evergreen VA Growth Subaccount	Evergreen VA High Income Subaccount
Assets
Investment in securities:
Number of shares	233,340.934	617,491.805	442,475.814	268,795.007

Cost	$2,176,836	$8,511,568	$4,780,826	$2,661,964

Investments in mutual funds, at net asset value	$1,922,729	$6,668,911	$3,858,389	$2,669,134
Receivable for units sold	—	—	8	—

Total assets	1,922,729	6,668,911	3,858,397	2,669,134

Liabilities
Payable for units redeemed	17	28	—	1

	$1,922,712	$6,668,883	$3,858,397	$2,669,133

Net Assets:
Deferred annuity contracts terminable by owners	$1,922,712	$6,668,883	$3,858,397	$2,669,133

Total net assets	$1,922,712	$6,668,883	$3,858,397	$2,669,133

Accumulation units outstanding:
M&E—1.25%	351,807	1,360,803	703,160	452,018

M&E—1.40%	885,468	5,908,917	1,666,346	1,020,236

M&E—1.50%	594,082	1,306,303	1,253,527	661,644

M&E—1.75%	94,174	26,456	104,210	96,557

M&E—1.90%	47,024	1,816	44,414	16,523

M&E—2.00%	256,263	283,959	553,086	132,648

Accumulation unit value:
M&E—1.25%	$0.903150	$0.740492	$1.010700	$1.198218

M&E—1.40%	$0.898253	$0.736496	$1.005214	$1.192139

M&E—1.50%	$0.817435	$0.809447	$0.754006	$1.004980

M&E—1.75%	$0.816080	$0.808119	$0.752767	$1.003329

M&E—1.90%	$0.815284	$0.807321	$0.752028	$1.002337

M&E—2.00%	$0.814746	$0.806793	$0.751535	$1.001694

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Evergreen VA Blue Chip Subaccount	Evergreen VA Omega Subaccount	Federated American Leaders Fund II Subaccount	Federated High Income Bond Fund II Subaccount
Assets
Investment in securities:
Number of shares	175,604.038	325,975.788	264,651.694	1,152,372.881

Cost	$1,129,834	$4,037,886	$4,527,209	$9,391,927

Investments in mutual funds, at net asset value	$1,014,991	$3,517,279	$4,025,352	$8,158,800
Receivable for units sold	1	54	—	14

Total assets	1,014,992	3,517,333	4,025,352	8,158,814

Liabilities
Payable for units redeemed	—	—	413	—

	$1,014,992	$3,517,333	$4,024,939	$8,158,814

Net Assets:
Deferred annuity contracts terminable by owners	$1,014,992	$3,517,333	$4,024,939	$8,158,814

Total net assets	$1,014,992	$3,517,333	$4,024,939	$8,158,814

Accumulation units outstanding:
M&E—1.25%	119,781	861,059	1,328,548	2,139,707

M&E—1.40%	598,972	2,165,688	2,642,507	5,219,014

M&E—1.50%	519,521	1,199,673	929,534	691,494

M&E—1.75%	38,202	144,204	84,535	291,802

M&E—1.90%	4,079	54,335	43,550	176,804

M&E—2.00%	118,380	545,493	133,067	134,294

Accumulation unit value:
M&E—1.25%	$0.655360	$0.650923	$0.774023	$0.959348

M&E—1.40%	$0.653424	$0.648999	$0.770965	$0.932067

M&E—1.50%	$0.801961	$0.799021	$0.806165	$0.960258

M&E—1.75%	$0.800648	$0.797702	$0.804830	$0.958671

M&E—1.90%	$0.799853	$0.796918	$0.804043	$0.957738

M&E—2.00%	$0.799331	$0.796390	$0.803518	$0.957105

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	MFS Emerging Growth Subaccount	MFS Research Subaccount	MFS Total Return Subaccount	MFS Utilities Subaccount
Assets
Investment in securities:
Number of shares	787,059.600	680,004.708	1,736,011.253	819,891.770

Cost	$23,784,639	$13,456,571	$31,151,908	$16,360,858

Investments in mutual funds, at net asset value	$9,373,880	$7,330,451	$29,755,233	$9,863,298
Receivable for units sold	—	98	812	—

Total assets	9,373,880	7,330,549	29,756,045	9,863,298

Liabilities
Payable for units redeemed	15	—	—	2

	$9,373,865	$7,330,549	$29,756,045	$9,863,296

Net Assets:
Deferred annuity contracts terminable by owners	$9,373,865	$7,330,549	$29,756,045	$9,863,296

Total net assets	$9,373,865	$7,330,549	$29,756,045	$9,863,296

Accumulation units outstanding:
M&E—1.25%	2,348,802	1,646,701	6,301,349	2,852,550

M&E—1.40%	9,939,187	7,193,969	15,102,212	8,363,042

M&E—1.50%	169,209	158,166	4,604,049	247,161

M&E—1.75%	100	4,979	273,881	23,425

M&E—1.90%	13,055	17,269	52,467	31,297

M&E—2.00%	22,910	90,234	449,962	73,339

Accumulation unit value:
M&E—1.25%	$0.754215	$0.809309	$1.164533	$0.855434

M&E—1.40%	$0.749463	$0.804226	$1.157209	$0.850067

M&E—1.50%	$0.747254	$0.785362	$0.918785	$0.837601

M&E—1.75%	$0.746027	$0.784063	$0.917280	$0.836222

M&E—1.90%	$0.745290	$0.783294	$0.916387	$0.835401

M&E—2.00%	$0.744801	$0.782774	$0.915775	$0.834851

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Main Street Growth & Income Subaccount	Oppenheimer Multiple Strategies Subaccount	Oppenheimer Strategic Bond Subaccount
Assets
Investment in securities:
Number of shares	755,578.184	477,836.680	553,785.078	2,463,987.289

Cost	$30,040,294	$8,527,979	$8,182,930	$11,263,913

Investments in mutual funds, at net asset value	$20,113,491	$7,320,458	$7,287,812	$11,260,422
Receivable for units sold	—	78	—	—

Total assets	20,113,491	7,320,536	7,287,812	11,260,422

Liabilities
Payable for units redeemed	4,125	—	5	7

	$20,109,366	$7,320,536	$7,287,807	$11,260,415

Net Assets:
Deferred annuity contracts terminable by owners	$20,109,366	$7,320,536	$7,287,807	$11,260,415

Total net assets	$20,109,366	$7,320,536	$7,287,807	$11,260,415

Accumulation units outstanding:
M&E—1.25%	3,747,980	1,914,876	1,633,441	2,762,764

M&E—1.40%	12,235,842	4,113,581	4,211,231	6,104,591

M&E—1.50%	2,866,703	1,781,997	826,480	690,558

M&E—1.75%	119,024	101,926	26,166	199,463

M&E—1.90%	118,448	19,216	100	19,691

M&E—2.00%	490,871	356,377	127,361	183,912

Accumulation unit value:
M&E—1.25%	$1.086477	$0.916364	$1.101288	$1.147855

M&E—1.40%	$1.079661	$0.910614	$1.094508	$1.140615

M&E—1.50%	$0.786744	$0.805946	$0.897970	$1.030692

M&E—1.75%	$0.785445	$0.804617	$0.896493	$1.028999

M&E—1.90%	$0.784662	$0.803832	$0.895601	$1.027989

M&E—2.00%	$0.784156	$0.803297	$0.895022	$1.027306

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Putnam VT Global Growth Subaccount	Putnam VT Growth and Income Subaccount	Putnam VT Growth Opportunities Subaccount	Putnam VT Money Market Subaccount
Assets
Investment in securities:
Number of shares	636,008.271	219,473.840	362,364.050	14,330,258.610

Cost	$9,404,516	$4,788,170	$1,988,455	$14,330,259

Investments in mutual funds, at net asset value	$4,572,899	$4,090,992	$1,351,618	$14,330,259
Receivable for units sold	—	636	—	—

Total assets	4,572,899	4,091,628	1,351,618	14,330,259

Liabilities
Payable for units redeemed	—	—	22	801

	$4,572,899	$4,091,628	$1,351,596	$14,329,458

Net Assets:
Deferred annuity contracts terminable by owners	$4,572,899	$4,091,628	$1,351,596	$14,329,458

Total net assets	$4,572,899	$4,091,628	$1,351,596	$14,329,458

Accumulation units outstanding:
M&E—1.25%	1,233,699	1,202,474	863,098	2,644,219

M&E—1.40%	5,273,792	2,953,933	2,850,695	8,184,188

M&E—1.50%	39,180	803,376	73,104	505,304

M&E—1.75%	100	6,968	2,962	1,781,017

M&E—1.90%	408	33,848	19,778	5,728

M&E—2.00%	21,257	111,964	24,741	42,353

Accumulation unit value:
M&E—1.25%	$0.698480	$0.799392	$0.339099	$1.113731

M&E—1.40%	$0.694182	$0.796241	$0.337759	$1.106838

M&E—1.50%	$0.824873	$0.814427	$0.797620	$0.997688

M&E—1.75%	$0.823515	$0.813089	$0.796310	$0.996052

M&E—1.90%	$0.822703	$0.812286	$0.795525	$0.995049

M&E—2.00%	$0.822160	$0.811748	$0.795002	$0.994455

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Putnam VT New Value Subaccount	Fidelity—VIP High Income— Service Class Subaccount	Fidelity—VIP Equity- Income—Service Class 2 Subaccount	Fidelity—VIP Growth—Service Class 2 Subaccount
Assets
Investment in securities:
Number of shares	493,762.026	543,740.988	419,856.829	168,409.422

Cost	$6,266,262	$3,712,211	$8,500,522	$5,015,802

Investments in mutual funds, at net asset value	$5,396,819	$3,213,509	$7,557,423	$3,908,783
Receivable for units sold	—	—	85	—

Total assets	5,396,819	3,213,509	7,557,508	3,908,783

Liabilities
Payable for units redeemed	—	7,465	—	2

	$5,396,819	$3,206,044	$7,557,508	$3,908,781

Net Assets:
Deferred annuity contracts terminable by owners	$5,396,819	$3,206,044	$7,557,508	$3,908,781

Total net assets	$5,396,819	$3,206,044	$7,557,508	$3,908,781

Accumulation units outstanding:
M&E—1.25%	1,082,019	1,394,927	2,539,950	1,718,430

M&E—1.40%	3,231,149	1,981,244	4,414,165	3,844,880

M&E—1.50%	435,393	391,950	1,545,872	1,370,892

M&E—1.75%	197,540	21,418	154,483	7,362

M&E—1.90%	48,746	4,157	7,120	74,163

M&E—2.00%	109,708	100,160	483,907	278,821

Accumulation unit value:
M&E—1.25%	$1.103750	$0.799176	$0.831218	$0.472541

M&E—1.40%	$1.096962	$0.792103	$0.827945	$0.470673

M&E—1.50%	$0.832422	$1.008871	$0.818251	$0.743924

M&E—1.75%	$0.831056	$1.007220	$0.816902	$0.742695

M&E—1.90%	$0.830236	$1.006228	$0.816095	$0.741958

M&E—2.00%	$0.829693	$1.005568	$0.815553	$0.741475

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Fidelity—VIP Index 500—Initial Class Subaccount	Fidelity—VIP Investment Grade Bond—Initial Class Subaccount	Fidelity—VIP Growth Opportunities— Service Class Subaccount	Templeton Foreign Securities Subaccount
Assets
Investment in securities:
Number of shares	217,704.002	2,135,872.000	414,045.959	449,401.189

Cost	$31,132,031	$27,465,686	$7,764,281	$5,785,040

Investments in mutual funds, at net asset value	$21,752,984	$29,261,446	$4,844,338	$4,233,359
Receivable for units sold	—	—	—	9

Total assets	21,752,984	29,261,446	4,844,338	4,233,368

Liabilities
Payable for units redeemed	711	42	2	—

	$21,752,273	$29,261,404	$4,844,336	$4,233,368

Net Assets:
Deferred annuity contracts terminable by owners	$21,752,273	$29,261,404	$4,844,336	$4,233,368

Total net assets	$21,752,273	$29,261,404	$4,844,336	$4,233,368

Accumulation units outstanding:
M&E—1.25%	4,533,666	5,489,252	991,121	1,114,599

M&E—1.40%	12,530,218	10,852,222	4,265,738	3,561,033

M&E—1.50%	1,562,877	3,168,252	437,030	923,207

M&E—1.75%	76,631	614,957	28,735	10,415

M&E—1.90%	70,270	206,609	100	4,824

M&E—2.00%	302,570	1,222,326	148,649	204,199

Accumulation unit value:
M&E—1.25%	$1.186920	$1.457272	$0.831690	$0.716827

M&E—1.40%	$1.176424	$1.444379	$0.824736	$0.712942

M&E—1.50%	$0.810688	$1.073132	$0.817493	$0.784264

M&E—1.75%	$0.809356	$1.071367	$0.816154	$0.782964

M&E—1.90%	$0.808547	$1.070313	$0.815346	$0.782197

M&E—2.00%	$0.808019	$1.069612	$0.814802	$0.781677

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2002

	Templeton Global Asset Allocation Subaccount	Franklin Small Cap Subaccount	Templeton Developing Markets Securities Subaccount
Assets
Investment in securities:
Number of shares	165,301.905	855,545.579	69,395.677

Cost	$2,592,265	$15,229,995	$347,192

Investments in mutual funds, at net asset value	$2,395,225	$10,865,429	$325,466
Receivable for units sold	—	1,063	—

Total assets	2,395,225	10,866,492	325,466

Liabilities
Payable for units redeemed	936	—	10

	$2,394,289	$10,866,492	$325,456

Net Assets:
Deferred annuity contracts terminable by owners	$2,394,289	$10,866,492	$325,456

Total net assets	$2,394,289	$10,866,492	$325,456

Accumulation units outstanding:
M&E—1.25%	727,878	3,293,457	30,802

M&E—1.40%	1,091,427	7,515,775	211,513

M&E—1.50%	629,779	2,478,218	157,746

M&E—1.75%	28,524	65,212	100

M&E—1.90%	23,637	42,495	16,309

M&E—2.00%	158,616	577,014	870

Accumulation unit value:
M&E—1.25%	$0.900393	$0.785978	$0.717463

M&E—1.40%	$0.895529	$0.781707	$0.714614

M&E—1.50%	$0.906639	$0.760172	$0.869851

M&E—1.75%	$0.905146	$0.758924	$0.868414

M&E—1.90%	$0.904250	$0.758174	$0.867564

M&E—2.00%	$0.903661	$0.757678	$0.866986

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2002

	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Core Equity Subaccount	AIM V.I. International Growth Subaccount	AIM V.I. Premier Equity Subaccount
Net investment income (loss)
Income:
Dividends	$—	$41,493	$18,821	$94,368
Expenses:
Administrative, mortality and expense risk charge	39,614	185,876	45,408	406,503

Net investment income (loss)	(39,614)	(144,383)	(26,587)	(312,135)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	310,379	2,919,893	775,984	5,242,556
Cost of investments sold	557,644	4,356,536	1,586,810	8,574,454

Net realized capital gains (losses) on investments	(247,265)	(1,436,643)	(810,826)	(3,331,898)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(530,841)	(6,845,664)	(1,907,677)	(11,588,056)
End of period	(1,045,217)	(7,879,578)	(1,673,668)	(19,722,841)

Net change in unrealized appreciation/depreciation of investments	(514,376)	(1,033,914)	234,009	(8,134,785)

Net realized and unrealized capital gains (losses) on investments	(761,641)	(2,470,557)	(576,817)	(11,466,683)

Increase (decrease) in net assets from operations	$(801,255)	$(2,614,940)	$(603,404)	$(11,778,818)

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2002

	AIM V.I. Dent Demographic Trends Subaccount	Alliance Premier Growth Subaccount	Alliance Technology Subaccount	Davis Value Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$86,253
Expenses:
Administrative, mortality and expense risk charge	15,272	37,135	12,300	105,656

Net investment income (loss)	(15,272)	(37,135)	(12,300)	(19,403)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	325,150	251,112	100,138	449,769
Cost of investments sold	725,101	362,950	189,383	589,678

Net realized capital gains (losses) on investments	(399,951)	(111,838)	(89,245)	(139,909)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(483,353)	(71,240)	(56,855)	(133,253)
End of period	(536,692)	(893,287)	(401,779)	(1,344,554)

Net change in unrealized appreciation/depreciation of investments	(53,339)	(822,047)	(344,924)	(1,211,301)

Net realized and unrealized capital gains (losses) on investments	(453,290)	(933,885)	(434,169)	(1,351,210)

Increase (decrease) in net assets from operations	$(468,562)	$(971,020)	$(446,469)	$(1,370,613)

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2002

	Evergreen VA Subaccount	Evergreen VA Foundation Subaccount	Evergreen VA Growth and Income Subaccount	Evergreen VA Global Leaders Subaccount
Net investment income (loss)
Income:
Dividends	$9,814	$372,113	$37,001	$19,181
Expenses:
Administrative, mortality and expense risk charge	21,033	236,070	43,329	36,317

Net investment income (loss)	(11,219)	136,043	(6,328)	(17,136)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	161	—
Proceeds from sales	433,266	3,206,500	460,236	270,886
Cost of investments sold	712,162	4,021,152	601,241	369,831

Net realized capital gains (losses) on investments	(278,896)	(814,652)	(140,844)	(98,945)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(588,800)	(2,847,373)	(469,210)	(473,493)
End of period	(732,014)	(4,285,090)	(918,683)	(992,831)

Net change in unrealized appreciation/depreciation of investments	(143,214)	(1,437,717)	(449,473)	(519,338)

Net realized and unrealized capital gains (losses) on investments	(422,110)	(2,252,369)	(590,317)	(618,283)

Increase (decrease) in net assets from operations	$(433,329)	$(2,116,326)	$(596,645)	$(635,419)

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2002

	Evergreen VA International Growth Subaccount	Evergreen VA Capital Growth Subaccount	Evergreen VA Growth Subaccount	Evergreen VA High Income Subaccount
Net investment income (loss)
Income:
Dividends	$29,711	$24,420	$—	$67,001
Expenses:
Administrative, mortality and expense risk charge	14,170	90,275	35,076	18,447

Net investment income (loss)	15,541	(65,855)	(35,076)	48,554
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	27,318	—	—
Proceeds from sales	118,865	824,375	154,304	233,752
Cost of investments sold	156,525	978,751	235,112	236,429

Net realized capital gains (losses) on investments	(37,660)	(127,058)	(80,808)	(2,677)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(119,874)	(256,137)	(306,282)	(20,821)
End of period	(254,107)	(1,842,657)	(922,437)	7,170

Net change in unrealized appreciation/depreciation of investments	(134,233)	(1,586,520)	(616,155)	27,991

Net realized and unrealized capital gains (losses) on investments	(171,893)	(1,713,578)	(696,963)	25,314

Increase (decrease) in net assets from operations	$(156,352)	$(1,779,433)	$(732,039)	$73,868

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2002

	Evergreen VA Blue Chip Subaccount	Evergreen VA Omega Subaccount	Federated American Leaders Fund II Subaccount	Federated High Income Bond Fund II Subaccount
Net investment income (loss)
Income:
Dividends	$3,360	$—	$16,759	$630,348
Expenses:
Administrative, mortality and expense risk charge	9,135	28,735	33,585	95,110

Net investment income (loss)	(5,775)	(28,735)	(16,826)	535,238
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	145,414	206,652	191,578	1,220,566
Cost of investments sold	178,131	272,861	240,001	1,719,109

Net realized capital gains (losses) on investments	(32,717)	(66,209)	(48,423)	(498,543)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(2,497)	(34,714)	(14,342)	(1,228,132)
End of period	(114,843)	(520,607)	(501,857)	(1,233,127)

Net change in unrealized appreciation/depreciation of investments	(112,346)	(485,893)	(487,515)	(4,995)

Net realized and unrealized capital gains (losses) on investments	(145,063)	(552,102)	(535,938)	(503,538)

Increase (decrease) in net assets from operations	$(150,838)	$(580,837)	$(552,764)	$31,700

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2002

	MFS Emerging Growth Subaccount	MFS Research Subaccount	MFS Total Return Subaccount	MFS Utilities Subaccount
Net investment income (loss)
Income:
Dividends	$—	$24,842	$327,674	$291,453
Expenses:
Administrative, mortality and expense risk charge	168,880	123,094	302,828	150,084

Net investment income (loss)	(168,880)	(98,252)	24,846	141,369
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	259,793	—
Proceeds from sales	2,656,776	1,651,199	475,505	2,408,905
Cost of investments sold	5,052,384	2,769,692	505,579	4,539,673

Net realized capital gains (losses) on investments	(2,395,608)	(1,118,493)	229,719	(2,130,768)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(11,371,799)	(4,590,258)	322,946	(5,165,325)
End of period	(14,410,759)	(6,126,120)	(1,396,675)	(6,497,560)

Net change in unrealized appreciation/depreciation of investments	(3,038,960)	(1,535,862)	(1,719,621)	(1,332,235)

Net realized and unrealized capital gains (losses) on investments	(5,434,568)	(2,654,355)	(1,489,902)	(3,463,003)

Increase (decrease) in net assets from operations	$(5,603,448)	$(2,752,607)	$(1,465,056)	$(3,321,634)

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2002

	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Main Street Growth & Income Subaccount	Oppenheimer Multiple Strategies Subaccount	Oppenheimer Strategic Bond Subaccount
Net investment income (loss)
Income:
Dividends	$103,738	$28,910	$188,517	$616,115
Expenses:
Administrative, mortality and expense risk charge	256,388	71,132	81,116	121,609

Net investment income (loss)	(152,650)	(42,222)	107,401	494,506
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	78,245	—
Proceeds from sales	830,195	317,447	852,161	1,075,166
Cost of investments sold	1,098,587	418,377	1,062,716	1,178,495

Net realized capital gains (losses) on investments	(268,392)	(100,930)	(132,310)	(103,329)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(4,218,940)	(178,457)	(223,154)	(173,371)
End of period	(9,926,803)	(1,207,521)	(895,118)	(3,491)

Net change in unrealized appreciation/depreciation of investments	(5,707,863)	(1,029,064)	(671,964)	169,880

Net realized and unrealized capital gains (losses) on investments	(5,976,255)	(1,129,994)	(804,274)	66,551

Increase (decrease) in net assets from operations	$(6,128,905)	$(1,172,216)	$(696,873)	$561,057

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2002

	Putnam VT Global Growth Subaccount	Putnam VT Growth and Income Subaccount	Putnam VT Growth Opportunities Subaccount	Putnam VT Money Market Subaccount
Net investment income (loss)
Income:
Dividends	$3,864	$36,931	$—	$161,013
Expenses:
Administrative, mortality and expense risk charge	77,647	43,046	20,556	183,701

Net investment income (loss)	(73,783)	(6,115)	(20,556)	(22,688)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	13,878	—	—
Proceeds from sales	1,491,926	261,807	404,704	9,299,353
Cost of investments sold	5,173,213	339,471	821,399	9,299,353

Net realized capital gains (losses) on investments	(3,681,287)	(63,786)	(416,695)	—
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(6,983,153)	(65,683)	(506,619)	—
End of period	(4,831,617)	(697,178)	(636,837)	—

Net change in unrealized appreciation/depreciation of investments	2,151,536	(631,495)	(130,218)	—

Net realized and unrealized capital gains (losses) on investments	(1,529,751)	(695,281)	(546,913)	—

Increase (decrease) in net assets from operations	$(1,603,534)	$(701,396)	$(567,469)	$(22,688)

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2002

	Putnam VT New Value Subaccount	Fidelity—VIP High Income— Service Class Subaccount	Fidelity—VIP Equity- Income— Service Class 2 Subaccount	Fidelity—VIP Growth—Service Class 2 Subaccount
Net investment income (loss)
Income:
Dividends	$42,623	$204,461	$45,891	$3,402
Expenses:
Administrative, mortality and expense risk charge	67,474	31,349	67,638	41,734

Net investment income (loss)	(24,851)	173,112	(21,747)	(38,332)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	143,998	—	66,137	—
Proceeds from sales	826,628	343,322	486,750	374,006
Cost of investments sold	833,826	639,490	627,577	745,895

Net realized capital gains (losses) on investments	136,800	(296,168)	(74,690)	(371,889)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	158,441	(706,055)	3,185	(402,362)
End of period	(869,443)	(498,702)	(943,099)	(1,107,019)

Net change in unrealized appreciation/depreciation of investments	(1,027,884)	207,353	(946,284)	(704,657)

Net realized and unrealized capital gains (losses) on investments	(891,084)	(88,815)	(1,020,974)	(1,076,546)

Increase (decrease) in net assets from operations	$(915,935)	$84,297	$(1,042,721)	$(1,114,878)

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2002

	Fidelity—VIP Index 500— Initial Class Subaccount	Fidelity—VIP Investment Grade Bond— Initial Class Subaccount	Fidelity—VIP Growth Opportunities— Service Class Subaccount	Templeton Foreign Securities Subaccount
Net investment income (loss)
Income:
Dividends	$267,081	$420,485	$60,370	$50,451
Expenses:
Administrative, mortality and expense risk charge	298,353	238,597	74,475	46,008

Net investment income (loss)	(31,272)	181,888	(14,105)	4,443
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,980,485	668,441	1,032,155	139,572
Cost of investments sold	2,706,973	613,222	1,796,715	299,872

Net realized capital gains (losses) on investments	(726,488)	55,219	(764,560)	(160,300)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(4,251,517)	343,913	(2,258,077)	(967,974)
End of period	(9,379,047)	1,795,760	(2,919,943)	(1,551,681)

Net change in unrealized appreciation/depreciation of investments	(5,127,530)	1,451,847	(661,866)	(583,707)

Net realized and unrealized capital gains (losses) on investments	(5,854,018)	1,507,066	(1,426,426)	(744,007)

Increase (decrease) in net assets from operations	$(5,885,290)	$1,688,954	$(1,440,531)	$(739,564)

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2002

	Templeton Global Asset Allocation Subaccount	Franklin Small Cap Subaccount	Templeton Developing Markets Securities Subaccount
Net investment income (loss)
Income:
Dividends	$21,631	$20,389	$3,485
Expenses:
Administrative, mortality and expense risk charge	19,993	118,211	2,829

Net investment income (loss)	1,638	(97,822)	656
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—
Proceeds from sales	112,079	314,143	109,293
Cost of investments sold	164,341	567,855	123,315

Net realized capital gains (losses) on investments	(52,262)	(253,712)	(14,022)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(174,701)	(1,837,366)	(6,988)
End of period	(197,040)	(4,364,566)	(21,726)

Net change in unrealized appreciation/depreciation of investments	(22,339)	(2,527,200)	(14,738)

Net realized and unrealized capital gains (losses) on investments	(74,601)	(2,780,912)	(28,760)

Increase (decrease) in net assets from operations	$(72,963)	$(2,878,734)	$(28,104)

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	AIM V.I. Capital Appreciation Subaccount		AIM V.I. Core Equity Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(39,614)	$(20,773)	$(144,383)	$(239,189)
Net realized capital gains (losses) on investments	(247,265)	58,534	(1,436,643)	(716,426)
Net change in unrealized appreciation/depreciation of investments	(514,376)	(405,829)	(1,033,914)	(4,425,258)

Increase (decrease) in net assets from operations	(801,255)	(368,068)	(2,614,940)	(5,380,873)
Contract transactions
Net contract purchase payments	1,625,296	1,073,368	300,936	1,204,935
Transfer payments from (to) other subaccounts or general account	967,697	803,192	(1,378,852)	(289,285)
Contract terminations, withdrawals, and other deductions	(101,359)	(53,962)	(1,110,487)	(1,124,400)
Contract maintenance charges	(3,166)	(778)	(14,251)	(14,970)

Increase (decrease) in net assets from contract transactions	2,488,468	1,821,820	(2,202,654)	(223,720)

Net increase (decrease) in net assets	1,687,213	1,453,752	(4,817,594)	(5,604,593)
Net assets:
Beginning of the period	2,273,669	819,917	16,081,951	21,686,544

End of the period	$3,960,882	$2,273,669	$11,264,357	$16,081,951

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	AIM V.I. International Growth Subaccount		AIM V.I. Premier Equity Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(26,587)	$(40,692)	$(312,135)	$(498,973)
Net realized capital gains (losses) on investments	(810,826)	(140,678)	(3,331,898)	(91,160)
Net change in unrealized appreciation/depreciation of investments	234,009	(965,388)	(8,134,785)	(5,682,747)

Increase (decrease) in net assets from operations	(603,404)	(1,146,758)	(11,778,818)	(6,272,880)
Contract transactions
Net contract purchase payments	212,953	755,867	1,502,207	3,503,675
Transfer payments from (to) other subaccounts or general account	(144,072)	(26,179)	(1,799,087)	(276,015)
Contract terminations, withdrawals, and other deductions	(275,729)	(235,036)	(2,603,577)	(3,026,886)
Contract maintenance charges	(3,208)	(2,594)	(26,841)	(27,249)

Increase (decrease) in net assets from contract transactions	(210,056)	492,058	(2,927,298)	173,525

Net increase (decrease) in net assets	(813,460)	(654,700)	(14,706,116)	(6,099,355)
Net assets:
Beginning of the period	3,713,030	4,367,730	37,885,964	43,985,319

End of the period	$2,899,570	$3,713,030	$23,179,848	$37,885,964

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	AIM V.I. Dent Demographic Trends Subaccount		Alliance Premier Growth Subaccount
	2002	2001	2002	2001(1)
Operations
Net investment income (loss)	$(15,272)	$(16,558)	$(37,135)	$(10,073)
Net realized capital gains (losses) on investments	(399,951)	(184,712)	(111,838)	13,959
Net change in unrealized appreciation/depreciation of investments	(53,339)	(280,631)	(822,047)	(71,240)

Increase (decrease) in net assets from operations	(468,562)	(481,901)	(971,020)	(67,354)
Contract transactions
Net contract purchase payments	208,074	439,491	1,311,432	910,664
Transfer payments from (to) other subaccounts or general account	(44,601)	379,774	1,896,300	917,094
Contract terminations, withdrawals, and other deductions	(47,920)	(127,090)	(83,093)	(19,974)
Contract maintenance charges	(1,087)	(1,334)	(2,858)	(64)

Increase (decrease) in net assets from contract transactions	114,466	690,841	3,121,781	1,807,720

Net increase (decrease) in net assets	(354,096)	208,940	2,150,761	1,740,366
Net assets:
Beginning of the period	1,350,296	1,141,356	1,740,366	—

End of the period	$996,200	$1,350,296	$3,891,127	$1,740,366

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Alliance Technology Subaccount		Davis Value Subaccount
	2002	2001(1)	2002	2001
Operations
Net investment income (loss)	$(12,300)	$(4,210)	$(19,403)	$(19,078)
Net realized capital gains (losses) on investments	(89,245)	10,742	(139,909)	(22,493)
Net change in unrealized appreciation/depreciation of investments	(344,924)	(56,855)	(1,211,301)	(141,125)

Increase (decrease) in net assets from operations	(446,469)	(50,323)	(1,370,613)	(182,696)
Contract transactions
Net contract purchase payments	740,733	577,198	3,026,906	2,077,238
Transfer payments from (to) other subaccounts or general account	379,644	240,653	4,204,487	2,951,780
Contract terminations, withdrawals, and other deductions	(35,731)	(11,322)	(313,615)	(119,905)
Contract maintenance charges	(1,381)	(115)	(6,219)	(1,234)

Increase (decrease) in net assets from contract transactions	1,083,265	806,414	6,911,559	4,907,879

Net increase (decrease) in net assets	636,796	756,091	5,540,946	4,725,183
Net assets:
Beginning of the period	756,091	—	5,442,559	717,376

End of the period	$1,392,887	$756,091	$10,983,505	$5,442,559

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Evergreen VA Subaccount		Evergreen VA Foundation Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(11,219)	$(28,230)	$136,043	$159,707
Net realized capital gains (losses) on investments	(278,896)	(108,195)	(814,652)	(312,656)
Net change in unrealized appreciation/depreciation of investments	(143,214)	(345,688)	(1,437,717)	(2,069,184)

Increase (decrease) in net assets from operations	(433,329)	(482,113)	(2,116,326)	(2,222,133)
Contract transactions
Net contract purchase payments	123,166	168,214	1,133,889	1,643,857
Transfer payments from (to) other subaccounts or general account	(206,302)	(79,137)	(1,515,084)	35,712
Contract terminations, withdrawals, and other deductions	(161,669)	(233,234)	(1,327,385)	(1,816,281)
Contract maintenance charges	(1,032)	(1,255)	(10,571)	(10,891)

Increase (decrease) in net assets from contract transactions	(245,837)	(145,412)	(1,719,151)	(147,603)

Net increase (decrease) in net assets	(679,166)	(627,525)	(3,835,477)	(2,369,736)
Net assets:
Beginning of the period	1,883,673	2,511,198	19,568,679	21,938,415

End of the period	$1,204,507	$1,883,673	$15,733,202	$19,568,679

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Evergreen VA Growth and Income Subaccount		Evergreen VA Global Leaders Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(6,328)	$(32,008)	$(17,136)	$(26,315)
Net realized capital gains (losses) on investments	(140,844)	(11,861)	(98,945)	(54,419)
Net change in unrealized appreciation/depreciation of investments	(449,473)	(502,943)	(519,338)	(390,545)

Increase (decrease) in net assets from operations	(596,645)	(546,812)	(635,419)	(471,279)
Contract transactions
Net contract purchase payments	439,717	486,232	266,018	319,227
Transfer payments from (to) other subaccounts or general account	195,865	7,141	238,082	268,528
Contract terminations, withdrawals, and other deductions	(189,818)	(347,141)	(120,483)	(188,134)
Contract maintenance charges	(2,029)	(1,686)	(2,445)	(2,009)

Increase (decrease) in net assets from contract transactions	443,735	144,546	381,172	397,612

Net increase (decrease) in net assets	(152,910)	(402,266)	(254,247)	(73,667)
Net assets:
Beginning of the period	3,259,053	3,661,319	2,809,990	2,883,657

End of the period	$3,106,143	$3,259,053	$2,555,743	$2,809,990

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Evergreen VA International Growth Subaccount		Evergreen VA Capital Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$15,541	$(4,537)	$(65,855)	$(50,030)
Net realized capital gains (losses) on investments	(37,660)	(29,657)	(127,058)	77,296
Net change in unrealized appreciation/depreciation of investments	(134,233)	(100,484)	(1,586,520)	(831,690)

Increase (decrease) in net assets from operations	(156,352)	(134,678)	(1,779,433)	(804,424)
Contract transactions
Net contract purchase payments	881,183	57,403	1,662,701	1,932,572
Transfer payments from (to) other subaccounts or general account	642,754	40,962	211,215	1,882,885
Contract terminations, withdrawals, and other deductions	(14,975)	(47,043)	(261,429)	(318,370)
Contract maintenance charges	(780)	(686)	(5,817)	(2,843)

Increase (decrease) in net assets from contract transactions	1,508,182	50,636	1,606,670	3,494,244

Net increase (decrease) in net assets	1,351,830	(84,042)	(172,763)	2,689,820
Net assets:
Beginning of the period	570,882	654,924	6,841,646	4,151,826

End of the period	$1,922,712	$570,882	$6,668,883	$6,841,646

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Evergreen VA Growth Subaccount		Evergreen VA High Income Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(35,076)	$(25,438)	$48,554	$38,397
Net realized capital gains (losses) on investments	(80,808)	311,914	(2,677)	(10,500)
Net change in unrealized appreciation/depreciation of investments	(616,155)	(440,409)	27,991	341

Increase (decrease) in net assets from operations	(732,039)	(153,933)	73,868	28,238
Contract transactions
Net contract purchase payments	1,700,404	207,845	1,287,022	185,812
Transfer payments from (to) other subaccounts or general account	911,012	275,230	898,795	279,146
Contract terminations, withdrawals, and other deductions	(52,016)	(87,615)	(140,023)	(167,947)
Contract maintenance charges	(1,490)	(1,189)	(981)	(50)

Increase (decrease) in net assets from contract transactions	2,557,910	394,271	2,044,813	296,961

Net increase (decrease) in net assets	1,825,871	240,338	2,118,681	325,199
Net assets:
Beginning of the period	2,032,526	1,792,188	550,452	225,253

End of the period	$3,858,397	$2,032,526	$2,669,133	$550,452

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Evergreen VA Blue Chip Subaccount		Evergreen VA Omega Subaccount
	2002	2001(1)	2002	2001(1)
Operations
Net investment income (loss)	$(5,775)	$(729)	$(28,735)	$(6,838)
Net realized capital gains (losses) on investments	(32,717)	(1,243)	(66,209)	(8,505)
Net change in unrealized appreciation/depreciation of investments	(112,346)	(2,497)	(485,893)	(34,714)

Increase (decrease) in net assets from operations	(150,838)	(4,469)	(580,837)	(50,057)
Contract transactions
Net contract purchase payments	616,599	195,190	1,832,227	805,216
Transfer payments from (to) other subaccounts or general account	225,371	180,828	1,144,578	473,652
Contract terminations, withdrawals, and other deductions	(44,543)	(2,456)	(90,169)	(15,205)
Contract maintenance charges	(690)	—	(2,015)	(57)

Increase (decrease) in net assets from contract transactions	796,737	373,562	2,884,621	1,263,606

Net increase (decrease) in net assets	645,899	369,093	2,303,784	1,213,549
Net assets:
Beginning of the period	369,093	—	1,213,549	—

End of the period	$1,014,992	$369,093	$3,517,333	$1,213,549

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	American Leaders Fund II Subaccount		Federated High Income Bond Fund II Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(16,826)	$(4,193)	$535,238	$597,687
Net realized capital gains (losses) on investments	(48,423)	5,523	(498,543)	(490,652)
Net change in unrealized appreciation/depreciation of investments	(487,515)	(26,813)	(4,995)	(109,900)

Increase (decrease) in net assets from operations	(552,764)	(25,483)	31,700	(2,865)
Contract transactions
Net contract purchase payments	1,407,710	374,317	1,730,559	390,396
Transfer payments from (to) other subaccounts or general account	1,902,308	680,951	758,311	488,856
Contract terminations, withdrawals, and other deductions	(148,904)	(26,139)	(773,522)	(998,393)
Contract maintenance charges	(1,264)	(153)	(2,797)	(1,895)

Increase (decrease) in net assets from contract transactions	3,159,850	1,028,976	1,712,551	(121,036)

Net increase (decrease) in net assets	2,607,086	1,003,493	1,744,251	(123,901)
Net assets:
Beginning of the period	1,417,853	414,360	6,414,563	6,538,464

End of the period	$4,024,939	$1,417,853	$8,158,814	$6,414,563

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	MFS Emerging Growth Subaccount		MFS Research Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(168,880)	$(255,871)	$(98,252)	$(164,493)
Net realized capital gains (losses) on investments	(2,395,608)	776,864	(1,118,493)	1,115,408
Net change in unrealized appreciation/depreciation of investments	(3,038,960)	(9,411,887)	(1,535,862)	(4,267,645)

Increase (decrease) in net assets from operations	(5,603,448)	(8,890,894)	(2,752,607)	(3,316,730)
Contract transactions
Net contract purchase payments	619,819	2,033,531	448,703	1,438,564
Transfer payments from (to) other subaccounts or general account	(1,318,373)	47,702	(535,225)	(72,764)
Contract terminations, withdrawals, and other deductions	(993,329)	(1,254,625)	(776,059)	(1,250,024)
Contract maintenance charges	(11,837)	(13,913)	(7,738)	(7,321)

Increase (decrease) in net assets from contract transactions	(1,703,720)	812,695	(870,319)	108,455

Net increase (decrease) in net assets	(7,307,168)	(8,078,199)	(3,622,926)	(3,208,275)
Net assets:
Beginning of the period	16,681,033	24,759,232	10,953,475	14,161,750

End of the period	$9,373,865	$16,681,033	$7,330,549	$10,953,475

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	MFS Total Return Subaccount		MFS Utilities Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$24,846	$61,128	$141,369	$231,523
Net realized capital gains (losses) on investments	229,719	390,273	(2,130,768)	1,056,860
Net change in unrealized appreciation/depreciation of investments	(1,719,621)	(523,275)	(1,332,235)	(5,343,223)

Increase (decrease) in net assets from operations	(1,465,056)	(71,874)	(3,321,634)	(4,054,840)
Contract transactions
Net contract purchase payments	6,589,922	4,621,423	534,392	3,560,495
Transfer payments from (to) other subaccounts or general account	9,330,022	4,094,065	(398,630)	2,557,482
Contract terminations, withdrawals, and other deductions	(1,471,730)	(1,243,710)	(860,455)	(778,933)
Contract maintenance charges	(16,241)	(6,361)	(8,940)	(7,334)

Increase (decrease) in net assets from contract transactions	14,431,973	7,465,417	(733,633)	5,331,710

Net increase (decrease) in net assets	12,966,917	7,393,543	(4,055,267)	1,276,870
Net assets:
Beginning of the period	16,789,128	9,395,585	13,918,563	12,641,693

End of the period	$29,756,045	$16,789,128	$9,863,296	$13,918,563

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Oppenheimer Capital Appreciation Subaccount		Oppenheimer Main Street Growth & Income Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(152,650)	$(145,605)	$(42,222)	$(23,557)
Net realized capital gains (losses) on investments	(268,392)	1,797,836	(100,930)	(130,834)
Net change in unrealized appreciation/depreciation of investments	(5,707,863)	(4,648,222)	(1,029,064)	(83,062)

Increase (decrease) in net assets from operations	(6,128,905)	(2,995,991)	(1,172,216)	(237,453)
Contract transactions
Net contract purchase payments	3,869,657	3,723,422	2,065,810	1,250,195
Transfer payments from (to) other subaccounts or general account	3,434,612	826,691	3,060,657	1,446,195
Contract terminations, withdrawals, and other deductions	(1,040,966)	(1,225,449)	(296,266)	(51,709)
Contract maintenance charges	(16,733)	(13,260)	(3,869)	(1,230)

Increase (decrease) in net assets from contract transactions	6,246,570	3,311,404	4,826,332	2,643,451

Net increase (decrease) in net assets	117,665	315,413	3,654,116	2,405,998
Net assets:
Beginning of the period	19,991,701	19,676,288	3,666,420	1,260,422

End of the period	$20,109,366	$19,991,701	$7,320,536	$3,666,420

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Oppenheimer Multiple Strategies Subaccount		Oppenheimer Strategic Bond Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$107,401	$77,869	$494,506	$67,352
Net realized capital gains (losses) on investments	(132,310)	141,768	(103,329)	158,368
Net change in unrealized appreciation/depreciation of investments	(671,964)	(206,789)	169,880	(5,039)

Increase (decrease) in net assets from operations	(696,873)	12,848	561,057	220,681
Contract transactions
Net contract purchase payments	1,605,383	1,133,444	1,360,267	762,417
Transfer payments from (to) other subaccounts or general account	1,625,896	952,192	2,887,689	735,377
Contract terminations, withdrawals, and other deductions	(347,217)	(284,423)	(678,110)	(633,417)
Contract maintenance charges	(4,020)	(1,375)	(4,860)	(1,653)

Increase (decrease) in net assets from contract transactions	2,880,042	1,799,838	3,564,986	862,724

Net increase (decrease) in net assets	2,183,169	1,812,686	4,126,043	1,083,405
Net assets:
Beginning of the period	5,104,638	3,291,952	7,134,372	6,050,967

End of the period	$7,287,807	$5,104,638	$11,260,415	$7,134,372

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Putnam VT Global Growth Subaccount		Putnam VT Growth and Income Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(73,783)	$(107,655)	$(6,115)	$(6,238)
Net realized capital gains (losses) on investments	(3,681,287)	1,105,640	(63,786)	3,110
Net change in unrealized appreciation/depreciation of investments	2,151,536	(4,129,454)	(631,495)	(76,337)

Increase (decrease) in net assets from operations	(1,603,534)	(3,131,469)	(701,396)	(79,465)
Contract transactions
Net contract purchase payments	157,765	756,471	1,306,868	785,592
Transfer payments from (to) other subaccounts or general account	(751,371)	368,977	1,424,979	1,244,975
Contract terminations, withdrawals, and other deductions	(491,723)	(465,970)	(121,172)	(63,865)
Contract maintenance charges	(4,550)	(4,885)	(2,411)	(54)

Increase (decrease) in net assets from contract transactions	(1,089,879)	654,593	2,608,264	1,966,648

Net increase (decrease) in net assets	(2,693,413)	(2,476,876)	1,906,868	1,887,183
Net assets:
Beginning of the period	7,266,312	9,743,188	2,184,760	297,577

End of the period	$4,572,899	$7,266,312	$4,091,628	$2,184,760

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Putnam VT Growth Opportunities Subaccount		Putnam VT Money Market Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(20,556)	$(22,012)	$(22,688)	$193,094
Net realized capital gains (losses) on investments	(416,695)	(404,849)	—	—
Net change in unrealized appreciation/depreciation of investments	(130,218)	(185,168)	—	—

Increase (decrease) in net assets from operations	(567,469)	(612,029)	(22,688)	193,094
Contract transactions
Net contract purchase payments	435,824	710,338	3,688,120	2,021,539
Transfer payments from (to) other subaccounts or general account	(195,303)	447,262	(263,803)	8,210,951
Contract terminations, withdrawals, and other deductions	(66,828)	(41,864)	(2,489,419)	(1,734,508)
Contract maintenance charges	(1,761)	(874)	(5,627)	(2,555)

Increase (decrease) in net assets from contract transactions	171,932	1,114,862	929,271	8,495,427

Net increase (decrease) in net assets	(395,537)	502,833	906,583	8,688,521
Net assets:
Beginning of the period	1,747,133	1,244,300	13,422,875	4,734,354

End of the period	$1,351,596	$1,747,133	$14,329,458	$13,422,875

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Putnam VT New Value Subaccount		Fidelity—VIP High Income— Service Class Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(24,851)	$(22,374)	$173,112	$185,796
Net realized capital gains (losses) on investments	136,800	167,268	(296,168)	(158,158)
Net change in unrealized appreciation/depreciation of investments	(1,027,884)	(86,298)	207,353	(271,643)

Increase (decrease) in net assets from operations	(915,935)	58,596	84,297	(244,005)
Contract transactions
Net contract purchase payments	895,166	1,064,870	749,452	320,465
Transfer payments from (to) other subaccounts or general account	876,808	1,736,427	596,402	267,275
Contract terminations, withdrawals, and other deductions	(378,945)	(382,932)	(170,161)	(104,010)
Contract maintenance charges	(4,902)	(2,241)	(1,750)	(929)

Increase (decrease) in net assets from contract transactions	1,388,127	2,416,124	1,173,943	482,801

Net increase (decrease) in net assets	472,192	2,474,720	1,258,240	238,796
Net assets:
Beginning of the period	4,924,627	2,449,907	1,947,804	1,709,008

End of the period	$5,396,819	$4,924,627	$3,206,044	$1,947,804

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Fidelity—VIP Equity-Income— Service Class 2 Subaccount		Fidelity—VIP Growth— Service Class 2 Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(21,747)	$(9,784)	$(38,332)	$(25,108)
Net realized capital gains (losses) on investments	(74,690)	(10,249)	(371,889)	(53,014)
Net change in unrealized appreciation/depreciation of investments	(946,284)	(2,713)	(704,657)	(271,335)

Increase (decrease) in net assets from operations	(1,042,721)	(22,746)	(1,114,878)	(349,457)
Contract transactions
Net contract purchase payments	2,786,536	1,233,271	1,715,661	995,309
Transfer payments from (to) other subaccounts or general account	3,306,457	1,257,718	709,407	902,035
Contract terminations, withdrawals, and other deductions	(110,605)	(54,924)	(65,938)	(26,307)
Contract maintenance charges	(4,256)	(592)	(2,957)	(926)

Increase (decrease) in net assets from contract transactions	5,978,132	2,435,473	2,356,173	1,870,111

Net increase (decrease) in net assets	4,935,411	2,412,727	1,241,295	1,520,654
Net assets:
Beginning of the period	2,622,097	209,370	2,667,486	1,146,832

End of the period	$7,557,508	$2,622,097	$3,908,781	$2,667,486

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Fidelity—VIP Index 500— Initial Class Subaccount		Fidelity—VIP Investment Grade Bond— Initial Class Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(31,272)	$(55,319)	$181,888	$127,778
Net realized capital gains (losses) on investments	(726,488)	(354,773)	55,219	35,695
Net change in unrealized appreciation/depreciation of investments	(5,127,530)	(2,911,916)	1,451,847	191,705

Increase (decrease) in net assets from operations	(5,885,290)	(3,322,008)	1,688,954	355,178
Contract transactions
Net contract purchase payments	3,689,034	2,930,535	6,957,368	2,551,432
Transfer payments from (to) other subaccounts or general account	2,076,476	1,569,673	11,638,983	3,957,406
Contract terminations, withdrawals, and other deductions	(1,249,321)	(1,390,603)	(851,232)	(418,030)
Contract maintenance charges	(18,640)	(17,223)	(11,481)	(3,493)

Increase (decrease) in net assets from contract transactions	4,497,549	3,092,382	17,733,638	6,087,315

Net increase (decrease) in net assets	(1,387,741)	(229,626)	19,422,592	6,442,493
Net assets:
Beginning of the period	23,140,014	23,369,640	9,838,812	3,396,319

End of the period	$21,752,273	$23,140,014	$29,261,404	$9,838,812

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Fidelity—VIP Growth Opportunities— Service Class Subaccount		Templeton Foreign Securities Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(14,105)	$(70,200)	$4,443	$38,699
Net realized capital gains (losses) on investments	(764,560)	(782,381)	(160,300)	339,427
Net change in unrealized appreciation/depreciation of investments	(661,866)	(527,257)	(583,707)	(875,522)

Increase (decrease) in net assets from operations	(1,440,531)	(1,379,838)	(739,564)	(497,396)
Contract transactions
Net contract purchase payments	290,339	475,663	1,511,291	464,780
Transfer payments from (to) other subaccounts or general account	(5,575)	(727,417)	865,086	338,832
Contract terminations, withdrawals, and other deductions	(516,258)	(548,460)	(149,276)	(152,948)
Contract maintenance charges	(6,420)	(7,024)	(3,195)	(2,293)

Increase (decrease) in net assets from contract transactions	(237,914)	(807,238)	2,223,906	648,371

Net increase (decrease) in net assets	(1,678,445)	(2,187,076)	1,484,342	150,975
Net assets:
Beginning of the period	6,522,781	8,709,857	2,749,026	2,598,051

End of the period	$4,844,336	$6,522,781	$4,233,368	$2,749,026

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Templeton Global Asset Allocation Subaccount		Franklin Small Cap Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$1,638	$(1,093)	$(97,822)	$(66,520)
Net realized capital gains (losses) on investments	(52,262)	42,160	(253,712)	(304,042)
Net change in unrealized appreciation/depreciation of investments	(22,339)	(129,483)	(2,527,200)	(779,260)

Increase (decrease) in net assets from operations	(72,963)	(88,416)	(2,878,734)	(1,149,822)
Contract transactions
Net contract purchase payments	752,418	74,839	3,072,587	1,843,698
Transfer payments from (to) other subaccounts or general account	846,870	333,269	3,176,800	987,629
Contract terminations, withdrawals, and other deductions	(116,717)	(16,882)	(412,472)	(337,458)
Contract maintenance charges	(921)	(341)	(7,959)	(5,621)

Increase (decrease) in net assets from contract transactions	1,481,650	390,885	5,828,956	2,488,248

Net increase (decrease) in net assets	1,408,687	302,469	2,950,222	1,338,426
Net assets:
Beginning of the period	985,602	683,133	7,916,270	6,577,844

End of the period	$2,394,289	$985,602	$10,866,492	$7,916,270

See accompanying notes.

Retirement Builder Variable Annuity

Account—Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001, Except as Noted

	Templeton Developing Markets Securities Subaccount
	2002	2001
Operations
Net investment income (loss)	$656	$(187)
Net realized capital gains (losses) on investments	(14,022)	(3,517)
Net change in unrealized appreciation/depreciation of investments	(14,738)	(3,305)

Increase (decrease) in net assets from operations	(28,104)	(7,009)
Contract transactions
Net contract purchase payments	207,177	17,500
Transfer payments from (to) other subaccounts or general account	137,453	17,343
Contract terminations, withdrawals, and other deductions	(43,540)	(189)
Contract maintenance charges	(83)	(14)

Increase (decrease) in net assets from contract transactions	301,007	34,640

Net increase (decrease) in net assets	272,903	27,631
Net assets:
Beginning of the period	52,553	24,922

End of the period	$325,456	$52,553

See accompanying notes.

Retirement Builder Variable Annuity Account—

Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies

Organization

The Retirement Builder Variable Annuity Account (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company, formerly PFL Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts. Activity in these subaccounts is available to contract owners of the Portfolio Select Variable Annuity. Activity in the remaining subaccounts (not included herein), as well as certain of these specific subaccounts, are available to contract owners of the Retirement Income Builder Variable Annuity, Immediate Income Builder, The One Income Annuity, and Retirement Income Builder II Variable Annuity, also offered by Transamerica Life. The amounts reported herein represent the activity related only to contract owners of the Portfolio Select Variable Annuity. Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Fund:
AIM Variable Insurance Funds—Series I shares:	MFS® Variable Insurance TrustSM:
AIM V.I. Capital Appreciation Fund	MFS Emerging Growth Series
AIM V.I. Core Equity Fund	MFS Research Series
AIM V.I. International Growth Fund	MFS Total Return Series
AIM V.I. Premier Equity Fund	MFS Utilities Series
AIM V.I. Dent Demographic Trends Fund	Oppenheimer Variable Account Funds:
Alliance Variable Products Series Fund, Inc.—Class B:	Oppenheimer Capital Appreciation Fund/VA
Alliance Premier Growth Portfolio	Oppenheimer Main Street Growth & Income Fund/VA
Alliance Technology Portfolio	Oppenheimer Multiple Strategies Fund/VA
Davis Variable Account Fund, Inc.:	Oppenheimer Strategic Bond Fund/VA
Davis Value Portfolio	Putnam Variable Trust—Class IB Shares:
Evergreen Variable Trust:	Putnam VT Global Growth Fund
Evergreen VA Fund	Putnam VT Growth and Income Fund
Evergreen VA Foundation Fund	Putnam VT Growth Opportunities Fund
Evergreen VA Growth and Income Fund	Putnam VT Money Market Fund
Evergreen VA Global Leaders Fund	Putnam VT New Value Fund
Evergreen VA International Growth Fund	Variable Insurance Products Fund (VIP):
Evergreen VA Capital Growth Fund	Fidelity—VIP High Income Portfolio—Service Class
Evergreen VA Growth Fund	Fidelity—VIP Equity-Income Portfolio—Service Class 2
Evergreen VA High Income Fund	Fidelity—VIP Growth Portfolio—Service Class 2
Evergreen VA Blue Chip Fund	Fidelity—VIP Index 500 Portfolio—Initial Class
Evergreen VA Omega Fund	Fidelity—VIP Investment Grade Bond Portfolio—Initial Class
Federated Insurance Series:	Fidelity—VIP Growth Opportunities Portfolio—Service Class
Federated American Leaders Fund II	Franklin Templeton Variable Insurance Products Trust—Class 2:
Federated High Income Bond Fund II	Templeton Foreign Securities Fund
Templeton Global Asset Allocation Fund
Franklin Small Cap Fund
Templeton Developing Markets Securities Fund

Retirement Builder Variable Annuity Account—

Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Alliance Premier Growth	January 2, 2001
Alliance Technology	January 2, 2001
Evergreen VA Blue Chip	January 2, 2001
Evergreen VA Omega	January 2, 2001

The following Portfolio name changes were made effective during the fiscal year ended December 31,2002.

Portfolio	Formerly
AIM V.I. Core Equity Fund	AIM V.I. Growth and Income Fund
AIM V.I. International Growth Fund	AIM V.I. International Equity Fund
AIM V.I. Premier Equity Fund	AIM V.I. Value Fund
Templeton Global Asset Allocation Fund	Templeton Asset Strategy Fund
Templeton Foreign Securities Fund	Templeton International Securities Fund

As of March 21, 2002, Fidelity funds are no longer referred to as VIP II or VIP III.

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2002.

Realized capital gains and losses from sales of shares in the mutual funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.

Retirement Builder Variable Annuity Account—

Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2002

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2002 were as follows:

	Purchases	Sales
AIM Variable Insurance Funds—Series I shares:
AIM V.I. Capital Appreciation Fund	$2,759,220	$310,379
AIM V.I. Core Equity Fund	572,703	2,919,893
AIM V.I. International Growth Fund	539,261	775,984
AIM V.I. Premier Equity Fund	2,000,954	5,242,556
AIM V.I. Dent Demographic Trends Fund	424,337	325,150
Alliance Variable Products Series Fund, Inc.—Class B:
Alliance Premier Growth Portfolio	3,335,793	251,112
Alliance Technology Portfolio	1,171,087	100,138
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	7,341,877	449,769
Evergreen Variable Trust:
Evergreen VA Fund	176,198	433,266
Evergreen VA Foundation Fund	1,623,299	3,206,500
Evergreen VA Growth and Income Fund	897,751	460,236
Evergreen VA Global Leaders Fund	634,949	270,886
Evergreen VA International Growth Fund	1,642,591	118,865
Evergreen VA Capital Growth Fund	2,392,488	824,375
Evergreen VA Growth Fund	2,677,073	154,304
Evergreen VA High Income Fund	2,327,116	233,752
Evergreen VA Blue Chip Fund	936,382	145,414
Evergreen VA Omega Fund	3,062,473	206,652
Federated Insurance Series:
Federated American Leaders Fund II	3,335,002	191,578
Federated High Income Bond Fund II	3,468,327	1,220,566
MFS® Variable Insurance TrustSM:
MFS Emerging Growth Series	783,915	2,656,776
MFS Research Series	682,393	1,651,199
MFS Total Return Series	15,191,124	475,505
MFS Utilities Series	1,816,235	2,408,905
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA	6,927,920	830,195
Oppenheimer Main Street Growth & Income Fund/VA	5,101,453	317,447
Oppenheimer Multiple Strategies Fund/VA	3,917,784	852,161
Oppenheimer Strategic Bond Fund/VA	5,134,613	1,075,166

Retirement Builder Variable Annuity Account—

Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2002

2. Investments (continued)

	Purchases	Sales
Putnam Variable Trust—Class IB Shares:
Putnam VT Global Growth Fund	328,156	1,491,926
Putnam VT Growth and Income Fund	2,877,179	261,807
Putnam VT Growth Opportunities Fund	556,095	404,704
Putnam VT Money Market Fund	10,206,735	9,299,353
Putnam VT New Value Fund	2,333,786	826,628
Variable Insurance Products Fund (VIP):
Fidelity—VIP High Income Portfolio—Service Class	1,697,833	343,322
Fidelity—VIP Equity-Income Portfolio—Service Class 2	6,509,160	486,750
Fidelity—VIP Growth Portfolio—Service Class 2	2,691,835	374,006
Fidelity—VIP Index 500 Portfolio—Initial Class	6,447,363	1,980,485
Fidelity—VIP Investment Grade Bond Portfolio—Initial Class	18,583,963	668,441
Fidelity—VIP Growth Opportunities Portfolio—Service Class	780,107	1,032,155
Franklin Templeton Variable Insurance Products Trust—Class 2:
Templeton Foreign Securities Fund	2,367,852	139,572
Templeton Global Asset Allocation Fund	1,596,286	112,079
Franklin Small Cap Fund	6,044,002	314,143
Templeton Developing Markets Securities Fund	410,968	109,293

Retirement Builder Variable Annuity Account—

Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Core Equity Subaccount	AIM V.I. International Growth Subaccount	AIM V.I. Premier Equity Subaccount
Units outstanding at January 1, 2001	529,130	15,414,045	3,650,525	32,201,500
Units purchased	859,712	987,041	738,797	2,765,404
Units redeemed and transferred	549,996	(1,384,164)	(275,482)	(2,808,724)

Units outstanding at December 31, 2001	1,938,838	15,016,922	4,113,840	32,158,180
Units purchased	1,788,278	401,646	250,681	1,676,140
Units redeemed and transferred	937,676	(2,770,089)	(513,735)	(5,198,767)

Units outstanding at December 31, 2002	4,664,792	12,648,479	3,850,786	28,635,553

	AIM V.I. Dent Demographic Trends Subaccount	Alliance Premier Growth Subaccount(1)	Alliance Technology Subaccount(1)	Davis Value Subaccount
Units outstanding at January 1, 2001	1,461,719	—	—	730,811
Units purchased	653,859	1,323,243	1,048,501	2,353,681
Units redeemed and transferred	458,970	1,314,407	438,991	3,188,577

Units outstanding at December 31, 2001	2,574,548	2,637,650	1,487,492	6,273,069
Units purchased	394,932	1,910,679	1,300,957	3,671,324
Units redeemed and transferred	(280,009)	2,910,019	664,194	4,920,712

Units outstanding at December 31, 2002	2,689,471	7,458,348	3,452,643	14,865,105

Retirement Builder Variable Annuity Account—

Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Evergreen VA Subaccount	Evergreen VA Foundation Subaccount	Evergreen VA Growth and Income Subaccount	Evergreen VA Global Leaders Subaccount
Units outstanding at January 1, 2001	2,121,489	20,095,426	2,953,541	2,765,794
Units purchased	164,527	1,614,181	417,320	325,936
Units redeemed and transferred	(322,409)	(1,835,706)	(336,623)	64,011

Units outstanding at December 31, 2001	1,963,607	19,873,901	3,034,238	3,155,741
Units purchased	132,743	1,198,421	474,694	323,127
Units redeemed and transferred	(463,041)	(3,182,705)	(16,921)	137,230

Units outstanding at December 31, 2002	1,633,309	17,889,617	3,492,011	3,616,098

	Evergreen VA International Growth Subaccount	Evergreen VA Capital Growth Subaccount	Evergreen VA Growth Subaccount	Evergreen VA High Income Subaccount
Units outstanding at January 1, 2001	519,329	3,696,708	1,182,241	216,993
Units purchased	50,466	1,907,547	153,601	170,257
Units redeemed and transferred	(8,904)	1,490,484	120,699	100,462

Units outstanding at December 31, 2001	560,891	7,094,739	1,456,541	487,712
Units purchased	987,731	1,958,746	1,984,765	1,249,160
Units redeemed and transferred	680,196	(165,232)	883,439	642,755

Units outstanding at December 31, 2002	2,228,818	8,888,253	4,324,745	2,379,627

Retirement Builder Variable Annuity Account—

Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Evergreen VA Blue Chip Subaccount(1)	Evergreen VA Omega Subaccount(1)	Federated American Leaders Fund II Subaccount	Federated High Income Bond Fund II Subaccount
Units outstanding at January 1, 2001	—	—	399,415	6,971,107
Units purchased	226,378	877,990	377,877	435,017
Units redeemed and transferred	207,811	497,672	669,169	(573,879)

Units outstanding at December 31, 2001	434,189	1,375,662	1,446,461	6,832,245
Units purchased	749,427	2,238,334	1,629,343	1,847,211
Units redeemed and transferred	215,318	1,356,456	2,085,938	(26,341)

Units outstanding at December 31, 2002	1,398,934	4,970,452	5,161,742	8,653,115

	MFS Emerging Growth Subaccount	MFS Research Subaccount	MFS Total Return Subaccount	MFS Utilities Subaccount
Units outstanding at January 1, 2001	14,146,412	10,170,607	7,501,707	8,461,528
Units purchased	1,503,890	1,232,055	3,753,214	2,649,473
Units redeemed and transferred	(1,124,147)	(1,274,442)	2,299,379	1,348,577

Units outstanding at December 31, 2001	14,526,155	10,128,220	13,554,300	12,459,578
Units purchased	674,402	521,925	6,141,082	566,564
Units redeemed and transferred	(2,707,294)	(1,538,826)	7,088,538	(1,435,328)

Units outstanding at December 31, 2002	12,493,263	9,111,319	26,783,920	11,590,814

Retirement Builder Variable Annuity Account—

Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Main Street Growth & Income Subaccount	Oppenheimer Multiple Strategies Subaccount	Oppenheimer Strategic Bond Subaccount
Units outstanding at January 1, 2001	11,325,460	981,137	2,676,447	5,807,598
Units purchased	2,349,702	1,051,426	908,697	779,975
Units redeemed and transferred	(330,360)	1,188,438	531,154	33,438

Units outstanding at December 31, 2001	13,344,802	3,221,001	4,116,298	6,621,011
Units purchased	3,841,160	2,199,527	1,509,366	1,292,926
Units redeemed and transferred	2,392,906	2,867,446	1,199,115	2,047,042

Units outstanding at December 31, 2002	19,578,868	8,287,974	6,824,779	9,960,979

	Putnam VT Global Growth Subaccount	Putnam VT Growth and Income Subaccount	Putnam VT Growth Opportunities Subaccount	Putnam VT Money Market Subaccount
Units outstanding at January 1, 2001	7,435,267	275,557	1,714,955	4,364,892
Units purchased	737,266	758,824	1,221,057	1,832,252
Units redeemed and transferred	(168,899)	1,156,390	659,001	5,894,530

Units outstanding at December 31, 2001	8,003,634	2,190,771	3,595,013	12,091,674
Units purchased	204,288	1,490,879	963,831	3,602,663
Units redeemed and transferred	(1,639,486)	1,430,912	(724,465)	(2,531,528)

Units outstanding at December 31, 2002	6,568,436	5,112,562	3,834,379	13,162,809

Retirement Builder Variable Annuity Account—

Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Putnam VT New Value Subaccount	Fidelity—VIP High Income— Service Class Subaccount	Fidelity—VIP Equity- Income— Service Class 2 Subaccount	Fidelity—VIP Growth—Service Class 2 Subaccount
Units outstanding at January 1, 2001	1,892,725	1,905,816	193,072	1,356,280
Units purchased	813,779	392,367	1,207,845	1,358,152
Units redeemed and transferred	1,027,211	195,954	1,185,007	1,179,222

Units outstanding at December 31, 2001	3,733,715	2,494,137	2,585,924	3,893,654
Units purchased	922,257	897,664	3,087,253	2,501,674
Units redeemed and transferred	448,583	502,056	3,472,319	899,221

Units outstanding at December 31, 2002	5,104,555	3,893,857	9,145,496	7,294,549

	Fidelity—VIP Index 500—Initial Class Subaccount	Fidelity—VIP Investment Grade Bond—Initial Class Subaccount	Fidelity—VIP Growth Opportunities— Service Class Subaccount	Templeton Foreign Securities Subaccount
Units outstanding at January 1, 2001	13,189,743	2,732,320	6,856,649	2,423,284
Units purchased	1,824,547	1,961,455	412,779	494,884
Units redeemed and transferred	47,033	2,703,636	(1,186,797)	176,382

Units outstanding at December 31, 2001	15,061,323	7,397,411	6,082,631	3,094,550
Units purchased	3,145,008	5,933,584	341,725	1,854,985
Units redeemed and transferred	869,901	8,222,624	(552,983)	868,742

Units outstanding at December 31, 2002	19,076,232	21,553,619	5,871,373	5,818,277

Retirement Builder Variable Annuity Account—

Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Templeton Global Asset Allocation Subaccount	Franklin Small Cap Subaccount	Templeton Developing Markets Securities Subaccount
Units outstanding at January 1, 2001	638,408	4,943,582	31,117
Units purchased	78,379	1,639,789	21,560
Units redeemed and transferred	319,913	533,271	19,712

Units outstanding at December 31, 2001	1,036,700	7,116,642	72,389
Units purchased	813,164	3,575,355	240,920
Units redeemed and transferred	809,997	3,280,174	104,032

Units outstanding at December 31, 2002	2,659,861	13,972,171	417,341

Retirement Builder Variable Annuity Account—

Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Effective with the 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
AIM V.I. Capital Appreciation	12/31/2002 12/31/2001		4,664,792 1,938,838	$0.79 to $0.88 1.17 to 1.18	$3,960,882 2,273,669	0.00 0.00%	1.25% to 2.00% 1.25 to 1.40	(25.40)% to (20.61)% (24.35) to (24.23)
AIM V.I. Core Equity	12/31/2002 12/31/2001		12,648,479 15,016,922	0.84 to 0.90 1.07 to 1.08	11,264,357 16,081,951	0.30 0.04	1.25 to 2.00 1.25 to 1.40	(16.75) to (15.37) (23.91) to (23.79)
AIM V.I. International Growth	12/31/2002 12/31/2001		3,850,786 4,113,840	0.75 to 0.82 0.90 to 0.91	2,899,570 3,713,030	0.56 0.31	1.25 to 2.00 1.25 to 1.40	(18.48) to (16.72) (24.60) to (24.48)
AIM V.I. Premier Equity	12/31/2002 12/31/2001		28,635,553 32,158,180	0.77 to 0.81 1.18 to 1.18	23,179,848 37,885,964	0.31 0.12	1.25 to 2.00 1.25 to 1.40	(31.22) to (22.89) (13.78) to (13.65)
AIM V.I. Dent Demographic Trends	12/31/2002 12/31/2001		2,689,471 2,574,548	0.35 to 0.74 0.52 to 0.53	996,200 1,350,296	0.00 0.00	1.25 to 2.00 1.25 to 1.40	(33.14) to (26.28) (32.86) to (32.76)
Alliance Premier Growth	12/31/2002 12/31/2001	(1)	7,458,348 2,637,650	0.44 to 0.78 0.64 to 0.85	3,891,127 1,740,366	0.00 0.00	1.25 to 2.00 1.25 to 1.40	(31.80) to (21.76) (35.99) to (15.17)
Alliance Technology	12/31/2002 12/31/2001	(1)	3,452,643 1,487,492	0.27 to 0.68 0.48 to 0.80	1,392,887 756,091	0.00 0.00	1.25 to 2.00 1.25 to 1.40	(42.61) to (32.28) (52.47) to (20.22)
Davis Value	12/31/2002 12/31/2001		14,865,105 6,273,069	0.72 to 0.85 0.87 to 0.87	10,983,505 5,442,559	1.11 0.73	1.25 to 2.00 1.25 to 1.40	(17.42) to (15.38) (11.64) to (11.51)
Evergreen VA	12/31/2002 12/31/2001		1,633,309 1,963,607	0.74 to 0.82 0.96 to 0.96	1,204,507 1,883,673	0.63 0.00	1.25 to 2.00 1.25 to 1.40	(23.30) to (18.05) (18.99) to (18.87)
Evergreen VA Foundation	12/31/2002 12/31/2001		17,889,617 19,873,901	0.88 to 0.92 0.98 to 0.99	15,733,202 19,568,679	2.14 2.14	1.25 to 2.00 1.25 to 1.40	(10.91) to (7.81) (9.84) to (9.70)

Retirement Builder Variable Annuity Account—

Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Evergreen VA Growth and Income	12/31/2002 12/31/2001		3,492,011 3,034,238	$0.82 to $0.90 1.07 to 1.08	$3,106,143 3,259,053	1.16 0.42%	1.25% to 2.00% 1.25 to 1.40	(17.87)% to (16.46)% (13.38) to (13.25)
Evergreen VA Global Leaders	12/31/2002 12/31/2001		3,616,098 3,155,741	0.70 to 0.80 0.89 to 0.89	2,555,743 2,809,990	0.72 0.44	1.25 to 2.00 1.25 to 1.40	(21.37) to (20.41) (14.63) to (14.50)
Evergreen VA International Growth	12/31/2002 12/31/2001		2,228,818 560,891	0.81 to 0.90 1.02 to 1.02	1,922,712 570,882	2.95 0.64	1.25 to 2.00 1.25 to 1.40	(18.53) to (11.58) (19.32) to (19.20)
Evergreen VA Capital Growth	12/31/2002 12/31/2001		8,888,253 7,094,739	0.74 to 0.81 0.96 to 0.97	6,668,883 6,841,646	0.37 0.48	1.25 to 2.00 1.25 to 1.40	(23.59) to (19.06) (14.16) to (14.03)
Evergreen VA Growth	12/31/2002 12/31/2001		4,324,745 1,456,541	0.75 to 1.01 1.39 to 1.40	3,858,397 2,032,526	0.00 0.00	1.25 to 2.00 1.25 to 1.40	(27.92) to (24.60) (7.98) to (7.84)
Evergreen VA High Income	12/31/2002 12/31/2001		2,379,627 487,712	1.00 to 1.20 1.13 to 1.13	2,669,133 550,452	4.93 14.33	1.25 to 2.00 1.25 to 1.40	0.17 to 5.83 8.74 to 8.90
Evergreen VA Blue Chip	12/31/2002 12/31/2001	(1)	1,398,934 434,189	0.65 to 0.80 0.85 to 0.85	1,014,992 369,093	0.53 0.79	1.25 to 2.00 1.25 to 1.40	(23.13) to (19.80) (15.00) to (14.87)
Evergreen VA Omega	12/31/2002 12/31/2001	(1)	4,970,452 1,375,662	0.65 to 0.80 0.88 to 0.88	3,517,333 1,213,549	0.00 0.00	1.25 to 2.00 1.25 to 1.40	(26.41) to (20.10) (11.81) to (11.68)
Federated American Leaders Fund II	12/31/2002 12/31/2001		5,161,742 1,446,461	0.77 to 0.81 0.98 to 0.98	4,024,939 1,417,853	0.68 0.84	1.25 to 2.00 1.25 to 1.40	(21.32) to (19.38) (5.54) to (5.40)
Federated High Income Bond Fund II	12/31/2002 12/31/2001		8,653,115 6,832,245	0.93 to 0.96 0.93 to 0.96	8,158,814 6,414,563	9.00 10.61	1.25 to 2.00 1.25 to 1.40	(4.29) to 0.14 (0.03) to 0.12
MFS Emerging Growth	12/31/2002 12/31/2001		12,493,263 14,526,155	0.74 to 0.75 1.15 to 1.15	9,373,865 16,681,033	0.00 0.00	1.25 to 2.00 1.25 to 1.40	(34.68) to (25.27) (34.41) to (34.31)
MFS Research	12/31/2002 12/31/2001		9,111,319 10,128,220	0.78 to 0.81 1.08 to 1.09	7,330,549 10,953,475	0.27 0.01	1.25 to 2.00 1.25 to 1.40	(25.58) to (21.46) (22.35) to (22.23)
MFS Total Return	12/31/2002 12/31/2001		26,783,920 13,554,300	0.92 to 1.16 1.24 to 1.24	29,756,045 16,789,128	1.46 1.84	1.25 to 2.00 1.25 to 1.40	(8.42) to (6.34) (1.14) to (1.00)

Retirement Builder Variable Annuity Account—

Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
MFS Utilities	12/31/2002 12/31/2001	11,590,814 12,459,578	$0.83 to $0.86 1.12 to 1.12	$9,863,296 13,918,563	2.60 3.04%	1.25% to 2.00% 1.25 to 1.40	(23.82)% to (16.24)% (25.26) to (25.15)
Oppenheimer Capital Appreciation	12/31/2002 12/31/2001	19,578,868 13,344,802	0.78 to 1.09 1.50 to 1.50	20,109,366 19,991,701	0.55 0.62	1.25 to 2.00 1.25 to 1.40	(27.87) to (21.33) (13.79) to (13.66)
Oppenheimer Main Street Growth & Income	12/31/2002 12/31/2001	8,287,974 3,221,001	0.80 to 0.92 1.14 to 1.14	7,320,536 3,666,420	0.55 0.39	1.25 to 2.00 1.25 to 1.40	(19.92) to (19.41) (11.41) to (11.28)
Oppenheimer Multiple Strategies	12/31/2002 12/31/2001	6,824,779 4,116,298	0.90 to 1.10 1.24 to 1.24	7,287,807 5,104,638	3.14 3.31	1.25 to 2.00 1.25 to 1.40	(11.64) to (10.20) 0.80 to 0.95
Oppenheimer Strategic Bond	12/31/2002 12/31/2001	9,960,979 6,621,011	1.03 to 1.15 1.08 to 1.08	11,260,415 7,134,372	6.89 2.39	1.25 to 2.00 1.25 to 1.40	2.73 to 6.12 3.39 to 3.55
Putnam VT Global Growth	12/31/2002 12/31/2001	6,568,436 8,003,634	0.69 to 0.82 0.91 to 0.91	4,572,899 7,266,312	0.07 0.00	1.25 to 2.00 1.25 to 1.40	(23.47) to (17.51) (30.74) to (30.64)
Putnam VT Growth and Income	12/31/2002 12/31/2001	5,112,562 2,190,771	0.80 to 0.81 1.00 to 1.00	4,091,628 2,184,760	1.17 0.74	1.25 to 2.00 1.25 to 1.40	(20.11) to (18.56) (7.69) to (7.56)
Putnam VT Growth Opportunities	12/31/2002 12/31/2001	3,834,379 3,595,013	0.34 to 0.80 0.49 to 0.49	1,351,596 1,747,133	0.00 0.00	1.25 to 2.00 1.25 to 1.40	(30.47) to (20.24) (33.04) to (32.94)
Putnam VT Money Market	12/31/2002 12/31/2001	13,162,809 12,091,674	0.99 to 1.11 1.11 to 1.11	14,329,458 13,422,875	1.19 3.35	1.25 to 2.00 1.25 to 1.40	(0.55) to (0.04) 2.33 to 2.48
Putnam VT New Value	12/31/2002 12/31/2001	5,104,555 3,733,715	0.83 to 1.10 1.32 to 1.32	5,396,819 4,924,627	0.85 0.76	1.25 to 2.00 1.25 to 1.40	(17.03) to (16.65) 1.88 to 2.03
Fidelity—VIP High Income—Service Class	12/31/2002 12/31/2001	3,893,857 2,494,137	0.79 to 1.01 0.78 to 0.78	3,206,044 1,947,804	8.76 11.94	1.25 to 2.00 1.25 to 1.40	0.56 to 1.82 (12.96) to (12.83)
Fidelity—VIP Equity-Income—Service Class 2	12/31/2002 12/31/2001	9,145,496 2,585,924	0.82 to 0.83 1.01 to 1.02	7,557,508 2,622,097	0.92 0.41	1.25 to 2.00 1.25 to 1.40	(18.44) to (18.17) (6.54) to (6.40)
Fidelity—VIP Growth—Service Class 2	12/31/2002 12/31/2001	7,294,549 3,893,654	0.47 to 0.74 0.68 to 0.69	3,908,781 2,667,486	0.11 0.06	1.25 to 2.00 1.25 to 1.40	(31.26) to (25.61) (19.01) to (18.89)

Retirement Builder Variable Annuity Account—

Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Lowest to Highest
Fidelity—VIP Index 500—Initial Class	12/31/2002 12/31/2001	19,076,232 15,061,323	$0.81 to $1.19 1.53 to 1.55	$21,752,273 23,140,015	1.21 1.12%	1.25% to 2.00% 1.25 to 1.40	(23.32)% to (18.93)% (13.32) to (13.19)
Fidelity—VIP Investment Grade Bond—Initial Class	12/31/2002 12/31/2001	21,553,619 7,397,411	1.07 to 1.46 1.33 to 1.34	29,261,404 9,838,812	2.39 3.36	1.25 to 2.00 1.25 to 1.40	6.96 to 8.98 6.96 to 7.12
Fidelity—VIP Growth Opportunities—Service Class	12/31/2002 12/31/2001	5,871,373 6,082,631	0.81 to 0.83 1.07 to 1.08	4,844,336 6,522,781	1.10 0.40	1.25 to 2.00 1.25 to 1.40	(22.99) to (18.25) (15.61) to (15.48)
Templeton Foreign Securities	12/31/2002 12/31/2001	5,818,277 3,094,550	0.71 to 0.78 0.89 to 0.89	4,233,368 2,749,026	1.50 2.86	1.25 to 2.00 1.25 to 1.40	(21.83) to (19.57) (17.16) to (17.04)
Templeton Global Asset Allocation	12/31/2002 12/31/2001	2,659,861 1,036,700	0.90 to 0.91 0.95 to 0.95	2,394,289 985,602	1.47 1.20	1.25 to 2.00 1.25 to 1.40	(9.63) to (5.57) (11.20) to (11.06)
Franklin Small Cap	12/31/2002 12/31/2001	13,972,171 7,116,642	0.76 to 0.79 1.11 to 1.12	10,866,492 7,916,270	0.23 0.37	1.25 to 2.00 1.25 to 1.40	(29.67) to (23.98) (16.43) to (16.30)
Templeton Developing Markets Securities	12/31/2002 12/31/2001	417,341 72,389	0.71 to 0.87 0.73 to 0.73	325,456 52,553	1.78 0.96	1.25 to 2.00 1.25 to 1.40	(13.30) to (1.38) (9.36) to (9.22)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. Expense ratios for periods of less than one year have been annualized.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Retirement Builder Variable Annuity Account—

Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2002

5. Administrative, Mortality, and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for Transamerica Life’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund Account. An annual charge ranging from 1.10% to 1.85% (depending on the death benefit selected) is assessed.

An administrative charge of .15% annually is deducted from the client values of the subaccounts of the Mutual Fund Account. This charge is assessed daily along with an annual policy fee of the lesser of 2% of the policy value or $30 per contract. The annual policy fee is deducted proportionately from the subaccounts’ accumulated values. These deductions represent reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)  Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits:

(1)	(a)	Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Mutual Fund Account. Note 1.

(2)		Not Applicable.

(3)	(a)	Principal Distribution Agreement by and between PFL Life Insurance Company on its own behalf and on the behalf of the Mutual Fund Account, and AEGON USA Securities, Inc. Note 2.

	(a)	(1) Principal Underwriting Agreement by and between PFL Life Insurance Company on its own behalf and on behalf of the Mutual Fund Account, and AFSG Securities Corporation. Note 5.

	(a)	(2) Termination of Principal Distribution Agreement by and between PFL Life Insurance Company on its own behalf and on the behalf of the Mutual Fund Account, and AEGON USA Securities Inc. Note 6

	(b)	Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 5.

(4)	(a)	Form of Policy for the Retirement Income Builder Variable Annuity. Note 2

	(b)	Form of Policy Endorsements for the Retirement Income Builder Variable Annuity. Note 6. (Allocation of Premium Payments)

	(c)	Form of Policy Rider for the Retirement Income Builder Variable Annuity. (GMIB) Note 7.

	(d)	Form of Policy Endorsement for the Retirement Income Builder Variable Annuity (403(b)) Note 7.

	(e)	Form of Policy Rider for the Retirement Income Builder Variable Annuity (Additional Death Distribution). Note 11

(4)	(f)	Form of Policy for Portfolio Select Variable Annuity. Note 16

(4)	(g)	Form of Policy Endorsement for Portfolio Select Variable Annuity (Initial Payment Guarantee). Note 12

(4)	(h)	Form of Policy Rider for Portfolio Select Variable Annuity (Managed Annuity Program). Note 13

(4)	(i)	Form of Policy Rider for Portfolio Select Variable Annuity (Beneficiary Earnings Enhancement—Extra). Note 16

(4)	(j)	Form of Policy Rider for Portfolio Select Variable Annuity (Liquidity Rider). Note 16

(4)	(k)	Form of Policy Rider for Portfolio Select Variable Annuity (Enhancement Rider). Note 17.

(4)	(l)	Form of Policy Rider (MAPII). Note 18

(5)	(a)		Form of Application for the Retirement Income Builder Variable Annuity. Note 3

	(b)		Form of Application for the First Union “Flexible Premium Individual Deferred” Variable Annuity. Note 5.

(5)	(b)	(1)	Amended form of Application for the First Union “Flexible Premium Individual Deferred” Variable Annuity. Note 9.

(5)	(b)	(2)	Form of Application for Portfolio Select Variable Annuity. Note 17

	(b)	(3)	Form of Application for Portfolio Select Variable Annuity. Note 19

	(c)		Form of Application for the Retirement Income Builder Variable Annuity. Note 5.

(5)	(c)	(1)	Amended form of Application for the Retirement Income Builder Variable Annuity. Note 9.

(5)	(c)	(2)	Form of Application for Retirement Income Builder Variable Annuity. Note 17

	(c)	(3)	Form of Application for RIB. Note 19

	(d)		Form of Application for the Multi-Manager Retirement Income Builder “Flexible Premium Individual Deferred Variable Annuity.” Note 6.

(5)	(d)	(1)	Amended form of Application for the Multi-Manager Retirement Income Builder “Flexible Premium Individual Deferred Variable Annuity.” Note 9.

(5)	(d)	(2)	Amended form of Application for the Retirement Income Builder II. Note 11.

(5)	(d)	(3)	Form of Application for Retirement Income Builder II Variable Annuity. Note 17

	(d)	(4)	Form of Application for RIB II. Note 19

(6)	(a)		Articles of Incorporation of PFL Life Insurance Company. Note 1.

	(b)		ByLaws of PFL Life Insurance Company. Note 1.

(7)			Not Applicable.

(8)	(a)		Participation Agreement by and between PFL Life Insurance Company and Fidelity Distributors Corporation and Addendum thereto. Note 2

(8)	(a)	(1)	Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation (Underwriter), and PFL Life Insurance Company (Depositor). Note 3

(8)	(a)	(2)	Addendum to Participation Agreement between Variable Insurance Product Funds, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 5.

(8)	(a)	(3)

Addendums to Participation Agreements between PFL Life Insurance Company, Fidelity Distributors and Variable Insurance Products Funds, Variable Insurance Products Funds II, and Variable Insurance Products Funds III. Note 8.

(8)	(a)	(4)

Amended Schedule A to Participation Agreements between PFL Life Insurance Company, Fidelty Distributors and Variable Insurance Products Funds, Variable Insurance Products Funds II, Variable Insurance Products Funds III. Note 9.

(8)	(b)		Participation Agreement by and among AIM Variable Insurance Funds, Inc., PFL Life Insurance Company, and AFSG Securities Corporation. Note 6

(8)	(b)	(1)	Amendment No.1 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 6.

(8)	(b)	(2)	Amendment No. 4 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 9.

(8)	(c)		Form of Participation Agreement by and between PFL Life Insurance Company and Evergreen Variable Trust. Note 5

	(c)	(1)	Addendum to Participation Agreement between PFL Life Insurance Company and Evergreen Variable Trust. Note 8.

(8)	(c)	(2)	Addendum No. 2 to Participation Agreement between PFL Life Insurance Company and Evergreen Variable Trust. Note 9.

	(c)	(3)	Addendum No. 3 to Participation Agreement between PFL Life Insurance Company and Evergreen Variable Trust. Note 11

(8)	(d)		Amended Exhibit A and Exhibit B to Participation Agreement by and between PFL Life Insurance Company, Federated Insurance Series and Federated Securities Corp. Note 5

(8)	(d)	(1)	Second Amendment Exhibit A and Exhibit B to Participation Agreement by and between PFL Life Insurance Company, Federated Insurance Series and Federated Securities Corp. Note 9.

(8)	(e)		Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 4

(8)	(e)	(1)	Addendum to Participation Agreement, dated as of November 24, 1997 by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and PFL Life Insurance Company. Note 6.

(8)	(e)	(2)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 8.

(8)	(f)		Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and PFL Life Insurance Company. Note 4

(8)	(f)	(1)	Amendment to Participation Agreement, dated as of December 15, 1997 by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and PFL Life Insurance Company. Note 6.

(8)	(g)		Participation Agreement by and between Putnam Variable Trust, Putnam Mutual Funds Corp. and PFL Life Insurance Company. Note 6

(8)	(g)	(1)	Amended Schedule A to Participation Agreement by and between Putman Variable Trust, Putman Mutual Funds Corp. and PFL Life Insurance Company. Note 9.

(8)	(h)

Amendment to Participation Agreement, dated as of April 15, 1997, between Dreyfus Variable Investment Fund, the Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index fund, Inc., (d/b/a Dreyfus Stock Index fund), and, PFL Life Insurance Company. Note 6.

(8)	(i)		Amendment No. 5 to Participation Agreement among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of

Ohio, and PFL Life Insurance Company. Note 7.

(8)	(i)	(1)

Form of Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 15.

	(j)		Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and PFL Life Insurance Company. Note 8.

(8)	(j)	(1)	Revised Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and PFL Life Insurance Company. Note 11.

	(k)		Participation Agreement between Mentor Variable Investment Portfolios and PFL Life Insurance Company. Note 9.

(8)	(l)		Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC. and PFL Life Insurance Company. Note 9

(8)	(m)		Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc. Note 9

(8)	(m)	(1)	Termination of Participation Agreement (Transamerica). Note 13

(8)	(m)	(2)	Participation Agreement (Transamerica) Note 13.

(8)	(m)	(3)	Addendum to January 1, 2000 Transamerica Variable Insurance Fund, Inc. Participation Agreement for Transamerica Life Insurance Company. Note 13

(8)	(n)		Participation Agreement by and among Alliance Variable Products Series Fund, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 10

(8)	(n)	(1)	Amendment No 1 to Participation Agreement by and among Alliance Variable Products Series Fund, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 14

(8)	(o)		Participation Agreement between Nations Separate Account Trust, Transamerica Life Insurance Company, Stephens Inc., and AFSG Securities Corporation. Note 14

(9)			Opinion and Consent of Counsel. Note 2

(10)	(a)		Consent of Independent Auditors. Note 19

(10)	(b)		Opinion and Consent of Actuary. Note 19

(11)			Not applicable.

(12)			Not applicable.

(13)	(a)		Performance Data Calculations (PFL RIB). Note 19

(13)	(b)		Performance Data Calculations. (PFL RIBII) Note 19

(13)	(c)		Performance Data Calculations. (Portfolio Select) Note 19

(14)

Powers of Attorney. Note 1. (Patrick S. Baird, Craig D. Vermie, William L. Busler, Douglas C. Kolsrud, Robert J. Kontz) Note 2. (Brendy K. Clancy) Note 6 (Larry N. Norman) Note 11 (Bart Herbert, Jr.) Note 17 (Christopher H. Garrett, Arthur C. Schneider).

Note 1.			Filed with one Initial filing of this Form N-4 Registration Statement (File No. 333-7509) on July 3, 1996.

Note 2.			Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 333-7509) on December 6, 1996.

Note 3.			Filed with Post-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 333-7509) on April 29, 1997.

Note 4.			Filed with Post-Effective Amendment No. 2 to this Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.

Note 5.			Filed with Post-Effective Amendment No. 4 to this Form N-4 Registration Statement (File No. 333-7509) on April 30, 1998.

Note 6.			Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.

Note 7.			Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 333-7509) on January 22, 1999.

Note 8.			Filed with Post-Effective Amendment No. 8 to this Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.

Note 9.			Filed with Post-Effective Amendment No. 9 to this Form N-4 Registration Statement (File No. 333-7509) on April 27, 2000.

Note 10.			Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.

Note 11.			Filed with Post Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 333-7509) on April 30, 2001.

Note 12.			Incorporated by reference to Post-Effective Amendment No. 25 to Form N-4 Registration Statement (File No. 33-33085) on April 27, 2001.

Note 13.			Incorporated by Reference to Post Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 33-33085) on October 2, 2001.

Note 14.			File with Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-7509) on January 18, 2002.

Note 15.			Filed with Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 2002.

Note 16.			Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-87792) on July 15, 2002.

Note 17.	Filed with Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 333-7509) on October 11, 2002.

Note 18.	Incorporated herein by reference to Post-Effective Amendment No. 31 to Form N-4 Registration Statement (File No. 33-33085) on October 15, 2002.

Note 19.	Filed with Post-Effective No. 17 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 2003.

Item 25.    Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices with Depositor
Larry N. Norman 4333 Edgewood Road N.E. Cedar Rapids, Iowa 52499-0001	Director, Chairman of the Board and President

Christopher H. Garrett 4333 Edgewood Road N.E. Cedar Rapids, Iowa 52499-0001	Director, CFO—Financial Partners

Craig D. Vermie 4333 Edgewood Road N.E. Cedar Rapids, Iowa 52499-0001	Director, Vice President, Secretary and General Counsel

Arthur C. Schneider 4333 Edgewood Road N.E. Cedar Rapids, Iowa 52499-0001	Director, Vice President and Chief Tax Officer

Robert J. Kontz 4333 Edgewood Road N.E. Cedar Rapids, Iowa 52499-0001	Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road N.E. Cedar Rapids, Iowa 52499-0001	Director, Vice President, Treasurer and Chief Financial Officer

Item 26.     Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON N.V.	Netherlands	32.47% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Derivatives B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company

The AEGON Trust Voting Trust Trustees: Donald J. Shepard Dennis Hersch Joseph B.M. Streppel	Delaware		Voting Trust

AEGON U.S. Holding Corporation	Delaware	225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

COPRA Reinsurance Company	New York	100% AEGON U.S. Holding Corporation	Holding company

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 10,000 shares (75.54%); AEGON USA, Inc. owns 3,238 shares (24.46%)	Holding Company

AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 100 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company

RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate

ALH Properties Eight LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Five LLC	Delaware	100% RCC North America LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Four LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Fourteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Nine LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Seven LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Ten LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Thirteen LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Three LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% RCC North America LLC	Real estate

ALH Properties Two LLC	Delaware	100% RCC North America LLC	Real estate

BF Equity LLC	New York	100% RCC North America LLC	Real estate

Eighty-Six Yorkville, Inc.	Delaware	100% RCC North America LLC	Real estate

FGH Eastern Region LLC	Delaware	100% RCC North America LLC	Real estate

FGH Property Services LLC	Delaware	100% RCC North America LLC	Real estate

FGH Realty Credit LLC	Delaware	100% RCC North America LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 106 Fulton, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP 109th Street LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% RCC North America LLC	Real estate

FGP Bala, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Broadway LLC	Delaware	100% RCC North America LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Centereach, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Colonial Plaza, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Coram, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Emerson, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Franklin LLC.	Delaware	100% RCC North America LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
FGP Herald Center, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Islandia, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Keene LLC	Delaware	100% RCC North America LLC	Real estate

FGP Lincoln, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Main Street, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Merrick, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Northern Blvd., Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Remsen, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Rockbeach, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Schenectady, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP Stamford, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP West 14th Street, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% RCC North America LLC	Real estate

FGP West Street Two LLC	Delaware	100% RCC North America LLC	Real estate

FGP West Street LLC	Delaware	100% RCC North America LLC	Real estate

Fifth FGP LLC	Delaware	100% RCC North America LLC	Real estate

First FGP LLC	Delaware	100% RCC North America LLC	Real estate

Fourth FGP LLC	Delaware	100% RCC North America LLC	Real estate

Second FGP LLC	Delaware	100% RCC North America LLC	Real estate

Seventh FGP LLC	Delaware	100% RCC North America LLC	Real estate

The RCC Group, Inc.	Delaware	100% RCC North America, LLC	Real estate

Third FGP LLC	Delaware	100% RCC North America, LLC	Real estate

Transamerica Holding Company LLC	Delaware	100 shares Common Stock owned by AEGON USA, Inc; 100 shares Series A Preferred Stock owned by AEGON USA, Inc.	Holding company

AEGON Funding Corp.	Delaware	100% Transamerica Holding Corporation LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON USA Investment Management, LLC	Iowa	100% Transamerica Holding Corporation LLC.	Investment advisor

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Company	Investment advisor

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Company	Administrative and investment services

RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner.	Limited Partnership

QSC Holding, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and financial software production and sales

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Real Estate Alternatives Portfolio 1 LLC	DE	100% AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Credit insurance

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

George Beram & Company, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

AEGON/Transamerica Investors Services, Inc.	Florida	100% AUSA Holding Company	Shareholder services

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Provider of automobile extended maintenance contracts

Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

ADB Corporation, L.L.C.	Delaware	100% Money Services, Inc.	Special purpose limited Liability company

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

ORBA Insurance Services, Inc.	California	40.15% Money Services, Inc.	Insurance agency

Great Companies, L.L.C.	Iowa	30% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator

Monumental General Mass Marketing, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

Trip Mate Insurance Agency, Inc.	Kansas	100% Monumental General Insurance Group, Inc.	Sale/admin. of travel insurance

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

Roundit, Inc.	Maryland	50% AUSA Holding Co.	Financial services

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer

ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency

Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company

Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company

Pension Life Insurance Company of America	New Jersey	100% Academy Life Insurance Company	Insurance company

Ammest Massachusetts Insurance Agency, Inc.	Massachusetts	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Ammest Realty, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent

Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

FED Financial, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Force Financial Services, Inc.	Massachusetts	100% Force Financial Group, Inc.	Special-purpose subsidiary

Military Associates, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

NCOAA Management Company	Texas	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services

Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	Provider of admin. services

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and admin. services to ins. cos.

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer

Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services

Compass Rose Development Corporation	Pennsylvania	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Financial Planning Services, Inc.	Dist. Columbia	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Frazer Association Consultants, Inc.	Illinois	100% Ampac Insurance Agency, Inc.	TPA license-holder

National Home Life Corporation	Pennsylvania	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc.	Furniture & equipment lessor

Veterans Benefit Plans, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc.	Administrator of group insurance programs

Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	TPA for Peoples Security Life Insurance Company

AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent

Capital 200 Block Corporation	Delaware	100% Commonwealth General Corporation	Real estate holdings

Capital General Development Corporation	Delaware	100% Commonwealth General Development	Holding company

Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company 26.77% First AUSA Life Insurance Company	Insurance company

AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Apple Partners of Iowa LLC	Iowa	58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property

Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary

Exchange Management Services, Inc.	Missouri	100% Monumental Life Insurance Company	Management company

Peoples Benefit Life Insurance Company	Iowa	3.7% CGC 20% Capital Liberty, L.P. 76.3% Monumental Life Insurance Company	Insurance company

Coverna Direct Insurance Agency, Inc.	Maryland	100% Peoples Benefit Life Insurance Company	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings

Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company

Consumer Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Credit card protection

Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company

Health Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Insurance Consultants	Nebraska	100% Commonwealth General Corporation	Brokerage

Icon Partners, Limited	UK	100% Insurance Consultants, Inc.	Insurance intermediary

Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Casualty Insurance Company	Ohio	100% AEGON U.S. Corporation	Insurance company

AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

Cornerstone International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing company

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

Transamerica Corporation	Delaware	100% Transamerica Holding B.V.	Major interest in insurance and finance

AEGON Funding Corp. II	Delaware	100% Transamerica Corp.	Commercial paper insurance

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

Inter-America Corporation	California	100% Transamerica Corp.	Insurance Broker

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance

Transamerica Business Technologies Corporation.	Delaware	100% Transamerica Corp.	Telecommunications and data processing

Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high-yield bonds

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Name holding only – Inactive

Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing

TA Leasing Holding Co., Inc.	Delaware	100% TFC	Holding company

Trans Ocean Ltd.	Delaware	100% TA Leasing Holding Co. Inc.	Holding company

Trans Ocean Container Corp. (“TOCC”)	Delaware	100% Trans Ocean Ltd.	Intermodal leasing

SpaceWise Inc.	Delaware	100% Transamerica Ocean Container Corp.	Intermodal leasing

Trans Ocean Leasing Deutschland GmbH	Germany	100% Transamerica Ocean Container Corp.	Intermodal leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Trans Ocean Management Corporation	California	100% Transamerica Ocean Container Corp.	Inactive

Trans Ocean Management S.A.	Switzerland	100% Transamerica Ocean Container Corp.	Intermodal leasing

Trans Ocean Regional Corporate Holdings	California	100% Transamerica Ocean Container Corp.	Holding company

Transamerica Leasing Inc.	Delaware	100% Transamerica Leasing Holding Co.	Leases & Services intermodal equipment

Transamerica Leasing DO Brasil LTDA.	Brazil	100% Transamerica Leasing, Inc.	Container Leasing

Transamerica Leasing Holdings Inc. (“TLHI”)	Delaware	100% Transamerica Leasing Inc.	Holding company

Greybox Logistics Services Inc.	Delaware	100% TLHI	Intermodal leasing

Greybox L.L.C. (“G”)	Delaware	100% TLHI	Intermodal freight container interchange facilitation service

Transamerica Trailer Leasing S.N.C.	France	100% Greybox L.L.C.	Leasing

Greybox Services Limited	U.K.	100% TLHI	Intermodal leasing

Intermodal Equipment, Inc.	Delaware	100% TLHI	Intermodal leasing

Transamerica Leasing N.V.	Belgium	100% Intermodal Equipment Inc.	Leasing

Transamerica Leasing SRL	Italy	100% Intermodal Equipment Inc.	Leasing

Transamerica Distribution Services, Inc.	Delaware	100% TLHI	Dormant

Transamerica Leasing Coordination Center	Belgium	100% TLHI	Leasing

Transamerica Leasing GmbH	Germany	100% TLHI	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% TLHI	Leasing

Transamerica Leasing Limited	U.K.	100% TLHI	Leasing

ICS Terminals (UK) Limited	U.K.	100% Transamerica Leasing Limited	Leasing

Transamerica Leasing Pty. Ltd.	Australia	100% TLHI	Leasing

Transamerica Leasing (HK) Ltd.	H.K.	100% TLHI	Leasing

Transamerica Leasing (Proprietary) Limited	South Africa	100% TLHI	In Liquidation – Intermodal leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Transamerica Trailer Holdings I Inc.	Delaware	100% TLHI	Holding company

Transamerica Funding LP	UK	98% Transamerica Trailer Holdings I, Inc.; 1% Transamerica Distribution Services, Inc.; 1% ICS Terminals (UK) Limited	Intermodal leasing

Transamerica Trailer Holdings II Inc.	Delaware	100% TLHI	Holding company

Transamerica Trailer Holdings III Inc.	Delaware	100% TLHI	Holding company

Transamerica Trailer Leasing AB	Sweden	100% TLHI	Leasing

Transamerica Trailer Leasing AG	Switzerland	100% TLHI	Leasing

Transamerica Trailer Leasing A/S	Denmark	100% TLHI	Leasing

Transamerica Trailer Leasing GmbH	Germany	100% TLHI	Leasing

Transamerica Trailer Leasing (Belgium) N.V.	Belgium	100% TLHI	Leasing

Transamerica Trailer Leasing (Netherlands) B.V.	Netherlands	100% TLHI	Leasing

Transamerica Alquiler de Trailer Spain S.L.	Spain	100% TLHI	Leasing

Transamerica Transport Inc.	New Jersey	100% TLHI	Dormant

TREIC Enterprises, Inc.	Delaware	100% TFC	Investments

TFC Properties, Inc.	Delaware	100% TFC	Holding company

Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Commercial Finance Corporation, I	Delaware	100% TFC.	Holding company

Transamerica Commercial Finance Corporation, II (“TCFCII”)	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

BWAC Credit Corporation	Delaware	100% TCFCII	Inactive

BWAC International Corporation	Delaware	100% TCFCII	Retail Appliance and furniture stores

BWAC Twelve, Inc.	Delaware	100% TCFCII	Holding company

TIFCO Lending Corporation	Illinois	100% BWAC Twelve, Inc.	General financing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Insurance Finance Corporation	Maryland	100% BWAC Twelve, Inc.	Insurance premium financing

Transamerica Insurance Finance Corporation, California	California	100% Transamerica Insurance Finance Corporation	Insurance premium

TBCC Funding Trust I	Delaware	100% TCFCII	Delaware Business Trust

TBCC Funding I LLC	Delaware	100% TBCC Funding Trust I	Delaware Business Trust

TBCC Funding Trust II	Delaware	100% TCFCII	Delaware Business Trust

TBCC Funding II LLC	Delaware	100% TBCC Funding Trust II	Delaware Business Trust

Private Label Funding LLC	Delaware	100% TBCC Funding Trust II	Delaware Business Trust

M Credit, Inc.	Delaware	100% TCFCII	Commercial lending

Bay Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Coast Funding Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Transamerica Small Business Capital, Inc.	Delaware	100% M Credit, Inc.	Holding company

Gulf Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Direct Capital Equity Investments, Inc.	Delaware	100% M Credit, Inc.	Small business loans

Direct Capital Partners LLC	Delaware	33.33% M Credit, Inc.	Investment banking

Direct Capital Partners LP	Delaware	25% Direct Capital Partners LLC (General Partner); 75% Direct Capital Equity Investments, Inc. (Limited Partnership)	Investment banking

Inland Water Transportation LLC	Delaware	100% Capital Partners LP	Finance barges

TBC IV, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax I, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax II, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax III, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax IV, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TBC Tax V, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VI, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VIII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax IX, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

T Holdings, Inc.	Delaware	100% TCFCII	Holding company

TBC I, Inc.	Delaware	100% T Holdings, Inc.	Special purpose corporation

Facta LLP	Illinois	50% TBC I, Inc.	Commercial finance

TBC III, Inc.	Delaware	100% TBCC	Special purpose corporation

Transcap Trade Finance	Illinois	50% TBC III, Inc.	Commercial finance

Transamerica Mezzanine Financing, Inc.	Delaware	100% T Holdings, Inc.	Holding company

Transamerica Commercial Real Estate Finance LLC	Illinois	100% T Holdings, Inc.	Bridge/mezzanine finance

Transamerica Business Capital Corporation	Delaware	100% TCFCII	Commercial lending

Auto Funding Services LLC	Delaware	100% Transamerica Business Capital Corporation	Commercial lending

Transamerica Distribution Finance Corporation (“TDFC”)	Delaware	100% TCFCII	Holding company

Transamerica Accounts Holding Corporation	Delaware	100% Transamerica Distribution Finance Corporation	Holding company

ARS Funding Corporation	Delaware	100% Transamerica Accounts Holding Corporation	Dormant

Transamerica Inventory Finance Corporation (“TIFC”)	Delaware	100% Transamerica Distribution Finance Corporation	Holding company

BWAC Seventeen, Inc.	Delaware	100% TIFC	Holding company

Transamerica Commercial Finance Canada, Limited	Ontario	100% BWAC Seventeen, Inc.	Dormant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Commercial Finance Corporation, Canada	Canada	100% BWAC Seventeen, Inc.	Commercial finance

Transamerica Acquisition Corporation, Canada	Canada	100% Transamerica Commercial Finance Corporation, Canada	Holding company

Cantrex Group Inc.	Quebec	100% Transamerica Acquisition Corporation Canada	Buying group and retail merchant services

2953-9087 Quebec, Inc.	Quebec	100% Cantrex Group Inc.	Inactive

Corbeil Electrique, Inc.	Quebec	100% Cantrex Group, Inc.	Inactive

Prestex Marketing, Inc.	Canada	100% Cantrex Group, Inc.	Inactive

BWAC Twenty-One, Inc.	Delaware	100% TIFC	Holding company

ODBH Ltd./Harley Davidson Acceptance	U.K.	100% BWAC Twenty-One, Inc.	Holding company

Transamerica Commercial Holdings Limited	U.K.	100% BWAC Twenty-One Inc.	Holding company

Transamerica Trailer Leasing Limited	N.Y.	100% Transamerica Commercial Holding Limited	Leasing

Transamerica Commercial Finance Limited	U.K.	100% Transamerica Commercial Holding Limited	Commercial lending

TDF Credit Insurance Services Limited	U.K.	100% Transamerica Commercial Finance Limited	Credit insurance brokerage

Whirlpool Financial Corporation Polska SpoZOO	Poland	100% Transamerica Commercial Finance Limited	Inactive—commercial finance

Transamerica Commercial Finance France S.A.	France	100% TIFC	Factoring company

Transamerica GmbH, Inc.	Delaware	100% TIFC	Holding company

Transamerica Fincieringsmaatschappij B.V.	Netherlands	100% Transamerica GmbH, Inc.	Commercial lending in Europe

Transamerica GmbH	Germany	90% Transamerica GmbH, Inc.	Commercial lending in Germany

Transamerica Commercial Finance Corporation	Delaware	100% TIFC	Finance company

TCF Asset Management Corporation	Colorado	100% Transamerica Commercial Finance Corporation	A depository for foreclosed real and personal property

Transamerica Catalyst Financial Services LLC	Delaware	100% Transamerica Commercial Finance Corporation	Owns & operates electronic/internet enabled system

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Distribution Finance Insurance Services, Inc.	Illinois	100% Transamerica Commercial Finance Corporation	Finance company

Transamerica Distribution Finance Factorje S.A. de C.V.	Mexico	99% Transamerica Commercial Finance Corporation	Finance company

Inventory Funding Trust	Delaware	100% Transamerica Commercial Finance Corporation	Delaware Business Trust

Inventory Funding Company, LLC	Delaware	100% Inventory Funding Trust	Holding company

Transamerica Joint Ventures, Inc.	Delaware	100% Transamerica Commercial Finance Corporation	Holding company

Transamerica Venture LLC	Delaware	100% Transamerica Joint Ventures, Inc.	Ownership and operation of a commercial finance business for Brunswick Corp. customers

Amana Finance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance

American Standard Financial Services	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance

Penske Financial Services LLC	Delaware	50% Transamerica Joint Ventures, Inc.	Commercial finance

Polaris Acceptance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance

Transamerica Distribution Finance Corporation—Overseas, Inc.	Delaware	100% Transamerica Commercial Finance Corporation	Commercial Finance

TDF-Mauritius Limited	Mauritius	100% Transamerica Distribution Finance Corporation—Overseas, Inc.	Mauritius holding company

Transamerica Apple Distribution Finance Public Limited	India	69.94% TDF-Mauritius Limited	Finance company

Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Mexico	100% Transamerica Commercial Finance Corporation	Holding company in Mexican subsidiaries

TDF de Mexico S. de R.L. de C.V.	Mexico	99% Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Service company for Whirlpool receivables

Transamerica Corporate Services De Mexico S. de R.L. de CV	Mexico	99% Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Holds employees

Distribution Support Services LLC	Delaware	100% Transamerica Commercial Finance Corporation	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Equipment Financial Services Corporation (“TEFSC”)	Delaware	100% TCFCII	Investment in Various equipment leases and loans

First AUSA Life Insurance Company	Maryland	385,000 shares Common Stock owned by Transamerica Holding Company LLC; 115,000 Series A Preferred Stock owned by Transamerica Holding Company LLC	Insurance holding company

AUSA Life Insurance Company, Inc.	New York	82.33% First AUSA Life Insurance Company 17.67% Veterans Life Insurance Company	Insurance

AUSACAN LLP	Canada	General Partner—AUSA Holding Company (1%); Limited Partner—First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote	Insurance

Life Investors Insurance Company of America	Iowa	504,032 shares Common Stock owned by First AUSA Life Insurance Company; 504,033 shares Series A Preferred Stock owned by First AUSA Life Insurance Company.	Insurance

Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities

Monumental General Casualty Co.	Maryland	100% First AUSA Life Ins. Co.	Insurance

Monumental General Life Insurance Company of Puerto Rico	Puerto Rico	First AUSA Life Insurance Company owns 51%; Baldrich & Associates of Puerto Rico owns 49%.	Insurance

Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock First AUSA Life Ins. Co.	Insurance

The Whitestone Corporation	Maryland	100% First AUSA Life Ins. Co.	Insurance agency

United Financial Services, Inc.	Maryland	100% First AUSA Life Ins. Co.	General agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% First AUSA Life Ins. Co.	Insurance

AEGON Equity Group, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

AEGON/Transamerica Fund Advisers, Inc.	Florida	Western Reserve Life Assurance Company of Ohio owns 77%; AUSA Holding Company owns 23%	Fund advisor

Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

IDEX Mutual Funds	Massachusetts	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

AEGON/Transamerica Fund Services, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Mutual fund

AEGON/Transamerica Series Fund, Inc.	Maryland	Various	Investment advisor, transfer agent, administrator, sponsor, principal underwriter/distributor or general partner.

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Alabama, Inc.	Alabama	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of New Mexico, Inc.	New Mexico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Ohio, Inc.	Ohio	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Wyoming, Inc.	Wyoming	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Insurance Agency of Texas, Inc.	Texas	Record Shareholder—Jack Linder	Insurance agency

WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

WRL Insurance Agency of Massachusetts, Inc.	Massachusetts	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency of Nevada, Inc.	Nevada	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency of Texas, Inc.	Texas	Record Shareholder – Daniel L. DeMarco	Insurance agency

Transamerica Life Insurance Company	Iowa	223,500 shares Common Stock owned by Transamerica Holding Company LLC; 42,500 shares Series A Preferred Stock owned by Transamerica Holding Company LLC.	Insurance

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

Transamerica Financial Institutions, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life insurance and underwriting services

Professional Life & Annuity Insurance Company	Arizona	100% Transamerica Life Insurance Co.

Veterans Life Insurance Company	Illinois	100% Transamerica Holding Company LLC	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Veterans Life Insurance Agency, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance

TA Air V, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air IX, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air X, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XI, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XV, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XVIII, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air XIX, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Heli I, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine I, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine II, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine IV, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine VI, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine V, Inc.	Delaware	100% TEFSC	Special purpose corporation

TA Marine III, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Public Finance Air I, Corp.	Delaware	100% TEFSC	Special purpose corporation

Transamerica Vendor Financial Service Corporation	Delaware	100% TDFC	Provides commercial leasing

Transamerica Flood Hazard Certification, Inc.	Delaware	100% TFC	Flood Zone certification service

Transamerica Home Loan	California	100% TFC	Consumer mortgages

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Public Finance, LLC	Delaware	70% TFC	Financial Services

Transamerica Advisors, Inc.	California	100% TSC	Retail sale of investment advisory services

Transamerica Annuity Service Corp.	New Mexico	100% TSC	Performs services required for structured settlements

TBK Insurance Agency of Ohio, Inc.	Ohio	100% Transamerica Financial Advisors, Inc.	Variable insurance contract sales in state of Ohio

Transamerica Financial Resources Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Financial Resources Ins. Agency of Massachusetts, Inc.	Massachusetts	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Financial Resources Ins. Agency of Nevada, Inc.	Nevada	100% Transamerica Fin. Financial Advisors, Inc.	Insurance agent & broker

Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TSC	Holding & administering foreign operations

AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company

Transamerica Life Canada	Canada	100% ACI	Life insurance company

Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive

Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TSC	Life insurance

NEF Investment Company	California	100% TOLIC	Real estate development

Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company

Transamerica Life Insurance and Annuity Company (“TALIAC”)	N. Carolina	100% TOLIC	Life insurance

Transamerica Assurance Company	Missouri	100% TALIAC	Life and disability insurance

Gemini Investments, Inc.	Delaware	100% TALIAC	Investment subsidiary

Transamerica Life Insurance Company of New York	New York	100% TOLIC	Insurance sales

USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator

Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company

Transamerica Products I, Inc.	California	100% TPI	Co-general partner

Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Passive loss tax service

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corp.	Reinsurance

Transamerica Intellitech, Inc.	Delaware	100% TFC	Real estate information and technology services

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Investment adviser

Transamerica Real Estate Tax Service, Inc.	Delaware	100% TFC	Real estate tax reporting and processing services

Transamerica Realty Services, LLC (“TRS”)	Delaware	100% Transamerica Corp.	Real estate investments

Bankers Mortgage Company of CA	California	100% TRS	Investment management

The Gilwell Company	California	100% TRS	Ground lessee of 517 Washington Street, San Francisco

Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership

Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% TRS	General partner retirement properties

AEGON Capital Management, Inc.	Canada	100% TIHI	Investment counsel and portfolio manager

AEGON Dealer Services Canada, Inc.	Canada	100% National Finance Corporation	Mutual fund dealer

AEGON Fund Management, Inc.	Canada	100% TIHI	Mutual fund issuer

Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company

Emergent Business Capital Holdings, Inc.	Delaware	100% Transamerica Small Business Capital, Inc.	Small business capital and mezzanine financing company

Financial Resources Insurance Agency of Texas	Texas	100% Transamerica Financial Advisors, Inc.	Retail sale of securities products

Money Concept (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution

National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
National Financial Insurance Agency, Inc.	Canada	100%Money Concept (Canada) Limited	Insurance agency

Quantitative Data Solutions, LLC	Delaware	60% owned by TOLIC; 40% owned by Primary Knowledge, Inc.	Special purpose corporation

TA Steel I LLC	Delaware	100% TEFSC	Special purpose corporation

Transamerica Aviation 041 Corp.	Delaware	100% TEFSC	Special purpose corporation

Transamerica Aviation 400 Corp.	Delaware	100% TEFSC	Special purpose corporation

Transamerica Avaiation LLC	Delaware	100% TEFSC	Special purpose corporation

Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Re(Bermuda), Ltd.	Special purpose limited liability corporation

Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor

Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company

Transamerica Technology Services Limited	UK	100% Transamerica Commercial Finance Limited	Service company

Transamerica Technology Finance Corporation	Delaware	100% Transamerica Commercial Finance Corporation, II	Commercial lending and leasing

WFG Securities of Canada, Inc.	Canada	100% Work Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada, Inc.	Canada	100%TIHI	Holding company

World Financial Group Subholding Company of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

Item 27.    Number of Contract Owners

As of December 31, 2002, there were 19,288 Owners of the Policies.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

AFSG Securities Corporation

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-0001

The directors and officers of

AFSG Securities Corporation

are as follows:

Larry N. Norman Director and President	Anne Spaes Director and Vice President

Frank A. Camp Secretary	Teresa L. Stolba Assistant Compliance Officer

Lisa Wachendorf Director Vice President and Chief Compliance Officer	William G. Cummings Treasurer, Controller, Vice President

Thomas R. Moriarty Vice President	Priscilla Hechler Assistant Vice President

Emily Bates Assistant Treasurer

Clifton Flenniken Assistant Treasurer	Darin D. Smith Assistant Secretary and Vice President

The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.

AFSG Securities Corporation, the broker/dealer, received $19,041,380.56, $14,078,387.03 and $25,239,902.03 from the Registrant for the period ending December 31, 2002, December 31, 2001 and December 31, 2000, respectively, for its services in distributing the Policies. No other commission or compensation as received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account C, TFLIC Series Life Account (formerly AUSA Series Life Account), TFLIC Series Annuity Account (formerly AUSA Series Annuity Account) and TFLIC Series Annuity Account B (formerly AUSA Series Annuity Account B). These accounts are separate accounts of Transamerica Financial Life Insurance Company (formerly AUSA Life Insurance Company, Inc.)

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for WRL Series Life Account, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA G, Separate Account VA H, Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2LNY. This account is a separate account of Transamerica Financial Life Insurance Company (formerly Transamerica Life Insurance Company of New York).

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.    Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.    Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)	Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company

Section 403(b) Representations

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 27th day of October, 2003.

RETIREMENT BUILDER VARIABLE
ANNUITY ACCOUNT

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Larry N. Norman
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date
* Christopher H. Garrett	Director	, 2003

/s/ Craig D. Vermie Craig D. Vermie	Director	October 27, 2003

* Larry N. Norman	Director (Principal Executive Officer)	, 2003

* Arthur C. Schneider	Director	, 2003

* Robert J. Kontz	Vice President and Corporate Controller	, 2003

* Brenda K. Clancy	Director, Vice President, Treasurer, and Chief Financial Officer	, 2003

*	By Craig D. Vermie, Attorney-in-Fact